UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

103 Bellevue Parkway Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Nicola R. Knight, Esq. Bessemer Investment Management LLC 1271 Ave. of the Americas New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Old Westbury All Cap Core Fund (OWACX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury All Cap Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury All Cap Core Fund	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$3,081,553,026
  # of Portfolio Holdings95
  Portfolio Turnover Rate20%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets) as of 4/30/2025

Information Technology	26.9%
Financial Services	12.4%
Health Care	12.4%
Industrials	10.9%
Communication Services	9.2%
Consumer Discretionary	7.9%
Consumer Staples	5.5%
Banks	4.0%
Other Sectors	8.2%
Other Assets and Liabilities	2.6%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

Microsoft Corp.	5.8%
Apple, Inc.	4.6%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.4%
Visa, Inc.	3.0%
Meta Platforms, Inc.	2.8%
JP Morgan Chase & Co.	2.3%
UnitedHealth Group, Inc.	1.8%
Costco Wholesale Corp.	1.8%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury All Cap Core Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 861014

Old Westbury California Municipal Bond Fund (OWCAX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury California Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury California Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$352,158,947
  # of Portfolio Holdings95
  Portfolio Turnover Rate10%

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 4/30/2025

California	95.3%
Other Assets and Liabilities	4.7%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

San Francisco City & County Airport Current Refunding Revenue Bonds	9.3%
State of California Current Refunding GO	7.9%
California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds	5.3%
City of San Francisco Public Utilities Commission Water Revenue Bonds	5.0%
State of California Water Utility Improvements GO	4.5%
Los Angeles Community College District University & College Improvements GO	4.2%
Los Angeles Department of Water & Power Water System Revenue Bonds	3.5%
California Educational Facilities Authority University & College Improvements Revenue Bonds	3.3%
University of California Current Refunding Revenue Bonds	3.2%
County of Santa Clara GO	3.0%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury California Municipal Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 861785

Old Westbury Credit Income Fund (OWCIX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury Credit Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Credit Income Fund	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$2,295,422,529
  # of Portfolio Holdings757
  Portfolio Turnover Rate10%

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 4/30/2025

U.S. Government Agencies and Securities	32.0%
Non-Agency Mortgage-Backed Securities	22.5%
Exchange-Traded Funds	19.2%
Asset-Backed Securities	15.3%
Corporate Bonds	5.4%
Preferred Stocks	0.2%
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.2%
Other Assets and Liabilities	5.2%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

U.S. Treasury Bonds	25.5%
iShares JP Morgan USD Emerging Markets Bond ETF	8.1%
U.S. Treasury Notes	6.5%
iShares MBS ETF	5.7%
Ajax Mortgage Loan Trust	4.1%
SPDR Bloomberg Convertible Securities ETF	3.8%
Barclays Mortgage Loan Trust	3.4%
Countrywide Alternative Loan Trust	1.7%
Invesco Preferred ETF	1.7%
Velocity Commercial Capital Loan Trust	1.3%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Credit Income Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 723092

Old Westbury Fixed Income Fund (OWFIX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Fixed Income Fund	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$1,482,517,254
  # of Portfolio Holdings156
  Portfolio Turnover Rate49%

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 4/30/2025

U.S. Government Agencies and Securities	63.8%
Corporate Bonds	27.0%
Asset-Backed Securities	7.6%
Other Assets and Liabilities	1.6%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

U.S. Treasury Notes	57.3%
U.S. Treasury Bonds	2.8%
U.S. Treasury Inflation Indexed Notes	2.5%
JP Morgan Chase & Co.	0.9%
U.S. Treasury Bills	0.8%
Bank of America Corp.	0.7%
Capital One Financial Corp.	0.5%
CarMax Auto Owner Trust	0.5%
Fiserv, Inc.	0.5%
PayPal Holdings, Inc.	0.4%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Fixed Income Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 861017

Old Westbury Large Cap Strategies Fund (OWLSX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury Large Cap Strategies Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Large Cap Strategies Fund	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$23,031,555,037
  # of Portfolio Holdings609
  Portfolio Turnover Rate26%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets) as of 4/30/2025

Information Technology	23.0%
Industrials	10.9%
Consumer Discretionary	10.8%
Health Care	8.8%
Banks	8.1%
Communication Services	8.1%
Financial Services	7.8%
Consumer Staples	7.0%
Other Sectors	12.8%
Other Assets and Liabilities	2.7%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

Microsoft Corp.	4.3%
NVIDIA Corp.	4.1%
Apple, Inc.	3.6%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.8%
JP Morgan Chase & Co.	2.1%
Broadcom, Inc.	1.9%
Meta Platforms, Inc.	1.7%
Berkshire Hathaway, Inc.	1.2%
Costco Wholesale Corp.	1.2%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Large Cap Strategies Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 943344

Old Westbury Municipal Bond Fund (OWMBX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$4,171,791,696
  # of Portfolio Holdings534
  Portfolio Turnover Rate23%

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 4/30/2025

Texas	19.1%
New York	9.3%
California	6.1%
Washington	5.8%
New Jersey	5.4%
Maryland	4.4%
Massachusetts	4.3%
Connecticut	3.8%
Other States	37.8%
Other Assets and Liabilities	4.0%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

State of Washington School Improvements GO	3.0%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2.2%
State of California Current Refunding GO	1.8%
State of Maryland School Improvements GO	1.5%
Board of Regents of the University of Texas System Refunding Revenue Bonds	1.4%
City of New York Public Improvements GO	1.4%
Texas State University System University & College Improvements Revenue Bonds	1.3%
Cypress-Fairbanks Independent School District Current Refunding GO	1.3%
New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds	1.3%
Texas Tech University System University & College Improvements Revenue Bonds	1.3%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Municipal Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 861016

Old Westbury New York Municipal Bond Fund (OWNYX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury New York Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury New York Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$590,133,061
  # of Portfolio Holdings157
  Portfolio Turnover Rate9%

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 4/30/2025

New York	92.3%
Other Assets and Liabilities	7.7%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

County of Westchester Recreation Facilities Improvements GO	8.1%
Utility Debt Securitization Authority Refunding Revenue Bonds	5.7%
New York State Dormitory Authority University & College Improvements Revenue Bonds	5.4%
New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds	4.4%
New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds	4.4%
New York City Transitional Finance Authority Public Improvements Revenue Bonds	4.0%
Long Island Power Authority Current Refunding Revenue Bonds	4.0%
New York Power Authority Electric Light & Power Improvements Revenue Bonds	3.6%
Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds	3.2%
City of New York Current Refunding GO	3.1%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury New York Municipal Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 861786

Old Westbury Short-Term Bond Fund (OWSBX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury Short-Term Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Short-Term Bond Fund	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$93,730,389
  # of Portfolio Holdings119
  Portfolio Turnover Rate19%

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 4/30/2025

U.S. Government Agencies and Securities	55.9%
Corporate Bonds	34.2%
Asset-Backed Securities	8.3%
Other Assets and Liabilities	1.6%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

U.S. Treasury Notes	53.4%
U.S. Treasury Bills	2.5%
PayPal Holdings, Inc.	1.1%
Duke Energy Progress LLC	1.1%
Advanced Micro Devices, Inc.	1.1%
Microchip Technology, Inc.	1.1%
Kubota Credit Owner Trust	1.1%
Uber Technologies, Inc.	1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.0%
Sumitomo Mitsui Financial Group, Inc.	1.0%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Short-Term Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 727714

Old Westbury Small & Mid Cap Strategies Fund (OWSMX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury Small & Mid Cap Strategies Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Small & Mid Cap Strategies Fund	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2025

  Total Net Assets$8,162,046,221
  # of Portfolio Holdings2,163
  Portfolio Turnover Rate36%

What did the Fund invest in?

Country Weightings (as a % of Net Assets) as of 4/30/2025

United States	41.4%
Japan	10.9%
China	5.0%
United Kingdom	4.9%
Australia	2.6%
France	2.3%
Italy	2.0%
Other Countries	21.1%
Other Assets and Liabilities	9.8%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

Utilities Select Sector SPDR Fund	3.9%
VanEck Junior Gold Miners ETF	2.2%
SPDR S&P Biotech ETF	0.8%
BJ's Wholesale Club Holdings, Inc.	0.8%
Dollarama, Inc.	0.7%
MSA Safety, Inc.	0.6%
US Foods Holding Corp.	0.6%
Nasdaq, Inc.	0.6%
STERIS Plc	0.6%
Tradeweb Markets, Inc.	0.6%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Small & Mid Cap Strategies Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 905637

Old Westbury Total Equity Fund (OWTEX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2025

This semi-annual shareholder report contains important information about the Old Westbury Total Equity Fund (the "Fund") for the period of February 28, 2025, the Fund's inception, to April 30, 2025 (the "reporting period").You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Total Equity Fund	$16Footnote Reference^	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote^	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Fund Statistics as of 4/30/2025

  Total Net Assets$635,019,953
  # of Portfolio Holdings466
  Portfolio Turnover Rate2%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets) as of 4/30/2025

Information Technology	22.0%
Industrials	12.3%
Consumer Discretionary	9.7%
Health Care	9.3%
Financial Services	8.4%
Communication Services	7.6%
Banks	7.1%
Consumer Staples	6.9%
Other Sectors	12.0%
Other Assets and Liabilities	4.7%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2025

Microsoft Corp.	4.0%
NVIDIA Corp.	3.3%
Apple, Inc.	3.3%
Amazon.com, Inc.	2.6%
Alphabet, Inc.	2.5%
JP Morgan Chase & Co.	1.8%
Meta Platforms, Inc.	1.8%
Visa, Inc.	1.4%
Broadcom, Inc.	1.3%
Costco Wholesale Corp.	1.2%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Total Equity Fund

Semi-Annual Shareholder Report

April 30, 2025

OWF_A21-SA2025 728866

Old Westbury Funds, Inc.

Semi-Annual Financial Statements and Additional Information

Old Westbury All Cap Core Fund	OWACX
Old Westbury Large Cap Strategies Fund	OWLSX
Old Westbury Small & Mid Cap Strategies Fund	OWSMX
Old Westbury Total Equity Fund	OWTEX
Old Westbury Credit Income Fund	OWCIX
Old Westbury Fixed Income Fund	OWFIX
Old Westbury Short-Term Bond Fund	OWSBX
Old Westbury Municipal Bond Fund	OWMBX
Old Westbury California Municipal Bond Fund	OWCAX
Old Westbury New York Municipal Bond Fund	OWNYX

April 30, 2025

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Portfolios of Investments:
All Cap Core Fund	2
Large Cap Strategies Fund	4
Small & Mid Cap Strategies Fund	12
Total Equity Fund	36
Credit Income Fund	42
Fixed Income Fund	68
Short-Term Bond Fund	74
Municipal Bond Fund	78
California Municipal Bond Fund	100
New York Municipal Bond Fund	105
Statements of Assets and Liabilities	113
Statements of Operations	116
Statements of Changes in Net Assets	119
Financial Highlights:
All Cap Core Fund	129
Large Cap Strategies Fund	130
Small & Mid Cap Strategies Fund	131
Total Equity Fund	132
Credit Income Fund	133
Fixed Income Fund	134
Short-Term Bond Fund	135
Municipal Bond Fund	136
California Municipal Bond Fund	137
New York Municipal Bond Fund	138
Notes to Financial Statements	139
Additional Information (Unaudited)	157
Approval of Advisory Agreement Amendment with Bessemer Investment Management LLC and Sub-Advisory Agreements with Aikya Investment Management Limited, Polunin Capital Partners Limited, and Sands Capital Management, LLC, on behalf of the Old Westbury Total Equity Fund (Unaudited)	158
Approval of Amendment of Sub-Advisory Agreement with Polunin Capital Partners Limited on behalf of the Old Westbury Small & Mid Cap Strategies Fund (Unaudited)	160

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2025
(Unaudited)

Shares		Value
COMMON STOCKS — 97.4%
Banks — 4.0%
1,348,300	Bank of America Corp.	$53,770,204
283,708	JP Morgan Chase & Co.	69,400,651
		123,170,855
Communication Services — 9.2%
647,492	Alphabet, Inc. - Class C	104,174,988
126,428	Live Nation Entertainment, Inc.(a)	16,745,388
158,181	Meta Platforms, Inc. - Class A	86,841,369
46,459	Spotify Technology SA(a)	28,524,897
200,662	Take-Two Interactive Software, Inc.(a)	46,818,458
		283,105,100
Consumer Discretionary — 7.9%
597,322	Amazon.com, Inc.(a)	110,158,123
232,812	Dollarama, Inc.	28,725,752
110,184	Hilton Worldwide Holdings, Inc.	24,844,288
124,452	Light & Wonder, Inc.(a)	10,625,712
56	LVMH Moet Hennessy Louis Vuitton SE	31,020
15,140	MercadoLibre, Inc.(a)	35,289,069
14,749	O’Reilly Automotive, Inc.(a)	20,872,785
141,876	Wyndham Hotels & Resorts, Inc.	12,102,023
		242,648,772
Consumer Staples — 5.5%
475,112	Alimentation Couche-Tard, Inc.	24,799,840
217,741	BJ’s Wholesale Club Holdings, Inc.(a)	25,597,632
55,465	Costco Wholesale Corp.	55,159,943
387,605	US Foods Holding Corp.(a)	25,450,144
386,809	Walmart, Inc.	37,617,175
		168,624,734
Energy — 2.3%
475,143	ConocoPhillips	42,344,744
885,947	Schlumberger NV	29,457,738
		71,802,482
Financial Services — 12.4%
160,158	Apollo Global Management, Inc.	21,858,364
615,035	Brookfield Corp.	33,008,928
73,375	Corpay, Inc.(a)	23,874,024
130,907	Fiserv, Inc.(a)	24,161,505
305,355	Intercontinental Exchange, Inc.	51,290,479
76,536	MSCI, Inc.	41,720,539
326,790	Nasdaq, Inc.	24,904,666
5,796	Partners Group Holding AG	7,594,335
76,469	S&P Global, Inc.	38,238,323
170,035	Tradeweb Markets, Inc. - Class A	23,515,841
264,034	Visa, Inc. - Class A	91,223,747
		381,390,751
Health Care — 12.4%
227,046	AbbVie, Inc.	44,296,675
747,206	Avantor, Inc.(a)	9,706,206
Shares		Value
Health Care (continued)
314,916	Boston Scientific Corp.(a)	$32,395,409
120,208	Cencora, Inc.	35,181,275
188,448	Cooper Cos., Inc. (The)(a)	15,390,548
152,693	Danaher Corp.	30,436,296
38,499	IDEXX Laboratories, Inc.(a)	16,656,592
50,087	Intuitive Surgical, Inc.(a)	25,834,875
57,966	McKesson Corp.	41,317,585
52,817	Medpace Holdings, Inc.(a)	16,288,235
108,421	STERIS Plc	24,366,536
59,124	Straumann Holding AG	7,209,391
66,734	Thermo Fisher Scientific, Inc.	28,628,886
135,903	UnitedHealth Group, Inc.	55,915,930
		383,624,439
Industrials — 10.9%
304,577	API Group Corp.(a)	11,522,148
492,309	Ashtead Group Plc	26,354,492
178,736	Booz Allen Hamilton Holding Corp.	21,451,895
56,470	Builders FirstSource, Inc.(a)	6,755,506
107,472	BWX Technologies, Inc.	11,727,345
58,738	Carlisle Cos., Inc.	22,289,896
105,143	Clean Harbors, Inc.(a)	22,494,293
451,457	Copart, Inc.(a)	27,552,421
303,608	Core & Main, Inc. - Class A(a)	15,994,069
64,731	Eaton Corp. Plc	19,054,865
72,857	Equifax, Inc.	18,952,291
300,243	Howmet Aerospace, Inc.	41,607,675
85,386	Northrop Grumman Corp.	41,540,289
35,316	Saia, Inc.(a)	8,617,104
347,318	TransUnion	28,813,501
199,047	UL Solutions, Inc. - Class A	11,383,498
		336,111,288
Information Technology — 26.9%
674,107	Apple, Inc.	143,247,738
207,107	Applied Materials, Inc.	31,213,096
12,169	ASM International NV	5,948,049
45,926	ASML Holding NV	30,744,792
199,802	Bentley Systems, Inc. - Class B	8,589,488
180,026	Broadcom, Inc.	34,649,604
1,244,209	CCC Intelligent Solutions Holdings, Inc.(a)	11,521,375
118,851	CDW Corp.	19,082,717
10,079	Constellation Software, Inc.	36,323,807
116,833	Entegris, Inc.	9,243,827
414,749	Fortinet, Inc.(a)	43,034,356
93,850	Gartner, Inc.(a)	39,518,358
147,020	Keysight Technologies, Inc.(a)	21,376,708
56,954	Manhattan Associates, Inc.(a)	10,103,070
257,939	Marvell Technology, Inc.	15,055,899
448,974	Microsoft Corp.	177,461,463
111,560	Motorola Solutions, Inc.	49,129,908
59,152	Nice Ltd. - ADR(a)	9,219,135
1,083,484	NVIDIA Corp.	118,013,077

2

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Information Technology (continued)
15,865	ServiceNow, Inc.(a)	$15,151,234
		828,627,701
Insurance — 0.6%
295,702	Ryan Specialty Holdings, Inc.	19,371,438
Materials — 1.8%
284,101	CRH Plc	27,108,917
80,543	Sherwin-Williams Co. (The)	28,425,236
		55,534,153
Real Estate — 1.3%
145,008	CBRE Group, Inc. - Class A(a)	17,717,077
107,234	Prologis, Inc. REIT	10,959,315
41,997	SBA Communications Corp. REIT	10,222,070
		38,898,462
Utilities — 2.2%
354,151	Ameren Corp.	35,145,945
492,458	NextEra Energy, Inc.	32,935,591
		68,081,536
Total Common Stocks (Cost $1,863,828,680)		3,000,991,711

EXCHANGE-TRADED FUNDS(b) — 0.6%
54,048	SPDR S&P Oil & Gas Exploration & Production ETF	5,983,654
124,841	SPDR S&P Regional Banking ETF	6,757,644
100,668	Utilities Select Sector SPDR Fund	7,942,705

Total Exchange-Traded Funds (Cost $22,642,480)		20,684,003

INVESTMENT COMPANY — 1.7%
50,956,117	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(c)	50,956,117
Total Investment Company (Cost $50,956,117)		50,956,117

TOTAL INVESTMENTS — 99.7% (Cost $1,937,427,277)		$3,072,631,831
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		8,921,195
NET ASSETS — 100.0%		$3,081,553,026

(a)	Non-income producing security.
(b)	A copy of the underlying funds’ financial statements is available upon request.
(c)	The rate shown represents the current yield as of April 30, 2025.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Market Value	Market Value as a percentage of Net Assets
United States	$2,708,163,339	87.9%
Canada	122,858,327	4.0
Netherlands	36,692,841	1.2
Uruguay	35,289,069	1.1
Sweden	28,524,897	0.9
United Kingdom	26,354,492	0.9
Ireland	19,054,865	0.6
Switzerland	14,803,726	0.5
Israel	9,219,135	0.3
France	31,020	0.0 *
Other**	80,561,315	2.6
	$3,081,553,026	100.0%

*	Represents less than 0.05% of net assets.
**	Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2025
(Unaudited)

Shares		Value
COMMON STOCKS — 97.3%
Banks — 8.1%
92,591	ANZ Group Holdings Ltd.	$1,770,549
442,632	Banco Bilbao Vizcaya Argentaria SA	6,074,700
15,319,723	Banco Bradesco SA - Preference Shares	37,036,307
263,341,896	Banco de Chile	38,657,630
1,174,024	Banco Santander SA	8,266,137
77,323,649	Bank Central Asia Tbk PT	41,112,259
3,065,120	Bank of America Corp.	122,236,986
316,754	Bank of Montreal	30,349,656
89,119	Bank of Nova Scotia (The)	4,459,182
10,947,522	Barclays Plc	43,611,018
75,918	BNP Paribas SA	6,432,493
242,000	CaixaBank SA	1,854,738
152,500	Canadian Imperial Bank of Commerce	9,618,363
145,578	Capitec Bank Holdings Ltd.	27,020,190
2,644	Citigroup, Inc.	180,797
2,046	Citizens Financial Group, Inc.	75,477
3,307,418	Commerzbank AG	87,539,246
96,919	Commonwealth Bank of Australia	10,330,513
71,700	Credit Agricole SA	1,344,847
221,600	DBS Group Holdings Ltd.	7,199,610
1,232,736	DNB Bank ASA	30,816,078
348,803	Erste Group Bank AG	23,621,511
1,666	Fifth Third Bancorp	59,876
34	First Citizens BancShares, Inc. - Class A	60,491
8,667,182	HDFC Bank Ltd.	196,865,984
5,115,813	HSBC Holdings Plc	57,027,890
9,643,775	ING Groep NV	187,275,513
1,081,800	Intesa Sanpaolo SpA	5,774,960
90,203	Japan Post Bank Co. Ltd.	927,463
1,964,798	JP Morgan Chase & Co.	480,628,887
16,350	KBC Group NV	1,507,613
3,794,576	Lloyds Banking Group Plc	3,728,089
16,635,609	Mitsubishi UFJ Financial Group, Inc.	209,594,182
325,462	Mizuho Financial Group, Inc.	8,137,407
21,100	National Bank of Canada	1,853,176
4,838,193	NatWest Group Plc	31,120,647
256,000	Nordea Bank Abp	3,545,331
266,600	Oversea-Chinese Banking Corp. Ltd.	3,299,379
695	PNC Financial Services Group, Inc. (The)	111,680
19,731,067	Public Bank Bhd	20,454,285
2,583	Regions Financial Corp.	52,719
67,279	Royal Bank of Canada	8,075,334
116,800	Skandinaviska Enskilda Banken AB - Class A	1,853,345
71,000	Standard Chartered Plc	1,022,631
517,945	Sumitomo Mitsui Financial Group, Inc.	12,356,724
118,300	Svenska Handelsbanken AB - Class A	1,548,526
1,077,307	Swedbank AB - Class A	26,893,732
Shares		Value
Banks (continued)
105,520	Toronto-Dominion Bank (The)	$6,742,534
1,226,153	Truist Financial Corp.	47,010,706
105,000	UniCredit SpA	6,108,990
95,100	United Overseas Bank Ltd.	2,525,746
4,160	US Bancorp	167,814
4,725	Wells Fargo & Co.	335,522
208,600	Westpac Banking Corp.	4,377,507
		1,870,652,970
Communication Services — 8.1%
396,203	Alphabet, Inc. - Class A	62,917,036
3,768,459	Alphabet, Inc. - Class C	606,307,369
8,465	AT&T, Inc.	234,480
266	Charter Communications, Inc. - Class A(a)	104,235
1,504,239	Comcast Corp. - Class A	51,444,974
184,495	CTS Eventim AG & Co. KGaA	21,860,256
5,904,101	Deutsche Telekom AG	212,060,700
652	Electronic Arts, Inc.	94,599
591,240	KDDI Corp.	10,478,915
898,880	LY Corp.	3,399,584
2,265	Match Group, Inc.	67,180
719,044	Meta Platforms, Inc. - Class A	394,755,156
2,416,510	NetEase, Inc.	51,946,148
107,814	Netflix, Inc.(a)	122,015,260
2,566	News Corp. - Class A	69,590
188,382	Nintendo Co. Ltd.	15,639,475
5,578,143	Nippon Telegraph & Telephone Corp.	5,830,706
2,126,507	Orange SA	30,851,469
1,477,473	Quebecor, Inc. - Class B	40,532,445
3,350,345	Rightmove Plc	33,088,543
820,900	Singapore Telecommunications Ltd.	2,375,025
1,862	Sirius XM Holdings, Inc.	39,884
4,249,017	SoftBank Corp.	6,429,806
110,949	SoftBank Group Corp.	5,610,653
100,626	Spotify Technology SA(a)	61,782,351
41,695	Swisscom AG	27,805,701
360,300	Telefonica SA	1,850,948
583,700	Telstra Group Ltd.	1,684,615
1,096	T-Mobile US, Inc.	270,657
2,285,868	Verizon Communications, Inc.	100,715,344
2,754,100	Vodafone Group Plc	2,706,453
		1,874,969,557
Consumer Discretionary — 10.8%
116,429	Airbnb, Inc. - Class A(a)	14,195,024
4,763,359	Alibaba Group Holding Ltd.	71,117,099
48,573	Amadeus IT Group SA	3,823,326
3,503,125	Amazon.com, Inc.(a)	646,046,313
25,700	Aristocrat Leisure Ltd.	1,097,623
34	AutoZone, Inc.(a)	127,928
4,935,042	B&M European Value Retail SA	22,194,760
64,321	Bandai Namco Holdings, Inc.	2,235,319
32,813	Booking Holdings, Inc.	167,322,675

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,472	BorgWarner, Inc.	$41,775
142,632	Bridgestone Corp.	5,964,183
251,704	Canadian Tire Corp. Ltd. - Class A	27,547,584
1,615	Chipotle Mexican Grill, Inc.(a)	81,590
36,000	Cie Financiere Richemont SA - Class A	6,361,388
53,619	Compass Group Plc	1,807,755
320,281	Denso Corp.	4,135,448
344,914	Dollarama, Inc.	42,557,574
114	Domino’s Pizza, Inc.	55,902
373,185	DoorDash, Inc. - Class A(a)	71,983,655
363	DR Horton, Inc.	45,861
1,581	eBay, Inc.	107,761
1,261	Etsy, Inc.(a)	54,828
410	Expedia Group, Inc.	64,341
35,925	Fast Retailing Co. Ltd.	11,817,345
5,000	Ferrari NV	2,288,903
261,190	Flutter Entertainment Plc(a)	62,944,178
1,635	General Motors Co.	73,967
406,361	Genuine Parts Co.	47,767,736
129,700	H & M Hennes & Mauritz AB - Class B	1,879,428
8,781,901	Hangzhou Robam Appliances Co. Ltd. - A Shares	23,642,502
18,058	Hermes International SCA	49,662,732
499	Hilton Worldwide Holdings, Inc.	112,515
331,082	Home Depot, Inc. (The)	119,351,750
751,339	Honda Motor Co. Ltd.	7,644,681
2,069,199	Industria de Diseno Textil SA	111,271,100
48,184	Isuzu Motors Ltd.	648,000
352	Lennar Corp. - Class A	38,231
466,194	Lowe’s Cos., Inc.	104,222,331
325	Lululemon Athletica, Inc.(a)	88,000
24,414	LVMH Moet Hennessy Louis Vuitton SE	13,523,628
1,039,035	Mahindra & Mahindra Ltd.	35,999,667
419	Marriott International, Inc. - Class A	99,965
302,767	McDonald’s Corp.	96,779,472
2,663,928	Meituan - B Shares(a)(b)(c)	44,107,822
45,801	MercadoLibre, Inc.(a)	106,755,261
677	Mohawk Industries, Inc.(a)	71,999
461,120	NIKE, Inc. - Class B	26,007,168
12	NVR, Inc.(a)	85,509
100,927	O’Reilly Automotive, Inc.(a)	142,831,890
99,975	Oriental Land Co. Ltd.	2,117,420
673,203	Panasonic Holdings Corp.	7,718,925
244,577	Pandora A/S	36,408,466
158	Pool Corp.	46,316
45,600	Prosus NV	2,137,938
459	PulteGroup, Inc.	47,084
353	Ralph Lauren Corp.	79,407
597	Ross Stores, Inc.	82,983
499	Royal Caribbean Cruises Ltd.	107,240
Shares		Value
Consumer Discretionary (continued)
134,142	Sekisui House Ltd.	$3,083,952
2,370,962	Sony Group Corp.	62,552,610
1,363	Starbucks Corp.	109,108
1,367,695	Subaru Corp.	24,766,111
1,923,353	Sumitomo Electric Industries Ltd.	30,914,841
378,912	Suzuki Motor Corp.	4,540,756
1,314	Tapestry, Inc.	92,834
2,196	Tesla, Inc.(a)	619,623
1,490,231	Titan Co. Ltd.	59,537,705
1,283	TJX Cos., Inc. (The)	165,096
937,140	Toyota Motor Corp.	17,898,830
1,878,989	Wesfarmers Ltd.	94,130,277
546	Yum! Brands, Inc.	82,140
1,206,636	Zalando SE(a)(b)(c)	44,061,847
		2,489,987,001
Consumer Staples — 7.0%
113,355	Aeon Co. Ltd.	3,352,040
191,821	Ajinomoto Co., Inc.	3,923,524
67,592	Alimentation Couche-Tard, Inc.	3,528,159
1,194	Altria Group, Inc.	70,625
45,200	Anheuser-Busch InBev SA	2,979,086
345,008	Asahi Group Holdings Ltd.	4,768,803
5,406,920	AVI Ltd.	26,301,503
998,368	BJ’s Wholesale Club Holdings, Inc.(a)	117,368,142
67,000	British American Tobacco Plc	2,918,409
568,453	Clicks Group Ltd.	12,108,336
946,076	Coca-Cola Co. (The)	68,637,814
18,000	Coca-Cola Europacific Partners Plc	1,633,320
1,319	Colgate-Palmolive Co.	121,599
2,374	Conagra Brands, Inc.	58,662
277,227	Costco Wholesale Corp.	275,702,251
382,775	Danone SA	32,936,417
174,300	Diageo Plc	4,894,413
5,656,681	Fomento Economico Mexicano SAB de CV - Units	59,475,845
9,770,587	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	56,365,309
2,544	General Mills, Inc.	144,347
125,473	Hershey Co. (The)	20,977,831
106,300	Imperial Brands Plc	4,361,811
173,514	Japan Tobacco, Inc.	5,345,627
746,901	Jeronimo Martins SGPS SA	18,076,769
80,980	Kao Corp.	3,467,688
1,491,902	Kenvue, Inc.	35,208,887
1,255	Kimberly-Clark Corp.	165,384
89,075	Kirin Holdings Co. Ltd.	1,347,409
892,690	Koninklijke Ahold Delhaize NV	36,653,016
464	Lamb Weston Holdings, Inc.	24,504
2,197,600	Lion Corp.	26,935,922
25,292	L’Oreal SA	11,175,661
5,264,465	Marico Ltd.	44,260,320
1,163	Molson Coors Beverage Co. - Class B	66,907

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Consumer Staples (continued)
1,633	Mondelez International, Inc. - Class A	$111,256
674	Monster Beverage Corp.(a)	40,521
16,834,222	Natura & Co. Holding SA(a)	28,268,880
120,369	Nestle SA	12,811,762
3,795,916	Orkla ASA	42,333,796
203,022	PepsiCo, Inc.	27,525,723
825,768	Philip Morris International, Inc.	141,503,604
434,810	Procter & Gamble Co. (The)	70,687,062
6,456,300	Raia Drogasil SA	22,502,597
52,200	Reckitt Benckiser Group Plc	3,369,329
336,375	Target Corp.	32,527,462
358,000	Tesco Plc	1,771,743
2,628	The Campbell’s Company	95,817
2,516,820	Unicharm Corp.	23,369,032
1,810,459	Unilever Plc	115,271,726
28,405,923	Uni-President Enterprises Corp.	68,264,066
1,269,801	Walmart, Inc.	123,488,147
97,326	Woolworths Group Ltd.	1,964,296
		1,601,263,159
Energy — 2.8%
67,295	Aker BP ASA	1,444,656
954,976	BP Plc	4,409,499
71,046	Canadian Natural Resources Ltd.	2,038,720
304	Cheniere Energy, Inc.	70,258
1,878,121	Chevron Corp.	255,537,143
1,878	ConocoPhillips	167,367
1,970	Coterra Energy, Inc.	48,383
1,666	Devon Energy Corp.	50,663
145,128	Enbridge, Inc.	6,786,887
79,829	ENEOS Holdings, Inc.	384,315
86,100	Eni SpA	1,233,084
1,171	EOG Resources, Inc.	129,196
64,600	Equinor ASA	1,462,262
700,870	Exxon Mobil Corp.	74,032,898
3,325,000	Idemitsu Kosan Co. Ltd.	20,605,079
23,150	Imperial Oil Ltd.	1,561,525
4,083,499	Kinder Morgan, Inc.	107,396,024
526	Marathon Petroleum Corp.	72,278
540,703	OMV AG	27,956,305
18,700	Pembina Pipeline Corp.	714,848
758	Phillips 66	78,878
1,584,915	Shell Plc	51,147,971
84,700	Suncor Energy, Inc.	2,991,472
80,866	TC Energy Corp.	4,085,534
1,363,606	Tenaris SA	22,738,053
800,082	TotalEnergies SE	45,568,814
388	Valero Energy Corp.	45,043
1,448	Williams Cos, Inc. (The)	84,809
145,635	Woodside Energy Group Ltd.	1,898,372
		634,740,336
Financial Services — 7.8%
894,269	3i Group Plc	50,697,040
Shares		Value
Financial Services (continued)
48,437	Adyen NV(a)(b)(c)	$78,381,396
823	American Express Co.	219,255
189	Ameriprise Financial, Inc.	89,023
585,028	Bajaj Finance Ltd.	59,694,249
882	Bank of New York Mellon Corp. (The)	70,922
521,479	Berkshire Hathaway, Inc. - Class B(a)	278,078,677
457,422	Blackstone, Inc.	60,247,052
615,006	Block, Inc.(a)	35,959,401
609	Capital One Financial Corp.	109,778
559,261	CME Group, Inc.	154,960,038
159,100	Deutsche Bank AG	4,171,656
16,459	Deutsche Boerse AG	5,301,343
774,423	Fiserv, Inc.(a)	142,935,253
576	Goldman Sachs Group, Inc. (The)	315,389
408,111	Groupe Bruxelles Lambert NV	33,666,748
814,889	IGM Financial, Inc.	25,896,045
3,732	Invesco Ltd.	51,987
3,078,591	Investor AB - Class B	91,213,925
650,324	KKR & Co., Inc.	74,312,523
966,227	London Stock Exchange Group Plc	150,452,680
379,548	Mastercard, Inc. - Class A	208,015,077
887,312	Morgan Stanley	102,413,551
784	Northern Trust Corp.	73,680
258,957	ORIX Corp.	5,194,685
766	Raymond James Financial, Inc.	104,973
644	State Street Corp.	56,736
1,309	Synchrony Financial	68,003
675,081	Visa, Inc. - Class A	233,240,485
		1,795,991,570
Health Care — 8.8%
782,993	Abbott Laboratories	102,376,335
649,557	AbbVie, Inc.	126,728,571
589,907	Agilent Technologies, Inc.	63,473,993
731	Amgen, Inc.	212,662
1,388,884	AstraZeneca Plc	198,980,857
1,414	Bio-Techne Corp.	71,195
2,387	Bristol-Myers Squibb Co.	119,827
674	Cardinal Health, Inc.	95,229
590,649	Cencora, Inc.	172,865,243
310	Charles River Laboratories International, Inc.(a)	36,772
793,759	Chugai Pharmaceutical Co. Ltd.	45,728,104
438	Cigna Group (The)	148,937
1,908	CVS Health Corp.	127,283
185,667	Daiichi Sankyo Co. Ltd.	4,749,479
629,550	Danaher Corp.	125,488,201
459	DaVita, Inc.(a)	64,971
619,616	Dexcom, Inc.(a)	44,228,190
2,314,983	Dr Reddy’s Laboratories Ltd.	32,495,784
725	Edwards Lifesciences Corp.(a)	54,730
91,819	Elevance Health, Inc.	38,617,235
191,617	Eli Lilly & Co.	172,254,102

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Health Care (continued)
1,826	Gilead Sciences, Inc.	$194,542
365,775	GSK Plc	7,236,013
4,734,829	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	18,927,929
237	HCA Healthcare, Inc.	81,784
41,869	Hoya Corp.	4,926,566
283,132	Intuitive Surgical, Inc.(a)	146,039,486
370,583	iRhythm Technologies, Inc.(a)	39,611,617
418,920	Johnson & Johnson	65,481,385
138,161	Lonza Group AG	99,269,959
202	McKesson Corp.	143,983
685,917	Medtronic Plc	58,138,325
955,500	Merck & Co., Inc.	81,408,600
140	Mettler-Toledo International, Inc.(a)	149,880
603,048	Novartis AG	68,782,033
306,414	Olympus Corp.	4,014,942
47,282	Ono Pharmaceutical Co. Ltd.	544,260
79,581	Otsuka Holdings Co. Ltd.	3,879,636
428,433	Recordati Industria Chimica e Farmaceutica SpA	25,281,120
160	Regeneron Pharmaceuticals, Inc.	95,802
158,661	Repligen Corp.(a)	21,893,631
254,415	Roche Holding AG	83,190,275
9,950	Roche Holding AG	3,461,374
77,859	Sanofi SA	8,517,138
201,337	Shionogi & Co. Ltd.	3,382,565
403	Stryker Corp.	150,690
100,200	Takeda Pharmaceutical Co. Ltd.	3,030,912
428	Teleflex, Inc.	58,657
383,157	Terumo Corp.	7,333,907
459	Thermo Fisher Scientific, Inc.	196,911
365,939	UnitedHealth Group, Inc.	150,561,942
310	Universal Health Services, Inc. - Class B	54,892
371	Waters Corp.(a)	129,008
686	Zoetis, Inc.	107,290
		2,035,194,754
Industrials — 10.9%
657	3M Co.	91,264
655	A.O. Smith Corp.	44,448
73,500	ABB Ltd.	3,881,590
126,973	Aena SME SA(b)(c)	31,897,642
313,010	Airtac International Group	8,597,206
704	Allegion Plc	97,997
4,106,500	Amada Co. Ltd.	41,118,497
5,901	American Airlines Group, Inc.(a)	58,715
372,337	AMETEK, Inc.	63,140,908
51,100	Ashtead Group Plc	2,735,507
58,800	Assa Abloy AB - Class B	1,784,814
328,059	Atlas Copco AB - Class A	5,077,926
289,800	Atlas Copco AB - Class B	4,024,082
133,292	Automatic Data Processing, Inc.	40,067,575
Shares		Value
Industrials (continued)
142,003	Axon Enterprise, Inc.(a)	$87,090,440
142,200	BAE Systems Plc	3,296,571
379	Booz Allen Hamilton Holding Corp.	45,488
634,805	Bouygues SA	27,903,058
175	Broadridge Financial Solutions, Inc.	42,420
129,842	Builders FirstSource, Inc.(a)	15,532,998
42,800	Canadian National Railway Co.	4,144,950
806	Caterpillar, Inc.	249,272
197,206	Central Japan Railway Co.	4,149,975
12,077,399	Centre Testing International Group Co. Ltd. - A Shares	18,551,074
655	CH Robinson Worldwide, Inc.	58,439
960,162	Cie de Saint-Gobain SA	104,386,909
330	Cintas Corp.	69,854
3,815	CSX Corp.	107,087
2,894	Daikin Industries Ltd.	329,694
160,418	Deere & Co.	74,363,368
125,539	Deutsche Post AG	5,364,031
199,469	East Japan Railway Co.	4,323,864
306,600	Eaton Corp. Plc	90,253,842
620,939	Experian Plc	30,892,359
1,136,248	FANUC Corp.	28,837,591
829	Fastenal Co.	67,124
446	FedEx Corp.	93,807
31,900	Ferrovial SE	1,556,161
5,563	Fuji Electric Co. Ltd.	247,369
108,200	GE Vernova, Inc.	40,122,724
403	General Dynamics Corp.	109,664
963,250	Hitachi Construction Machinery Co. Ltd.	28,786,609
695,971	Hitachi Ltd.	17,201,282
143,256	HOCHTIEF AG	27,103,343
377,071	Honeywell International, Inc.	79,373,446
827,466	Howmet Aerospace, Inc.	114,670,238
246	Huntington Ingalls Industries, Inc.	56,664
127,256	Illinois Tool Works, Inc.	30,529,987
240,186	IMCD NV	31,940,098
297,188	ITOCHU Corp.	15,199,068
1,119,092	Komatsu Ltd.	32,363,660
10,497	Kone Oyj - Class B	650,098
577,766	L3Harris Technologies, Inc.	127,120,075
31,000	Legrand SA	3,406,895
441	Leidos Holdings, Inc.	64,906
505,179	LG Corp.	23,657,000
330	Lockheed Martin Corp.	157,658
13,456	Makita Corp.	393,508
177,248	Mitsubishi Corp.	3,365,334
370,992	Mitsubishi Electric Corp.	7,176,991
346,002	Mitsubishi Heavy Industries Ltd.	6,820,685
188,298	Mitsui & Co. Ltd.	3,807,597
192	Nordson Corp.	36,397
88,050	Northrop Grumman Corp.	42,836,325
655	Old Dominion Freight Line, Inc.	100,398

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Industrials (continued)
971	PACCAR, Inc.	$87,594
227	Parker-Hannifin Corp.	137,349
435	Paychex, Inc.	63,997
783,438	Pentair Plc	71,081,330
244,348	Quanta Services, Inc.	71,518,216
725,292	Recruit Holdings Co. Ltd.	40,192,267
669,797	RELX Plc	36,554,272
700	Republic Services, Inc.	175,525
42,367	Rheinmetall AG	72,153,232
1,078	Rollins, Inc.	61,586
12,111,446	Rolls-Royce Holdings Plc	122,597,808
181,123	Sandvik AB	3,739,181
1,165,800	Sanwa Holdings Corp.	38,264,692
5,125	Schindler Holding AG	1,817,038
89,438	Schindler Holding AG - Participation Certificates	32,711,501
16,712	Schneider Electric SE	3,904,688
105,656	Secom Co. Ltd.	3,885,016
1,447,835	SF Holding Co. Ltd. - A Shares	8,667,096
58,482	SG Holdings Co. Ltd.	615,795
252,202	SGS SA	24,630,356
231,949	Siemens AG	53,408,882
648,996	Siemens Energy AG(a)	50,091,901
4,306,165	Singapore Airlines Ltd.	22,098,875
6,013	SMC Corp.	1,946,053
4,705,700	Sohgo Security Services Co. Ltd.	37,192,266
165,000	Techtronic Industries Co. Ltd.	1,660,558
504,867	Tetra Tech, Inc.	15,746,802
5,350	Thales SA	1,498,655
30,850	Thomson Reuters Corp.	5,740,571
277,726	Toyota Tsusho Corp.	5,519,172
526	Trane Technologies Plc	201,621
318,156	Union Pacific Corp.	68,613,523
1,078	United Parcel Service, Inc. - Class B	102,733
108,020	United Rentals, Inc.	68,209,229
841,525	Valmet Oyj	25,695,186
426	Verisk Analytics, Inc.	126,279
43,200	Vinci SA	6,068,186
54,500	Volvo AB - Class A	1,486,568
144,900	Volvo AB - Class B	3,938,892
365,840	Waste Management, Inc.	85,372,422
1,275,979	WEG SA	10,124,373
708,572	Westinghouse Air Brake Technologies Corp.	130,901,591
164,680	Wolters Kluwer NV	29,075,738
84	WW Grainger, Inc.	86,042
		2,499,391,223
Information Technology — 23.0%
950	Accenture Plc - Class A	284,192
691	Adobe, Inc.(a)	259,111
3,133,930	Advantech Co. Ltd.	32,831,584
80,356	Advantest Corp.	3,361,770
Shares		Value
Information Technology (continued)
830	Analog Devices, Inc.	$161,784
3,881,947	Apple, Inc.	824,913,737
1,204	Applied Materials, Inc.	181,455
1,782	Arista Networks, Inc.(a)	146,605
84,450	ASML Holding NV	56,534,375
41,874	ASML Holding NV - New York	27,975,182
165,734	Atlassian Corp. - Class A(a)	37,838,730
347	Autodesk, Inc.(a)	95,165
2,212,541	Broadcom, Inc.	425,847,766
205,448	Cadence Design Systems, Inc.(a)	61,170,088
188,305	Canon, Inc.	5,811,046
35,601	Capgemini SE	5,683,783
264	CDW Corp.	42,388
236,034	CGI, Inc.	25,027,891
503,146	Check Point Software Technologies Ltd.(a)	110,470,736
4,919	Cisco Systems, Inc.	283,974
308,313	Cloudflare, Inc. - Class A(a)	37,238,044
2,599	Constellation Software, Inc.	9,366,561
99,677	Crowdstrike Holdings, Inc. - Class A(a)	42,748,475
58,794	EPAM Systems, Inc.(a)	9,225,367
270	F5, Inc.(a)	71,480
64	Fair Isaac Corp.(a)	127,340
1,071,025	Fortinet, Inc.(a)	111,129,554
434,394	Fujitsu Ltd.	9,650,264
156	Gartner, Inc.(a)	65,688
63,117	Hexagon AB - Class B	614,290
437,819	International Business Machines Corp.	105,873,391
408	Intuit, Inc.	256,008
766	Jabil, Inc.	112,265
185,391	Keyence Corp.	77,510,426
129,405	KLA Corp.	90,931,599
2,351	Lam Research Corp.	168,496
263,196	Logitech International SA	20,000,293
2,517,809	Microsoft Corp.	995,189,185
299,435	Motorola Solutions, Inc.	131,868,180
132,222	Murata Manufacturing Co. Ltd.	1,883,708
25,934	NEC Corp.	631,307
206,045	Nemetschek SE	27,380,241
629	NetApp, Inc.	56,453
690,700	Nokia Oyj	3,452,928
134,237	Nomura Research Institute Ltd.	5,083,214
52,092	NTT Data Group Corp.	1,034,568
8,593,343	NVIDIA Corp.	935,986,920
350	NXP Semiconductors NV	64,508
100,144	Obic Co. Ltd.	3,506,191
927,940	Oracle Corp.	130,579,717
553	Qorvo, Inc.(a)	39,633
430,531	QUALCOMM, Inc.	63,916,632
167,909	Reply SpA	29,976,703
129	Roper Technologies, Inc.	72,250
1,350	Salesforce, Inc.	362,758

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Information Technology (continued)
857,404	Samsara, Inc. - Class A(a)	$34,004,643
3,032,775	Samsung Electronics Co. Ltd.	118,331,415
455,704	SAP SE	133,333,813
722	Seagate Technology Holdings Plc	65,724
184,758	ServiceNow, Inc.(a)	176,445,738
16,237	Shimadzu Corp.	415,625
497,937	Shopify, Inc. - Class A(a)	47,304,015
629	Skyworks Solutions, Inc.	40,432
242,403	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,406,156
4,470,151	Taiwan Semiconductor Manufacturing Co. Ltd.	126,659,735
787,361	Tata Consultancy Services Ltd.	32,140,004
297,161	TE Connectivity Plc	43,498,427
216,600	Telefonaktiebolaget LM Ericsson - Class B	1,829,703
454,789	Texas Instruments, Inc.	72,788,979
53,208	Tokyo Electron Ltd.	7,922,586
151	Tyler Technologies, Inc.(a)	82,038
421	Zebra Technologies Corp. - Class A(a)	105,385
		5,300,470,417
Insurance — 3.3%
1,105	Aflac, Inc.	120,091
436,590	Ageas SA	27,381,279
6,758,966	AIA Group Ltd.	50,644,367
258,562	Allianz SE	106,935,215
405	Aon Plc - Class A	143,690
314,805	Arthur J Gallagher & Co.	100,954,815
624	Assurant, Inc.	120,270
129,500	AXA SA	6,124,819
552	Chubb Ltd.	157,916
684,299	Dai-ichi Life Holdings, Inc.	4,940,945
22,282	Fairfax Financial Holdings Ltd.	34,787,138
135,000	Generali	4,933,943
399	Globe Life, Inc.	49,213
47,400	Great-West Lifeco, Inc.	1,843,257
6,075	Hannover Rueck SE	1,950,073
566	Hartford Insurance Group, Inc. (The)	69,431
5,450	Intact Financial Corp.	1,210,378
216,562	Japan Post Holdings Co. Ltd.	2,105,040
673	Loews Corp.	58,437
1,065,873	Manulife Financial Corp.	32,665,845
9,216,479	Mapfre SA	32,810,648
589	Marsh & McLennan Cos, Inc.	132,802
1,357,491	MetLife, Inc.	102,314,097
144,324	MS&AD Insurance Group Holdings, Inc.	3,280,458
11,200	Muenchener Rueckversicherungs- Gesellschaft AG	7,667,625
2,951,738	Poste Italiane SpA(b)(c)	59,912,009
695	Principal Financial Group, Inc.	51,534
551,897	Prudential Financial, Inc.	56,685,341
Shares		Value
Insurance (continued)
70,500	Sampo Oyj - Class A	$706,312
170,954	Sompo Holdings, Inc.	5,602,353
67,900	Sun Life Financial, Inc.	4,046,123
1,716,584	Suncorp Group Ltd.	22,322,609
21,100	Swiss Re AG	3,787,541
263,125	Tokio Marine Holdings, Inc.	10,546,675
276	Travelers Cos, Inc. (The)	72,900
1,962,597	Unipol Assicurazioni SpA	35,202,526
976	W R Berkley Corp.	69,969
57,229	Zurich Insurance Group AG	40,590,860
		762,998,544
Materials — 2.7%
28,800	Agnico Eagle Mines Ltd.	3,384,930
50,067	Air Liquide SA	10,287,677
56,500	Barrick Gold Corp.	1,077,459
2,488,636	BHP Group Ltd.	59,313,284
629	Celanese Corp.	27,997
2,203,922	Corteva, Inc.	136,621,125
943,567	CRH Plc	90,035,163
361,169	CRH Plc	34,257,062
562	Eastman Chemical Co.	43,274
660	Ecolab, Inc.	165,944
1,662,184	Fortescue Ltd.	17,166,512
12,800	Franco-Nevada Corp.	2,199,658
674	Givaudan SA	3,251,619
268,528	Heidelberg Materials AG	53,682,347
282,536	Holcim AG	31,572,828
1,790,915	International Paper Co.	81,808,997
48,334	JFE Holdings, Inc.	562,899
770	Linde Plc	348,987
553	LyondellBasell Industries NV - Class A.	32,190
1,656,500	Nitto Denko Corp.	29,115,991
23,500	Novonesis Novozymes B - Class B	1,526,498
357	Nucor Corp.	42,615
172	Reliance, Inc.	49,576
36,500	Rio Tinto Ltd.	2,730,828
99,540	Rio Tinto Plc	5,931,530
382,195	Shin-Etsu Chemical Co. Ltd.	11,630,765
195,254	Sika AG	48,795,459
426	Steel Dynamics, Inc.	55,256
		625,718,470
Real Estate — 1.5%
719,396	American Tower Corp. REIT	162,159,052
829	BXP, Inc. REIT	52,832
1,586	Camden Property Trust REIT	180,487
15,780,105	CapitaLand Integrated Commercial Trust REIT	25,969,334
606	CoStar Group, Inc.(a)	44,947
1,511	Crown Castle, Inc. REIT	159,803
60,496	Daiwa House Industry Co. Ltd.	2,188,922
661	Digital Realty Trust, Inc. REIT	106,117
60	Equinix, Inc. REIT	51,645

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Real Estate (continued)
2,498	Host Hotels & Resorts, Inc. REIT	$35,272
1,025	Mid-America Apartment Communities, Inc. REIT	163,641
141,786	Mitsubishi Estate Co. Ltd.	2,490,610
311,939	Mitsui Fudosan Co. Ltd.	3,091,517
601	Nippon Building Fund, Inc. REIT	557,854
355	SBA Communications Corp. REIT	86,407
676,910	Simon Property Group, Inc. REIT	106,532,096
3,789,072	Sun Hung Kai Properties Ltd.	35,944,704
1,568	UDR, Inc. REIT	65,668
1,650	Weyerhaeuser Co. REIT	42,752
		339,923,660
Utilities — 2.5%
10,854,891	A2A SpA	27,606,904
2,499	Alliant Energy Corp.	152,539
1,090,189	American Electric Power Co., Inc.	118,111,076
650,600	CLP Holdings Ltd.	5,547,433
836,596	Duke Energy Corp.	102,081,444
107,800	Endesa SA	3,237,512
586,000	Enel SpA	5,080,017
79,200	Engie SA	1,636,931
2,337,367	Iberdrola SA	42,133,051
241,600	National Grid Plc	3,487,279
61,500	Naturgy Energy Group SA	1,832,211
2,823,911	NextEra Energy, Inc.	188,863,168
1,581	Pinnacle West Capital Corp.	150,480
2,178	Public Service Enterprise Group, Inc.	174,088
1,301	Southern Co. (The)	119,549
20,900	Verbund AG	1,606,185
618,369	WEC Energy Group, Inc.	67,723,773
		569,543,640
Total Common Stocks (Cost $14,864,691,705)		22,400,845,301

RIGHTS/WARRANTS — 0.0%
Information Technology — 0.0%
489	Constellation Software, Inc. Warrants, Expire 03/31/40(a)(d)	0
Total Rights/Warrants (Cost $0)		0

EXCHANGE-TRADED FUNDS(e) — 0.6%
4,025,003	KraneShares CSI China Internet ETF	129,202,596
Total Exchange-Traded Funds (Cost $133,978,406)		129,202,596
Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 0.7%
U.S. Treasury Bills — 0.7%
$80,000,000	4.24%, 05/06/25(f)	$79,953,289
80,000,000	4.22%, 05/27/25(f)	79,755,785

Total U.S. Government Securities (Cost $159,710,139)		159,709,074

Shares
INVESTMENT COMPANY — 0.8%
193,347,336	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(g)	193,347,336

Total Investment Company (Cost $193,347,336)		193,347,336

TOTAL INVESTMENTS — 99.4% (Cost $15,351,727,586)		$22,883,104,307
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		148,450,730
NET ASSETS — 100.0%		$23,031,555,037

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(e)	A copy of the underlying funds’ financial statements is available upon request.
(f)	Zero coupon security. The rate represents the yield at time of purchase.
(g)	The rate shown represents the current yield as of April 30, 2025.

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at April 30, 2025:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	13,625,000	USD	9,560,766	Barclays Bank Plc	09/08/25	$385,236
GBP	12,448,133	USD	16,006,832	Barclays Bank Plc	09/08/25	589,731
EUR	13,987,970	USD	15,186,671	Barclays Bank Plc	09/08/25	787,862
JPY	7,749,300,000	USD	53,229,572	Barclays Bank Plc	09/08/25	1,746,346
Total Forward Foreign Currency Exchange Contracts						$3,509,175

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CAD — Canadian Dollar

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — U.S. Dollar

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Market Value	Market Value as a percentage of Net Assets
United States	$14,250,190,724	61.9%
Japan	1,155,389,550	5.0
United Kingdom	1,039,280,584	4.5
Germany	914,065,751	4.0
Switzerland	512,879,493	2.2
India	460,993,713	2.0
Netherlands	451,593,925	2.0
Canada	392,225,814	1.7
France	370,914,800	1.6
China	293,324,979	1.3
Taiwan	276,758,747	1.2
Australia	256,625,715	1.1
Spain	245,052,013	1.1
Ireland	223,366,763	1.0
Sweden	207,666,763	0.9
Italy	203,399,159	0.9
South Korea	141,988,415	0.6
Israel	110,470,736	0.5
Uruguay	106,755,261	0.5
Brazil	97,932,157	0.4
Hong Kong	93,797,062	0.4
Norway	76,056,792	0.3
Belgium	65,534,726	0.3
South Africa	65,430,029	0.3
Singapore	63,467,969	0.3
Mexico	59,475,845	0.2
Austria	53,184,001	0.2
Indonesia	41,112,259	0.2
Chile	38,657,630	0.2
Country:	Market Value	Market Value as a percentage of Net Assets
Denmark	$37,934,964	0.1%
Finland	34,049,855	0.1
Luxembourg	22,738,053	0.1
Malaysia	20,454,285	0.1
Portugal	18,076,769	0.1
Other*	630,709,736	2.7
	$23,031,555,037	100.0%

*	Includes cash and equivalents, rights/warrants, exchange-traded funds, U.S. Government Securities, investment company, forward foreign currency exchange contracts, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2025
(Unaudited)

Shares		Value
COMMON STOCKS — 90.2%
AUSTRALIA — 2.6%
347,470	Abacus Group REIT	$253,645
2,116,509	AGL Energy Ltd.	14,424,022
398,542	AIC Mines Ltd.(a)	89,360
223,219	Alkane Resources Ltd.(a)	114,862
792,500	AMP Ltd.	654,571
38,136	Ampol Ltd.	579,065
40,887	Ansell Ltd.	793,189
46,380	ARB Corp. Ltd.	934,651
566,126	Arena REIT	1,348,182
15,400	ASX Ltd.	697,342
1,769,404	Aurelia Metals Ltd.(a)	333,065
879,937	Aurizon Holdings Ltd.	1,722,664
40,985	Australian Clinical Labs Ltd.(b)	81,828
14,989	Australian Ethical Investment Ltd.	49,733
365,892	Bank of Queensland Ltd.	1,747,816
1,553,795	Beach Energy Ltd.	1,169,586
456,546	Bega Cheese Ltd.	1,651,502
1,330,590	Bendigo & Adelaide Bank Ltd.	9,518,817
256,790	Brambles Ltd.	3,374,647
639,438	Bravura Solutions Ltd.	899,023
50,900	Breville Group Ltd.	933,268
481,988	Capricorn Metals Ltd.(a)	2,851,664
67,412	Catalyst Metals Ltd.(a)	244,879
1,258,968	Centuria Industrial REIT	2,371,032
1,481,038	Cettire Ltd.(a)	425,843
782,956	Challenger Ltd.	3,547,701
279,453	Charter Hall Social Infrastructure REIT	523,407
38,600	Civmec Australia Ltd.	21,740
6,722	Clinuvel Pharmaceuticals Ltd.	48,960
74,670	Computershare Ltd.	1,951,232
1,067,847	Downer EDI Ltd.	3,899,425
7,264,364	Dyno Nobel Ltd.	10,544,962
63,300	EBOS Group Ltd.	1,377,625
111,108	Emerald Resources NL(a)	285,297
2,775,845	Evolution Mining Ltd.	13,920,926
207,454	Flight Centre Travel Group Ltd.	1,702,205
10,437	GenusPlus Group Ltd.(b)	18,598
715,088	GrainCorp Ltd. - Class A	3,044,519
377,700	Harvey Norman Holdings Ltd.	1,262,783
1,033,653	Helia Group Ltd.	3,203,713
116,666	HUB24 Ltd.	5,389,829
890,135	Iluka Resources Ltd.	2,358,323
526,681	Imdex Ltd.	996,373
49,902	Infomedia Ltd.	39,607
317,639	Insurance Australia Group Ltd.	1,668,390
168,079	JB Hi-Fi Ltd.	11,138,219
253,434	Judo Capital Holdings Ltd.(a)	288,944
88,927	Jumbo Interactive Ltd.	581,275
869,409	Karoon Energy Ltd.	800,333
34,501	Kogan.com Ltd.	99,407
1,033,952	Macmahon Holdings Ltd.	179,238
Shares		Value
AUSTRALIA (continued)
209,346	Magellan Financial Group Ltd.	$1,026,329
2,188	Mayne Pharma Group Ltd.(a)	9,837
1,254,550	Medibank Pvt Ltd.	3,731,941
3,455,127	Metals X Ltd.(a)	1,249,323
96,326	Mineral Resources Ltd.(a)	1,266,782
103,087	Monadelphous Group Ltd.	1,065,997
737,603	Mount Gibson Iron Ltd.(a)	146,562
668,934	Nanosonics Ltd.(a)	2,054,024
57,294	Navigator Global Investments Ltd.	64,221
321,617	Netwealth Group Ltd.	5,778,510
1,512,490	New Hope Corp. Ltd.	3,548,078
108,100	Nick Scali Ltd.	1,231,020
1,569,198	Nufarm Ltd.	3,874,148
30,307	Objective Corp. Ltd.	303,804
253,629	OFX Group Ltd.(a)	183,887
1,000,759	Orica Ltd.	10,387,730
65,580	Origin Energy Ltd.	446,994
122,350	Paradigm Biopharmaceuticals Ltd.(a)	22,483
1,299,336	Perenti Ltd.	1,136,352
5,510,055	Perseus Mining Ltd.	11,809,211
1,519	Playside Studios Ltd.(a)	164
294,026	PointsBet Holdings Ltd.(a)	206,822
9,896	Pro Medicus Ltd.	1,451,054
140,400	Qantas Airways Ltd.	793,810
134,180	QBE Insurance Group Ltd.	1,854,357
595,856	Qube Holdings Ltd.	1,508,534
666,796	Ramelius Resources Ltd.	1,122,089
7,926	REA Group Ltd.	1,259,281
432,631	Regis Healthcare Ltd.	1,892,310
878,148	Regis Resources Ltd.(a)	2,538,805
6,207,627	Resolute Mining Ltd.(a)	2,026,404
4,518	Ricegrowers Ltd.	31,830
107,012	SEEK Ltd.	1,456,860
495,004	Service Stream Ltd.	592,857
18,430	SKS Technologies Group Ltd.	21,514
80,636	Solvar Ltd.	83,657
2,412,982	South32 Ltd.	4,158,281
255,273	Southern Cross Electrical Engineering Ltd.	306,145
832	St. Barbara Ltd.(a)	154
129,912	Suncorp Group Ltd.	1,689,387
7,735	Supply Network Ltd.	188,696
937,280	Tabcorp Holdings Ltd.	334,066
187,410	Technology One Ltd.	3,617,420
291,801	Temple & Webster Group Ltd.(a)	3,329,872
201,474	Tuas Ltd.(a)	727,583
3,111	Universal Store Holdings Ltd.	15,335
3,303,990	Vault Minerals Ltd.(a)	909,159
1,250,890	Ventia Services Group Pty Ltd.	3,386,768
106,444	Vysarn Ltd.(a)	28,269
1,069,482	WEB Travel Group Ltd.(a)	2,940,922
1,968,517	West African Resources Ltd.(a)	3,012,643
1,249,071	Whitehaven Coal Ltd.	3,995,449

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
AUSTRALIA (continued)
25,131	XRF Scientific Ltd.	$24,638
223,979	Yancoal Australia Ltd.	714,194
142,915	Zip Co. Ltd.(a)	160,103
		211,873,952
AUSTRIA — 0.8%
212,811	ams-OSRAM AG(a)	1,889,232
165,999	ANDRITZ AG	11,928,641
71,183	BAWAG Group AG(b)(c)	7,802,225
171,347	Erste Group Bank AG	11,603,900
353	EVN AG	9,238
200,881	OMV AG	10,386,276
4,871	Palfinger AG	158,763
8,563	Porr AG	299,839
457,502	Raiffeisen Bank International AG	12,220,466
54,211	UNIQA Insurance Group AG	628,179
16,855	Vienna Insurance Group AG Wiener Versicherung Gruppe	801,664
172,615	voestalpine AG	4,548,760
		62,277,183
BAHAMAS — 0.1%
310,000	OneSpaWorld Holdings Ltd.	5,177,000
BELGIUM — 0.2%
10,259	Ackermans & van Haaren NV	2,509,222
18,900	Ageas SA	1,185,337
2,523	Ascencio REIT	135,042
147,683	Barco NV	2,020,722
9,512	Care Property Invest NV REIT	144,666
3,608	Cie d’Entreprises CFE	31,466
15,203	Cofinimmo SA REIT	1,215,620
6,310	Colruyt Group NV	303,433
12,754	Deme Group NV	1,911,778
25,354	EVS Broadcast Equipment SA	1,060,596
9,250	Groupe Bruxelles Lambert NV	763,070
11,900	KBC Ancora	779,687
2,747	Ontex Group NV(a)	22,551
7,442	Retail Estates NV REIT	545,635
726	Sipef NV	52,793
115,362	Umicore SA	1,048,645
1,051	Wereldhave Belgium Comm VA REIT	59,352
		13,789,615
BRAZIL — 0.5%
1,647,415	B3 SA - Brasil Bolsa Balcao	3,869,509
2,775,475	BRF SA - ADR	10,990,881
12,443,667	Hapvida Participacoes e Investimentos SA(a)(b)(c)	5,086,968
736,910	Pagseguro Digital Ltd. - Class A(a)	7,391,207
584,800	StoneCo Ltd. - Class A(a)	8,222,288
1,729,047	Ultrapar Participacoes SA - ADR	5,446,498
		41,007,351
Shares		Value
CANADA — 1.8%
1,596	ADENTRA, Inc.	$31,269
5,318	Aecon Group, Inc.	62,261
21,166	AGF Management Ltd. - Class B	157,524
9,314	Agnico Eagle Mines Ltd.	1,094,653
61,900	Air Canada(a)	627,262
65,640	Allied Properties Real Estate Investment Trust REIT	730,391
68,478	Altius Minerals Corp.	1,345,618
17,800	Altus Group Ltd.	662,884
35,802	ARC Resources Ltd.	662,490
43,700	Canada Goose Holdings, Inc.(a)	365,804
22,500	Canadian Apartment Properties REIT	687,110
11,400	Canadian Tire Corp. Ltd. - Class A	1,247,666
42,485	CCL Industries, Inc. - Class B	2,220,092
190,307	Centerra Gold, Inc.	1,274,143
144,861	Choice Properties Real Estate Investment Trust REIT	1,534,144
995	Cogeco, Inc.	46,278
36,824	Coveo Solutions, Inc.(a)	164,006
65,100	Crombie Real Estate Investment Trust REIT	688,966
123,315	Descartes Systems Group, Inc. (The)(a)	12,996,168
11,900	Descartes Systems Group, Inc. (The)(a)	1,253,186
435,332	Dollarama, Inc.	53,713,893
116,300	Dream Industrial Real Estate Investment Trust REIT	894,226
11,386	DREAM Unlimited Corp. - Class A	157,006
108,200	Dundee Precious Metals, Inc.	1,418,232
21,757	Enghouse Systems Ltd.	395,338
25,760	Evertz Technologies Ltd.	204,981
15,915	Exco Technologies Ltd.	65,803
80,300	Finning International, Inc.	2,266,410
90,061	FirstService Corp.	15,808,407
3,850	FirstService Corp.	675,719
23,760	Gildan Activewear, Inc.	1,094,932
26,100	Granite Real Estate Investment Trust REIT	1,197,275
3	Hammond Power Solutions, Inc.	200
7,400	iA Financial Corp, Inc.	718,851
21,200	IGM Financial, Inc.	673,707
2,000	Information Services Corp.	38,706
204,991	Killam Apartment Real Estate Investment Trust REIT	2,590,268
155,200	Kinross Gold Corp.	2,290,962
253,979	Knight Therapeutics, Inc.(a)	1,120,116
121,360	Labrador Iron Ore Royalty Corp.	2,628,616
600	Lassonde Industries, Inc. - Class A	90,205
1,015	Lululemon Athletica, Inc.(a)	274,832
22,000	Lundin Gold, Inc.	897,331
36,800	Maple Leaf Foods, Inc.	673,483
208,653	Martinrea International, Inc.	1,110,919
1,345	Morguard Corp.	113,163

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
CANADA (continued)
57,866	Morguard North American Residential Real Estate Investment Trust REIT	$701,393
9,931	Mullen Group Ltd.	94,440
33,702	North West Co., Inc. (The)	1,351,894
238,800	OceanaGold Corp.	845,310
9,900	Onex Corp.	700,957
52,200	Open Text Corp.	1,413,103
81,500	Orla Mining Ltd.(a)	897,410
55,100	Osisko Gold Royalties Ltd.	1,320,545
910	Parkland Corp.	22,925
115,590	Pason Systems, Inc.	920,628
11,200	PHX Energy Services Corp.	61,500
3,200	Pollard Banknote Ltd.	47,538
43,300	Power Corp. of Canada	1,638,905
42,149	Quebecor, Inc. - Class B	1,156,300
4,857	Reitmans Canada Ltd. - Class A(a)	7,046
75,126	RioCan Real Estate Investment Trust REIT	938,394
44,200	Russel Metals, Inc.	1,282,460
85,520	Secure Waste Infrastructure Corp.	814,506
36,500	SmartCentres Real Estate Investment Trust REIT	674,877
19,649	Stella-Jones, Inc.	963,494
1,900	TECSYS, Inc.	58,408
25,124	TFI International, Inc.	2,042,396
18,265	TMX Group Ltd.	740,219
14,103	Tourmaline Oil Corp.	623,004
68,300	TransAlta Corp.	608,884
136,766	Transcontinental, Inc. - Class A	1,865,081
18,200	True North Commercial Real Estate Investment Trust REIT	126,077
15,469	Wajax Corp.	197,823
15,978	Westshore Terminals Investment Corp.	295,198
216,633	Whitecap Resources, Inc.	1,228,834
9,686	Winpak Ltd.	300,079
16,600	WSP Global, Inc.	2,942,388
		145,847,512
CHILE — 0.1%
2,979,098	Cencosud SA	10,193,663
CHINA — 5.0%
6,633,267	3SBio, Inc.(b)(c)	10,227,683
15,282,000	Agricultural Bank of China Ltd. - H Shares	9,325,334
1,914,439	Aisino Corp. - A Shares	2,167,229
277,379	Alibaba Group Holding Ltd. - ADR	33,127,374
196,600	Autohome, Inc. - ADR	5,363,248
82,263	Baidu, Inc. - ADR(a)	7,224,337
8,074,900	Bank of Beijing Co. Ltd. - A Shares	6,666,623
4,602,900	Bank of Changsha Co. Ltd. - A Shares	5,737,381
2,735,339	Bank of Chengdu Co. Ltd. - A Shares	6,393,289
14,962,770	Bank of China Ltd. - H Shares	8,354,817
Shares		Value
CHINA (continued)
8,169,000	Bank of Communications Co. Ltd. - H Shares	$7,143,461
2,880,674	Bank of Hangzhou Co. Ltd. - A Shares	5,830,413
5,644,251	Bank of Jiangsu Co. Ltd. - A Shares	7,894,517
4,313,200	Bank of Nanjing Co. Ltd. - A Shares	6,184,355
4,973,900	Beijing Yanjing Brewery Co. Ltd. - A Shares	8,888,826
10,953,190	Beiqi Foton Motor Co. Ltd. - A Shares(a)	3,950,607
8,509,044	China Construction Bank Corp. - H Shares	6,989,567
1,247,600	China National Medicines Corp. Ltd. - A Shares	4,975,771
6,863,000	China Railway Group Ltd. - H Shares	2,952,916
6,828,944	China Railway Tielong Container Logistics Co. Ltd. - A Shares	5,283,969
1,095,600	China Railway Tielong Container Logistics Co. Ltd. - A Shares	847,732
5,082,046	China Tower Corp. Ltd. - H Shares(b)(c)	7,361,227
5,968,600	Dongfang Electric Corp. Ltd. - H Shares	8,146,752
4,636,000	Dongfeng Motor Group Co. Ltd. - H Shares	2,565,995
3,961,274	FAW Jiefang Group Co. Ltd. - A Shares	3,924,285
36,900	FAW Jiefang Group Co. Ltd. - A Shares	36,555
2,073,432	Fujian Star-net Communication Co. Ltd. - A Shares	5,526,536
633,219	Full Truck Alliance Co. Ltd. - ADR	7,193,368
6,932,500	Greentown China Holdings Ltd.	8,846,443
4,675,100	Guangxi Liugong Machinery Co. Ltd. - A Shares	6,399,280
45,600	Guangxi Liugong Machinery Co. Ltd. - A Shares	62,417
1,475,907	Han’s Laser Technology Industry Group Co. Ltd. - A Shares	4,698,314
10,851,000	Industrial & Commercial Bank of China Ltd. - H Shares	7,433,065
6,205,500	IRICO Display Devices Co. Ltd. - A Shares(a)	5,717,660
1,037,358	JCET Group Co. Ltd. - A Shares	4,774,675
4,703,600	JD Logistics, Inc.(a)(b)(c)	7,377,187
409,885	JD.com, Inc. - ADR	13,370,449
3,317,583	Jilin Sino-Microelectronics Co. Ltd. - A Shares	2,910,064
1,032,100	Kuaishou Technology(a)(b)(c)	6,812,161
1,453,200	Lens Technology Co. Ltd. - A Shares	4,180,256
622,800	Lens Technology Co. Ltd. - A Shares	1,790,023
3,165,900	Ming Yang Smart Energy Group Ltd. - A Shares	4,448,260
2,593,800	MLS Co. Ltd. - A Shares	2,818,011

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
CHINA (continued)
6,130,000	ORG Technology Co. Ltd. - A Shares	$4,506,423
2,038,500	ORG Technology Co. Ltd. - A Shares	1,498,588
3,838,600	Oriental Pearl Group Co. Ltd. - A Shares	3,895,523
12,203,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	7,221,937
3,890,400	Ping An Bank Co. Ltd. - A Shares	5,843,882
938,211	Ping An Insurance Group Co. of China Ltd. - H Shares	5,615,227
7,043,600	Postal Savings Bank of China Co. Ltd. - A Shares	4,960,787
834,111	Raytron Technology Co. Ltd. - A Shares	6,417,240
12,981,400	Rizhao Port Co. Ltd. - A Shares	5,362,164
1,779,500	Sany Heavy Industry Co. Ltd. - A Shares	4,632,151
13,548,350	Shandong Nanshan Aluminum Co. Ltd. - A Shares	6,807,930
2,459,900	Shanghai Mechanical and Electrical Industry Co. Ltd. - A Shares	7,514,248
2,166,600	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	2,822,583
840,100	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	1,094,458
1,551,265	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	7,732,384
8,068,500	Sinopec Engineering Group Co. Ltd. - H Shares	5,741,274
1,864,000	Sinopharm Group Co. Ltd. - H Shares	4,392,979
2,698,240	Tasly Pharmaceutical Group Co. Ltd. - A Shares	5,650,457
8,853,628	Tianjin Port Co. Ltd. - A Shares	5,387,743
2,164,637	Triangle Tyre Co. Ltd. - A Shares	4,033,502
4,087,200	Wuxi Taiji Industry Ltd. Co. - A Shares	3,559,939
12,328,342	Xinyi Solar Holdings Ltd.	4,099,921
2,045,674	Xuji Electric Co. Ltd. - A Shares	5,979,152
19,900	Xuji Electric Co. Ltd. - A Shares	58,164
359,800	Yangzijiang Shipbuilding Holdings Ltd.	616,324
1,974,700	Yifan Pharmaceutical Co. Ltd. - A Shares	3,082,086
3,030,000	Yunnan Copper Co. Ltd. - A Shares	4,857,156
30,300	Yunnan Copper Co. Ltd. - A Shares	48,572
2,870,487	Zhejiang Medicine Co. Ltd. - A Shares	5,262,130
8,530,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	6,146,846
		406,764,202
DENMARK — 0.7%
112,058	ALK-Abello A/S(a)	2,612,128
267,500	Alm Brand A/S	633,839
8,576	Bang & Olufsen A/S(a)	16,927
Shares		Value
DENMARK (continued)
104,226	Bavarian Nordic A/S(a)	$2,478,110
19,633	Chemometec A/S	1,414,519
3,565	Columbus A/S	6,378
8,934	D/S Norden A/S	243,292
65,700	Danske Bank A/S	2,305,253
17,500	Demant A/S(a)	637,295
1,505,915	H Lundbeck A/S	7,206,576
311,227	H Lundbeck A/S - Class A	1,285,466
21,719	Invisio AB	872,898
544,760	ISS A/S	13,668,824
15,500	Netcompany Group A/S(a)(b)(c)	699,730
60,796	NKT A/S(a)	4,950,126
7,963	Pandora A/S	1,185,396
13,529	Per Aarsleff Holding A/S	1,090,048
283,630	ROCKWOOL A/S - Class B	12,947,759
42,540	Royal Unibrew A/S	3,382,697
4,661	Scandinavian Tobacco Group A/S(b) (c)	67,844
4,233	Schouw & Co. A/S	385,837
5,564	SP Group A/S	228,003
5,002	Sparekassen Sjaelland-Fyn A/S	216,176
		58,535,121
FINLAND — 0.5%
309	Aspo Oyj	1,822
23,500	Elisa Oyj	1,253,678
124	Fiskars Oyj Abp	2,060
70,966	Hiab Oyj - Class B	3,376,758
78,134	Kalmar Oyj - Class B	2,475,361
33,400	Kemira Oyj	689,178
30,400	Kesko Oyj - Class B	697,949
179,686	Konecranes Oyj	12,038,607
8,808	Marimekko Oyj	121,808
2,466,100	Nokia Oyj	12,328,458
5,426	Olvi Oyj - Class A	203,450
98,725	Oriola Oyj - Class B	122,303
64,697	Orion Oyj - Class B	4,050,778
83,388	Puuilo Oyj	1,187,487
23,327	Raisio Oyj - Class V	65,019
10,758	Sanoma Oyj	118,512
4,889	Terveystalo Oyj(b)(c)	67,946
29,800	TietoEVRY Oyj	533,868
9,025	Vaisala Oyj - Class A	480,525
38,900	Valmet Oyj	1,187,775
81,061	Wartsila Oyj Abp	1,497,709
		42,501,051
FRANCE — 2.3%
23,900	Accor SA	1,177,610
38,196	Alten SA	3,237,619
14,835	Amundi SA(b)(c)	1,171,834
593	Aubay	30,935
105,764	BNP Paribas SA	8,961,329
45,000	Bouygues SA	1,977,990

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
FRANCE (continued)
60,600	Bureau Veritas SA	$1,923,629
40,967	Canal+ SA(a)	93,065
107,275	Carmila SA REIT	2,331,899
83,800	Carrefour SA	1,292,507
63,270	Coface SA	1,296,830
13,772	Covivio SA REIT	772,263
2,000	Dassault Aviation SA	721,133
67,583	Derichebourg SA	464,886
98,013	Eiffage SA	13,336,894
479,681	Elior Group SA(a)(b)(c)	1,453,117
11,478	Esso SA Francaise	1,845,011
100,297	Etablissements Maurel et Prom SA	516,290
18,600	FDJ UNITED(b)(c)	662,981
25,428	Fnac Darty SA	885,360
275,516	Forvia SE	2,128,280
21,662	Gaztransport Et Technigaz SA	3,530,965
10,681	Gecina SA REIT	1,096,496
1,755	GL Events SACA	43,763
4,744	Guerbet	107,931
116,732	Havas NV(a)	194,191
1,525	ID Logistics Group SACA(a)	686,886
3,615	Imerys SA	120,756
8,206	Ipsen SA	954,383
89,325	IPSOS SA	4,229,063
60,500	JCDecaux SE(a)	1,052,957
17,079	Kaufman & Broad SA	670,584
41,199	Klepierre SA REIT	1,508,014
1,109	Lagardere SA	23,995
10,925	Lectra	283,713
857,154	Louis Hachette Group	1,351,467
28,796	Manitou BF SA	664,038
184,480	Mercialys SA REIT	2,469,651
304,052	Metropole Television SA	4,777,528
171,442	Opmobility	1,921,391
817,676	Orange SA	11,862,884
82,749	Pluxee NV	1,860,992
11,640	Publicis Groupe SA	1,184,335
210,193	Rubis SCA	6,841,942
97,084	Sanofi SA	10,620,196
14,170	SEB SA	1,336,641
101,078	Societe BIC SA	6,539,900
230,885	Societe Generale SA	12,038,110
162	Societe LDC SADIR	14,063
21,652	Sopra Steria Group	4,439,503
157,003	SPIE SA	7,695,121
323,291	Technip Energies NV	11,032,022
560,660	Television Francaise 1 SA	5,357,360
533,411	Ubisoft Entertainment SA(a)	6,284,818
633,550	Valeo SE	6,291,888
1,637	Vetoquinol SA	138,316
126,157	Vicat SACA	7,063,963
86,308	Vinci SA	12,123,449
987	Virbac SACA	347,984
Shares		Value
FRANCE (continued)
11,374	Viridien(a)	$674,792
209,100	Vivendi SE	652,070
8,514	Wendel SE	837,149
		187,206,732
GERMANY — 2.0%
1,662	AlzChem Group AG	214,480
7,015	Atoss Software SE	1,054,537
10,111	Bilfinger SE	859,940
125,168	Brenntag SE	8,359,200
570,904	CECONOMY AG(a)	2,028,928
4,381	Cewe Stiftung & Co. KGAA	506,634
416,371	Commerzbank AG	11,020,320
158,987	Continental AG	12,428,753
11,350	CTS Eventim AG & Co. KGaA	1,344,827
217,914	Deutsche Post AG	9,311,031
20,635	Deutz AG	160,219
9,333	Draegerwerk AG & Co. KGaA - Preference Shares	635,953
148,647	Duerr AG	3,519,044
2,105	Eckert & Ziegler SE	143,892
3,283	Einhell Germany AG - Preference Shares	245,083
1,724	Elmos Semiconductor SE	117,446
155,772	EuroEyes International Eye Clinic Ltd.	56,201
8,398	Fielmann Group AG	477,215
126,264	flatexDEGIRO AG	3,322,868
218,390	Freenet AG	9,081,337
256,727	Fresenius SE & Co. KGaA(a)	12,193,746
12,093	Friedrich Vorwerk Group SE	825,728
107,208	FUCHS SE - Preference Shares	5,375,692
10,400	GEA Group AG	678,493
16,100	Heidelberg Materials AG	3,218,606
219,932	Heidelberger Druckmaschinen AG(a)	302,753
105,764	Henkel AG & Co. KGaA - Preference Shares	8,214,306
5,426	Hornbach Holding AG & Co. KGaA	610,898
257,546	HUGO BOSS AG	10,742,066
17,176	Indus Holding AG	483,868
232,980	Infineon Technologies AG	7,717,004
74,815	IONOS Group SE(a)	2,495,746
4,869	JOST Werke SE(b)(c)	274,007
44,416	Jungheinrich AG - Preference Shares	1,614,201
18,764	KION Group AG	798,520
55,469	Kloeckner & Co. SE	446,474
9,433	Koenig & Bauer AG(a)	174,549
30,446	Krones AG	4,450,235
352	KSB SE & Co. KGaA - Preference Shares	320,325
14,456	KWS Saat SE & Co. KGaA	912,148
583	MBB SE	105,158
8,679	MLP SE	78,693
5,250	Nemetschek SE	697,645

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
GERMANY (continued)
8,439	Nordex SE(a)	$158,006
99	Paul Hartmann AG	27,814
38,100	Porsche Automobil Holding SE - Preference Shares	1,570,895
128,419	ProSiebenSat.1 Media SE	896,199
1,075	Rational AG	922,386
49,756	RENK Group AG	2,997,507
49,227	Scout24 SE(b)(c)	5,866,716
15,722	Sixt SE	1,494,742
1,306	STO SE & Co. KGaA - Preference Shares	186,772
1,095	STRATEC SE	29,793
46,630	Stroeer SE & Co. KGaA	2,784,344
48,189	Suedzucker AG	648,813
51,758	SUSS MicroTec SE	1,993,005
262,422	TeamViewer SE(a)(b)(c)	4,031,516
1,221,996	thyssenkrupp AG	14,014,167
87,500	TUI AG(a)	673,268
11,334	Wacker Neuson SE	304,780
5,146	Washtec AG	247,967
		166,467,459
GREECE — 0.1%
1,727,178	Piraeus Financial Holdings SA	9,699,888
HONG KONG — 0.6%
98,000	APT Satellite Holdings Ltd.	24,254
731,920	Bank of East Asia Ltd. (The)	1,006,347
628,263	Bright Smart Securities & Commodities Group Ltd.	555,399
66,035	Build King Holdings Ltd.	9,599
256,000	Cafe de Coral Holdings Ltd.	235,262
219,000	Champion REIT	64,830
2,116,500	China Overseas Land & Investment Ltd.	3,754,989
3,742,987	China Taiping Insurance Holdings Co. Ltd.	5,183,166
462,578	Chow Sang Sang Holdings International Ltd.	453,336
1,412,162	Chow Tai Fook Jewellery Group Ltd.	1,887,797
422,000	Citychamp Watch & Jewellery Group Ltd.(a)	24,978
138,900	CK Asset Holdings Ltd.	567,457
98,800	CK Hutchison Holdings Ltd.	557,141
3,202,682	COSCO SHIPPING Ports Ltd.	1,657,783
570,787	Dah Sing Banking Group Ltd.	615,071
70,000	Dah Sing Financial Holdings Ltd.	255,584
2,756,045	Emperor Watch & Jewellery Ltd.	76,918
341,000	Hang Lung Group Ltd.	489,496
787,300	Hong Kong & China Gas Co. Ltd.	708,392
235,000	Hong Kong Technology Venture Co. Ltd.(a)	62,868
941,700	Hutchison Port Holdings Trust - U Shares- Units	140,193
Shares		Value
HONG KONG (continued)
598,000	Hysan Development Co. Ltd.	$974,798
187,000	Impro Precision Industries Ltd.(b)(c)	55,427
431,247	International Housewares Retail Co. Ltd.	52,750
427,000	Intron Technology Holdings Ltd.	72,750
205,918	Jacobson Pharma Corp. Ltd.(b)	32,359
33	Jinhui Shipping & Transportation Ltd. (a)	18
981,682	Johnson Electric Holdings Ltd.	1,788,427
1,124,176	JS Global Lifestyle Co. Ltd.(a)(b)(c)	260,763
1,160,777	Kerry Properties Ltd.	2,726,006
224,531	KLN Logistics Group Ltd.	181,104
122,000	LH GROUP Ltd.(b)	5,984
714,374	Luk Fook Holdings International Ltd.	1,558,845
1,422,196	Man Wah Holdings Ltd.	755,812
5,724,000	Nine Dragons Paper Holdings Ltd.(a)	2,100,734
3,163,402	Pacific Basin Shipping Ltd.	709,303
156,000	Paradise Entertainment Ltd.	33,113
1,138,208	PC Partner Group Ltd.	1,070,205
4,778,308	PCCW Ltd.	3,185,481
311,496	Prosperity REIT	46,985
1,269,477	Shun Tak Holdings Ltd.(a)	91,552
1,310,326	Singamas Container Holdings Ltd.	102,710
463,399	SITC International Holdings Co. Ltd.	1,283,135
200,000	SOCAM Development Ltd.(a)	8,854
46,000	Stella International Holdings Ltd.	82,353
299,000	Sunlight Real Estate Investment Trust REIT	74,316
1,098,612	Tai Hing Group Holdings Ltd.(b)	138,719
1,397	Tang Palace China Holdings Ltd.	31
549,000	Texhong International Group Ltd.	239,040
1,520,000	Truly International Holdings Ltd.	186,604
14,555,993	United Energy Group Ltd.	759,937
5,648,000	United Laboratories International Holdings Ltd. (The)	10,121,584
123,000	VTech Holdings Ltd.	826,335
123,676	Wai Kee Holdings Ltd.(a)	9,768
150,100	Wharf Real Estate Investment Co. Ltd.	358,972
2,008,696	Yue Yuen Industrial Holdings Ltd.	2,883,883
		51,109,517
INDIA — 0.4%
4,782,665	Bank of India	6,528,486
2,184,369	Indus Towers Ltd.(a)	10,526,765
458,760	Lupin Ltd.	11,408,032
719,909	Sun TV Network Ltd.	5,283,411
1,197,601	Zee Entertainment Enterprises Ltd.	1,505,944
		35,252,638
INDONESIA — 0.1%
35,325,900	Perusahaan Gas Negara Tbk PT	3,584,753
10,058,889	Semen Indonesia Persero Tbk PT	1,585,450
		5,170,203

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
IRELAND — 0.3%
18,398	Amarin Corp. Plc - ADR(a)	$197,958
296,760	Cairn Homes Plc	653,526
125,121	DCC Plc	8,177,643
47,348	Dole Plc	719,216
445,334	Grafton Group Plc - Units	5,390,798
718,354	Greencore Group Plc	1,771,395
2,515	Jazz Pharmaceuticals Plc(a)	294,154
210,331	Ryanair Holdings Plc - ADR	10,066,442
		27,271,132
ISRAEL — 1.3%
32	Afcon Holdings Ltd.(a)	1,630
1,817	Analyst IMS Investment Management Services Ltd.	45,047
7,713	Automatic Bank Services Ltd.	47,687
108,575	B Communications Ltd.(a)	604,000
124,040	Bank Hapoalim BM	1,819,493
215,598	Bank Leumi Le-Israel BM	3,061,715
759,806	Bezeq The Israeli Telecommunication Corp. Ltd.	1,155,389
50,627	Brainsway Ltd.(a)	227,823
17,115	Camtek Ltd.	1,136,515
120,481	Cellcom Israel Ltd.(a)	762,939
5,680	Delek Group Ltd.	906,157
11,552	Delta Galil Ltd.	544,714
1,089,225	El Al Israel Airlines(a)	3,329,233
52,530	FIBI Holdings Ltd.	3,042,153
464,394	First International Bank of Israel Ltd. (The)	25,506,555
45,387	Fiverr International Ltd.(a)	1,155,099
4,165	FMS Enterprises Migun Ltd.	200,705
34,940	Formula Systems 1985 Ltd.	3,084,885
31,729	Fox Wizel Ltd.	2,668,656
37,700	Harel Insurance Investments & Financial Services Ltd.	626,648
196,400	ICL Group Ltd.	1,311,054
89,939	Inmode Ltd.(a)	1,268,140
247,683	Isracard Ltd.	1,166,403
14,187	Israel Corp. Ltd.	4,465,984
84,200	Israel Discount Bank Ltd. - Class A	628,931
465	Isras Investment Co. Ltd.	100,284
377	M Yochananof & Sons Ltd.	25,497
137,729	Max Stock Ltd.	526,253
958,346	Menivim- The New REIT Ltd.	480,330
23,050	Mizrahi Tefahot Bank Ltd.	1,167,194
337	Naphtha Israel Petroleum Corp. Ltd.	2,187
4,512	Neto Malinda Trading Ltd.	136,479
98,345	Nexxen International Ltd.(a)	976,566
112,446	Nice Ltd. - ADR(a)	17,525,271
12,040	Nova Ltd.(a)	2,324,598
40,725	Oddity Tech Ltd. - Class A(a)	2,502,144
695,081	Oil Refineries Ltd.	174,517
3,602	One Software Technologies Ltd.	68,050
Shares		Value
ISRAEL (continued)
60,737	Partner Communications Co. Ltd.	$403,519
243,047	Phoenix Financial Ltd.	4,786,340
36,230	Playtika Holding Corp.	190,932
311,964	Plus500 Ltd.	12,788,118
1,092	RADCOM Ltd.(a)	13,159
105,496	Riskified Ltd. - Class A(a)	484,227
178,015	Sella Capital Real Estate Ltd. REIT	435,626
160,135	Tel Aviv Stock Exchange Ltd.	1,968,905
36,826	Tower Semiconductor Ltd.(a)	1,345,944
31,300	ZIM Integrated Shipping Services Ltd.	480,455
		107,674,150
ITALY — 2.0%
5,865,279	A2A SpA	14,916,980
101,542	Ascopiave SpA	380,005
17,172	Avio SpA(b)	373,194
39,856	Azimut Holding SpA	1,107,569
11,800	Banca Generali SpA	700,067
106,150	Banca IFIS SpA	2,659,713
777,641	Banca Mediolanum SpA	11,625,620
86,700	Banca Monte dei Paschi di Siena SpA	733,203
526,311	Banca Popolare di Sondrio SPA	6,595,137
72,167	BFF Bank SpA(a)(b)(c)	683,696
1,378,756	BPER Banca SpA	11,198,375
5,400	Brunello Cucinelli SpA	609,658
118,906	Buzzi SpA	6,231,032
24,903	Cairo Communication SpA	81,354
70,658	Cementir Holding NV	1,158,480
266,900	CIR SpA-Compagnie Industriali(a)	177,077
174,238	Credito Emiliano SpA	2,395,390
56,048	Danieli & C Officine Meccaniche SpA	1,516,948
22,083	Datalogic SpA	106,839
192,155	De’ Longhi SpA	5,946,585
7,980	DiaSorin SpA	911,929
42,115	Digital Value SpA	870,686
18,652	El.En. SpA	187,605
167,700	Enav SpA(b)(c)	742,606
593,276	Eni SpA	8,496,624
31,400	ERG SpA	642,374
3,563	Fine Foods & Pharmaceuticals NTM	28,678
75,712	FNM SpA	34,318
252,437	Generali	9,225,999
1,251,714	Hera SpA	5,925,901
142,429	Immobiliare Grande Distribuzione SIIQ SpA REIT(a)	507,061
299,831	Intercos SpA	4,513,113
40,700	Interpump Group SpA	1,395,920
597,057	Iren SpA	1,704,555
308,640	Italgas SpA	2,535,793
628,025	Iveco Group NV	10,033,383
45,332	Lottomatica Group SpA	1,033,289
927	LU-VE SpA	29,989
874,488	Maire SpA	9,444,951

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
ITALY (continued)
541,904	MFE-MediaForEurope NV - Class A	$1,971,058
10,825	MFE-MediaForEurope NV - Class B	52,683
13,307	Orsero SpA	197,777
510,900	Piaggio & C SpA	1,002,926
187,082	Pirelli & C SpA(b)(c)	1,156,634
626,174	Poste Italiane SpA(b)(c)	12,709,577
15,400	Recordati Industria Chimica e Farmaceutica SpA	908,728
58,426	Rizzoli Corriere Della Sera Mediagroup SpA	65,049
33,994	Safilo Group SpA(a)	27,796
26,116	SOL SpA	1,192,370
298,885	Stevanato Group SpA	6,234,741
18,515	Technogym SpA(b)(c)	250,190
2,169,200	Telecom Italia SpA(a)	859,080
267,200	Unipol Assicurazioni SpA	4,792,688
1,515,295	Webuild SpA	5,497,589
		164,380,582
JAPAN — 10.9%
80,600	77 Bank Ltd. (The)	2,526,071
4,500	A&A Material Corp.	35,227
378,634	ABC-Mart, Inc.	7,041,830
4,400	Abist Co. Ltd.	96,080
129,800	Adastria Co. Ltd.	2,652,067
81,740	ADEKA Corp.	1,473,522
24,200	Ad-sol Nissin Corp.	171,131
71	Advance Residence Investment Corp. REIT	73,159
7,900	Advanced Media, Inc.	48,865
17,200	Adways, Inc.	31,881
199,400	AEON Financial Service Co. Ltd.	1,650,023
1,369	AEON REIT Investment Corp.	1,198,122
4,300	AGS Corp.	25,082
5,000	Aichi Financial Group, Inc.	95,801
36,400	Aida Engineering Ltd.	225,884
6,900	Ain Holdings, Inc.	265,956
6,600	Aiphone Co. Ltd.	116,178
19,900	Airtrip Corp.	131,489
97,100	Aisan Industry Co. Ltd.	1,312,318
52,900	Aisin Corp.	671,900
48,200	Akatsuki, Inc.	1,175,238
18,500	Akita Bank Ltd. (The)	316,677
322,500	Alfresa Holdings Corp.	4,868,503
10,700	Alpha Systems, Inc.	244,805
33,200	AlphaPolis Co. Ltd.	296,479
245,100	Amada Co. Ltd.	2,454,193
19,100	Amano Corp.	556,118
1,000	Amiya Corp.(a)	30,247
137,700	Amvis Holdings, Inc.	443,394
32,300	ANA Holdings, Inc.	620,465
77,500	Anest Iwata Corp.	605,732
234,900	Anritsu Corp.	2,348,159
Shares		Value
JAPAN (continued)
2,900	AOI Electronics Co. Ltd.	$35,533
58,400	AOKI Holdings, Inc.	520,380
23,800	Aoyama Trading Co. Ltd.	341,774
58,920	ARE Holdings, Inc.	732,027
30,200	Artiza Networks, Inc.	127,205
87,940	As One Corp.	1,393,730
48,400	Asahi Diamond Industrial Co. Ltd.	250,203
49,900	Asahi Group Holdings Ltd.	689,733
55,200	Asahi Intecc Co. Ltd.	848,689
21,300	Asahi Net, Inc.	103,234
58,120	Asics Corp.	1,249,234
1,500	ASKA Pharmaceutical Holdings Co. Ltd.	24,467
55,262	ASKUL Corp.	588,181
76,300	Atrae, Inc.	375,473
15,400	Aucnet, Inc.	134,025
53,996	Avant Group Corp.	673,237
66,600	Avex, Inc.	614,516
23,900	Awa Bank Ltd. (The)	459,492
11,200	Axell Corp.	82,562
71,200	Axial Retailing, Inc.	541,623
290,600	Azbil Corp.	2,502,442
38,700	Bandai Namco Holdings, Inc.	1,344,924
35,200	Bando Chemical Industries Ltd.	367,930
10,700	Bank of Iwate Ltd. (The)	218,600
2,100	Bank of Nagoya Ltd. (The)	110,566
13,900	Bank of Saga Ltd. (The)	212,556
33,800	BayCurrent, Inc.	1,821,266
363,400	BIPROGY, Inc.	11,867,976
82,100	BML, Inc.	1,712,467
70,600	Brother Industries Ltd.	1,240,695
24,200	Buffalo, Inc.	350,236
311,000	Bunka Shutter Co. Ltd.	4,452,359
7,500	Business Brain Showa-Ota, Inc.	141,842
7,600	Business Engineering Corp.	202,542
1,700	Canare Electric Co. Ltd.	17,686
27,500	Capcom Co. Ltd.	796,140
4,300	Career Design Center Co. Ltd.	53,931
342,700	Casio Computer Co. Ltd.	2,680,112
69,900	Central Glass Co. Ltd.	1,462,455
30,152	Central Security Patrols Co. Ltd.	569,103
105,300	Chiba Kogyo Bank Ltd. (The)	914,963
27,200	Chiyoda Corp.(a)	65,066
9,500	Chugoku Marine Paints Ltd.	137,985
98,900	Citizen Watch Co. Ltd.	572,092
10,500	CKD Corp.	153,050
2,390	Cleanup Corp.	10,809
245,200	Coca-Cola Bottlers Japan Holdings, Inc.	4,606,526
155,500	COLOPL, Inc.	515,878
542	Comforia Residential REIT, Inc.	1,053,658
209,800	Computer Engineering & Consulting Ltd.	3,125,160

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
JAPAN (continued)
21,000	COMSYS Holdings Corp.	$465,446
72,240	Concordia Financial Group Ltd.	467,245
22,600	Copro-Holdings Co. Ltd.	264,774
12,400	Cosmos Initia Co. Ltd.	106,018
43,980	Cosmos Pharmaceutical Corp.	2,829,657
189,820	Credit Saison Co. Ltd.	4,432,856
49,600	Creek & River Co. Ltd.	537,508
111,800	Cresco Ltd.	939,548
19,400	CTS Co. Ltd.	108,818
12,300	Curves Holdings Co. Ltd.	59,586
656,900	CyberAgent, Inc.	5,623,080
21,800	Cybozu, Inc.	452,160
43,000	Dai Nippon Printing Co. Ltd.	599,366
70,900	Daicel Corp.	603,512
75,000	Daido Steel Co. Ltd.	565,119
26,100	Daifuku Co. Ltd.	690,462
3,200	Daihen Corp.	141,198
5,900	Dai-Ichi Cutter Kogyo KK	57,294
862,876	Dai-ichi Life Holdings, Inc.	6,230,351
51,100	Daiken Medical Co. Ltd.	170,467
44,310	Daito Pharmaceutical Co. Ltd.	645,918
6,050	Daito Trust Construction Co. Ltd.	673,589
22,200	Daitron Co. Ltd.	496,673
4,030	Daiwa House REIT Investment Corp.	6,750,143
512	Daiwa Office Investment Corp. REIT	1,096,957
18,600	Demae-Can Co. Ltd.(a)	31,117
58,200	Denka Co. Ltd.	794,252
47,520	Dentsu Soken, Inc.	2,080,998
900	Digital Arts, Inc.	44,544
9,800	DMG Mori Co. Ltd.	170,341
117,700	Doshisha Co. Ltd.	1,844,659
7,300	Double Standard, Inc.	76,039
41,300	Doutor Nichires Holdings Co. Ltd.	773,572
32,180	Dowa Holdings Co. Ltd.	1,032,482
22,800	DTS Corp.	648,475
58,000	Duskin Co. Ltd.	1,524,572
90,200	Ebara Corp.	1,354,966
27,900	Ehime Bank Ltd. (The)	203,578
67,700	Eiken Chemical Co. Ltd.	1,052,493
2,300	Eizo Corp.	32,908
163,200	Elecom Co. Ltd.	1,914,885
36,900	Electric Power Development Co. Ltd.	647,796
123,300	en Japan, Inc.	1,415,782
2,900	Endo Lighting Corp.	31,593
120,000	ENEOS Holdings, Inc.	577,708
40,600	Enigmo, Inc.	83,143
4,300	eSOL Co. Ltd.	17,069
176,380	EXEO Group, Inc.	2,059,615
7,200	FALCO HOLDINGS Co. Ltd.	116,800
12,100	Fast Fitness Japan, Inc.	126,149
12,843	Ferrotec Holdings Corp.	221,727
77,180	Financial Partners Group Co. Ltd.	1,217,987
148,400	Food & Life Cos. Ltd.	5,491,575
Shares		Value
JAPAN (continued)
39,000	Forum Engineering, Inc.	$285,602
6,200	Foster Electric Co. Ltd.	52,783
33,600	Freee KK(a)	949,367
2,610	Frontier Real Estate Investment Corp. REIT	1,448,947
69,600	Fuji Corp.	1,035,023
31,400	Fuji Corp.	424,171
6,700	Fuji Seal International, Inc.	119,629
74,400	Fujimi, Inc.	973,842
3,030	Fujisash Co. Ltd.	14,577
37,300	Fujitec Co. Ltd.	1,461,350
33,900	Fujitsu General Ltd.	665,457
5,500	Fukuda Denshi Co. Ltd.	233,419
81,253	Fukui Computer Holdings, Inc.	2,008,215
43,000	Fukuoka Financial Group, Inc.	1,136,072
39	Fukuoka REIT Corp.	42,671
9,800	Fukuyama Transporting Co. Ltd.	243,148
148,000	FULLCAST Holdings Co. Ltd.	1,656,790
19,920	Furukawa Electric Co. Ltd.	629,106
6,300	Furuno Electric Co. Ltd.	112,261
23,200	Furyu Corp.	151,597
27,400	Fuso Chemical Co. Ltd.	664,868
4,400	Fuso Pharmaceutical Industries Ltd.	74,015
182,160	Future Corp.	2,296,883
17,820	Fuyo General Lease Co. Ltd.	497,258
76,500	Gakken Holdings Co. Ltd.	539,485
16,100	Gakujo Co. Ltd.	187,782
7,000	Galilei Co. Ltd.	140,470
11,051	Gecoss Corp.	90,270
34,300	Geo Holdings Corp.	466,453
1,682	Global One Real Estate Investment Corp. REIT	1,404,469
204,300	Glory Ltd.	3,597,254
4,426	GLP J-Reit	3,817,633
3,700	GMO GlobalSign Holdings KK	57,456
18,400	GMO internet group, Inc.	432,681
14,200	GMO Payment Gateway, Inc.	889,393
4,400	GREE Holdings, Inc.	16,522
370,980	GungHo Online Entertainment, Inc.	7,850,148
16,500	Gunze Ltd.	296,677
55,000	H2O Retailing Corp.	752,275
44,600	Hachijuni Bank Ltd. (The)	336,640
24,300	Hakuhodo DY Holdings, Inc.	182,698
100	Hamakyorex Co. Ltd.	934
61,200	Hamamatsu Photonics KK	565,923
68,780	Hanwa Co. Ltd.	2,280,392
26,000	Happinet Corp.	975,771
44,900	Harmonic Drive Systems, Inc.	1,055,494
93,700	Heiwa Corp.	1,458,518
750	Heiwa Real Estate REIT, Inc.	690,739
44,900	Hennge KK	539,441
600	Hioki EE Corp.	23,924
12,700	Hirose Electric Co. Ltd.	1,436,541
20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
JAPAN (continued)
103,900	Hisamitsu Pharmaceutical Co., Inc.	$3,152,635
23,500	Hitachi Construction Machinery Co. Ltd.	702,295
17,411	Hito Communications Holdings, Inc.	114,709
67,800	Hokuhoku Financial Group, Inc.	1,215,941
161,440	Horiba Ltd.	11,034,728
15,400	Hoshizaki Corp.	654,748
16,900	Hosokawa Micron Corp.	471,006
5,100	House Foods Group, Inc.	99,998
13,400	Hyakugo Bank Ltd. (The)	64,956
46,800	Hyakujushi Bank Ltd. (The)	1,087,037
69,600	IBJ, Inc.	318,080
1,800	Ichiken Co. Ltd.	35,706
32,300	Ichikoh Industries Ltd.	88,942
210,545	Idemitsu Kosan Co. Ltd.	1,304,751
16,450	IHI Corp.	1,288,564
13,000	IMAGICA GROUP, Inc.	51,937
225	Industrial & Infrastructure Fund Investment Corp. REIT	184,065
740,283	Inpex Corp.	9,260,570
267,400	Internet Initiative Japan, Inc.	4,958,500
2,800	Iriso Electronics Co. Ltd.	50,132
17,000	ISB Corp.	161,138
246,600	Isetan Mitsukoshi Holdings Ltd.	3,169,913
85,518	Isuzu Motors Ltd.	1,150,083
62,400	Itfor, Inc.	644,864
74,800	Ito En Ltd.	1,789,535
124,400	Itoki Corp.	1,564,428
62,300	Iwatani Corp.	596,516
550,762	Iyogin Holdings, Inc.	6,388,405
38,400	Izumi Co. Ltd.	884,082
98,900	J Trust Co. Ltd.	271,243
371,200	JAC Recruitment Co. Ltd.	2,158,035
43,500	JAFCO Group Co. Ltd.	732,498
21,600	Japan Airport Terminal Co. Ltd.	621,280
477,817	Japan Aviation Electronics Industry Ltd.	7,654,187
1,386	Japan Excellent, Inc. REIT	1,252,267
215,700	Japan Lifeline Co. Ltd.	2,309,504
1,075	Japan Logistics Fund, Inc. REIT	703,017
18,000	Japan Medical Dynamic Marketing, Inc.	70,412
4,396	Japan Metropolitan Fund Invest REIT	2,928,966
43,200	Japan Post Insurance Co. Ltd.	868,456
1,801	Japan Real Estate Investment Corp. REIT	1,429,297
94,700	Japan System Techniques Co. Ltd.	1,243,854
161,664	JBCC Holdings, Inc.	1,356,198
49,440	JCR Pharmaceuticals Co. Ltd.	172,333
3,400	JCU Corp.	75,082
113,900	Jeol Ltd.	3,663,166
113,580	JFE Holdings, Inc.	1,322,756
354,500	JGC Holdings Corp.	2,835,260
Shares		Value
JAPAN (continued)
21,200	JINS Holdings, Inc.	$1,329,524
3,200	JK Holdings Co. Ltd.	22,826
2,200	J-Oil Mills, Inc.	31,588
17,700	JSB Co. Ltd.	450,417
30,000	Juroku Financial Group, Inc.	1,014,813
84,920	Justsystems Corp.	2,032,373
144,400	JVCKenwood Corp.	1,077,668
33,780	Kajima Corp.	806,587
232,600	Kakaku.com, Inc.	4,113,735
23,800	Kamakura Shinsho Ltd.	78,682
12,600	Kamei Corp.	169,462
138,800	Kamigumi Co. Ltd.	3,397,762
6,316	Kanaden Corp.	64,685
100,600	Kanadevia Corp.	645,244
217,900	Kanamoto Co. Ltd.	4,885,766
63,300	Kaneka Corp.	1,547,003
39,800	Katitas Co. Ltd.	576,665
42,600	Kawasaki Kisen Kaisha Ltd.	584,230
1,646	KDX Realty Investment Corp. REIT	1,714,091
28,400	Keihan Holdings Co. Ltd.	695,569
11,800	Kenko Mayonnaise Co. Ltd.	158,173
67,740	Kewpie Corp.	1,540,769
64,000	Kikkoman Corp.	626,507
18,800	Kimura Unity Co. Ltd.	102,053
35,640	Kinden Corp.	922,515
57,200	Kissei Pharmaceutical Co. Ltd.	1,501,159
2,700	Kitagawa Corp.	23,470
1,800	Kita-Nippon Bank Ltd. (The)	38,554
116,650	Kitz Corp.	889,645
45,500	KNT-CT Holdings Co. Ltd.(a)	375,178
10,560	Kobayashi Pharmaceutical Co. Ltd.	402,863
74,760	Kobe Steel Ltd.	876,777
89,460	Koei Tecmo Holdings Co. Ltd.	1,534,716
74,600	Koito Manufacturing Co. Ltd.	903,596
14,800	Kokuyo Co. Ltd.	303,287
215,719	Komatsu Ltd.	6,238,501
14,200	Komeri Co. Ltd.	302,599
100,700	Komori Corp.	896,816
11,110	Konami Group Corp.	1,586,686
909,500	Konica Minolta, Inc.(a)	2,791,535
9,500	Konishi Co. Ltd.	74,634
6,600	Kose Corp.	284,664
46,940	K’s Holdings Corp.	449,546
20,400	Kurabo Industries Ltd.	893,723
431,437	Kuraray Co. Ltd.	5,039,827
50,660	Kurita Water Industries Ltd.	1,677,235
8,200	Kuriyama Holdings Corp.	75,433
26,000	Kyodo Printing Co. Ltd.	193,660
79,600	Kyoto Financial Group, Inc.	1,366,296
62,260	Kyowa Kirin Co. Ltd.	972,166
25,400	Kyushu Railway Co.	657,386
58,200	Life Corp.	843,046
203,400	LIFULL Co. Ltd.	215,862

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
JAPAN (continued)
28,000	Lintec Corp.	$535,606
223,300	Lion Corp.	2,736,982
43,500	Lixil Corp.	512,587
3,000	Look Holdings, Inc.	51,292
80,500	M&A Capital Partners Co. Ltd.	1,548,981
53,040	Mabuchi Motor Co. Ltd.	774,871
234,119	Makita Corp.	6,846,588
54,500	Marui Group Co. Ltd.	1,084,850
2,930	Maruwa Co. Ltd.	602,486
210,700	Marvelous, Inc.	698,967
46,700	Matching Service Japan Co. Ltd.	297,699
2,300	Matsuoka Corp.	29,296
75,900	Max Co. Ltd.	2,238,442
41,400	Maxell Ltd.	507,431
2,969,194	Mazda Motor Corp.	17,752,263
34,000	McDonald’s Holdings Co. Japan Ltd.	1,437,635
237,000	Mebuki Financial Group, Inc.	1,158,012
10,300	Media Do Co. Ltd.	126,123
97,300	Medipal Holdings Corp.	1,648,815
38,100	Megmilk Snow Brand Co. Ltd.	700,571
86,600	Meidensha Corp.	2,379,118
341,180	MEITEC Group Holdings, Inc.	7,002,920
74,000	Micronics Japan Co. Ltd.	1,567,801
48,580	Milbon Co. Ltd.	923,746
146,780	Mirait one Corp.	2,308,267
23,900	Miroku Jyoho Service Co. Ltd.	310,266
252,200	MISUMI Group, Inc.	3,533,137
6,300	Mitani Sangyo Co. Ltd.	15,448
93,400	Mito Securities Co. Ltd.	349,493
18,700	Mitsuba Corp.	109,812
121,000	Mitsubishi Chemical Group Corp.	588,249
42,900	Mitsubishi Estate Co. Ltd.	753,580
284,700	Mitsubishi Logistics Corp.	1,964,827
7,300	Mitsubishi Pencil Co. Ltd.	113,289
24,800	Mitsubishi Research Institute, Inc.	778,752
25,100	Mitsubishi Shokuhin Co. Ltd.	939,661
27,800	Mitsuboshi Belting Ltd.	697,111
22,000	Mitsui Chemicals, Inc.	483,444
44,800	Mitsui High-Tec, Inc.	209,259
36,960	Mitsui Mining & Smelting Co. Ltd.	1,004,832
134,709	Mitsui OSK Lines Ltd.	4,486,324
120,780	Miura Co. Ltd.	2,572,668
145,400	Mixi, Inc.	3,230,743
279,750	Mizuno Corp.	4,992,776
6,600	Mochida Pharmaceutical Co. Ltd.	142,869
59,400	Monex Group, Inc.	298,981
35,500	MonotaRO Co. Ltd.	682,767
59,700	Morinaga & Co. Ltd.	1,064,443
15,900	Moriroku Co. Ltd.	245,319
7,500	Morita Holdings Corp.	111,909
11,000	Musashino Bank Ltd. (The)	243,777
44,300	Nabtesco Corp.	664,901
75,400	Nagase & Co. Ltd.	1,328,066
Shares		Value
JAPAN (continued)
59,160	Nakanishi, Inc.	$772,360
3,400	Nanyo Corp.	28,167
107,795	NEC Corp.	2,624,035
3,000	NEOJAPAN, Inc.	32,441
62,500	NGK Insulators Ltd.	771,251
56,900	NHK Spring Co. Ltd.	632,345
7,000	Nichia Steel Works Ltd.	14,873
1,800	Nifco, Inc.	44,633
20,300	Nihon Falcom Corp.	173,564
166,100	Nihon Kohden Corp.	2,006,416
312,700	Nihon M&A Center Holdings, Inc.	1,275,422
11,800	Nihon Trim Co. Ltd.	339,764
338,000	Nikon Corp.	3,250,022
1,185	Nippon Accommodations Fund, Inc. REIT	966,690
1,890	Nippon Building Fund, Inc. REIT	1,754,316
7,800	Nippon Carbide Industries Co., Inc.	91,987
404,900	Nippon Express Holdings, Inc.	7,230,649
709,456	Nippon Kayaku Co. Ltd.	6,684,219
59,400	Nippon Light Metal Holdings Co. Ltd.	619,300
15,300	Nippon Paper Industries Co. Ltd.	118,293
3,644	Nippon Prologis REIT, Inc.	6,026,540
19,200	Nippon Seiki Co. Ltd.	147,015
132,400	Nippon Shinyaku Co. Ltd.	3,413,853
115,823	Nippon Steel Corp.	2,437,809
29,900	Nippon Television Holdings, Inc.	692,423
31,760	Nippon Yusen KK	1,037,692
115,360	Nipro Corp.	1,022,286
19,900	Nishio Holdings Co. Ltd.	572,607
33,200	Nissan Chemical Corp.	971,055
7,800	Nissei ASB Machine Co. Ltd.	248,440
275,300	Nisshin Seifun Group, Inc.	3,551,841
156,700	Nisshinbo Holdings, Inc.	936,706
21,400	Nissin Corp.	721,238
65,900	Nisso Holdings Co. Ltd.	318,321
5,800	Nitta Corp.	149,100
81,100	Nitto Boseki Co. Ltd.	2,155,422
51,600	Nitto Denko Corp.	906,964
133,400	Nitto Kogyo Corp.	2,800,457
23,200	Nitto Seiko Co. Ltd.	96,115
52,700	Nittoc Construction Co. Ltd.	384,993
82,620	NOF Corp.	1,243,667
174,140	Nomura Holdings, Inc.	970,581
1,480	Nomura Real Estate Master Fund, Inc. REIT	1,473,427
26,100	Nomura Research Institute Ltd.	988,341
9,400	Noritake Co. Ltd.	244,986
70,400	Noritz Corp.	865,663
36,800	North Pacific Bank Ltd.	128,663
118,800	NS Solutions Corp.	2,818,506
32,500	NS Tool Co. Ltd.	161,190
274,342	NSD Co. Ltd.	6,458,680

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
JAPAN (continued)
2,061	NSW, Inc.	$44,741
726	NTT UD REIT Investment Corp.	681,948
75,400	OBIC Business Consultants Co. Ltd.	3,624,599
21,300	Obic Co. Ltd.	745,745
29,800	Ogaki Kyoritsu Bank Ltd. (The)	483,617
7,100	Oita Bank Ltd. (The)	169,464
150,400	Oji Holdings Corp.	709,968
40,300	Okabe Co. Ltd.	250,547
156,700	Okamura Corp.	2,175,802
102,800	Oki Electric Industry Co. Ltd.	684,676
2,000	Okinawa Cellular Telephone Co.	59,304
1,600	Okinawa Financial Group, Inc.	27,754
56,800	OKUMA Corp.	1,276,100
46,500	Olympus Corp.	609,289
14,700	Ono Pharmaceutical Co. Ltd.	169,211
68,400	Onward Holdings Co. Ltd.	276,961
5,300	OpenWork, Inc.(a)	31,908
31,100	Optim Corp.(a)	142,433
14,340	Oracle Corp. Japan	1,723,975
3,600	Oricon, Inc.	20,258
799	Orix JREIT, Inc.	1,006,321
124,000	Osaki Electric Co. Ltd.	738,009
106,640	OSG Corp.	1,267,618
28,840	Otsuka Corp.	639,644
151,600	PAL GROUP Holdings Co. Ltd.	4,171,248
39,500	PALTAC Corp.	1,095,399
42,140	Pan Pacific International Holdings Corp.	1,297,383
7,200	PAPYLESS Co. Ltd.	43,649
10,300	Paramount Bed Holdings Co. Ltd.	165,917
10,300	Paris Miki Holdings, Inc.	20,089
2,320,600	Persol Holdings Co. Ltd.	4,203,239
119,100	Pigeon Corp.	1,442,286
42,400	Pilot Corp.	1,183,436
59,800	Pole To Win Holdings, Inc.	150,823
2,900	PR Times, Corp.	46,190
172,200	Prestige International, Inc.	808,588
6,300	PROGRIT, Inc.	48,975
40,700	Pronexus, Inc.	347,612
25,100	Raito Kogyo Co. Ltd.	466,847
151,400	Rakus Co. Ltd.	2,300,493
43,300	Rakuten Bank Ltd.(a)	1,821,099
136,900	Relo Group, Inc.	1,808,897
15,300	Resonac Holdings Corp.	278,276
398,200	Resorttrust, Inc.	4,098,076
8,348	Rheon Automatic Machinery Co. Ltd.	68,008
57,000	Ricoh Co. Ltd.	599,533
95,800	Riken Technos Corp.	673,261
46,500	Riken Vitamin Co. Ltd.	811,217
417,138	Rinnai Corp.	9,343,249
9,800	Rion Co. Ltd.	163,694
204,700	Rohm Co. Ltd.	1,863,792
242,900	Rohto Pharmaceutical Co. Ltd.	4,063,037
Shares		Value
JAPAN (continued)
252,800	Ryohin Keikaku Co. Ltd.	$8,544,778
1,800	S&B Foods, Inc.	35,648
38,200	Sac’s Bar Holdings, Inc.	223,481
100	Saison Technology Co. Ltd.	1,257
6,000	Sakai Heavy Industries Ltd.	85,256
80,846	Sakata Seed Corp.	1,872,489
84,500	Sangetsu Corp.	1,718,632
4,300	Sanko Metal Industrial Co. Ltd.	178,041
462,834	Sankyo Co. Ltd.	7,044,591
6,500	Sankyo Tateyama, Inc.	29,041
59,840	Sankyu, Inc.	2,618,957
214,100	Sansan, Inc.(a)	2,924,907
56,500	Sansha Electric Manufacturing Co. Ltd.	319,809
827,400	Santen Pharmaceutical Co. Ltd.	8,380,231
353,140	Sanwa Holdings Corp.	11,591,005
113,800	Sato Corp.	1,646,824
31,000	Scroll Corp.	222,954
18,000	Secom Co. Ltd.	661,868
262,719	Sega Sammy Holdings, Inc.	5,514,074
27,000	Seibu Holdings, Inc.	652,555
125,200	Seikagaku Corp.	622,177
37,100	Seiko Epson Corp.	514,691
37,800	Seiko Group Corp.	997,795
28,200	Sekisui House Ltd.	648,324
4,103	Sekisui House Reit, Inc.	2,213,485
32,000	Sekisui Kasei Co. Ltd.	73,384
1,000	SEMITEC Corp.	12,486
19,200	SERAKU Co. Ltd.	192,356
13,800	Seria Co. Ltd.	280,170
7,000	Serverworks Co. Ltd.(a)	114,932
100,040	SG Holdings Co. Ltd.	1,053,386
65,400	Sharp Corp.(a)	387,720
41,000	Shibaura Machine Co. Ltd.	1,035,062
9,100	Shibaura Mechatronics Corp.	426,811
487,800	SHIFT, Inc.(a)	4,463,463
26,200	Shikoku Bank Ltd. (The)	217,832
77,900	Shikoku Electric Power Co., Inc.	640,185
10,300	Shimadaya Corp.	134,906
89,700	Shimamura Co. Ltd.	5,968,547
49,700	Shindengen Electric Manufacturing Co. Ltd.	718,868
15,500	Shin-Etsu Polymer Co. Ltd.	158,817
28,600	Shinnihonseiyaku Co. Ltd.	479,910
41,000	Shionogi & Co. Ltd.	688,821
376,937	Ship Healthcare Holdings, Inc.	5,468,404
304,000	Shizuoka Financial Group, Inc.	3,378,212
17,200	SHO-BOND Holdings Co. Ltd.	617,418
69,940	Shoei Co. Ltd.	821,442
28,876	Shofu, Inc.	441,788
3,400	Sigma Koki Co. Ltd.	31,408
5,900	SIGMAXYZ Holdings, Inc.	43,244
24,320	Sinfonia Technology Co. Ltd.	1,039,897

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
JAPAN (continued)
275,700	SKY Perfect JSAT Holdings, Inc.	$2,228,798
2,900	SMK Corp.	47,566
378,420	SMS Co. Ltd.	3,507,181
530,700	Socionext, Inc.	5,707,986
122,900	Sodick Co. Ltd.	645,937
15,800	Softcreate Holdings Corp.	217,258
504,400	Sohgo Security Services Co. Ltd.	3,986,608
103,713	Soliton Systems KK	908,190
114,900	Square Enix Holdings Co. Ltd.	6,643,864
163,600	Star Micronics Co. Ltd.	1,876,138
6,100	Startia Holdings, Inc.	90,137
124,600	Starts Corp., Inc.	3,388,894
6,300	Step Co. Ltd.	100,653
9,600	Strike Co. Ltd.	197,468
483,057	Subaru Corp.	8,747,157
122,240	Sugi Holdings Co. Ltd.	2,567,755
53,500	Sumitomo Bakelite Co. Ltd.	1,243,924
1,715,200	Sumitomo Chemical Co. Ltd.	4,146,168
21,500	Sumitomo Densetsu Co. Ltd.	790,165
61,400	Sumitomo Electric Industries Ltd.	986,907
88,700	Sumitomo Heavy Industries Ltd.	1,846,896
48,000	Sumitomo Mitsui Trust Group, Inc.	1,187,459
471,900	Sumitomo Pharma Co. Ltd.(a)	2,604,796
17,700	Sumitomo Realty & Development Co. Ltd.	659,260
6,900	Sumitomo Riko Co. Ltd.	78,910
55,600	Sumitomo Warehouse Co. Ltd. (The)	1,079,986
262,900	Sun Frontier Fudousan Co. Ltd.	3,597,756
82,800	Sundrug Co. Ltd.	2,759,086
227,500	Suzuken Co. Ltd.	8,219,036
9,100	System Support Holdings, Inc.	128,109
734,100	Systena Corp.	1,920,186
75,300	Tadano Ltd.	521,684
24,800	Taiheiyo Cement Corp.	667,749
14,300	Takaoka Toko Co. Ltd.	229,981
27,900	Takara & Co. Ltd.	676,072
126,560	Takara Holdings, Inc.	1,021,474
101,300	Takara Standard Co. Ltd.	1,280,334
14,600	Takasago International Corp.	685,802
123,900	Takashimaya Co. Ltd.	955,288
49,640	Takeuchi Manufacturing Co. Ltd.	1,553,849
233,000	Tamron Co. Ltd.	5,267,770
3,300	Tazmo Co. Ltd.	40,466
164,200	TDK Corp.	1,752,251
116,480	TechMatrix Corp.	1,663,397
1,100	Techno Medica Co. Ltd.	13,949
159,360	TechnoPro Holdings, Inc.	3,553,667
16,900	Temairazu, Inc.	419,516
5,000	Terasaki Electric Co. Ltd.	73,436
74,048	TIS, Inc.	2,137,261
11,500	Toa Corp.	74,696
181,500	Tobu Railway Co. Ltd.	3,312,002
46,200	TOC Co. Ltd.	204,384
Shares		Value
JAPAN (continued)
5,900	Tocalo Co. Ltd.	$67,956
159,965	Tochigi Bank Ltd. (The)	362,326
1,200	Toell Co. Ltd.	6,464
30,000	Toho Gas Co. Ltd.	897,386
96,500	Toho Holdings Co. Ltd.	3,154,722
124,400	Tohoku Electric Power Co., Inc.	894,008
24,000	Tokai Corp.	352,989
430,191	Tokai Rika Co. Ltd.	6,407,092
336,659	Tokuyama Corp.	6,872,020
2,810,700	Tokyo Electric Power Co. Holdings, Inc.(a)	8,598,367
431,537	Tokyo Gas Co. Ltd.	14,336,865
4,900	Tokyo Kiraboshi Financial Group, Inc.	193,692
880	Tokyo Ohka Kogyo Co. Ltd.	19,360
90,100	Tokyo Seimitsu Co. Ltd.	5,027,862
64,446	Tokyo Tatemono Co. Ltd.	1,155,409
33,360	Tokyotokeiba Co. Ltd.	980,390
53,600	Tokyu Corp.	650,064
191,986	Tokyu Fudosan Holdings Corp.	1,344,635
1,196	Tokyu REIT, Inc.	1,496,637
73,900	Toli Corp.	252,679
1,200	Tomato Bank Ltd.	9,926
104,085	TOMONY Holdings, Inc.	398,845
69,290	Tomy Co. Ltd.	1,525,558
1,726,051	Toray Industries, Inc.	11,023,456
88,100	Tosei Corp.	1,484,826
101,455	Toshiba TEC Corp.	1,912,316
19,300	Tosho Co. Ltd.	74,249
41,280	TOTO Ltd.	1,088,491
3,400	Toumei Co. Ltd.	47,278
36,400	Towa Bank Ltd. (The)	156,219
138,600	Towa Pharmaceutical Co. Ltd.	2,571,841
6,600	Toyo Denki Seizo KK	63,759
100,900	Toyo Engineering Corp.	476,384
121,620	Toyo Seikan Group Holdings Ltd.	2,123,327
10,080	Toyo Suisan Kaisha Ltd.	651,630
65,140	Toyo Tire Corp.	1,217,909
2,200	Toyokumo, Inc.	38,693
117,200	Transcosmos, Inc.	2,560,977
9,283	Trend Micro, Inc.	666,061
2,900	Trinity Industrial Corp.	21,582
98,400	Trusco Nakayama Corp.	1,468,031
356,100	Tsubakimoto Chain Co.	4,326,019
95,720	Tsugami Corp.	1,179,138
28,600	Tsuruha Holdings, Inc.	2,300,560
12,200	TV Asahi Holdings Corp.	221,904
3,700	TYK Corp.	12,740
39,400	UACJ Corp.	1,329,291
31,600	Ubicom Holdings, Inc.	282,044
9,100	Uchida Yoko Co. Ltd.	497,823
82,800	Ulvac, Inc.	2,808,133
80,000	United Arrows Ltd.	1,262,900
59,400	UNITED, Inc.	290,353

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
JAPAN (continued)
5,400	Univance Corp.	$13,494
932,927	USS Co. Ltd.	9,299,179
25,600	Valor Holdings Co. Ltd.	447,912
68,100	ValueCommerce Co. Ltd.	386,883
84,100	Vector, Inc.	523,027
29,200	Visional, Inc.(a)	1,766,563
56,200	Vital KSK Holdings, Inc.	517,337
467,040	Wacom Co. Ltd.	1,787,891
3,100	Wadakohsan Corp.	29,832
2,300	Waseda Academy Co. Ltd.	35,664
27,800	WDB Holdings Co. Ltd.	354,810
5,500	Wealth Management, Inc.	39,132
79,200	Welcia Holdings Co. Ltd.	1,396,386
30,700	West Japan Railway Co.	645,805
3,100	WingArc1st, Inc.	82,848
45,720	Workman Co. Ltd.	1,440,677
33,800	Wowow, Inc.	243,399
103,900	Xebio Holdings Co. Ltd.	947,863
30,400	Yakult Honsha Co. Ltd.	624,477
3,000	YAKUODO Holdings Co. Ltd.	42,629
135,700	YAMABIKO Corp.	2,030,767
225,900	Yamaha Corp.	1,651,090
9,300	Yamanashi Chuo Bank Ltd. (The)	132,647
201,000	Yamato Holdings Co. Ltd.	2,853,751
12,000	Yamato Kogyo Co. Ltd.	714,584
92,200	Yamazaki Baking Co. Ltd.	2,207,136
66,000	Yamazen Corp.	648,940
800	Yaoko Co. Ltd.	53,582
17,500	Yodogawa Steel Works Ltd.	708,541
30,300	Yokogawa Electric Corp.	655,697
27,046	Yokohama Rubber Co. Ltd. (The)	591,356
3,000	Yokowo Co. Ltd.	25,707
11,100	Yossix Holdings Co. Ltd.	216,002
20,100	Yushin Co.	89,766
3,700	Yutaka Giken Co. Ltd.	56,082
18,900	Zacros Corp.	524,087
201,880	Zenkoku Hosho Co. Ltd.	4,380,003
86,500	Zenrin Co. Ltd.	727,974
224,960	Zeon Corp.	2,206,008
25,400	ZERIA Pharmaceutical Co. Ltd.	416,526
216,500	ZIGExN Co. Ltd.	673,646
109,080	ZOZO, Inc.	1,107,761
13,100	Zuken, Inc.	473,698
		887,889,706
LUXEMBOURG — 0.0%
13,140	Befesa SA(b)(c)	399,549
31,200	RTL Group SA	1,279,530
64,500	Tenaris SA	1,075,534
		2,754,613
MACAU — 0.0%
265,100	Sands China Ltd.(a)	474,781
Shares		Value
MALAYSIA — 0.1%
21,673,800	Top Glove Corp. Bhd(a)	$4,418,015
MEXICO — 0.1%
250,861	Industrias Penoles SAB de CV(a)	5,027,198
NETHERLANDS — 1.1%
440,118	ABN AMRO Bank NV(b)(c)	9,120,496
3,536	Acomo NV	86,905
28,363	Alfen NV(a)(b)(c)	498,695
20,585	Arcadis NV	998,189
22,291	ASM International NV	10,895,551
141,040	ASR Nederland NV	8,899,457
92,865	Corbion NV	1,985,956
28,784	Eurocommercial Properties NV REIT	831,754
9,010	Euronext NV(b)(c)	1,505,995
85,602	Flow Traders Ltd.	2,534,567
34,361	ForFarmers NV	163,979
302,026	Koninklijke Ahold Delhaize NV	12,400,905
463,732	Koninklijke BAM Groep NV	3,141,225
210,823	Koninklijke Heijmans NV	10,798,148
213,700	Koninklijke KPN NV	994,101
29,320	Koninklijke Vopak NV	1,212,402
147,212	NN Group NV	9,027,099
27,159	NSI NV REIT	665,159
43,183	QIAGEN NV	1,853,241
6,135	QIAGEN NV	262,271
27,398	Randstad NV	1,099,748
246,100	Signify NV(b)(c)	5,101,425
94,028	Van Lanschot Kempen NV	5,490,059
214,984	Wereldhave NV REIT	4,060,608
		93,627,935
NEW ZEALAND — 0.1%
2,004,924	a2 Milk Co. Ltd. (The)	10,489,045
269,484	Air New Zealand Ltd.	92,864
13,488	Gentrack Group Ltd.(a)	93,973
39,148	SKY Network Television Ltd.	57,365
801,689	Spark New Zealand Ltd.	993,233
7,554	Vista Group International Ltd.(a)	15,899
		11,742,379
NORWAY — 0.8%
240,847	ABG Sundal Collier Holding ASA	152,101
37,623	AF Gruppen ASA	539,989
520,131	Aker BP ASA	11,165,917
1,433,201	Aker Solutions ASA	3,889,860
81,341	Atea ASA	1,112,919
7,801	Bonheur ASA	180,636
23,520	Bouvet ASA	181,516
505	BW Offshore Ltd.	1,384
2,403,528	DNO ASA	2,741,281
1,692,356	Elkem ASA(b)(c)	2,976,985
22,516	Elmera Group ASA(b)(c)	80,258
1,645	FLEX LNG Ltd.	39,687
168,826	Gjensidige Forsikring ASA	3,950,334

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
NORWAY (continued)
4,439	Kongsberg Gruppen ASA	$715,162
1,028,795	Leroy Seafood Group ASA	4,509,324
554,293	Mowi ASA	10,163,781
587,079	MPC Container Ships ASA	868,145
23,852	NORBIT ASA	327,576
404,645	Norconsult Norge AS	1,828,679
415,479	Nordic Semiconductor ASA(a)	4,166,169
253,384	Norwegian Air Shuttle ASA(a)	334,611
140,945	Odfjell Drilling Ltd.	733,658
144,295	OKEA ASA(a)	227,258
833	Olav Thon Eiendomsselskap ASA	20,722
191,433	Orkla ASA	2,134,949
211,514	Petronor E&P ASA	255,803
150,390	Pexip Holding ASA	571,626
154,942	SATS ASA(a)	559,746
24,060	Schibsted ASA - Class A	732,214
25,380	Schibsted ASA - Class B	732,903
2,897	SpareBank 1 Nord Norge	38,726
13,386	Sparebank 1 Oestlandet	222,925
76,344	SpareBank 1 SMN	1,385,476
43,300	SpareBank 1 Sor-Norge ASA	690,949
4,705	Sparebanken More	45,224
19,660	Sparebanken Norge	264,556
54,600	Storebrand ASA	659,219
25,920	TGS ASA	193,322
56,193	TOMRA Systems ASA	886,573
67,324	Veidekke ASA	1,013,024
678,723	Wallenius Wilhelmsen ASA	4,919,040
13,592	Wilh Wilhelmsen Holding ASA - Class A	506,520
		66,720,747
POLAND — 0.3%
1,064,885	Allegro.eu SA(a)(b)(c)	9,343,755
250,143	KGHM Polska Miedz SA	7,985,186
3,276,809	Orange Polska SA	8,419,581
		25,748,522
PORTUGAL — 0.1%
100,659	Altri SGPS SA	692,645
1,330,015	Banco Comercial Portugues SA - Class R	850,675
3,621	Ibersol SGPS SA	38,167
52,367	Jeronimo Martins SGPS SA	1,267,405
284,675	NOS SGPS SA	1,188,067
218,800	REN - Redes Energeticas Nacionais SGPS SA	718,140
5,970,051	Sonae SGPS SA	7,581,577
		12,336,676
PUERTO RICO — 0.0%
2,860	Popular, Inc.	272,901
RUSSIA — 0.0%
3,531,360	Alrosa PJSC(d)(e)	0
Shares		Value
RUSSIA (continued)
1,189,126,065	Federal Grid Co. - Rosseti PJSC(a)(d) (e)	$0
4,480,742	Gazprom PJSC(a)(d)(e)	0
1,073,095	Gazprom PJSC - ADR(a)(d)(e)	0
112,793	Magnit PJSC(d)(e)	0
532,967	Mobile TeleSystems PJSC(d)(e)	0
217,810,135	ROSSETI PJSC(a)(d)(e)	0
1,641,600	Rostelecom PJSC(d)(e)	0
461,432,194	RusHydro PJSC(a)(d)(e)	0
13,369,855	Surgutneftegas PAO(d)(e)	0
243,969	VK IPJSC(a)(d)(e)	0
		0
SINGAPORE — 0.7%
1,731,100	AIMS APAC REIT	1,632,191
509,200	ASMPT Ltd.	3,425,633
14,900	Bukit Sembawang Estates Ltd.	40,385
332,900	CapitaLand Ascendas REIT	678,337
1,037,397	CapitaLand Integrated Commercial Trust REIT	1,707,245
331,600	Capitaland Investment Ltd.	698,877
518,300	Centurion Corp. Ltd.	499,783
587,116	ComfortDelGro Corp. Ltd.	688,792
1,527,500	CSE Global Ltd.	489,648
1,189,200	First Resources Ltd.	1,375,884
663,900	Frasers Centrepoint Trust REIT	1,150,142
1,271,093	Frasers Logistics & Commercial Trust REIT(b)	871,890
1,174,325	Genting Singapore Ltd.	665,922
13,400	GuocoLand Ltd.	14,466
1,317,764	Hafnia Ltd.	6,074,360
186,000	Hour Glass Ltd. (The)	223,623
267,500	iFAST Corp. Ltd.	1,274,189
491,545	IGG, Inc.	236,812
231,000	InnoTek Ltd.	69,748
412,400	Keppel DC REIT	682,294
6,145,100	Keppel Pacific Oak US REIT(a)(b)	1,224,276
957,000	Keppel REIT	626,939
91,600	Kimly Ltd.	22,432
7,033,800	Manulife US Real Estate Investment Trust REIT(a)(b)	443,277
2,559,400	Mapletree Logistics Trust REIT	2,202,446
2,245,300	Mapletree Pan Asia Commercial Trust REIT	2,102,767
44,300	OUE Ltd.	31,882
893,200	OUE Real Estate Investment Trust REIT	191,598
299,400	Parkway Life Real Estate Investment Trust REIT	969,892
251,900	Propnex Ltd.(b)	202,578
81,500	PSC Corp. Ltd.	21,205
3,508,100	Raffles Medical Group Ltd.	2,715,883
304,400	RHT Health Trust(a)(d)	4,428

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
SINGAPORE (continued)
4,484,300	Riverstone Holdings Ltd.	$3,107,591
44,276	Samudera Shipping Line Ltd.	28,160
742,000	Sasseur Real Estate Investment Trust REIT(b)	361,485
19,500	SBS TRANSIT Ltd.	44,268
93,720	Sembcorp Industries Ltd.	474,052
1,876,839	Sheng Siong Group Ltd.	2,528,720
203,100	Singapore Airlines Ltd.	1,042,292
214,000	Singapore Exchange Ltd.	2,354,184
3,494,100	Starhill Global REIT	1,325,439
62,000	Stoneweg European Real Estate Investment Trust REIT(b)	105,328
50,016	Super Hi International Holding Ltd. (a)	108,430
81,600	UOB-Kay Hian Holdings Ltd.	112,644
913,420	UOL Group Ltd.	4,040,679
262,600	Wilmar International Ltd.	615,923
8,347,600	Yangzijiang Financial Holding Ltd.	4,551,279
306,400	Yanlord Land Group Ltd.(a)	110,370
		54,170,668
SOUTH AFRICA — 0.8%
400,129	African Rainbow Minerals Ltd.	3,354,879
232,848	Anglo American Platinum Ltd.	7,973,648
560,948	Aspen Pharmacare Holdings Ltd.	3,683,466
1,442,651	Impala Platinum Holdings Ltd.(a)	8,579,629
162,442	Investec Plc	1,019,999
1,050,328	MTN Group Ltd.	6,951,405
666,221	Remgro Ltd.	5,740,722
2,339,970	Sappi Ltd.	4,387,621
8,743,609	Sibanye Stillwater Ltd.(a)	9,989,593
730,227	SPAR Group Ltd. (The)(a)	4,499,817
1,027,169	Vodacom Group Ltd.	7,600,266
		63,781,045
SOUTH KOREA — 1.4%
42,263	Green Cross Corp.	3,687,944
423,009	GS Engineering & Construction Corp.	5,437,738
143,546	Hankook Tire & Technology Co. Ltd.	4,169,414
97,412	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	18,634,593
146,412	Hyundai Department Store Co. Ltd.	6,150,376
158,884	Hyundai Engineering & Construction Co. Ltd.	4,656,200
60,545	Hyundai Glovis Co. Ltd.	4,854,610
115,060	KB Financial Group, Inc.	7,271,649
71,727	LG Electronics, Inc.	3,600,379
51,736	NCSoft Corp.	5,325,447
20,191	OCI Co. Ltd.	783,077
45,027	OCI Holdings Co. Ltd.	2,050,656
458,328	Samsung E&A Co. Ltd.	6,197,221
1,541,033	Samsung Heavy Industries Co. Ltd.(a)	15,788,824
94,093	Samsung Life Insurance Co. Ltd.	5,713,106
50,299	Samsung SDS Co. Ltd.	4,532,778
Shares		Value
SOUTH KOREA (continued)
130,290	Samsung Securities Co. Ltd.	$4,775,986
834,883	SK Networks Co. Ltd.	2,479,498
189,403	SK Square Co. Ltd.(a)	11,709,807
		117,819,303
SPAIN — 1.3%
422,857	Acerinox SA	4,778,830
18,304	ACS Actividades de Construccion y Servicios SA	1,146,818
15,841	Aedas Homes SA(b)(c)	511,238
280,049	Atresmedia Corp. de Medios de Comunicacion SA	1,767,923
3,309,819	Banco de Sabadell SA	9,657,331
1,298,803	Banco Santander SA	9,144,689
55,995	Bankinter SA	652,282
47,688	CIE Automotive SA	1,260,666
26,459	Construcciones y Auxiliar de Ferrocarriles SA	1,293,261
3,142	Distribuidora Internacional de Alimentacion SA(a)	81,179
387,833	Faes Farma SA	1,883,174
45,760	Fluidra SA	1,059,416
1,462,838	Gestamp Automocion SA(b)(c)	4,369,720
2,931	Grupo Empresarial San Jose SA	19,235
220,009	Indra Sistemas SA	7,014,743
816,783	Inmobiliaria Colonial Socimi SA REIT	5,293,651
251,781	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	365,732
212,019	Logista Integral SA	7,248,571
4,621,890	Mapfre SA	16,453,920
276,090	Melia Hotels International SA	2,004,198
303,770	Merlin Properties Socimi SA REIT	3,444,836
171	Metrovacesa SA(b)(c)	2,161
24,368	Pharma Mar SA	2,064,248
54,290	Tecnicas Reunidas SA(a)	911,156
2,131,746	Telefonica SA	10,951,291
6,315,228	Unicaja Banco SA(b)(c)	12,037,145
14,386	Vidrala SA	1,567,990
9,450	Viscofan SA	681,737
		107,667,141
SWEDEN — 1.9%
20,800	AcadeMedia AB(b)(c)	171,157
10,063	AddLife AB - Class B	190,966
19,441	AFRY AB	336,804
66,164	Alfa Laval AB	2,744,208
606,372	Alleima AB	4,767,498
2,151	Alligo AB - Class B	24,560
36,883	AQ Group AB	593,503
732,622	Arjo AB - Class B	2,454,325
10,623	Attendo AB(b)(c)	72,315
329,838	Avanza Bank Holding AB	10,960,577
40,290	Axfood AB	1,126,362
20,082	Beijer Alma AB	417,743

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
SWEDEN (continued)
488,669	Betsson AB - Class B	$8,546,369
154,580	BHG Group AB(a)	369,378
453,928	Billerud Aktiebolag	4,789,864
143,888	BioGaia AB - Class B	1,531,727
282,670	Boliden AB(a)	8,661,021
34,370	Bonava AB - Class B(a)	45,768
140,668	Bravida Holding AB(b)(c)	1,340,399
904,175	Bredband2 i Skandinavien AB	203,526
44,217	Bufab AB	1,827,619
32,500	Bure Equity AB	1,095,019
54,051	Byggmax Group AB	266,935
10,581	Cellavision AB	220,589
47,848	Clas Ohlson AB - Class B	1,355,441
542,978	Cloetta AB - Class B	1,579,633
131,615	Dometic Group AB(c)	474,504
82,092	Dynavox Group AB(a)	743,303
180	Elanders AB - Class B	1,002
304,636	Electrolux AB - Class B(a)	1,901,824
134,631	Electrolux Professional AB - Class B	780,064
65,100	Elekta AB - Class B	331,497
3,851	Ependion AB	46,047
158,956	Fagerhult Group AB	686,991
410,870	Getinge AB - Class B	7,940,891
49,122	Granges AB	613,565
5,088	Green Landscaping Group AB(a)(b)(c)	31,611
67,133	Hemnet Group AB	2,304,390
88,183	Hexpol AB	766,792
32,424	Hoist Finance AB(a)(b)(c)	291,081
6,294	Humana AB(a)	26,613
409,788	Husqvarna AB - Class B	1,906,029
6,160	Instalco AB(b)	17,079
115,584	Inwido AB	2,449,537
13,070	ITAB Shop Concept AB	34,380
77	Kopparbergs Bryggeri AB - Class B	926
101,242	Lagercrantz Group AB - Class B	2,306,881
238,683	Loomis AB	9,934,329
11,500	MEKO AB	150,998
15,400	MIPS AB(b)	542,780
135,142	Mycronic AB	5,396,357
127,341	NCC AB - Class B	2,370,766
79	Nederman Holding AB	1,378
129,737	Net Insight AB - Class B(a)	39,280
130,917	Nolato AB - Class B	735,556
20,750	Nordnet AB	549,299
54,493	Pandox AB	912,420
108,806	Paradox Interactive AB	2,141,341
335,151	Peab AB - Class B	2,787,812
86,866	Platzer Fastigheter Holding AB - Class B	682,662
23,801	Proact IT Group AB	284,721
254	QleanAir AB	342
100,905	Ratos AB - Class B	344,368
1,358	Rejlers AB	25,206
Shares		Value
SWEDEN (continued)
60,645	Rusta AB	$500,127
110,223	Rvrc Holding AB	571,937
30,451	Scandic Hotels Group AB(b)(c)	237,008
134,382	Sectra AB - Class B	4,122,936
44,000	Securitas AB - Class B	697,257
437,923	SKF AB - Class B	8,583,899
28,432	SkiStar AB	492,418
10,855	Solid Forsakring AB	86,692
1,899,916	SSAB AB - Class A	12,005,260
1,646,925	SSAB AB - Class B	10,237,107
344,428	Stillfront Group AB(a)	176,587
1,076,039	Storskogen Group AB - Class B	1,417,709
99,409	Storytel AB(a)	859,747
103,842	Systemair AB	889,260
50,200	Tele2 AB - Class B	740,652
38,799	Trelleborg AB - Class B	1,337,854
337,850	Truecaller AB - Class B	2,542,478
2,665	Volati AB(b)	32,826
1,487,361	Volvo Car AB - Class B(a)	2,537,034
52,521	Wihlborgs Fastigheter AB	544,767
9,542	Zinzino AB - Class B	167,451
		155,028,934
SWITZERLAND — 1.9%
203,995	Accelleron Industries AG	10,951,361
10,030	Allreal Holding AG	2,210,011
928	APG SGA SA	250,379
180,681	Aryzta AG(a)	453,177
132,687	Ascom Holding AG	520,406
2,297	Autoneum Holding AG	344,254
228,690	Avolta AG	10,420,892
23,284	Basilea Pharmaceutica Ag Allschwil(a)	1,247,811
13,263	Belimo Holding AG	11,269,068
3,795	BKW AG	760,850
20,878	Bucher Industries AG	9,017,718
6,784	Burckhardt Compression Holding AG	4,612,380
1,336	Burkhalter Holding AG	198,746
52	Cham Swiss Properties AG	1,393
1,281	Cie Financiere Tradition SA	338,756
2,028	Coltene Holding AG	153,843
8,292	Comet Holding AG	2,140,813
22,484	DKSH Holding AG	1,656,383
850	dormakaba Holding AG	717,024
1,335	Emmi AG	1,313,194
813	EMS-Chemie Holding AG	599,426
665,834	Ferrexpo Plc(a)	524,946
3,100	Flughafen Zurich AG	781,146
2,043	Forbo Holding AG	1,960,162
6,779	Galenica AG(b)(c)	710,051
1,545	Garmin Ltd.	288,714
705	Geberit AG	488,368
2	Gurit Holding AG(a)	32
5,343	Hiag Immobilien Holding AG	647,541

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
SWITZERLAND (continued)
52,335	Huber + Suhner AG	$4,605,118
7,543	Implenia AG	426,613
44,030	Inficon Holding AG	4,671,929
1,793,969	International Workplace Group Plc	4,441,845
821	Investis Holding SA(b)	120,910
10,294	Kardex Holding AG	2,593,299
1,123	Komax Holding AG(a)	139,714
21,230	Logitech International SA	1,613,270
1,045	Medacta Group SA(b)(c)	169,644
19	Orell Fuessli AG	2,255
10,839	Partners Group Holding AG	14,202,035
99	Phoenix Mecano AG	50,985
117,760	PSP Swiss Property AG	20,969,596
5,093	Sensirion Holding AG(a)(b)(c)	394,654
16,202	SFS Group AG	2,190,117
16,400	SGS SA	1,601,644
66,800	SIG Group AG	1,288,570
2,640	Sonova Holding AG	811,573
129,684	Sportradar Group AG - Class A(a)	2,996,997
112,117	Straumann Holding AG	13,671,188
5,800	Sulzer AG	981,710
1,850	Swiss Life Holding AG	1,847,151
20,887	Tecan Group AG	4,067,934
8,000	Temenos AG	573,043
15,185	u-blox Holding AG	1,539,114
1,037	Vaudoise Assurances Holding SA	756,585
18,874	Zehnder Group AG	1,256,388
16	Zug Estates Holding AG - Class B	41,123
		152,603,849
TAIWAN — 0.6%
3,468,018	Cheng Shin Rubber Industry Co. Ltd.	5,356,408
10,290,432	China Petrochemical Development Corp.(a)	2,313,173
2,672,000	Ennostar, Inc.	3,021,259
3,233,990	Foxconn Technology Co. Ltd.	6,019,401
1,875,000	Hon Hai Precision Industry Co. Ltd.	8,353,683
3,423,119	HTC Corp.(a)	4,143,823
3,024,431	International CSRC Investment Holdings Co.(a)	1,005,279
1,991,000	Pegatron Corp.	5,058,680
425,000	Phison Electronics Corp.	5,942,626
5,368,000	Qisda Corp.	4,496,736
		45,711,068
THAILAND — 0.0%
457,032	Siam Cement Public Co. Ltd. (The) - FOR	2,183,845
TURKEY — 0.4%
1,338,864	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,568,155
2,130,822	Tekfen Holding AS(a)	7,589,989
5,546,808	Turk Telekomunikasyon AS(a)	7,577,404
Shares		Value
TURKEY (continued)
3,437,944	Turkcell Iletisim Hizmetleri AS	$8,063,878
		28,799,426
UNITED KINGDOM — 4.9%
96,228	3i Group Plc	5,455,265
38,947	4imprint Group Plc	1,783,918
829,685	Aberdeen Group Plc	1,638,635
18,252	accesso Technology Group Plc(a)	115,937
87,660	AG Barr Plc	811,141
752,870	AJ Bell Plc	4,284,763
14,166	Alfa Financial Software Holdings Plc(b)(c)	42,117
28,732	Alpha Group International Plc(b)	1,051,839
204,976	AO World Plc(a)	269,055
328,000	Ashmore Group Plc	633,842
276,084	Associated British Foods Plc	7,610,295
93,800	Auto Trader Group Plc(b)(c)	1,053,829
1,229,801	Aviva Plc	9,214,160
341,966	B&M European Value Retail SA	1,537,951
2,190,925	Balfour Beatty Plc	13,400,521
2,502,819	Barclays Plc	9,970,337
156,670	Beazley Plc	1,856,330
44,030	Bicycle Therapeutics Plc - ADR(a)	376,897
191,282	Big Yellow Group Plc REIT	2,575,205
63,754	Bloomsbury Publishing Plc	507,293
2,065,044	Breedon Group Plc	11,880,678
314,000	BT Group Plc	728,781
16,440	Burberry Group Plc	160,105
319,390	Bytes Technology Group Plc	2,171,897
295,555	Central Asia Metals Plc	606,449
579,708	Centrica Plc	1,241,173
187,121	Ceres Power Holdings Plc(a)	146,055
4,171	Cerillion Plc	92,007
39,068	Clarkson Plc	1,717,173
693,281	CLS Holdings Plc REIT	584,951
14,019	CMC Markets Plc(b)(c)	45,513
27,650	CNH Industrial NV	319,911
12,682	Cohort Plc	233,493
22,649	Computacenter Plc	732,550
1,629	Costain Group Plc	2,386
78,707	Cranswick Plc	5,447,377
1,065,634	Currys Plc(a)	1,579,313
245,525	dotdigital group Plc	271,604
279,317	Dr Martens Plc	205,866
204,570	Drax Group Plc	1,687,488
294,902	Dunelm Group Plc	4,330,694
2,028,740	easyJet Plc	13,450,641
1,978	Eco Animal Health Group Plc(a)	1,834
32,859	Ecora Resources Plc	23,950
63,156	Endava Plc - ADR(a)	1,150,071
7,602	Endeavour Mining Plc	204,135
52,900	Energean Plc	626,688
872,922	EnQuest Plc	158,661

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,306	Epwin Group Plc	$1,611
2,926	Eurocell Plc	5,935
293,386	FDM Group Holdings Plc	877,912
2,516,060	Firstgroup Plc	5,803,550
148,665	Foresight Group Holdings Ltd.	738,058
114,519	Forterra Plc(b)(c)	285,495
96,627	Foxtons Group Plc	76,348
27	Frasers Group Plc(a)	239
25,799	Frontier Developments Plc(a)	69,058
14,623	Fuller Smith & Turner Plc - Class A	109,794
21,075	Galliford Try Holdings Plc	109,634
85,786	Games Workshop Group Plc	17,666,975
227,623	Gamma Communications Plc	4,063,483
162,615	Greggs Plc	4,048,297
422,857	GSK Plc	8,365,248
5,440	H&T Group Plc	29,644
311,556	Halfords Group Plc	644,914
19,000	Halma Plc	701,321
22,413	Hargreaves Services Plc	183,227
23,300	Hikma Pharmaceuticals Plc	617,440
96,042	Hill & Smith Plc	2,308,874
82,576	Hilton Food Group Plc	982,296
106,680	Howden Joinery Group Plc	1,097,044
464,310	Hunting Plc	1,602,047
572,318	IG Group Holdings Plc	8,157,229
57,493	IHS Holding Ltd.(a)	281,716
72,370	IMI Plc	1,717,542
77,675	Impax Asset Management Group Plc	158,386
555,240	Inchcape Plc	4,975,276
84,135	Indivior Plc(a)	968,394
212,283	IntegraFin Holdings Plc(b)	866,957
13,670	InterContinental Hotels Group Plc	1,458,724
17,220	Intermediate Capital Group Plc	433,151
2,835,677	International Consolidated Airlines Group SA	9,884,124
70,731	International Personal Finance Plc	131,823
9,900	Intertek Group Plc	608,007
5,770,255	ITV Plc	6,219,134
459,533	JD Sports Fashion Plc	483,799
582,666	JET2 Plc	12,330,073
259,820	Johnson Matthey Plc	4,473,443
849,325	Johnson Service Group Plc	1,590,495
467,431	Jupiter Fund Management Plc	451,824
1,168,756	Just Group Plc	2,204,478
363,059	Kainos Group Plc	3,534,198
416,939	Keller Group Plc	7,939,436
1,180,691	Kier Group Plc	2,295,522
3,129,939	Kingfisher Plc	12,029,904
28,270	Lancashire Holdings Ltd.	212,791
79,665	Lion Finance Group Plc	6,390,161
90,482	Liontrust Asset Management Plc	398,370
9,840,956	Lloyds Banking Group Plc	9,668,527
2,352,749	Man Group Plc	5,135,248
Shares		Value
UNITED KINGDOM (continued)
156,549	Marks & Spencer Group Plc	$813,514
472,448	Marston’s Plc(a)	227,352
15,235	McBride Plc(a)	29,286
114,829	ME Group International Plc	310,242
72,175	Mears Group Plc	373,613
3,711,849	Mitie Group Plc	7,157,809
877,214	MONY Group Plc	2,374,156
232,000	Morgan Advanced Materials Plc	609,139
180,272	Morgan Sindall Group Plc	8,521,329
4,120	Mortgage Advice Bureau Holdings Ltd.	44,704
21,553	MP Evans Group Plc	290,907
1,646,229	NatWest Group Plc	10,589,018
234,982	Next 15 Group Plc	814,985
10,136	Next Plc	1,672,202
78	Nichols Plc	1,275
221,961	Ninety One Plc	439,347
53,029	Nomad Foods Ltd.	1,060,050
15,511	Odfjell Technology Ltd.	61,717
113,464	On the Beach Group Plc(b)(c)	400,982
1,509,087	OSB Group Plc	9,592,134
73,889	Oxford Metrics Plc	51,300
275,263	Pagegroup Plc	992,779
627,544	Paragon Banking Group Plc	7,089,412
41,277	PayPoint Plc	372,666
110,796	Pearson Plc	1,776,196
3,260	Pentair Plc	295,780
54,115	Petershill Partners Plc(b)(c)	157,035
374,385	Pets at Home Group Plc	1,185,718
73,152	Pharos Energy Plc	18,581
401,783	Picton Property Income Ltd. REIT	408,125
209,415	Polar Capital Holdings Plc	1,098,545
511,173	Primary Health Properties Plc REIT	699,537
605,981	QinetiQ Group Plc	3,189,634
926,440	Quilter Plc(b)(c)	1,666,981
45,860	Rank Group Plc	52,311
54,251	Renishaw Plc	1,625,109
315,962	Rightmove Plc	3,120,491
197,400	Rotork Plc	803,767
80,556	RS GROUP Plc	555,434
272,323	RWS Holdings Plc	243,336
193,051	Safestore Holdings Plc REIT	1,624,828
147,008	Savills Plc	1,823,040
198,628	Serco Group Plc	455,845
25,190	Smiths Group Plc	627,725
74,224	Smiths News Plc	52,697
136,252	Social Housing Reit Plc(b)(c)	130,055
270,106	Softcat Plc	6,032,705
20,100	Spectris Plc	538,083
507,512	Speedy Hire Plc	132,882
859,166	Spirent Communications Plc(a)	2,118,318
851,866	Standard Chartered Plc	12,269,641
9,947	Stolt-Nielsen Ltd.	223,331

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
30,983	Synthomer Plc(a)	$34,074
393,209	Target Healthcare REIT Plc	516,727
94,500	Tate & Lyle Plc	704,310
5,990	Tatton Asset Management Plc	49,559
10,665	TechnipFMC Plc	300,433
34,014	Telecom Plus Plc	859,993
2,461,810	Tesco Plc	12,183,508
1,044,644	TP ICAP Group Plc	3,587,245
273,402	Trainline Plc(a)(b)(c)	1,070,926
676,077	Trustpilot Group Plc(a)(b)(c)	2,027,336
765,892	Vesuvius Plc	3,498,285
728,396	Vistry Group Plc(a)	6,141,068
77,866	Watches of Switzerland Group Plc(a) (c)	370,471
154,672	Watkin Jones Plc(a)	65,223
458,673	Wickes Group Plc	1,165,881
131,570	Workspace Group Plc REIT	779,626
340,306	XPS Pensions Group Plc(b)	1,745,112
5,924	Zotefoams Plc	19,519
		401,312,894
UNITED STATES — 41.4%
181,838	Academy Sports & Outdoors, Inc.	6,851,656
2,880	AECOM	284,112
2,645	Aflac, Inc.	287,459
2,010	Agilent Technologies, Inc.	216,276
215,000	Albany International Corp. - Class A	14,138,400
2,370	Alexandria Real Estate Equities, Inc. REIT	172,204
765,000	Alkami Technology, Inc.(a)	20,417,850
4,920	Alliant Energy Corp.	300,317
2,840	American Electric Power Co., Inc.	307,686
84,942	American States Water Co.	6,889,646
640	Ameriprise Financial, Inc.	301,453
255,000	AMERISAFE, Inc.	11,854,950
578,790	API Group Corp.(a)	21,895,626
1,215	Appfolio, Inc. - Class A(a)	250,922
85,861	Applied Industrial Technologies, Inc.	20,888,264
3,105	AppLovin Corp. - Class A(a)	836,208
2,135	Arrow Electronics, Inc.(a)	237,754
1,470	Assurant, Inc.	283,328
2,185	Atmos Energy Corp.	350,977
640,000	AtriCure, Inc.(a)	19,142,400
1,260	AvalonBay Communities, Inc. REIT	264,575
1,420,164	Avantor, Inc.(a)	18,447,930
1,310	Avery Dennison Corp.	224,154
10,868	Axon Enterprise, Inc.(a)	6,665,344
237,016	AZEK Co., Inc. (The)(a)	11,746,513
37,837	Badger Meter, Inc.	8,355,166
800,000	Baldwin Insurance Group, Inc. (The) (a)	33,296,000
100,000	BancFirst Corp.	11,782,000
4,270	Bank of New York Mellon Corp. (The)	343,351
Shares		Value
UNITED STATES (continued)
370,000	Bath & Body Works, Inc.	$11,288,700
173,911	Bel Fuse, Inc. - Class B	11,438,126
379,510	Bentley Systems, Inc. - Class B	16,315,135
3,230	Best Buy Co., Inc.	215,409
3,980	Bio-Techne Corp.	200,393
551,337	BJ’s Wholesale Club Holdings, Inc.(a)	64,815,178
124,486	Black Hills Corp.	7,581,197
342,129	Booz Allen Hamilton Holding Corp.	41,062,323
172,307	Bowhead Specialty Holdings, Inc.(a)	6,925,018
200,000	Brady Corp. - Class A	14,058,000
775,000	Braze, Inc. - Class A(a)	24,125,750
142,570	Bright Horizons Family Solutions, Inc. (a)	17,881,129
6,195	Brighthouse Financial, Inc.(a)	360,673
1,035,169	BrightView Holdings, Inc.(a)	14,202,519
20,400	Brookfield Asset Management Ltd. - Class A	1,088,513
12,843	Brookfield Renewable Corp.	366,025
4,455	Bruker Corp.	178,467
1,005	Burlington Stores, Inc.(a)	226,165
204,774	BWX Technologies, Inc.	22,344,939
600	CACI International, Inc. - Class A(a)	274,722
179,748	Cactus, Inc. - Class A	6,819,639
342,190	Cadence Bank	10,012,479
414,590	Cargurus, Inc.(a)	11,591,936
112,312	Carlisle Cos., Inc.	42,620,158
142,715	Casella Waste Systems, Inc. - Class A(a)	16,761,877
28,926	Cavco Industries, Inc.(a)	14,285,105
236,431	CBIZ, Inc.(a)	16,100,951
2,364,827	CCC Intelligent Solutions Holdings, Inc.(a)	21,898,298
226,753	CDW Corp.	36,407,462
790,000	Celsius Holdings, Inc.(a)	27,618,400
445,000	Central Garden & Pet Co. - Class A(a)	13,158,650
2,780	CH Robinson Worldwide, Inc.	248,032
135,856	Champion Homes, Inc.(a)	11,751,544
1,405	Charles River Laboratories International, Inc.(a)	166,661
2,600	Cheniere Energy, Inc.	600,886
2,115	Cincinnati Financial Corp.	294,429
6,735	Citizens Financial Group, Inc.	248,454
201,538	Clean Harbors, Inc.(a)	43,117,040
4,195	CMS Energy Corp.	308,962
7,240	Cognex Corp.	197,652
3,715	Cognizant Technology Solutions Corp. - Class A	273,313
15,968	Comfort Systems USA, Inc.	6,348,078
4,725	Commerce Bancshares, Inc.	286,997
95,000	CommVault Systems, Inc.(a)	15,877,350
1,245,000	Confluent, Inc. - Class A(a)	29,643,450
265,000	CONMED Corp.	13,014,150

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
UNITED STATES (continued)
135,764	Construction Partners, Inc. - Class A(a)	$11,151,655
358,996	Cooper Cos., Inc. (The)(a)	29,319,203
794,905	Core & Main, Inc. - Class A(a)	41,875,595
910	Corpay, Inc.(a)	296,087
110,357	Crane Co.	17,765,270
202,739	Crane NXT Co.	9,512,514
2,510	Crown Castle, Inc. REIT	265,458
3,125	Crown Holdings, Inc.	301,031
85,000	CSW Industrials, Inc.	26,560,800
187,535	Cullen/Frost Bankers, Inc.	21,842,201
915	Cummins, Inc.	268,864
43,724	Curtiss-Wright Corp.	15,079,970
451,459	CVB Financial Corp.	8,370,050
1,835	DaVita, Inc.(a)	259,744
2,020	Deckers Outdoor Corp.(a)	223,877
6,350	Devon Energy Corp.	193,103
1,870	Digital Realty Trust, Inc. REIT	300,210
27,000	Diversified Energy Co. Plc(b)	340,120
665	Domino’s Pizza, Inc.	326,096
1,550	Dover Corp.	264,508
2,735	DR Horton, Inc.	345,540
11,740	Dropbox, Inc. - Class A(a)	335,177
1,045	Eagle Materials, Inc.	236,578
3,440	East West Bancorp, Inc.	294,292
4,800	eBay, Inc.	327,168
554,599	Element Solutions, Inc.	11,319,366
296,855	elf Beauty, Inc.(a)	18,366,419
3,085	Encompass Health Corp.	360,914
450,000	Enerpac Tool Group Corp.	18,166,500
132,177	Ensign Group, Inc. (The)	17,049,511
221,259	Entegris, Inc.	17,506,012
4,780	Entergy Corp.	397,553
139,935	Equifax, Inc.	36,401,292
3,915	Equity Residential REIT	275,068
275,000	Esab Corp.	33,033,000
170,000	ESCO Technologies, Inc.	26,596,500
192,288	Essent Group Ltd.	10,946,956
935	Essex Property Trust, Inc. REIT	261,005
2,730	Euronet Worldwide, Inc.(a)	270,543
359,161	ExlService Holdings, Inc.(a)	17,412,125
2,045	Expedia Group, Inc.	320,922
2,305	Expeditors International of Washington, Inc.	253,343
1,605	Extra Space Storage, Inc. REIT	235,165
1,415	F5, Inc.(a)	374,607
155	Fair Isaac Corp.(a)	308,400
4,180	Fastenal Co.	338,455
1,320	Ferguson Enterprises, Inc.	223,951
4,770	Fidelity National Financial, Inc.	305,519
6,770	Fifth Third Bancorp	243,314
860,000	First Financial Bankshares, Inc.	28,818,600
620,000	First Watch Restaurant Group, Inc.(a)	10,949,200
Shares		Value
UNITED STATES (continued)
164,615	FirstCash Holdings, Inc.	$22,051,825
182,507	Fluor Corp.(a)	6,367,669
192,288	FormFactor, Inc.(a)	5,410,984
6,935	Fox Corp. - Class A	345,294
205,000	Freshpet, Inc.(a)	15,075,700
575	Gartner, Inc.(a)	242,121
10,870	Gen Digital, Inc.	281,207
1,790	Generac Holdings, Inc.(a)	204,740
3,990	General Mills, Inc.	226,393
350,000	German American Bancorp, Inc.	13,268,500
265,000	Gitlab, Inc. - Class A(a)	12,367,550
85,000	Glaukos Corp.(a)	8,011,250
313,955	Globus Medical, Inc. - Class A(a)	22,532,550
1,690	GoDaddy, Inc. - Class A(a)	318,278
91,046	Guidewire Software, Inc.(a)	18,643,489
196,546	Hamilton Lane, Inc. - Class A	30,364,392
2,510	Hartford Insurance Group, Inc. (The)	307,902
4,160	Hasbro, Inc.	257,504
53,757	Hawkins, Inc.	6,546,527
15,995	Healthcare Realty Trust, Inc. REIT	248,402
223,138	HealthEquity, Inc.(a)	19,127,389
12,655	Healthpeak Properties, Inc. REIT	225,765
1,460	Hershey Co. (The)	244,097
14,870	Hewlett Packard Enterprise Co.	241,191
5,920	HF Sinclair Corp.	178,014
1,450	Hilton Worldwide Holdings, Inc.	326,946
3,545	Hologic, Inc.(a)	206,319
8,015	HP, Inc.	204,944
19,375	Huntington Bancshares, Inc.	281,519
1,005	Huntington Ingalls Industries, Inc.	231,492
73,177	IDEXX Laboratories, Inc.(a)	31,660,029
4,375	Incyte Corp.(a)	274,137
130,000	Inspire Medical Systems, Inc.(a)	20,589,400
38,458	Installed Building Products, Inc.	6,377,490
1,554	Insulet Corp.(a)	392,059
2,260	Interactive Brokers Group, Inc. - Class A	388,381
64,876	InterDigital, Inc.	13,040,076
5,825	International Paper Co.	266,086
99,488	Interparfums, Inc.	10,864,090
7,930	Invitation Homes, Inc. REIT	271,127
246,000	iRhythm Technologies, Inc.(a)	26,294,940
2,530	Iron Mountain, Inc. REIT	226,865
105,000	J & J Snack Foods Corp.	13,606,950
2,600	Jabil, Inc.	381,056
225,000	JBT Marel Corp.	23,683,500
710,000	JFrog Ltd.(a)	23,976,700
2,365	JM Smucker Co. (The)	274,979
1,105	Jones Lang LaSalle, Inc.(a)	251,288
60,000	Kadant, Inc.	17,700,000
280,237	Keysight Technologies, Inc.(a)	40,746,460
22,940	Kinder Morgan, Inc.	603,322
26,753	Kinsale Capital Group, Inc.	11,644,511

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
UNITED STATES (continued)
77,752	Kirby Corp.(a)	$7,492,960
105,000	Lancaster Colony Corp.	17,091,900
6,010	Lattice Semiconductor Corp.(a)	294,069
1,835	Leidos Holdings, Inc.	270,075
1,745	Lennar Corp. - Class A	189,524
342,775	Liberty Energy, Inc.	3,941,912
412,570	Light & Wonder, Inc.(a)	35,225,227
114,557	Limbach Holdings, Inc.(a)	10,967,687
1,445	Lincoln Electric Holdings, Inc.	254,609
8,910	Lincoln National Corp.	283,962
241,407	Live Nation Entertainment, Inc.(a)	31,974,357
3,555	Loews Corp.	308,681
825,000	Lucky Strike Entertainment Corp.	7,755,000
1,700	M&T Bank Corp.	288,592
1,325	Madison Square Garden Sports Corp. (a)	255,155
464,000	Magnolia Oil & Gas Corp. - Class A	9,525,920
109,908	Manhattan Associates, Inc.(a)	19,496,580
4,030	Masco Corp.	244,258
2,565	MasTec, Inc.(a)	326,576
208,173	Matador Resources Co.	8,231,160
7,640	Match Group, Inc.	226,602
3,590	McCormick & Co, Inc.	275,209
101,122	Medpace Holdings, Inc.(a)	31,185,014
3,805	MetLife, Inc.	286,783
195	Mettler-Toledo International, Inc.(a)	208,761
11,445	MGIC Investment Corp.	285,095
72,475	MKS Instruments, Inc.	5,083,396
155,000	Modine Manufacturing Co.(a)	12,654,200
328,771	MSA Safety, Inc.	51,755,131
247,550	Mueller Industries, Inc.	18,209,778
346,955	Murphy Oil Corp.	7,122,986
34,967	Murphy USA, Inc.	17,433,497
622,016	Nasdaq, Inc.	47,403,839
2,165	NetApp, Inc.	194,309
1,860	Neurocrine Biosciences, Inc.(a)	200,303
10,110	News Corp. - Class A	274,183
8,660	NiSource, Inc.	338,693
3,180	Northern Trust Corp.	298,856
287,835	Novanta, Inc.(a)	34,212,068
3,385	NRG Energy, Inc.	370,928
480,000	Nutanix, Inc. - Class A(a)	32,976,000
30	NVR, Inc.(a)	213,772
2,915	Okta, Inc.(a)	326,946
1,415	Old Dominion Freight Line, Inc.	216,891
698,089	Old National Bancorp	14,373,653
100,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	10,611,000
2,875	Omnicom Group, Inc.	218,960
1,200,000	Onestream, Inc.(a)	25,680,000
44,352	Onto Innovation, Inc.(a)	5,409,613
6,510	Ovintiv, Inc.	218,606
180,095	Palomar Holdings, Inc.(a)	26,117,377
Shares		Value
UNITED STATES (continued)
969,800	Patterson-UTI Energy, Inc.	$5,469,672
2,185	Paychex, Inc.	321,457
1,690	Paycom Software, Inc.	382,599
1,765	Paylocity Holding Corp.(a)	339,056
80,000	Penumbra, Inc.(a)	23,427,200
531,133	Perimeter Solutions, Inc.(a)	5,380,377
865,000	Phreesia, Inc.(a)	21,590,400
108,267	Pinnacle Financial Partners, Inc.	10,852,684
3,250	Pinnacle West Capital Corp.	309,335
160,000	PJT Partners, Inc. - Class A	22,673,600
299,106	Planet Fitness, Inc. - Class A(a)	28,292,437
785	Pool Corp.	230,115
201,401	Prestige Consumer Healthcare, Inc.(a)	16,359,803
3,575	Principal Financial Group, Inc.	265,086
290,000	PROCEPT BioRobotics Corp.(a)	15,654,200
2,415	Prudential Financial, Inc.	248,045
825	Public Storage REIT	247,855
684,695	Pure Storage, Inc. - Class A(a)	31,057,765
182,674	Q2 Holdings, Inc.(a)	14,476,914
2,540	Qorvo, Inc.(a)	182,042
1,005	Quanta Services, Inc.	294,153
1,815	Quest Diagnostics, Inc.	323,469
198,809	RadNet, Inc.(a)	10,413,615
275,000	RB Global, Inc.	27,692,500
122,586	RBC Bearings, Inc.(a)	40,278,082
1,730	Regal Rexnord Corp.	183,103
1,330	Reinsurance Group of America, Inc.	249,122
980	Reliance, Inc.	282,465
215,000	Repligen Corp.(a)	29,667,850
1,220	ResMed, Inc.	288,640
2,350	Revvity, Inc.	219,560
180,000	RLI Corp.	13,321,800
4,430	Robert Half, Inc.	196,249
5,720	Rollins, Inc.	326,784
2,025	Royal Gold, Inc.	369,988
235,000	Rubrik, Inc. - Class A(a)	16,574,550
563,404	Ryan Specialty Holdings, Inc.	36,908,596
140,036	Ryman Hospitality Properties, Inc. REIT	12,316,166
90,310	Saia, Inc.(a)	22,035,640
81,044	SBA Communications Corp. REIT	19,726,110
8,115	Sealed Air Corp.	223,649
250,000	Sensient Technologies Corp.	23,487,500
1,505,000	SentinelOne, Inc. - Class A(a)	27,842,500
405,000	ServisFirst Bancshares, Inc.	28,844,100
115,000	Shake Shack, Inc. - Class A(a)	10,090,100
196,196	Shift4 Payments, Inc. - Class A(a)	16,048,833
780,000	SI-BONE, Inc.(a)	10,647,000
1,665	Simon Property Group, Inc. REIT	262,038
805,000	Simply Good Foods Co. (The)(a)	29,068,550
199,175	Simpson Manufacturing Co., Inc.	30,611,206
365,000	Skyward Specialty Insurance Group, Inc.(a)	19,377,850

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,645	Skyworks Solutions, Inc.	$170,021
13,185	SLM Corp.	381,178
145,638	SouthState Corp.	12,638,466
135,000	SPX Technologies, Inc.(a)	18,110,250
3,850	SS&C Technologies Holdings, Inc.	291,060
360,331	STAG Industrial, Inc. REIT	11,901,733
174,200	Standex International Corp.	24,635,364
2,855	Stanley Black & Decker, Inc.	171,357
3,340	State Street Corp.	294,254
206,972	STERIS Plc	46,514,887
235,000	Stock Yards Bancorp, Inc.	17,105,650
130,001	StoneX Group, Inc.(a)	11,513,494
415,000	Sweetgreen, Inc. - Class A(a)	8,084,200
206,456	Synovus Financial Corp.	8,943,674
400,000	Tandem Diabetes Care, Inc.(a)	6,740,000
1,190	Teleflex, Inc.	163,089
485,000	Tenable Holdings, Inc.(a)	14,826,450
10,115	Teradata Corp.(a)	217,472
254,740	Terreno Realty Corp. REIT	14,349,504
6,040	Tetra Tech, Inc.	188,388
137,946	Texas Capital Bancshares, Inc.(a)	9,401,020
102,498	Texas Roadhouse, Inc.	17,010,568
5,640	The Campbell’s Co.	205,634
358,074	Titan Machinery, Inc.(a)	5,940,448
2,395	TKO Group Holdings, Inc.	390,169
5,240	Tractor Supply Co.	265,249
323,173	Tradeweb Markets, Inc. - Class A	44,694,826
270,726	Transcat, Inc.(a)	21,476,694
4,955	Trimble, Inc.(a)	307,904
19,680	TripAdvisor, Inc.(a)	245,016
490	Tyler Technologies, Inc.(a)	266,217
6,585	UDR, Inc. REIT	275,780
48,992	UFP Technologies, Inc.(a)	10,216,792
378,317	UL Solutions, Inc. - Class A	21,635,949
375	United Rentals, Inc.	236,794
815	United Therapeutics Corp.(a)	247,018
1,230	Universal Health Services, Inc. - Class B	217,796
738,506	US Foods Holding Corp.(a)	48,490,304
1,200,000	Utz Brands, Inc.	15,948,000
401,895	Valvoline, Inc.(a)	13,768,923
2,565	Veralto Corp.	245,984
272,100	Vericel Corp.(a)	10,345,242
1,530	VeriSign, Inc.(a)	431,644
1,065	Verisk Analytics, Inc.	315,698
404,828	Verra Mobility Corp.(a)	8,825,250
537,721	Vertex, Inc. - Class A(a)	21,524,972
24,095	Viatris, Inc.	202,880
2,193,315	ViewRay, Inc.(a)	0
3,330	Vistra Corp.	431,668
434,989	Vontier Corp.	13,837,000
4,885	W R Berkley Corp.	350,206
815	Waters Corp.(a)	283,400
Shares		Value
UNITED STATES (continued)
125,000	Watts Water Technologies, Inc. - Class A	$25,968,750
3,010	Whirlpool Corp.	229,603
10,185	Williams Cos, Inc. (The)	596,535
7,325	WillScot Holdings Corp.	184,004
110,682	Wingstop, Inc.	29,207,873
30,264	Winmark Corp.	10,895,343
360,000	WSFS Financial Corp.	18,558,000
280	WW Grainger, Inc.	286,807
269,247	Wyndham Hotels & Resorts, Inc.	22,966,769
2,075	Xylem, Inc.	250,183
2,910	Yum! Brands, Inc.	437,780
815	Zebra Technologies Corp. - Class A(a)	204,011
		3,376,069,862
Total Common Stocks (Cost $6,532,564,120)		7,368,360,459

RIGHTS/WARRANTS — 0.0%
ITALY — 0.0%
7,980	DiaSorin SpA, Rights, Expire 05/02/25(a)(d)	0

MALAYSIA — 0.0%
1,083,690	Top Glove Corp. Bhd, Warrants, Expire 12/31/30(a)	55,252

UNITED STATES — 0.0%
146,063	Aduro Biotech CVR, Rights, Expire 12/31/49(a)(d)(e)	0
Total Rights/Warrants (Cost $0)		55,252

EXCHANGE-TRADED FUNDS(f) — 7.3%
795,906	SPDR S&P Biotech ETF	66,020,403
102,937	SPDR S&P Oil & Gas Exploration & Production ETF	11,396,155
471,918	SPDR S&P Regional Banking ETF	25,544,921
4,077,204	Utilities Select Sector SPDR Fund	321,691,396
2,846,650	VanEck Junior Gold Miners ETF	174,784,310

Total Exchange-Traded Funds (Cost $504,098,466)		599,437,185

INVESTMENT COMPANY — 0.7%
53,236,656	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(g)	53,236,656
Total Investment Company (Cost $53,236,656)		53,236,656

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
CASH SWEEP — 1.5%
$119,369,261	Citibank - U.S. Dollars on Deposit in Custody Account, 1.10%(g)	$119,369,261
Total Cash Sweep (Cost $119,369,261)		119,369,261

TOTAL INVESTMENTS — 99.7% (Cost $7,209,268,503)		$8,140,458,813
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		21,587,408
NET ASSETS — 100.0%		$8,162,046,221

(a)	Non-income producing security.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,428 which is 0.00% of net assets and the cost is $55,664,138.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	A copy of the underlying funds’ financial statements is available upon request.
(g)	The rate shown represents the current yield as of April 30, 2025.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

35

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments	April 30, 2025
(Unaudited)

Shares		Value
COMMON STOCKS — 95.3%
Banks — 7.1%
21,830	ABN AMRO Bank NV(a)(b)	$452,380
486,278	Banco Bradesco SA - Preference Shares	1,175,605
6,652,810	Banco de Chile	976,608
164,171	Banco de Sabadell SA	479,015
64,422	Banco Santander SA	453,586
2,053,754	Bank Central Asia Tbk PT	1,091,962
124,424	Bank of America Corp.	4,962,029
4,886	Bank of Montreal	468,150
305,088	Barclays Plc	1,215,362
5,246	BNP Paribas SA	444,491
60,141	BPER Banca SpA	488,470
13,962	Cadence Bank	408,528
3,963	Capitec Bank Holdings Ltd.	735,558
71,974	Commerzbank AG	1,904,975
18,421	CVB Financial Corp.	341,525
21,095	DNB Bank ASA	527,335
13,299	Erste Group Bank AG	900,630
169,300	HDFC Bank Ltd.	3,845,473
66,856	HSBC Holdings Plc	745,269
146,113	ING Groep NV	2,837,415
22,302	Iyogin Holdings, Inc.	258,686
46,249	JP Morgan Chase & Co.	11,313,430
488,125	Lloyds Banking Group Plc	479,572
234,238	Mitsubishi UFJ Financial Group, Inc.	2,951,195
163,491	NatWest Group Plc	1,051,621
28,484	Old National Bancorp	586,486
4,417	Pinnacle Financial Partners, Inc.	442,760
11,452	Societe Generale SA	597,096
5,942	SouthState Corp.	515,647
18,545	Swedbank AB - Class A	462,955
8,170	Synovus Financial Corp.	353,924
5,628	Texas Capital Bancshares, Inc.(c)	383,548
17,116	Truist Financial Corp.	656,227
142,014	Unicaja Banco SA(a)(b)	270,686
		44,778,199
Communication Services — 7.6%
6,588	Alphabet, Inc. - Class A	1,046,174
93,654	Alphabet, Inc. - Class C	15,067,992
16,916	Cargurus, Inc.(c)	472,971
20,949	Comcast Corp. - Class A	716,456
2,869	CTS Eventim AG & Co. KGaA	339,939
91,306	Deutsche Telekom AG	3,279,486
286,213	ITV Plc	308,478
9,769	Live Nation Entertainment, Inc.(c)	1,293,904
20,196	Meta Platforms, Inc. - Class A	11,087,604
15,081	Metropole Television SA	236,966
64,155	NetEase, Inc.	1,379,098
1,789	Netflix, Inc.(c)	2,024,647
78,289	Orange SA	1,135,821
27,785	Quebecor, Inc. - Class B	762,243
63,006	Rightmove Plc	622,257
Shares		Value
Communication Services (continued)
4,452	Spotify Technology SA(c)	$2,733,439
723	Swisscom AG	482,157
12,037	Take-Two Interactive Software, Inc.(c)	2,808,473
105,737	Telefonica SA	543,196
25,364	Television Francaise 1 SA	242,365
32,212	Verizon Communications, Inc.	1,419,261
		48,002,927
Consumer Discretionary — 9.7%
7,419	Academy Sports & Outdoors, Inc.	279,548
1,973	Airbnb, Inc. - Class A(c)	240,548
73,915	Alibaba Group Holding Ltd.	1,103,553
87,790	Amazon.com, Inc.(c)	16,190,232
11,343	Avolta AG	516,875
92,808	B&M European Value Retail SA	417,393
509	Booking Holdings, Inc.	2,595,534
5,833	Bright Horizons Family Solutions, Inc. (c)	731,575
4,733	Canadian Tire Corp. Ltd. - Class A	518,000
1,181	Cavco Industries, Inc.(c)	583,237
5,543	Champion Homes, Inc.(c)	479,469
1,471,874	China Meidong Auto Holdings Ltd.	394,066
6,958	Continental AG	543,939
23,315	Dollarama, Inc.	2,876,746
6,374	DoorDash, Inc. - Class A(c)	1,229,481
4,355	Flutter Entertainment Plc(c)	1,049,511
5,454	Genuine Parts Co.	641,118
72,558	Gestamp Automocion SA(a)(b)	216,742
282	Hermes International SCA	775,550
6,615	Hilton Worldwide Holdings, Inc.	1,491,550
4,658	Home Depot, Inc. (The)	1,679,162
10,274	HUGO BOSS AG	428,521
23,651	Inchcape Plc	211,927
30,041	Industria de Diseno Textil SA	1,615,454
1,569	Installed Building Products, Inc.	260,187
144,157	Kingfisher Plc	554,067
8,042	LG Electronics, Inc.	403,673
15,863	Light & Wonder, Inc.(c)	1,354,383
7,222	Lowe’s Cos., Inc.	1,614,550
3	LVMH Moet Hennessy Louis Vuitton SE	1,662
29,101	Mahindra & Mahindra Ltd.	1,008,269
53,509	Mazda Motor Corp.	319,920
4,194	McDonald’s Corp.	1,340,612
77,365	Meituan - B Shares(a)(b)(c)	1,280,966
1,676	MercadoLibre, Inc.(c)	3,906,505
1,433	Murphy USA, Inc.	714,451
7,773	NIKE, Inc. - Class B	438,397
2,440	O’Reilly Automotive, Inc.(c)	3,453,088
3,932	Pandora A/S	585,329
7,123	Planet Fitness, Inc. - Class A(c)	673,765
10,699	Rinnai Corp.	239,641
10,699	Sega Sammy Holdings, Inc.	224,556

36

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Consumer Discretionary (continued)
19,857	Sony Group Corp.	$523,883
46,754	Subaru Corp.	846,618
35,729	Sumitomo Electric Industries Ltd.	574,287
4,182	Texas Roadhouse, Inc.	694,045
21,338	Tokai Rika Co. Ltd.	317,800
36,129	Vistry Group Plc(c)	304,602
31,010	Wesfarmers Ltd.	1,553,484
1,252	Wingstop, Inc.	330,390
1,235	Winmark Corp.	444,612
10,895	Wyndham Hotels & Resorts, Inc.	929,343
		61,702,816
Consumer Staples — 6.9%
26,242	Alimentation Couche-Tard, Inc.	1,369,777
13,694	Associated British Foods Plc	377,477
152,370	AVI Ltd.	741,191
39,626	Bid Corp. Ltd.	995,803
37,898	BJ’s Wholesale Club Holdings, Inc.(c)	4,455,289
23,244	Clicks Group Ltd.	495,109
12,781	Coca-Cola Co. (The)	927,262
7,438	Costco Wholesale Corp.	7,397,091
6,168	Danone SA	530,734
160,582	Fomento Economico Mexicano SAB de CV - Units	1,688,402
5,246	Henkel AG & Co. KGaA - Preference Shares	407,438
1,732	Hershey Co. (The)	289,573
14,872	Intercos SpA	223,856
4,059	Interparfums, Inc.	443,243
53,479	Jeronimo Martins SGPS SA	1,294,318
19,733	Kenvue, Inc.	465,699
29,730	Koninklijke Ahold Delhaize NV	1,220,686
51,029	Leroy Seafood Group ASA	223,666
41,327	Lion Corp.	506,544
24,611	Mowi ASA	451,279
71,385	Orkla ASA	796,118
2,646	PepsiCo, Inc.	358,745
11,359	Philip Morris International, Inc.	1,946,478
5,867	Procter & Gamble Co. (The)	953,798
280,194	Raia Drogasil SA	976,580
241,608	Sonae SGPS SA	306,826
4,621	Target Corp.	446,851
122,109	Tesco Plc	604,318
113,966	Unicharm Corp.	1,058,190
45,994	Unilever Plc	2,928,433
1,595,199	Uni-President China Holdings Ltd.	1,913,897
29,885	US Foods Holding Corp.(c)	1,962,249
941,809	Vitasoy International Holdings Ltd.	1,213,441
42,296	Walmart, Inc.	4,113,286
		44,083,647
Energy — 2.6%
19,153	Aker BP ASA	411,167
7,334	Cactus, Inc. - Class A	278,252
Shares		Value
Energy (continued)
28,261	Chevron Corp.	$3,845,192
28,530	ConocoPhillips	2,542,594
29,427	Eni SpA	421,440
9,892	Exxon Mobil Corp.	1,044,892
62,529	Idemitsu Kosan Co. Ltd.	387,493
32,104	Inpex Corp.	401,605
57,865	Kinder Morgan, Inc.	1,521,850
13,986	Liberty Energy, Inc.	160,839
18,933	Magnolia Oil & Gas Corp. - Class A	388,694
8,494	Matador Resources Co.	335,853
14,157	Murphy Oil Corp.	290,643
19,477	OMV AG	1,007,031
39,572	Patterson-UTI Energy, Inc.	223,186
53,196	Schlumberger NV	1,768,767
20,869	Shell Plc	673,479
25,643	Tenaris SA	427,596
12,128	TotalEnergies SE	690,752
		16,821,325
Financial Services — 8.4%
14,672	3i Group Plc	831,771
781	Adyen NV(a)(b)(c)	1,263,825
9,614	Apollo Global Management, Inc.	1,312,119
8,061	Berkshire Hathaway, Inc. - Class B(c)	4,298,528
6,324	Blackstone, Inc.	832,934
10,233	Block, Inc.(c)	598,323
36,927	Brookfield Corp.	1,981,872
8,665	CME Group, Inc.	2,400,898
4,332	Corpay, Inc.(c)	1,409,503
7,846	Essent Group Ltd.	446,673
6,717	FirstCash Holdings, Inc.	899,809
19,858	Fiserv, Inc.(c)	3,665,191
7,674	Groupe Bruxelles Lambert NV	633,060
3,735	Hamilton Lane, Inc. - Class A	577,020
15,324	IGM Financial, Inc.	486,976
18,334	Intercontinental Exchange, Inc.	3,079,562
51,003	Investor AB - Class B	1,511,141
10,079	KKR & Co., Inc.	1,151,727
14,992	London Stock Exchange Group Plc	2,334,427
5,883	Mastercard, Inc. - Class A	3,224,237
12,479	Morgan Stanley	1,440,326
4,595	MSCI, Inc.	2,504,780
25,171	Nasdaq, Inc.	1,918,282
34,564	OSB Group Plc	219,697
494	Partners Group Holding AG	647,274
4,512	S&P Global, Inc.	2,256,226
7,527	Shift4 Payments, Inc. - Class A(c)	615,709
14,231	Tradeweb Markets, Inc. - Class A	1,968,147
26,100	Visa, Inc. - Class A	9,017,550
		53,527,587
Health Care — 9.3%
10,953	Abbott Laboratories	1,432,105
22,721	AbbVie, Inc.	4,432,867

37

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Health Care (continued)
8,336	Agilent Technologies, Inc.	$896,954
21,017	AstraZeneca Plc	3,011,037
75,248	Avantor, Inc.(c)	977,471
18,760	Boston Scientific Corp.(c)	1,929,841
16,379	Cencora, Inc.	4,793,642
11,451	Chugai Pharmaceutical Co. Ltd.	659,687
14,527	Cooper Cos., Inc. (The)(c)	1,186,420
18,920	Danaher Corp.	3,771,324
10,419	Dexcom, Inc.(c)	743,708
72,908	Dr Reddy’s Laboratories Ltd.	1,023,421
1,282	Elevance Health, Inc.	539,184
2,742	Eli Lilly & Co.	2,464,921
5,393	Ensign Group, Inc. (The)	695,643
12,734	Fresenius SE & Co. KGaA(c)	604,826
20,974	GSK Plc	414,922
9,105	HealthEquity, Inc.(c)	780,481
2,964	IDEXX Laboratories, Inc.(c)	1,282,375
7,165	Intuitive Surgical, Inc.(c)	3,695,707
6,220	iRhythm Technologies, Inc.(c)	664,856
5,749	Johnson & Johnson	898,626
2,121	Lonza Group AG	1,523,958
3,485	McKesson Corp.	2,484,073
4,076	Medpace Holdings, Inc.(c)	1,256,998
9,383	Medtronic Plc	795,303
13,570	Merck & Co., Inc.	1,156,164
8,366	Novartis AG	954,203
8,218	Prestige Consumer Healthcare, Inc.(c)	667,548
8,112	RadNet, Inc.(c)	424,907
8,057	Recordati Industria Chimica e Farmaceutica SpA	475,430
2,687	Repligen Corp.(c)	370,779
3,587	Roche Holding AG	1,172,901
4,815	Sanofi SA	526,722
18,423	Ship Healthcare Holdings, Inc.	267,271
8,375	STERIS Plc	1,882,197
4,536	Straumann Holding AG	553,105
4,000	Thermo Fisher Scientific, Inc.	1,716,000
1,999	UFP Technologies, Inc.(c)	416,871
13,568	UnitedHealth Group, Inc.	5,582,418
		59,126,866
Industrials — 12.3%
2,036	Aena SME SA(a)(b)	511,476
77,226	Amada Co. Ltd.	773,266
5,049	AMETEK, Inc.	856,209
8,136	ANDRITZ AG	584,651
23,422	API Group Corp.(c)	886,054
3,504	Applied Industrial Technologies, Inc.	852,453
27,191	Ashtead Group Plc	1,455,600
1,798	Automatic Data Processing, Inc.	540,479
2,807	Axon Enterprise, Inc.(c)	1,721,533
9,671	AZEK Co., Inc. (The)(c)	479,295
51,123	Balfour Beatty Plc	312,687
Shares		Value
Industrials (continued)
13,771	Booz Allen Hamilton Holding Corp.	$1,652,795
11,937	Bouygues SA	524,695
6,208	Brenntag SE	414,594
42,344	BrightView Holdings, Inc.(c)	580,960
5,552	Builders FirstSource, Inc.(c)	664,186
8,286	BWX Technologies, Inc.	904,168
4,521	Carlisle Cos., Inc.	1,715,629
5,840	Casella Waste Systems, Inc. - Class A(c)	685,908
9,647	CBIZ, Inc.(c)	656,961
14,681	Cie de Saint-Gobain SA	1,596,089
8,108	Clean Harbors, Inc.(c)	1,734,625
652	Comfort Systems USA, Inc.	259,203
6,918	Construction Partners, Inc. - Class A(c)	568,244
26,888	Copart, Inc.(c)	1,640,975
32,240	Core & Main, Inc. - Class A(c)	1,698,403
4,503	Crane Co.	724,893
1,784	Curtiss-Wright Corp.	615,284
6,206	DCC Plc	405,611
2,248	Deere & Co.	1,042,083
10,808	Deutsche Post AG	461,804
59,928	easyJet Plc	397,325
8,115	Eaton Corp. Plc	2,388,813
4,177	Eiffage SA	568,376
5,662	Equifax, Inc.	1,472,856
14,655	ExlService Holdings, Inc.(c)	710,474
9,616	Experian Plc	478,406
16,679	FANUC Corp.	423,307
7,446	Fluor Corp.(c)	259,791
1,678	GE Vernova, Inc.	622,236
19,261	Grafton Group Plc - Units	233,156
18,115	Hitachi Construction Machinery Co. Ltd.	541,365
2,694	HOCHTIEF AG	509,692
5,270	Honeywell International, Inc.	1,109,335
29,501	Howmet Aerospace, Inc.	4,088,249
1,673	Illinois Tool Works, Inc.	401,369
3,838	IMCD NV	510,380
140,653	International Consolidated Airlines Group SA	490,264
12,625	ISS A/S	316,780
13,911	Keller Group Plc	264,896
3,172	Kirby Corp.(c)	305,686
26,743	Komatsu Ltd.	773,396
10,134	L3Harris Technologies, Inc.	2,229,683
4,684	Limbach Holdings, Inc.(c)	448,446
10,699	Makita Corp.	312,882
7,918	Morgan Sindall Group Plc	374,278
3,418	MSA Safety, Inc.	538,062
10,101	Mueller Industries, Inc.	743,030
6,335	Northrop Grumman Corp.	3,081,977
10,880	Pentair Plc	987,142

38

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Industrials (continued)
3,790	Quanta Services, Inc.	$1,109,295
2,146	RBC Bearings, Inc.(c)	705,111
8,015	Recruit Holdings Co. Ltd.	444,154
9,704	RELX Plc	529,597
650	Rheinmetall AG	1,106,984
12,868	ROCKWOOL A/S - Class B	587,426
212,193	Rolls-Royce Holdings Plc	2,147,918
10,432	Ryanair Holdings Plc - ADR	499,275
3,662	Saia, Inc.(c)	893,528
21,923	Sanwa Holdings Corp.	719,572
1,538	Schindler Holding AG	562,516
83,172	SF Holding Co. Ltd. - H Shares(c)	415,316
11,203	SGS SA	1,094,099
2,583	Siemens AG	594,765
10,070	Siemens Energy AG(c)	777,240
2,211	Simpson Manufacturing Co., Inc.	339,809
80,978	Singapore Airlines Ltd.	415,572
21,721	SKF AB - Class B	425,762
3,315	Societe BIC SA	214,486
88,495	Sohgo Security Services Co. Ltd.	699,435
7,788	Tetra Tech, Inc.	242,908
14,610	Titan Machinery, Inc.(c)	242,380
3,906	Transcat, Inc.(c)	309,863
20,681	TransUnion	1,715,696
12,969	UL Solutions, Inc. - Class A	741,697
4,430	Union Pacific Corp.	955,374
1,481	United Rentals, Inc.	935,177
15,825	Valmet Oyj	483,202
16,558	Verra Mobility Corp.(c)	360,964
37,989	Vesuvius Plc	173,518
4,281	Vinci SA	601,340
5,042	Waste Management, Inc.	1,176,601
67,912	WEG SA	538,854
10,994	Westinghouse Air Brake Technologies Corp.	2,031,032
2,630	Wolters Kluwer NV	464,350
		78,357,281
Information Technology — 22.0%
1,821	Alten SA	154,354
97,915	Apple, Inc.	20,806,938
12,247	Applied Materials, Inc.	1,845,745
933	ASM International NV	456,038
5,125	ASML Holding NV	3,430,890
2,912	Atlassian Corp. - Class A(c)	664,839
1,545	Badger Meter, Inc.	341,167
7,112	Bel Fuse, Inc. - Class B	467,756
15,358	Bentley Systems, Inc. - Class B	660,240
43,219	Broadcom, Inc.	8,318,361
3,187	Cadence Design Systems, Inc.(c)	948,897
95,809	CCC Intelligent Solutions Holdings, Inc.(c)	887,191
9,176	CDW Corp.	1,473,299
Shares		Value
Information Technology (continued)
3,616	CGI, Inc.	$383,423
7,335	Check Point Software Technologies Ltd.(c)	1,610,473
5,410	Cloudflare, Inc. - Class A(c)	653,420
556	Constellation Software, Inc.	2,003,774
8,272	Crane NXT Co.	388,122
1,536	Crowdstrike Holdings, Inc. - Class A(c)	658,744
72,784	Delta Electronics, Inc.	762,646
5,032	Descartes Systems Group, Inc. (The)(c)	530,322
8,953	Entegris, Inc.	708,361
4,397	EPAM Systems, Inc.(c)	689,933
7,846	FormFactor, Inc.(c)	220,786
40,676	Fortinet, Inc.(c)	4,220,542
5,632	Gartner, Inc.(c)	2,371,523
3,650	Guidewire Software, Inc.(c)	747,411
4,295	Horiba Ltd.	293,571
10,912	Indra Sistemas SA	347,917
11,556	Infineon Technologies AG	382,770
54,300	Infosys Ltd.	959,912
2,647	InterDigital, Inc.	532,047
6,619	International Business Machines Corp.	1,600,607
14,510	Japan Aviation Electronics Industry Ltd.	232,437
2,649	Keyence Corp.	1,107,525
11,340	Keysight Technologies, Inc.(c)	1,648,836
1,842	KLA Corp.	1,294,355
4,949	Logitech International SA	376,075
4,402	Manhattan Associates, Inc.(c)	780,871
15,485	Marvell Technology, Inc.	903,859
64,186	Microsoft Corp.	25,370,158
2,858	MKS Instruments, Inc.	200,460
10,954	Motorola Solutions, Inc.	4,824,032
3,875	Nemetschek SE	514,928
4,565	Nice Ltd. - ADR(c)	711,478
122,322	Nokia Oyj	611,509
3,176	Novanta, Inc.(c)	377,499
194,551	NVIDIA Corp.	21,190,495
1,753	Onto Innovation, Inc.(c)	213,813
14,398	Oracle Corp.	2,026,087
7,453	Q2 Holdings, Inc.(c)	590,650
6,656	QUALCOMM, Inc.	988,150
3,157	Reply SpA	563,618
13,772	Samsara, Inc. - Class A(c)	546,198
47,060	Samsung Electronics Co. Ltd.	1,836,165
6,757	SAP SE	1,977,021
3,846	ServiceNow, Inc.(c)	3,672,968
7,480	Shopify, Inc. - Class A(c)	710,600
1,073	Sopra Steria Group	220,007
99,026	Taiwan Semiconductor Manufacturing Co. Ltd.	2,805,858
4,142	TE Connectivity Plc	606,306
6,376	Texas Instruments, Inc.	1,020,479

39

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
Information Technology (continued)
15,692	Vertex, Inc. - Class A(c)	$628,151
17,749	Vontier Corp.	564,596
		139,637,203
Insurance — 2.8%
8,210	Ageas SA	514,900
180,940	AIA Group Ltd.	1,355,768
4,212	Allianz SE	1,741,985
5,469	Arthur J Gallagher & Co.	1,753,854
6,418	ASR Nederland NV	404,968
60,999	Aviva Plc	457,029
7,030	Bowhead Specialty Holdings, Inc.(c)	282,536
42,799	Dai-ichi Life Holdings, Inc.	309,028
389	Fairfax Financial Holdings Ltd.	607,315
12,521	Generali	457,614
1,092	Kinsale Capital Group, Inc.	475,304
16,449	Manulife Financial Corp.	504,113
309,728	Mapfre SA	1,102,631
19,165	MetLife, Inc.	1,444,466
6,849	NN Group NV	419,983
2,248	Palomar Holdings, Inc.(c)	326,005
80,551	Poste Italiane SpA(a)(b)	1,634,960
7,680	Prudential Financial, Inc.	788,813
22,799	Ryan Specialty Holdings, Inc.	1,493,563
32,281	Suncorp Group Ltd.	419,785
36,908	Unipol Assicurazioni SpA	662,008
883	Zurich Insurance Group AG	626,286
		17,782,914
Materials — 2.8%
20,974	Acerinox SA	237,033
36,814	BHP Group Ltd.	877,412
22,515	Billerud Aktiebolag	237,579
14,020	Boliden AB(c)	429,573
47,838	Breedon Group Plc	275,223
34,199	Corteva, Inc.	2,119,996
30,179	CRH Plc	2,879,680
5,485	CRH Plc	520,255
22,685	Element Solutions, Inc.	463,001
83,943	Elkem ASA(a)(b)	147,662
26,589	Fortescue Ltd.	274,603
2,193	Hawkins, Inc.	267,064
5,049	Heidelberg Materials AG	1,009,363
4,185	Holcim AG	467,665
25,342	International Paper Co.	1,157,623
34,890	Kansai Paint Co. Ltd.	525,908
21,399	Kuraray Co. Ltd.	249,972
32,104	Nippon Kayaku Co. Ltd.	302,472
31,151	Nitto Denko Corp.	547,535
21,672	Perimeter Solutions, Inc.(c)	219,537
4,760	Sherwin-Williams Co. (The)	1,679,899
3,140	Sika AG	784,710
83,367	SSAB AB - Class A	526,783
15,032	Tokuyama Corp.	306,839
Shares		Value
Materials (continued)
85,614	Toray Industries, Inc.	$546,775
5,268	Vicat SACA	294,973
8,561	voestalpine AG	225,600
		17,574,735
Real Estate — 1.6%
10,852	American Tower Corp. REIT	2,446,149
296,758	CapitaLand Integrated Commercial Trust REIT	488,375
8,702	CBRE Group, Inc. - Class A(c)	1,063,210
4,305	FirstService Corp.	755,657
6,435	Prologis, Inc. REIT	657,657
5,714	Ryman Hospitality Properties, Inc. REIT	502,546
3,231	SBA Communications Corp. REIT	786,426
9,597	Simon Property Group, Inc. REIT	1,510,376
14,702	STAG Industrial, Inc. REIT	485,607
60,578	Sun Hung Kai Properties Ltd.	574,668
10,394	Terreno Realty Corp. REIT	585,494
		9,856,165
Utilities — 2.2%
204,136	A2A SpA	519,173
34,351	AGL Energy Ltd.	234,102
21,260	Ameren Corp.	2,109,842
16,915	American Electric Power Co., Inc.	1,832,571
3,466	American States Water Co.	281,127
5,079	Black Hills Corp.	309,311
11,654	Duke Energy Corp.	1,422,021
32,607	Iberdrola SA	587,769
71,620	NextEra Energy, Inc.	4,789,946
6,953	Rubis SCA	226,325
21,404	Tokyo Gas Co. Ltd.	711,101
8,536	WEC Energy Group, Inc.	934,863
		13,958,151
Total Common Stocks (Cost $602,774,138)		605,209,816

EXCHANGE-TRADED FUNDS(d) — 1.1%
62,458	KraneShares CSI China Internet ETF	2,004,902
32,476	SPDR S&P Biotech ETF	2,693,884
4,165	SPDR S&P Oil & Gas Exploration & Production ETF	461,107
19,176	SPDR S&P Regional Banking ETF	1,037,997
7,723	Utilities Select Sector SPDR Fund	609,345

Total Exchange-Traded Funds (Cost $6,834,725)		6,807,235

40

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 6.0%
38,344,407	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(e)	$38,344,407

Total Investment Company (Cost $38,344,407)		38,344,407

TOTAL INVESTMENTS — 102.4%
(Cost $647,953,270)		$650,361,458
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(15,341,505)
NET ASSETS — 100.0%		$635,019,953

(a)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.

The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Non-income producing security.
(d)	A copy of the underlying funds’ financial statements is available upon request.
(e)	The rate shown represents the current yield as of April 30, 2025.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Market Value	Market Value as a percentage of Net Assets
United States	$421,484,782	66.4%
United Kingdom	25,171,586	4.0
Japan	19,357,916	3.0
Germany	17,000,270	2.7
Canada	13,958,968	2.2
Netherlands	11,460,915	1.8
Switzerland	9,761,824	1.5
France	9,582,804	1.5
India	6,837,075	1.1
China	6,486,896	1.0
Spain	6,365,505	1.0
Sweden	6,327,232	1.0
Italy	5,446,569	0.9
Ireland	5,406,870	0.8
Country:	Market Value	Market Value as a percentage of Net Assets
Australia	$4,024,225	0.6%
Uruguay	3,906,505	0.6
Taiwan	3,568,504	0.5
Hong Kong	3,143,877	0.5
South Africa	2,967,661	0.5
Austria	2,717,912	0.4
Brazil	2,691,039	0.4
Norway	2,557,227	0.4
Israel	2,321,951	0.4
South Korea	2,239,838	0.3
Mexico	1,688,402	0.3
Portugal	1,601,144	0.3
Denmark	1,489,535	0.2
Belgium	1,147,960	0.2
Finland	1,094,711	0.2
Indonesia	1,091,962	0.2
Chile	976,608	0.2
Singapore	903,947	0.1
Luxembourg	427,596	0.1
Other*	29,810,137	4.7
	$635,019,953	100.0%

*	Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

41

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	April 30, 2025
(Unaudited)

Shares		Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600	MetLife, Inc., Series F, 4.75%	$540,408
38,900	Morgan Stanley, Series K, 5.85%	883,030
31,500	Public Storage, Series O, 3.90%	504,315
28,500	US Bancorp, Series L, 3.75%	435,480
122,100	Wells Fargo & Co., Series Z, 4.75%	2,315,016

Total Preferred Stocks (Cost $6,547,571)		4,678,249

EXCHANGE-TRADED FUNDS(a) — 19.2%
UNITED STATES — 19.2%
3,482,215	Invesco Preferred ETF	38,408,832
2,061,297	iShares JP Morgan USD Emerging Markets Bond ETF	185,434,278
1,400,000	iShares MBS ETF	131,306,000
1,115,770	SPDR Bloomberg Convertible Securities ETF	86,505,648

Total Exchange-Traded Funds (Cost $462,233,071)		441,654,758

Principal Amount
CORPORATE BONDS — 5.4%
AUSTRALIA — 0.0%
$425,000	Mineral Resources Ltd., 9.25%, 10/01/28(b)	401,928
CANADA — 0.2%
475,000	Bombardier, Inc., 7.25%, 07/01/31(b)	486,331
100,000	Capstone Copper Corp., 6.75%, 03/31/33(b)	98,256
900,000	ERO Copper Corp., 6.50%, 02/15/30(b)	867,630
550,000	Garda World Security Corp., 7.75%, 02/15/28(b)	567,741
375,000	Garda World Security Corp., 8.25%, 08/01/32(b)	368,397
400,000	Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	406,052
500,000	NOVA Chemicals Corp., 5.00%, 05/01/25(b)	500,000
850,000	Ontario Gaming GTA LP/OTG Co- Issuer, Inc., 8.00%, 08/01/30(b)	817,879
		4,112,286
Principal Amount		Value
CAYMAN ISLANDS — 0.0%
$450,000	Azorra Finance Ltd., 7.75%, 04/15/30(b)	$446,526
631,125	Seagate HDD Cayman, 9.63%, 12/01/32	712,302
		1,158,828
FRANCE — 0.0%
250,000	Iliad Holding SASU, 7.00%, 04/15/32(b)	253,408
IRELAND — 0.1%
450,000	Adient Global Holdings Ltd., 8.25%, 04/15/31(b)	445,475
250,000	Adient Global Holdings Ltd., 7.50%, 02/15/33(b)	236,895
700,000	Cimpress Plc, 7.38%, 09/15/32(b)	638,698
950,000	Perrigo Finance Unlimited Co., Series USD, 6.13%, 09/30/32	943,012
		2,264,080
LUXEMBOURG — 0.0%
500,000	Altice Financing SA, 5.00%, 01/15/28(b)	383,989
525,000	Connect Finco SARL/Connect US Finco LLC, 9.00%, 09/15/29(b)	491,121
		875,110
MALTA — 0.1%
650,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.88%, 05/01/27(b)	631,237
475,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 06/01/28(b)	463,976
525,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.38%, 02/01/30(b)	453,267
		1,548,480
NETHERLANDS — 0.0%
250,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	258,868
260,000	Sigma Holdco BV, 7.88%, 05/15/26(b)	257,414
		516,282

42

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED KINGDOM — 0.1%
$650,000	California Buyer Ltd./Atlantica Sustainable Infrastructure Plc, 6.38%, 02/15/32(b)	$638,592
675,000	Jaguar Land Rover Automotive Plc, 5.50%, 07/15/29(b)	647,012
		1,285,604
UNITED STATES — 4.9%
900,000	Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	852,644
650,000	AdaptHealth LLC, 6.13%, 08/01/28(b)	630,391
650,000	Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(b)	649,508
550,000	Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/31(b)	558,194
925,000	Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	944,759
325,000	Alpha Generation LLC, 6.75%, 10/15/32(b)	331,211
381,965	Ambac Assurance Corp., 5.10%(b)(c)	517,563
650,000	American Airlines, Inc., 8.50%, 05/15/29(b)	662,476
200,000	Amsted Industries, Inc., 6.38%, 03/15/33(b)	200,901
700,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 3 LLC, 7.88%, 11/01/29(b)	683,193
550,000	Apollo Commercial Real Estate Finance, Inc. REIT, 4.63%, 06/15/29(b)	507,972
300,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., 8.25%, 12/31/28(b)	303,083
300,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., 6.63%, 10/15/32(b)	296,853
125,000	Axon Enterprise, Inc., 6.25%, 03/15/33(b)	127,403
630,000	Bank of New York Mellon Corp. (The), Series F, (3 mo. Term SOFR + 3.393%), 4.63%(c)(d)	615,964
450,000	Blackstone Mortgage Trust, Inc. REIT, 7.75%, 12/01/29(b)	467,379
Principal Amount		Value
UNITED STATES (continued)
$425,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	$432,334
325,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	333,247
575,000	Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	606,772
925,000	Boyd Gaming Corp., 4.75%, 06/15/31(b)	862,364
850,000	Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	894,220
750,000	Brink’s Co. (The), 6.75%, 06/15/32(b)	767,690
325,000	Buckeye Partners LP, 4.50%, 03/01/28(b)	313,323
275,000	Buckeye Partners LP, 6.75%, 02/01/30(b)	279,814
575,000	Builders FirstSource, Inc., 4.25%, 02/01/32(b)	517,852
700,000	Burford Capital Global Finance LLC, 6.25%, 04/15/28(b)	694,028
975,000	Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	1,027,206
450,000	Caesars Entertainment, Inc., 7.00%, 02/15/30(b)	460,640
650,000	Caesars Entertainment, Inc., 6.50%, 02/15/32(b)	653,405
166,000	Calpine Corp., 5.13%, 03/15/28(b)	164,424
600,000	Carnival Corp., 5.75%, 03/15/30(b)	595,778
650,000	Carnival Corp., 6.13%, 02/15/33(b)	644,504
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)	978,189
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)	1,160,730
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(b)	451,762
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/33(b)	696,054
350,000	Celanese US Holdings LLC, 6.42%, 07/15/27	352,845

43

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,670,000	Charles Schwab Corp. (The), Series H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%), 4.00%(c)(d)	$1,457,226
400,000	Chart Industries, Inc., 7.50%, 01/01/30(b)	414,995
750,000	CHS/Community Health Systems, Inc., 6.00%, 01/15/29(b)	698,676
650,000	Churchill Downs, Inc., 5.50%, 04/01/27(b)	643,708
325,000	Civitas Resources, Inc., 5.00%, 10/15/26(b)	315,568
325,000	Civitas Resources, Inc., 8.63%, 11/01/30(b)	313,234
125,000	Clarios Global LP/Clarios US Finance Co., 6.75%, 02/15/30(b)	127,163
450,000	Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b)	437,529
425,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/30(b)	425,190
875,000	Cloud Software Group, Inc., 6.50%, 03/31/29(b)	875,314
400,000	Cloud Software Group, Inc., 8.25%, 06/30/32(b)	417,247
450,000	Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)	463,645
1,025,000	Cogent Communications Group LLC, 7.00%, 06/15/27(b)	1,030,016
750,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(b)	751,826
600,000	Crescent Energy Finance LLC, 9.25%, 02/15/28(b)	606,393
800,000	Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/31(b)	855,846
575,000	DaVita, Inc., 6.88%, 09/01/32(b)	580,570
250,000	Dcli Bidco LLC, 7.75%, 11/15/29(b)	232,880
1,325,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)	1,280,578
Principal Amount		Value
UNITED STATES (continued)
$475,000	DISH DBS Corp., 5.13%, 06/01/29	$297,404
850,000	DISH Network Corp., 11.75%, 11/15/27(b)	893,306
600,000	EchoStar Corp., 10.75%, 11/30/29	634,520
500,000	EchoStar Corp.,PIK, 6.75%, 11/30/30	466,036
432,000	Edgewell Personal Care Co., 4.13%, 04/01/29(b)	403,773
275,000	Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	285,927
450,000	Energizer Holdings, Inc., 4.75%, 06/15/28(b)	433,561
684,000	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 04/26/28(b)	706,199
1,000,000	Ford Motor Credit Co. LLC, 5.30%, 09/06/29	964,141
1,050,000	Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	1,073,338
300,000	Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(b)	305,035
700,000	Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32(b)	709,312
175,000	Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(b)	171,155
750,000	Frontier Communications Holdings LLC, 8.63%, 03/15/31(b)	795,383
675,000	GCI LLC, 4.75%, 10/15/28(b)	638,577
125,000	Gen Digital, Inc., 6.25%, 04/01/33(b)	124,663
722,000	Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	686,602
700,000	Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/31	652,101
400,000	Gray Media, Inc., 10.50%, 07/15/29(b)	410,593
750,000	Gray Media, Inc., 5.38%, 11/15/31(b)	447,480
275,000	Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	271,009
450,000	Hanesbrands, Inc., 9.00%, 02/15/31(b)	466,198
600,000	Harvest Midstream I LP, 7.50%, 09/01/28(b)	607,316

44

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$900,000	HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	$924,409
650,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	684,900
250,000	Hess Midstream Operations LP, 5.88%, 03/01/28(b)	250,526
475,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(b)	426,348
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 04/15/29(b)	450,957
600,000	HUB International Ltd., 7.25%, 06/15/30(b)	622,346
575,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	479,445
350,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 06/15/30	330,602
600,000	Insight Enterprises, Inc., 6.63%, 05/15/32(b)	608,702
850,000	Iron Mountain, Inc. REIT, 5.25%, 07/15/30(b)	823,705
250,000	Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/32(b)	245,720
450,000	JELD-WEN, Inc., 4.88%, 12/15/27(b)	415,641
375,000	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	383,625
675,000	Kennedy-Wilson, Inc., 4.75%, 02/01/30	595,215
675,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, 06/15/29(b)	646,120
300,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 7.00%, 07/15/31(b)	308,250
925,000	LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	874,471
300,000	LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	313,767
650,000	Level 3 Financing, Inc., 10.50%, 04/15/29(b)	719,703
Principal Amount		Value
UNITED STATES (continued)
$275,000	LifePoint Health, Inc., 9.88%, 08/15/30(b)	$292,524
700,000	LifePoint Health, Inc., 8.38%, 02/15/32(b)	713,955
550,000	Lightning Power LLC, 7.25%, 08/15/32(b)	569,817
225,000	Long Ridge Energy LLC, 8.75%, 02/15/32(b)	214,247
400,000	Lumen Technologies, Inc., 10.00%, 10/15/32(b)	399,000
650,000	Magnera Corp., 7.25%, 11/15/31(b)	614,660
300,000	Mativ Holdings, Inc., 8.00%, 10/01/29(b)	249,388
850,000	Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(b)	779,888
75,000	Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)	75,198
300,000	Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	296,250
825,000	Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)	787,569
1,050,000	Midcontinent Communications, 8.00%, 08/15/32(b)	1,070,473
1,050,000	Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(b)	1,053,896
450,000	NCL Corp. Ltd., 6.75%, 02/01/32(b)	439,398
350,000	Neptune Bidco US, Inc., 9.29%, 04/15/29(b)	311,500
925,000	New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)	897,923
750,000	Nissan Motor Acceptance Co. LLC, 2.75%, 03/09/28(b)	683,219
325,000	Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)	320,856
150,000	Novelis Corp., 6.88%, 01/30/30(b)	152,161
750,000	Novelis Corp., 3.88%, 08/15/31(b)	647,311
475,000	Olin Corp., 6.63%, 04/01/33(b)	450,705
900,000	Olympus Water US Holding Corp., 9.75%, 11/15/28(b)	937,762
325,000	OneMain Finance Corp., 5.38%, 11/15/29	310,684

45

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$650,000	OneSky Flight LLC, 8.88%, 12/15/29(b)	$656,108
1,075,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)	902,302
350,000	Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	349,118
925,000	Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)	918,568
700,000	Park Intermediate Holdings LLC/ PK Domestic Property LLC/PK Finance Co-Issuer REIT, 5.88%, 10/01/28(b)	683,102
400,000	Patrick Industries, Inc., 6.38%, 11/01/32(b)	388,331
275,000	PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)	286,716
700,000	PennyMac Financial Services, Inc., 6.88%, 02/15/33(b)	699,023
325,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	302,697
400,000	Phinia, Inc., 6.75%, 04/15/29(b)	404,270
725,000	Phinia, Inc., 6.63%, 10/15/32(b)	711,394
500,000	PM General Purchaser LLC, 9.50%, 10/01/28(b)	482,713
875,000	Post Holdings, Inc., 4.63%, 04/15/30(b)	824,779
1,000,000	PRA Group, Inc., 5.00%, 10/01/29(b)	911,106
475,000	Prestige Brands, Inc., 3.75%, 04/01/31(b)	428,831
800,000	Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)	762,705
150,000	Quikrete Holdings, Inc., 6.38%, 03/01/32(b)	150,845
275,000	Quikrete Holdings, Inc., 6.75%, 03/01/33(b)	276,029
554,000	Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)	587,104
525,000	Range Resources Corp., 8.25%, 01/15/29	537,649
650,000	Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	633,974
Principal Amount		Value
UNITED STATES (continued)
$700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/29(b)	$602,225
450,000	RHP Hotel Properties LP/RHP Finance Corp. REIT, 6.50%, 04/01/32(b)	448,498
950,000	Rocket Software, Inc., 9.00%, 11/28/28(b)	978,825
1,050,000	Rocket Software, Inc., 6.50%, 02/15/29(b)	998,727
500,000	Rockies Express Pipeline LLC, 3.60%, 05/15/25(b)	499,441
175,000	Rockies Express Pipeline LLC, 6.75%, 03/15/33(b)	177,806
650,000	Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	613,610
275,000	Royal Caribbean Cruises Ltd., 5.63%, 09/30/31(b)	272,886
300,000	Royal Caribbean Cruises Ltd., 6.25%, 03/15/32(b)	304,496
407,000	Royal Caribbean Cruises Ltd., 6.00%, 02/01/33(b)	408,120
350,000	Saks Global Enterprises LLC, 11.00%, 12/15/29(b)	212,288
275,000	Sealed Air Corp., 7.25%, 02/15/31(b)	286,371
400,000	Service Properties Trust REIT, 5.25%, 02/15/26	395,021
775,000	Service Properties Trust REIT, 5.50%, 12/15/27	738,283
800,000	Service Properties Trust REIT, 4.95%, 10/01/29	627,859
625,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)	633,905
525,000	Sinclair Television Group, Inc., 8.13%, 02/15/33(b)	519,677
675,000	Sirius XM Radio LLC, 4.00%, 07/15/28(b)	634,991
625,000	Six Flags Entertainment Corp., 7.25%, 05/15/31(b)	633,583
125,000	Snap, Inc., 6.88%, 03/01/33(b)	124,842
425,000	Spirit AeroSystems, Inc., 9.38%, 11/30/29(b)	452,277
650,000	SS&C Technologies, Inc., 5.50%, 09/30/27(b)	646,795
800,000	Standard Building Solutions, Inc., 6.50%, 08/15/32(b)	809,963

46

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$800,000	Starwood Property Trust, Inc. REIT, 3.63%, 07/15/26(b)	$780,922
250,000	Starwood Property Trust, Inc. REIT, 7.25%, 04/01/29(b)	259,256
675,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	628,520
1,000,000	TEGNA, Inc., 5.00%, 09/15/29	931,476
675,000	Tenet Healthcare Corp., 4.25%, 06/01/29	642,847
225,000	Terex Corp., 6.25%, 10/15/32(b)	215,335
700,000	TransDigm, Inc., 7.13%, 12/01/31(b)	727,571
475,000	TransDigm, Inc., 6.63%, 03/01/32(b)	486,568
400,000	TransDigm, Inc., 6.00%, 01/15/33(b)	399,171
925,000	TriNet Group, Inc., 7.13%, 08/15/31(b)	941,499
1,650,000	Truist Financial Corp., Series N, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 6.67%(c)(d)	1,620,650
925,000	United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)	895,677
741,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 10.50%, 02/15/28(b)	786,783
600,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 6.50%, 02/15/29(b)	548,898
750,000	Univision Communications, Inc., 8.00%, 08/15/28(b)	728,511
625,000	US Acute Care Solutions LLC, 9.75%, 05/15/29(b)	634,488
950,000	Venture Global LNG, Inc., 8.13%, 06/01/28(b)	943,420
675,000	Venture Global LNG, Inc., 9.50%, 02/01/29(b)	699,457
125,000	Veritiv Operating Co., 10.50%, 11/30/30(b)	130,569
500,000	Viasat, Inc., 5.63%, 09/15/25(b)	499,977
600,000	Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)	608,890
Principal Amount		Value
UNITED STATES (continued)
$325,000	Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	$308,716
325,000	Vistra Operations Co. LLC, 6.88%, 04/15/32(b)	336,628
425,000	VOC Escrow Ltd., 5.00%, 02/15/28(b)	416,836
125,000	Waste Pro USA, Inc., 7.00%, 02/01/33(b)	127,535
450,000	WESCO Distribution, Inc., 6.38%, 03/15/33(b)	455,225
325,000	Williams Scotsman, Inc., 6.63%, 06/15/29(b)	329,349
375,000	Williams Scotsman, Inc., 6.63%, 04/15/30(b)	381,791
1,175,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	1,202,870
400,000	WR Grace Holdings LLC, 5.63%, 08/15/29(b)	354,379
425,000	Xerox Holdings Corp., 5.50%, 08/15/28(b)	272,261
450,000	XHR LP REIT, 6.63%, 05/15/30(b)	443,263
100,000	XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)	100,367
775,000	Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)	713,768
700,000	ZF North America Capital, Inc., 7.13%, 04/14/30(b)	644,004
		112,096,074
Total Corporate Bonds (Cost $125,397,288)		124,512,080

ASSET-BACKED SECURITIES — 15.3%
CAYMAN ISLANDS — 0.6%
Collateralized Loan Obligations — 0.6%
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. Term SOFR + 5.962%), 10.23%, 04/20/31(b)(d)	986,560
17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 7.13%, 04/20/32(b)(d)(e)	3,785,360
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 6.78%, 01/20/31(b)(d)(e)	683,967

47

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$12,131,250	Madison Park Funding XLII Ltd., Series 13A, Class SUB, 2.26%, 11/21/47(b)(d)(e)	$3,311,346
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 7.18%, 07/25/31(b)(d)(e)	291,318
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 7.82%, 10/23/30(b)(d)(e)	698,400
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. Term SOFR + 8.362%), 12.63%, 04/20/31(b)(d)(e)	4,110,928
		13,867,879
UNITED STATES — 14.7%
Other Asset-Backed Securities — 14.7%
2,573,959	510 Loan Acquisition Trust, Series 2020-1, Class A, STEP, 8.11%, 09/25/60(b)	2,535,350
141,911	Aegis Asset-Backed Securities Corp. Mortgage Pass-Through Certificates, Series 2003-3, Class M1, (1 mo. Term SOFR + 1.164%), 5.49%, 01/25/34(d)	141,324
6,331,916	Ajax Mortgage Loan Trust, Series 2023-B, Class A, STEP, 4.25%, 10/25/62(b)	6,194,334
873,700	Ajax Mortgage Loan Trust, Series 2023-B, Class B, STEP, 4.25%, 10/25/62(b)	839,588
1,965,631	Ajax Mortgage Loan Trust, Series 2023-B, Class C, 3.26%, 10/25/62(b)(f)	1,202,914
184,096	Ajax Mortgage Loan Trust, Series 2023-B, Class SA, 1.14%, 10/25/62(b)(f)	169,404
5,000,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. Term SOFR + 2.094%), 6.42%, 05/25/35(d)	4,187,663
1,800,000	AMSR Trust, Series 2023-SFR2, Class F1, 3.95%, 06/17/40(b)	1,660,193
2,230,000	AMSR Trust, Series 2023-SFR2, Class F2, 3.95%, 06/17/40(b)	1,969,804
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,334,442	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.594%), 4.92%, 05/25/35(d)	$5,044,858
4,736,146	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. Term SOFR + 0.804%), 5.13%, 01/25/36(d)	4,731,249
6,035,494	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. Term SOFR + 0.744%), 3.68%, 01/25/36(d)	5,297,154
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(d)	655,509
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.22%, 12/10/25(d)	514,348
6,923,965	Barclays Mortgage Trust, Series 2021- NPL1, Class A, STEP, 5.00%, 11/25/51(b)	6,897,838
1,182,038	Barclays Mortgage Trust, Series 2021- NPL1, Class B, STEP, 4.63%, 11/25/51(b)	1,192,421
2,432,523	Barclays Mortgage Trust, Series 2021- NPL1, Class C, 0.00%, 11/25/51(b)(f)	3,143,189
4,665,205	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. Term SOFR + 1.114%), 5.43%, 05/28/39(b)(d)	3,825,188
658,238	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. Term SOFR + 1.414%), 5.73%, 05/28/39(b)(d)	303,402
496,056	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. Term SOFR + 1.114%), 5.43%, 12/28/40(b)(d)	495,778
1,041,828	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. Term SOFR + 1.044%), 5.36%, 12/28/40(b)(d)	1,002,176

48

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$908,185	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M4, (1 mo. Term SOFR + 1.914%), 4.90%, 05/25/35(d)	$905,225
2,483,026	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. Term SOFR + 1.134%), 5.08%, 12/25/35(d)	2,383,025
2,446,034	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, (1 mo. Term SOFR + 0.394%), 4.72%, 12/25/36(d)	2,403,141
4,650,000	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class M3, (1 mo. Term SOFR + 2.364%), 6.69%, 04/25/36(d)	4,849,880
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. Term SOFR + 0.534%), 4.86%, 12/26/36(d)	4,049,441
7,735,928	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. Term SOFR + 0.614%), 4.94%, 02/25/37(d)	5,806,280
4,368,445	Cascade MH Asset Trust, Series 2019- MH1, Class A, 4.00%, 11/25/44(b)(d)	4,152,259
3,400,000	CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(b)(d)	3,259,761
1,600,000	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 05/25/34(b)(d)	1,506,191
2,500,000	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 05/25/34(b)(d)	2,314,874
2,000,000	CFMT LLC, Series 2024-HB13, Class M4, 3.00%, 05/25/34(b)(d)	1,710,214
6,000,000	CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1 mo. Term SOFR + 2.739%), 7.07%, 10/25/37(b)(d)	5,709,581
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,766,500	CIT Mortgage Loan Trust, Series 2007-1, Class 2M2, (1 mo. Term SOFR + 2.739%), 7.07%, 10/25/37(b)(d)	$3,473,643
2,684,362	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, (1 mo. Term SOFR + 0.314%), 4.64%, 05/25/37(d)	1,718,060
72,131	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, (1 mo. Term SOFR + 0.384%), 4.71%, 05/25/37(d)	46,154
3,156,755	Citigroup Mortgage Loan Trust, Series 2007-AHL3, Class A3B, (1 mo. Term SOFR + 0.284%), 4.61%, 07/25/45(d)	2,140,479
755,605	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(d)	760,578
2,020,741	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(d)	599,012
2,279,716	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(d)	645,674
11,183,346	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(d)	1,597,412
2,726,916	Countrywide Asset-Backed Certificates, Series 2007-QX1, Class A1, (1 mo. Term SOFR + 0.614%), 4.93%, 05/25/37(b)(d)	2,342,746
822,356	Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 1AF4, 6.30%, 12/25/35(d)	796,537
1,783,708	Countrywide Asset-Backed Certificates Trust, Series 2006-13, Class 1AF4, 3.95%, 01/25/37(d)	1,753,221
9,317,615	Countrywide Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. Term SOFR + 0.564%), 4.89%, 03/25/37(d)	9,181,511
6,356,972	Countrywide Asset-Backed Certificates Trust, Series 2006-22, Class M1, (1 mo. Term SOFR + 0.459%), 4.79%, 05/25/47(d)	5,303,161

49

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,144,717	Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class M1, (1 mo. Term SOFR + 0.489%), 4.82%, 06/25/37(d)	$5,174,043
819,998	Countrywide Asset-Backed Certificates Trust, Series 2007-BC2, Class M1, (1 mo. Term SOFR + 0.624%), 4.95%, 06/25/37(d)	383,836
320,622	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. Term SOFR + 0.294%), 4.62%, 05/15/36(d)	316,099
313,409	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. Term SOFR + 0.354%), 4.68%, 02/15/30(b)(d)	300,964
3,014,310	Credit Suisse Mortgage Capital Certificates Trust, Series 2017-2, Class CERT, 0.42%, 02/01/47(b)(f)	2,636,084
1,789,785	Credit-Based Asset Servicing and Securitization LLC, Series 2007- CB6, Class A4, (1 mo. Term SOFR + 0.454%), 4.78%, 07/25/37(b)(d)	1,150,842
4,710,365	First Frankin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. Term SOFR + 0.654%), 4.45%, 03/25/36(d)	4,460,186
1,063,866	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. Term SOFR + 1.914%), 6.24%, 10/25/33(d)	1,038,629
9,145,217	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. Term SOFR + 0.489%), 4.82%, 07/25/36(d)	7,623,654
4,442,689	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. Term SOFR + 0.714%), 5.04%, 01/25/36(d)	3,943,215
3,209,819	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. Term SOFR + 0.414%), 4.74%, 03/25/37(d)	1,488,380
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,710,000	FirstKey Homes Trust, Series 2020- SFR2, Class F1, 3.02%, 10/19/37(b)	$2,664,578
4,000,000	FirstKey Homes Trust, Series 2022- SFR1, Class E1, 5.00%, 05/19/39(b)	3,965,820
4,000,000	FirstKey Homes Trust, Series 2022- SFR1, Class E2, 5.00%, 05/19/39(b)	3,943,262
2,553,000	FirstKey Homes Trust, Series 2022- SFR2, Class E1, 4.50%, 07/17/39(b)	2,482,995
1,438,388	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. Term SOFR + 0.729%), 5.06%, 11/25/35(d)	1,302,015
1,500,000	FRTKL, Series 2021-SFR1, Class F, 3.17%, 09/17/38(b)	1,415,900
266,212	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. Term SOFR + 0.614%), 4.94%, 02/25/36(d)	258,815
4,585,901	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.40%, 06/20/31(d)	1,607,412
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. Term SOFR + 0.814%), 5.14%, 12/25/35(d)	1,076,721
7,820,561	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. Term SOFR + 0.474%), 4.80%, 03/25/36(d)	2,244,877
14,406,146	GSAA Home Equity Trust, Series 2007-9, Class A3A, 7.00%, 10/25/37	5,263,624
330,045	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(d)	118,536
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. Term SOFR + 3.489%), 7.82%, 02/25/47(d)	3,523,222
2,930,126	Home Equity Asset Trust, Series 2007- 1, Class 2A3, (1 mo. Term SOFR + 0.414%), 4.74%, 05/25/37(d)(e)	2,660,082
2,880,252	Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)	2,760,393

50

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,615,787	Home Partners of America Trust, Series 2021-3, Class F, 4.24%, 01/17/41(b)	$3,255,152
4,313,344	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 6.23%, 12/25/36	1,422,599
136,554	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(b)	137,200
102,098	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4, STEP, 6.63%, 07/25/36	26,929
204,106	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2, Class A3, (1 mo. Term SOFR + 0.294%), 4.62%, 07/25/36(d)	85,309
679,050	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(d)	685,368
208,051	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. Term SOFR + 0.204%), 4.53%, 06/25/37(b)(d)	134,787
1,251,369	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. Term SOFR + 2.414%), 6.74%, 12/25/37(d)	1,186,380
3,927,445	Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.474%), 4.80%, 03/25/46(d)	3,008,881
4,768,844	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. Term SOFR + 0.434%), 4.76%, 10/25/36(d)	1,489,165
1,083,132	Mastr Asset Backed Securities Trust, Series 2007-NCW, Class A1, (1 mo. Term SOFR + 0.414%), 4.74%, 05/25/37(b)(d)	954,939
3,644,719	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. Term SOFR + 0.434%), 4.76%, 03/25/36(d)	212,036
1,820,293	MERIT Securities Corp., Series 13, Class M2, STEP, 7.88%, 12/28/33	1,745,124
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,863,528	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. Term SOFR + 0.614%), 4.94%, 10/25/37(d)	$1,006,152
873,088	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. Term SOFR + 0.594%), 4.92%, 06/25/36(d)	433,706
5,591,684	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. Term SOFR + 0.244%), 4.57%, 11/25/36(d)	2,391,411
1,243,581	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. Term SOFR + 3.914%), 8.24%, 02/25/47(b)(d)	1,161,850
3,574,894	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. Term SOFR + 0.654%), 4.98%, 02/25/36(d)	3,313,958
3,893,051	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.51%, 10/25/36	853,989
195,724	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. Term SOFR + 0.414%), 4.74%, 03/25/36(d)	197,211
5,733,185	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. Term SOFR + 0.789%), 5.12%, 12/25/35(d)	4,768,917
6,500,000	New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(b)	6,249,259
5,000,000	New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.00%, 09/04/39(b)	4,786,012
5,000,000	New Residential Mortgage Loan Trust, Series 2022-SFR2, Class F, 4.00%, 09/04/39(b)	4,670,353
377,436	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. Term SOFR + 0.514%), 4.84%, 10/25/36(b)(d)	457,464

51

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$729,325	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	$550,337
9,752,270	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(d)	1,435,489
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(d)	544,293
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(d)	421,541
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(d)	539,638
461,236	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(d)	178,576
3,000,000	Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(b)	2,461,112
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.45%, 07/25/35	2,472,336
4,637,321	PRET LLC, Series 2024-NPL4, Class A1, STEP, 7.00%, 07/25/54(b)	4,641,889
4,762,358	PRET LLC, Series 2024-RN2, Class A1, STEP, 7.12%, 04/25/54(b)	4,790,277
2,597,147	Progress Residential Trust, Series 2021- SFR10, Class F, 4.61%, 12/17/40(b)	2,462,074
2,500,000	Progress Residential Trust, Series 2021- SFR11, Class F, 4.42%, 01/17/39(b)	2,403,111
3,500,000	Progress Residential Trust, Series 2021- SFR8, Class F, 3.18%, 10/17/38(b)	3,411,784
2,400,000	Progress Residential Trust, Series 2021- SFR9, Class F, 4.05%, 11/17/40(b)	2,310,117
4,000,000	Progress Residential Trust, Series 2022- SFR1, Class F, 4.88%, 02/17/41(b)	3,728,944
3,000,000	Progress Residential Trust, Series 2022- SFR1, Class G, 5.52%, 02/17/41(b)	2,795,120
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,548,000	Progress Residential Trust, Series 2022- SFR3, Class E2, 5.60%, 04/17/39(b)	$1,537,416
4,751,000	Progress Residential Trust, Series 2022- SFR4, Class E1, 6.12%, 05/17/41(b)	4,795,744
925,000	Progress Residential Trust, Series 2023- SFR1, Class E1, 6.15%, 03/17/40(b)	933,088
1,144,319	RAAC Trust, Series 2006-SP3, Class M3, (1 mo. Term SOFR + 1.464%), 5.79%, 08/25/36(d)	1,084,114
1,389,866	RCO VII Mortgage LLC, Series 2024- 1, Class A1, STEP, 7.02%, 01/25/29(b)	1,396,702
3,825,000	Residential Asset Securities Corp. Trust, Series 2005-KS10, Class M4, (1 mo. Term SOFR + 0.984%), 5.31%, 11/25/35(d)	3,233,579
1,420,247	Residential Asset Securities Corp. Trust, Series 2006-KS4, Class M2, (1 mo. Term SOFR + 0.404%), 4.88%, 06/25/36(d)	1,390,791
3,500,000	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(b)(d)	3,259,111
3,373,862	RMF Buyout Issuance Trust, Series 2021-HB1, Class M6, 6.00%, 11/25/31(b)(d)	2,889,407
4,213,394	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. Term SOFR + 0.594%), 4.92%, 09/25/36(d)	3,127,795
8,521,709	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. Term SOFR + 0.404%), 4.73%, 01/25/47(d)	8,110,228
5,572,718	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. Term SOFR + 0.654%), 4.98%, 02/25/37(d)	2,294,853
11,889,029	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. Term SOFR + 0.489%), 4.82%, 07/25/36(d)	9,744,434

52

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,524,992	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. Term SOFR + 0.789%), 5.12%, 11/25/35(d)	$3,960,074
4,394,635	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. Term SOFR + 0.864%), 5.19%, 07/25/35(d)	3,002,642
2,497,982	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. Term SOFR + 0.774%), 5.10%, 02/25/37(d)	4,537,187
1,500,000	Tricon Residential Trust, Series 2021- SFR1, Class F, 3.69%, 07/17/38(b)	1,458,118
968,000	Tricon Residential Trust, Series 2021- SFR1, Class G, 4.13%, 07/17/38(b)	942,092
1,600,000	Tricon Residential Trust, Series 2022- SFR1, Class E2, 5.74%, 04/17/39(b)	1,596,260
4,000,000	Tricon Residential Trust, Series 2022- SFR2, Class E, 7.51%, 07/17/40(b)	4,084,980
2,895,846	VOLT CVI LLC, Series 2021-NP12, Class A1, STEP, 5.73%, 12/26/51(b)	2,885,369
3,857,737	Washington Mutual Asset-Backed Certificates Trust, Series 2007- HE1, Class 2A3, (1 mo. Term SOFR + 0.414%), 4.74%, 01/25/37(d)	1,701,903
1,517,002	Washington Mutual Asset-Backed Certificates Trust, Series 2007- HE1, Class 2A4, (1 mo. Term SOFR + 0.574%), 4.90%, 01/25/37(d)	669,748
4,959,489	Washington Mutual Asset-Backed Certificates Trust, Series 2007- HE2, Class 2A3, (1 mo. Term SOFR + 0.364%), 4.69%, 04/25/37(d)	1,771,111
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$7,829,083	Yale Mortgage Loan Trust, Series 2007- 1, Class A, (1 mo. Term SOFR + 0.514%), 4.84%, 06/25/37(b)(d)	$2,405,239
		337,808,702
Total Asset-Backed Securities (Cost $444,578,299)		351,676,581

NON-AGENCY MORTGAGE-BACKED SECURITIES — 22.5%
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.4%
1,579,000	ACRA Trust, Series 2024-NQM1, Class B1, 8.21%, 10/25/64(b)(d)	1,600,024
2,500,000	ACRA Trust, Series 2024-NQM1, Class M1B, 7.19%, 10/25/64(b)(d)	2,516,192
250,122	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 5.02%, 07/25/35(d)	230,770
1,378,526	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.54%, 03/25/37(d)	897,759
1,179	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 2.19%, 12/25/57(b)(d)	407
7,507	Ajax Mortgage Loan Trust, Series 2021, Class F, 0.01%, 06/27/61(b)(g)	7,282
1,260,442	Ajax Mortgage Loan Trust, Series 2021-C, Class B, STEP, 6.72%, 01/25/61(b)	1,241,996
3,027,108	Ajax Mortgage Loan Trust, Series 2021-C, Class C, 1.34%, 01/25/61(b)(f)	3,487,303
5,490,556	Ajax Mortgage Loan Trust, Series 2021-D, Class A, STEP, 5.00%, 03/25/60(b)	5,488,250
2,055,938	Ajax Mortgage Loan Trust, Series 2021-D, Class B, 4.00%, 03/25/60(b)(d)	2,012,549
2,974,279	Ajax Mortgage Loan Trust, Series 2021-D, Class C, 0.00%, 03/25/60(b)(d)	3,479,966
3,041,340	Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 4.02%, 12/25/60(b)(d)	1,684,672

53

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,000,000	Ajax Mortgage Loan Trust, Series 2021-E, Class M1, 2.94%, 12/25/60(b)(d)	$2,844,073
7,008,704	Ajax Mortgage Loan Trust, Series 2021-F, Class A, STEP, 4.88%, 06/25/61(b)	7,001,955
2,095,221	Ajax Mortgage Loan Trust, Series 2021-F, Class B, STEP, 3.75%, 06/25/61(b)	2,065,674
3,151,368	Ajax Mortgage Loan Trust, Series 2021-F, Class C, 0.36%, 06/25/61(b)(f)	2,948,315
5,343,614	Ajax Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 3.50%, 10/25/61(b)	5,161,115
532,000	Ajax Mortgage Loan Trust, Series 2022-A, Class A2, 3.00%, 10/25/61(b)(d)	478,554
914,036	Ajax Mortgage Loan Trust, Series 2022-A, Class A3, 3.00%, 10/25/61(b)(d)	819,225
2,128,000	Ajax Mortgage Loan Trust, Series 2022-A, Class B, 3.00%, 10/25/61(b)	1,614,777
1,044,124	Ajax Mortgage Loan Trust, Series 2022-A, Class C, 3.00%, 10/25/61(b)	1,088,340
999,392	Ajax Mortgage Loan Trust, Series 2022-A, Class M1, 3.00%, 10/25/61(b)	892,477
3,453,061	Ajax Mortgage Loan Trust, Series 2022-A, Class M2, 3.00%, 10/25/61(b)	2,726,049
88,700	Ajax Mortgage Loan Trust, Series 2022-A, Class M3, 3.00%, 10/25/61(b)	69,773
7,627,121	Ajax Mortgage Loan Trust, Series 2022-B, Class A1, STEP, 3.50%, 03/27/62(b)	7,342,084
403,400	Ajax Mortgage Loan Trust, Series 2022-B, Class A2, 3.00%, 03/27/62(b)(d)	362,046
345,800	Ajax Mortgage Loan Trust, Series 2022-B, Class A3, 3.00%, 03/27/62(b)(d)	309,202
1,921,100	Ajax Mortgage Loan Trust, Series 2022-B, Class B, 3.00%, 03/27/62(b)	1,478,517
1,804,989	Ajax Mortgage Loan Trust, Series 2022-B, Class C, 3.00%, 03/27/62(b)	1,378,998

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$259,300	Ajax Mortgage Loan Trust, Series 2022-B, Class M1, 3.00%, 03/27/62(b)	$230,999
1,287,100	Ajax Mortgage Loan Trust, Series 2022-B, Class M2, 3.00%, 03/27/62(b)	1,105,053
8,729,191	Ajax Mortgage Loan Trust, Series 2023-A, Class A1, STEP, 3.50%, 07/25/62(b)	8,245,863
481,800	Ajax Mortgage Loan Trust, Series 2023-A, Class A2, 3.00%, 07/25/62(b)(d)	423,610
273,000	Ajax Mortgage Loan Trust, Series 2023-A, Class A3, 2.50%, 07/25/62(b)(d)	233,287
1,605,800	Ajax Mortgage Loan Trust, Series 2023-A, Class B, 2.50%, 07/25/62(b)(d)	1,178,972
1,192,440	Ajax Mortgage Loan Trust, Series 2023-A, Class C, 2.50%, 07/25/62(b)(d)	1,022,255
827,000	Ajax Mortgage Loan Trust, Series 2023-A, Class M1, 2.50%, 07/25/62(b)(d)	671,249
11,282,557	Ajax Mortgage Loan Trust, Series 2023-C, Class A1, STEP, 3.50%, 05/25/63(b)	10,667,848
782,700	Ajax Mortgage Loan Trust, Series 2023-C, Class A2, 3.00%, 05/25/63(b)(d)	683,227
417,400	Ajax Mortgage Loan Trust, Series 2023-C, Class A3, 2.50%, 05/25/63(b)(d)	351,608
3,611,486	Ajax Mortgage Loan Trust, Series 2023-C, Class C, 2.50%, 05/25/63(b)(d)	2,576,974
365,300	Ajax Mortgage Loan Trust, Series 2023-C, Class M1, 2.50%, 05/25/63(b)(d)	306,268
2,264,500	Ajax Mortgage Loan Trust, Series 2023-C, Class M2, 2.50%, 05/25/63(b)(d)	1,777,554
1,034,708	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 5.53%, 09/25/46(d)	876,167

54

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$765,207	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.75%, 06/25/37	$678,047
3,324,000	Angel Oak Mortgage Trust, Series 2020-R1, Class B2, 4.61%, 04/25/53(b)(d)	2,892,092
13,931,180	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.20%, 07/31/57(b)(d)	5,178,869
3,485,536	Banc of America Alternative Loan Trust, Series 2006-7, Class A4, STEP, 6.50%, 10/25/36	951,648
867,065	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. Term SOFR + 0.514%), 4.84%, 01/25/37(d)	694,533
66,646	Banc of America Funding Corp. Trust, Series 2005-F, Class 6A1, 4.42%, 09/20/35(d)	57,587
248,577	Banc of America Funding Corp. Trust, Series 2006-A, Class 3A2, 4.92%, 02/20/36(d)	216,572
174,768	Banc of America Funding Corp. Trust, Series 2006-E, Class 2A1, 5.98%, 06/20/36(d)	155,495
925,612	Banc of America Funding Corp. Trust, Series 2007-1, Class TA5, STEP, 6.59%, 01/25/37	854,459
4,493,208	Banc of America Funding Corp. Trust, Series 2015-R3, Class 1A2, 4.50%, 03/27/36(b)(d)	3,811,377
224,812	Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 4.88%, 10/25/35(d)	207,629
2,434,302	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A2, STEP, 7.36%, 10/25/63(b)	2,473,973
1,469,875	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A3, STEP, 7.69%, 10/25/63(b)	1,495,184
963,000	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B1, 8.00%, 10/25/63(b)(d)	967,623
810,100	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B2, 8.00%, 10/25/63(b)(d)	804,703
2,216,500	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B3, 8.00%, 10/25/63(b)(d)	2,088,233
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,605,000	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class M1, 8.00%, 10/25/63(b)(d)	$1,641,984
330	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class SA, 0.04%, 10/25/63(b)(d)	325
24,809,757	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class XS, 0.82%, 10/25/63(b)(d)	352,534
2,276,209	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, STEP, 5.90%, 01/25/64(b)	2,286,702
1,550,606	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A2, STEP, 6.11%, 01/25/64(b)	1,556,424
1,184,271	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A3, STEP, 6.31%, 01/25/64(b)	1,189,631
724,200	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B1, 8.09%, 01/25/64(b)(d)	730,117
663,800	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B2, 8.69%, 01/25/64(b)(d)	663,060
1,424,300	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B3, 8.69%, 01/25/64(b)(d)	1,352,302
1,243,200	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class M1, 6.80%, 01/25/64(b)(d)	1,255,089
3,100	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class SA, 0.15%, 01/25/64(b)(d)	2,914
18,233,563	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class XS, 2.45%, 01/25/64(b)(d)	1,068,647
13,678,252	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A1, STEP, 6.04%, 06/25/64(b)	13,784,607
1,078,510	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A2, STEP, 6.30%, 06/25/64(b)	1,088,301
1,881,861	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A3, STEP, 6.50%, 06/25/64(b)	1,897,603
1,028,100	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B1, 7.50%, 06/25/64(b)(d)	1,029,386
941,400	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B2, 8.04%, 06/25/64(b)(d)	929,674

55

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,576,400	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B3, 8.04%, 06/25/64(b)(d)	$2,379,933
1,498,700	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class M1, 6.41%, 06/25/64(b)(d)	1,505,559
2,123	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class SA, 0.09%, 06/25/64(b)(d)	2,051
22,683,223	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class XS, 8.45%, 06/25/64(b)(d)	798,867
1,783,964	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class A2, STEP, 5.10%, 12/26/64(b)	1,773,016
1,998,384	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class A3, STEP, 5.25%, 12/26/64(b)	1,987,943
817,900	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class B1, 6.96%, 12/26/64(b)(d)	806,043
623,800	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class B2, 7.58%, 12/26/64(b)(d)	607,223
1,427,800	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class B3, 7.58%, 12/26/64(b)(d)	1,369,180
1,344,600	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class M1, 6.31%, 12/26/64(b)(d)	1,344,047
2,600	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class SA, 0.18%, 12/26/64(b)(d)	2,415
26,961,985	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class XS, 7.83%, 12/26/64(b)(d)	1,208,873
1,570,205	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A2, STEP, 5.87%, 01/25/65(b)	1,581,526
1,495,433	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A3, STEP, 5.97%, 01/25/65(b)	1,506,178
871,700	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class B1, 6.94%, 01/25/65(b)(d)	856,912
757,900	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class B2, 7.83%, 01/25/65(b)(d)	738,976
1,680,300	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class B3, 7.83%, 01/25/65(b)(d)	1,560,348
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,402,300	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class M1, 6.49%, 01/25/65(b)(d)	$1,422,334
3,404	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class SA, 0.14%, 01/25/65(b)(d)	3,215
24,987,651	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class XS, 7.85%, 01/25/65(b)(d)	1,115,181
2,604	Barclays Mortgage Trust, Series 2021, Class NPL1, 0.01%, 11/27/51(b)(g)	2,526
2,633	Barclays Mortgage Trust, Series 2021, Class RPL1, 0.01%, 02/25/28(b)(g)	2,554
5,395,518	Barclays Mortgage Trust, Series 2022- RPL1, Class A, STEP, 4.25%, 02/25/28(b)	5,277,980
1,187,900	Barclays Mortgage Trust, Series 2022- RPL1, Class B, STEP, 4.25%, 02/25/28(b)	1,145,115
1,995,876	Barclays Mortgage Trust, Series 2022- RPL1, Class C, 10.74%, 02/25/28(b)(f)	446,499
13,185	Barclays Mortgage Trust, Series 2022- RPL1, Class SA, 6.09%, 02/25/28(b)(f)	10,571
1,471,909	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.07%, 12/26/37(b)(d)	1,064,937
472,459	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.52%, 02/25/36(d)	423,703
184,449	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.30%, 05/25/47(d)	162,591
716,316	Bear Stearns ALT-A Trust, Series 2006- 2, Class 11A1, (1 mo. Term SOFR + 0.554%), 4.88%, 04/25/36(d)	618,865
2,169,549	Bear Stearns ALT-A Trust, Series 2006- 6, Class 1A1, (1 mo. Term SOFR + 0.434%), 4.76%, 11/25/36(d)	1,823,144
2,945,307	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A1, (1 mo. Term SOFR + 0.464%), 4.79%, 03/25/36(d)	381,904

56

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,945,307	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A3, (1 mo. Term SOFR + 0.464%), 4.79%, 03/25/36(d)	$381,904
435,209	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. Term SOFR + 0.394%), 4.72%, 08/25/36(d)	427,140
2,501,000	BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, 2.29%, 03/25/60(b)(d)	2,307,981
1,500,000	BRAVO Residential Funding Trust, Series 2024-NQM7, Class B1, 7.33%, 10/27/64(b)(d)	1,485,168
1,500,000	BRAVO Residential Funding Trust, Series 2024-NQM7, Class B2, 7.76%, 10/27/64(b)(d)	1,477,787
786,795	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 06/25/34(b)(d)	741,188
1,530,387	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 06/25/34(b)(d)	1,421,426
2,000,991	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(b)(d)	1,787,437
5,311,839	Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.00%, 03/25/37	2,861,169
3,527,669	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	1,411,524
10,920,792	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37(e)	3,671,929
1,013,096	CHNGE Mortgage Trust, Series 2022- 1, Class A1, 3.01%, 01/25/67(b)(d)	957,794
1,473,149	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	1,370,192
1,744,013	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	1,441,075
5,447	Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%), 6.56%, 10/25/35(d)	1,909
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$43,955	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 4.82%, 06/25/36(d)	$41,846
2,617,474	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(b)	1,251,921
78,871	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 5.93%, 05/25/35(d)	74,017
4,650,000	COLT Mortgage Loan Trust, Series 2021-2, Class B1, 3.18%, 08/25/66(b)(d)	3,313,623
2,354,000	COLT Mortgage Loan Trust, Series 2022-1, Class B1, 4.18%, 12/27/66(b)(d)	2,027,937
1,500,000	COLT Mortgage Loan Trust, Series 2024-INV4, Class B1, 7.23%, 05/25/69(b)(d)	1,487,530
269,909	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	192,083
485,996	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. Term SOFR + 0.714%), 5.04%, 08/25/35(d)	448,997
4,354,166	Countrywide Alternative Loan Trust, Series 2005-42CB, Class A1, (1 mo. Term SOFR + 0.794%), 5.12%, 10/25/35(d)	2,482,191
3,372,394	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A6, (1 mo. Term SOFR + 0.614%), 4.94%, 11/25/35(d)	1,712,435
4,683,373	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. Term SOFR + 5.386%), 1.06%, 11/25/35(d)(e)	461,355
1,388,271	Countrywide Alternative Loan Trust, Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.464%), 4.78%, 11/25/35(d)	1,010,557
67,959	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 4.88%, 12/25/35(d)	66,396
45,505	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 1.000%), 5.57%, 12/25/35(d)	39,684

57

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,698,313	Countrywide Alternative Loan Trust, Series 2005-79CB, Class A1, (1 mo. Term SOFR + 0.664%), 4.99%, 01/25/36(d)	$808,217
640,986	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.564%), 4.89%, 05/25/35(d)	559,633
507,232	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	305,650
2,390,835	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. Term SOFR + 0.464%), 4.79%, 05/25/36(d)	912,434
1,544,006	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	685,508
2,826,465	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	1,149,510
899,144	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. Term SOFR + 0.464%), 4.79%, 08/25/36(d)	355,572
899,144	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. Term SOFR + 7.036%), 2.71%, 08/25/36(d)	171,021
926,891	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	457,411
6,820,510	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A1, 6.00%, 10/25/36	3,536,321
999,450	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. Term SOFR + 0.514%), 4.84%, 03/25/36(d)	334,891
1,776,595	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A5, (1 mo. Term SOFR + 6.986%), 2.66%, 03/25/36(d)	333,760
2,807,375	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	1,187,001
1,034,127	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	515,761
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$748,684	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	$358,929
1,032,165	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	551,504
2,360,126	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	1,261,058
4,498,949	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. Term SOFR + 0.454%), 4.78%, 02/25/37(d)	1,753,776
2,249,474	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. Term SOFR + 6.486%), 2.16%, 02/25/37(d)(e)	378,071
94,763	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	76,844
268,851	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. Term SOFR + 0.514%), 4.84%, 05/25/36(d)	205,758
2,199,685	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	899,310
1,389,444	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (1 mo. Term SOFR + 1.500%), 6.46%, 11/20/46(d)	1,183,708
3,001,474	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 1.730%), 6.30%, 11/25/46(d)	2,402,462
709,562	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. Term SOFR + 0.494%), 4.82%, 11/25/46(d)	644,174
2,119,111	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.304%), 4.62%, 03/20/47(d)	1,767,615
395,367	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. Term SOFR + 0.534%), 4.86%, 05/25/36(d)	362,433

58

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,542,301	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. Term SOFR + 0.474%), 4.80%, 04/25/46(d)	$1,402,481
1,706,380	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	722,764
1,718,741	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	757,568
869,777	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	404,225
3,991,745	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	1,444,940
3,446,098	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	1,534,987
778,713	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	366,183
93,197	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.16%, 11/25/36	149,431
4,054,190	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.840%), 5.41%, 03/25/47(d)	3,352,685
100,669	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. Term SOFR + 0.474%), 4.80%, 04/25/47(d)	9,671
796,262	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. Term SOFR + 0.594%), 4.92%, 08/25/47(d)	688,431
852,542	Countrywide Alternative Resecuritization Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	434,773
1,343,244	Countrywide Alternative Resecuritization Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	613,361
729,870	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- 31, Class 2A3, 4.45%, 01/25/36(d)	635,124
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,864,623	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J2, Class 3A9, (1 mo. Term SOFR + 1.514%), 5.84%, 08/25/35(d)	$2,466,185
109,698	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J3, Class 2A4, 4.50%, 09/25/35	96,121
9,718,097	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA4, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 5.53%, 04/25/46(d)	2,594,615
1,571,376	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA5, Class 3A1, (1 mo. Term SOFR + 0.514%), 4.84%, 04/25/46(d)	1,473,302
1,299,443	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 21, Class 1A1, 6.25%, 02/25/38	575,656
6,444,520	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 4, Class 1A71, 6.00%, 05/25/37	2,792,185
2,291,514	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 8, Class 1A12, 5.88%, 01/25/38	938,039
1,138,040	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- HYB1, Class 3A1, 4.30%, 03/25/37(d)	953,536
5,612,855	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-12, Class 2A1, 6.50%, 01/25/36	2,993,601
997,664	Credit Suisse Mortgage Capital Certificates Trust, Series 2006-9, Class 3A1, 6.00%, 11/25/36	868,109
2,383,175	Credit Suisse Mortgage Capital Certificates Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(d)	566,358

59

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,024,047	Credit Suisse Mortgage Capital Certificates Trust, Series 2009- 12R, Class 3A1, 6.50%, 10/27/37(b)	$2,730,362
1,827,181	Credit Suisse Mortgage Capital Certificates Trust, Series 2014-2R, Class 17A3, 6.37%, 04/27/37(b)(d)	1,632,847
4,504,668	Credit Suisse Mortgage Capital Certificates Trust, Series 2015-4R, Class 1A4, (1 mo. Term SOFR + 0.264%), 3.85%, 10/27/36(b)(d)	3,054,853
2,400,000	Credit Suisse Mortgage Capital Certificates Trust, Series 2020- SPT1, Class B2, 3.39%, 04/25/65(b)(d)	1,999,628
956,275	Credit Suisse Mortgage Capital Certificates Trust, Series 2021- JR1, Class PT2, 3.16%, 07/26/60(b)(d)	355,256
3,289,850	Credit Suisse Mortgage Capital Certificates Trust, Series 2021- NQM2, Class B1, 3.44%, 02/25/66(b)(d)	2,497,677
6,037,122	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. Term SOFR + 1.464%), 5.79%, 11/25/35(d)	1,252,425
1,626,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class B1, 3.10%, 05/25/65(b)(d)	1,445,366
3,314,000	Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.27%, 01/25/67(b)(d)	2,607,784
3,126,725	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(b)(d)	1,654,912
2,797,000	Ellington Financial Mortgage Trust, Series 2021-1, Class B1, 3.14%, 02/25/66(b)(d)	1,982,821
2,901,568	Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(b)(d)	2,846,868
2,000,000	GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(b)(d)	1,862,843
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,437,000	GCAT Trust, Series 2021-NQM7, Class B1, 4.50%, 08/25/66(b)(d)	$2,924,705
397,708	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.85%, 11/19/35(d)	305,212
2,537,774	GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, (1 mo. Term SOFR + 0.514%), 4.84%, 06/25/34(b)(d)	2,249,234
2,416,257	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. Term SOFR + 0.464%), 4.79%, 01/25/35(b)(d)	2,085,406
3,295,989	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, (1 mo. Term SOFR + 0.464%), 4.79%, 09/25/35(b)(d)	2,804,640
908,499	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. Term SOFR + 0.464%), 4.79%, 01/25/36(b)(d)	727,311
3,726,451	GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1 mo. Term SOFR + 0.254%), 3.62%, 04/26/37(b)(d)	2,104,862
140,363	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 6.94%, 01/25/35(d)	134,526
2,485,561	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	641,383
22,753	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.68%, 01/25/36(d)	27,192
457,230	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	292,454
7,535,680	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.92%, 06/25/47(d)	4,412,380
1,266,551	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. Term SOFR + 0.614%), 4.68%, 07/19/47(d)	1,158,237
131,003	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 4.63%, 04/25/37(d)	120,036
723,242	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A4, 6.00%, 07/25/37	496,401

60

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,196,156	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.41%, 07/25/47(d)	$13,265
1,242,942	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. Term SOFR + 0.654%), 4.98%, 06/25/37(d)	1,527,709
2,347,420	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX5, Class 2A2, (1 mo. Term SOFR + 0.594%), 4.92%, 08/25/37(d)	2,087,848
662,957	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 3.19%, 10/25/37(d)	435,998
6,171,634	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	1,661,825
7,682	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 4.95%, 10/26/48(b)(d)	7,725
1,128,235	JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.60%, 05/25/50(b)(d)	629,812
85,686,345	JP Morgan Mortgage Trust, Series 2021-INV5, Class A2X, 0.50%, 12/25/51(b)(d)	2,446,731
5,040,331	JP Morgan Mortgage Trust, Series 2021-INV5, Class A5X, 0.50%, 12/25/51(b)(d)	143,924
90,726,676	JP Morgan Mortgage Trust, Series 2021-INV5, Class AX1, 0.19%, 12/25/51(b)(d)	985,410
1,221,753	JP Morgan Mortgage Trust, Series 2021-INV5, Class B4, 3.19%, 12/25/51(b)(d)	1,000,130
427,639	JP Morgan Mortgage Trust, Series 2021-INV5, Class B5, 3.19%, 12/25/51(b)(d)	325,264
1,465,787	JP Morgan Mortgage Trust, Series 2021-INV5, Class B6, 3.08%, 12/25/51(b)(d)	703,150
28,584,761	JP Morgan Mortgage Trust, Series 2021-INV7, Class A2X, 0.50%, 02/25/52(b)(d)	807,105
16,455,954	JP Morgan Mortgage Trust, Series 2021-INV7, Class A3X, 0.50%, 02/25/52(b)(d)	306,846
7,872,776	JP Morgan Mortgage Trust, Series 2021-INV7, Class A4X, 0.50%, 02/25/52(b)(d)	336,941
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,112,610	JP Morgan Mortgage Trust, Series 2021-INV7, Class A5X, 0.50%, 02/25/52(b)(d)	$87,886
56,026,183	JP Morgan Mortgage Trust, Series 2021-INV7, Class AX1, 0.27%, 02/25/52(b)(d)	881,611
3,613,591	JP Morgan Mortgage Trust, Series 2021-INV7, Class B1, 3.27%, 02/25/52(b)(d)	3,070,972
848,058	JP Morgan Mortgage Trust, Series 2021-INV7, Class B2, 3.27%, 02/25/52(b)(d)	712,973
1,179,838	JP Morgan Mortgage Trust, Series 2021-INV7, Class B3, 3.27%, 02/25/52(b)(d)	981,558
626,871	JP Morgan Mortgage Trust, Series 2021-INV7, Class B4, 3.27%, 02/25/52(b)(d)	506,692
258,052	JP Morgan Mortgage Trust, Series 2021-INV7, Class B5, 3.27%, 02/25/52(b)(d)	196,409
844,652	JP Morgan Mortgage Trust, Series 2021-INV7, Class B6, 3.14%, 02/25/52(b)(d)	396,507
3,471,913	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 8.33%, 02/25/59(b)(f)	677,673
4,058,860	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(d)	3,470,984
21,429,135	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IM1, (1 mo. Term SOFR + 0.684%), 5.01%, 01/25/47(d)	643
4,163,747	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	694,660
2,124,778	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(b)	1,476,403
937,965	MASTR Resecuritization Trust, Series 2008-3, Class A1, 6.37%, 08/25/37(b)(d)	292,048
3,429,185	MCM Trust, Series 2021-VFN1, 2.50%, 09/25/31(b)(e)(g)	3,295,159
4,258,367	MCM Trust, Series 2021-VFN1, Class CERT, 3.00%, 09/25/31(b)(e)(g)	2,737,874

61

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,338,327	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. Term SOFR + 0.534%), 4.86%, 04/25/37(d)	$1,081,865
488,283	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.86%, 05/25/36(d)	315,523
330,578	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	117,826
1,859,425	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 7.14%, 05/26/37(b)	2,159,413
2,157,823	Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. Term SOFR + 0.274%), 4.75%, 12/26/46(b)(d)	1,954,475
533,019	MortgageIT Trust, Series 2004-1, Class B1, (1 mo. Term SOFR + 1.914%), 6.24%, 11/25/34(d)	488,679
1,389,000	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class B2, 4.52%, 01/26/60(b)(d)	1,174,264
3,732,355	NYMT Trust, Series 2024-RR1, Class A, STEP, 7.38%, 05/25/64(b)	3,697,252
1,862,977	Prime Mortgage Trust, Series 2006- DR1, Class 2A1, 5.50%, 05/25/35(b)	1,733,454
1,005,811	Prime Mortgage Trust, Series 2006- DR1, Class 2A2, 6.00%, 05/25/35(b)	856,208
2,554,037	PRPM LLC, Series 2020-4, Class A1, STEP, 6.61%, 10/25/25(b)	2,552,530
279,554	Reperforming Loan REMIC Trust, Series 2006-R2, Class AF1, (1 mo. Term SOFR + 0.534%), 4.86%, 07/25/36(b)(d)	260,559
4,961,233	Residential Accredit Loans, Inc., Series 2005-QA10, Class A21, 5.00%, 09/25/35(d)	1,919,197
1,188,987	Residential Accredit Loans, Inc., Series 2005-QA12, Class NB4, 5.52%, 12/25/35(d)	1,021,303
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$460,192	Residential Accredit Loans, Inc., Series 2006-QO5, Class 2A1, (1 mo. Term SOFR + 0.494%), 4.82%, 05/25/46(d)	$414,128
363,792	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	313,339
2,376,358	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. Term SOFR + 0.664%), 4.99%, 01/25/37(d)	1,735,736
642,804	Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A5, (1 mo. Term SOFR + 0.364%), 4.69%, 07/25/36(d)	104,021
1,518,922	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA3, Class 1A, 4.53%, 08/25/35(d)	618,049
1,706,591	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA4, Class 2A1, 5.55%, 09/25/35(d)	967,946
5,283,303	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA2, Class 2A1, 5.69%, 08/25/36(d)	3,674,159
71,054	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA3, Class 2A1, 6.26%, 09/25/36(d)	36,764
2,150,000	Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.67%, 01/26/60(b)(d)	1,970,906
3,750,000	Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(b)(d)	3,621,640
2,814,000	Residential Mortgage Loan Trust, Series 2021-1R, Class B1, 3.42%, 01/25/65(b)(d)	2,450,323
5,000,000	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, STEP, 7.50%, 02/25/30(b)	5,007,195
3,000,000	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, STEP, 7.76%, 04/25/30(b)	3,011,448
100,000	SG Residential Mortgage Trust, Series 2019-3, Class B1, 4.08%, 09/25/59(b)(d)	95,225

62

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$175,000	SG Residential Mortgage Trust, Series 2020-2, Class B1, 4.25%, 05/25/65(b)(d)	$156,126
257,000	SG Residential Mortgage Trust, Series 2020-2, Class M1, 3.19%, 05/25/65(b)(d)	227,210
2,425,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/50(b)(d)	2,153,395
924,752	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 4.89%, 05/25/35(d)	742,552
1,520,067	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.12%, 04/25/36(d)	781,400
387,102	Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 4A1, (1 mo. Term SOFR + 0.474%), 4.80%, 06/25/36(d)	378,839
2,890,322	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. Term SOFR + 0.554%), 4.88%, 05/25/46(d)	975,126
943,656	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. Term SOFR + 0.474%), 4.80%, 09/25/47(d)	847,361
1,884,878	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. Term SOFR + 0.464%), 4.79%, 06/25/35(b)(d)	1,593,307
13,255,645	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(b)	7,186,350
254,988	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 6.24%, 04/25/37(d)	122,598
127,032	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 6.82%, 04/25/37(d)	48,738
3,750,000	TRK Trust, Series 2021-INV1, Class B1, 3.29%, 07/25/56(b)(d)	2,902,829
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,000,000	TRK Trust, Series 2022-INV1, Class B1, 4.00%, 02/25/57(b)(d)	$3,076,380
2,788,293	TVC Holdings Plc, Series 2021-1, Class A, 2.38%, 02/01/51(b)(e)(g)	2,558,438
1,322,747	TVC Holdings Plc, Series 2021-1, Class CERT, 0.50%, 02/01/51(b)(e)(f)(g)	1,138,231
3,463,000	Verus Securitization Trust, Series 2019- INV3, Class M1, 3.28%, 11/25/59(b)(d)	3,402,468
3,162,000	Verus Securitization Trust, Series 2021- 1, Class B1, 2.98%, 01/25/66(b)(d)	2,371,212
5,000,000	Verus Securitization Trust, Series 2022- 1, Class B1, 4.01%, 01/25/67(b)(d)	3,694,731
1,500,000	Verus Securitization Trust, Series 2023- 2, Class B1, 7.50%, 03/25/68(b)(d)	1,495,114
2,680,000	Verus Securitization Trust, Series 2023- INV1, Class M1, 7.50%, 02/25/68(b)(d)	2,698,295
1,000,000	Verus Securitization Trust, Series 2024- 2, Class B2, 8.67%, 02/25/69(b)(d)	993,960
2,000,000	Visio Trust, Series 2022-1, Class B1, 6.01%, 08/25/57(b)(d)	1,937,139
2,000,000	Vista Point Securitization Trust, Series 2020-2, Class B1, 4.90%, 04/25/65(b)(d)	1,952,130
3,300,000	Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 04/25/65(b)(d)	3,126,694
24,458,200	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.35%, 02/25/38(b)(d)	5,280,963
1,012,818	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-10, Class 1CB, 6.50%, 11/25/35	699,593
559,577	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	525,213
1,082,210	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-11, Class A1, 5.75%, 01/25/36	907,069

63

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,200,299	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-11, Class A7, 5.75%, 01/25/36	$1,842,957
1,333,665	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-9, Class 5A3, (1 mo. Term SOFR + 1.464%), 5.79%, 11/25/35(d)	1,031,548
3,258,602	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	2,565,526
1,865,979	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-2, Class 2CB, 6.50%, 03/25/36	1,261,361
3,594,986	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.72%, 07/25/36	788,371
1,043,787	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 5.53%, 08/25/46(d)	561,621
3,441,696	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2007-5, Class A6, 6.00%, 06/25/37	3,129,484
600,957	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2007-HY7, Class 2A2, 4.15%, 07/25/37(d)	523,534
5,249,933	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2007-OA4, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 5.37%, 05/25/47(d)	4,191,917
1,992,294	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2007-OA5, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 5.37%, 06/25/47(d)	1,608,478
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$412,366	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. Term SOFR + 0.434%), 4.76%, 03/25/37(d)	$336,743
3,445,133	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. Term SOFR + 6.566%), 2.24%, 03/25/37(d)(e)	388,929
730,051	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. Term SOFR + 0.654%), 4.98%, 03/25/37(d)	579,015
656,405	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. Term SOFR + 0.604%), 4.93%, 03/25/37(d)	520,680
880,339	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 5.57%, 03/25/38(d)	726,367
1,577,897	Western Alliance Bank, Series 2021- CL2, Class M1, (SOFR 30A + 3.150%), 7.50%, 07/25/59(b)(d)	1,635,104
2,220,246	Western Alliance Bank, Series 2021- CL2, Class M2, (SOFR 30A + 3.700%), 8.05%, 07/25/59(b)(d)	2,304,931
		468,846,479
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
562,385	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. Term SOFR + 0.819%), 5.15%, 01/25/36(b)(d)	528,014
479,765	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. Term SOFR + 0.864%), 5.19%, 01/25/36(b)(d)	447,137
693,630	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. Term SOFR + 1.419%), 5.75%, 07/25/36(b)(d)	653,785
5,291,772	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. Term SOFR + 2.364%), 6.69%, 10/25/37(b)(d)	2,951,044
5,957,050	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. Term SOFR + 1.614%), 5.94%, 12/25/37(b)(d)	5,189,422

64

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$639,944	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 6.26%, 07/25/39(b)	$591,867
108,444	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1 mo. Term SOFR + 0.514%), 4.84%, 06/25/37(b)(d)	107,597
3,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. Term SOFR + 0.714%), 5.04%, 06/25/37(b)(d)	2,564,394
3,600,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1 mo. Term SOFR + 2.114%), 6.44%, 10/25/37(b)(d)	3,055,827
324,287	Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.26%, 04/25/48(b)	286,573
1,044,577	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(b)(d)	920,802
391,185	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(b)(d)	339,617
755,129	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M6, 7.05%, 10/26/48(b)(d)	628,052
898,414	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(b)(d)	812,004
1,021,234	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(b)(d)	900,681
1,232,405	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(b)(d)	1,042,215
890,301	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(b)(d)	755,745
208,331	Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5, 4.93%, 07/25/49(b)(d)	167,881
754,457	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 02/25/50(b)(d)	535,163
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,620,122	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 02/25/50(b)(d)	$1,223,256
1,625,034	Velocity Commercial Capital Loan Trust, Series 2021-1, Class M5, 3.97%, 05/25/51(b)(d)	1,176,237
1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M5, 4.01%, 08/25/51(b)(d)	930,509
1,142,369	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M6, 4.92%, 08/25/51(b)(d)	821,124
1,863,704	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M7, 6.54%, 08/25/51(b)(d)	1,320,141
3,737,913	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M5, 4.33%, 10/25/51(b)(d)	3,034,873
2,296,430	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M7, 6.54%, 10/25/51(b)(d)	1,598,648
1,819,170	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M5, 5.68%, 12/26/51(b)(d)	1,515,413
2,944,910	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M6, 7.06%, 12/26/51(b)(d)	2,240,265
3,877,229	Velocity Commercial Capital Loan Trust, Series 2022-1, Class M4, 5.20%, 02/25/52(b)(d)	2,937,993
3,493,034	Velocity Commercial Capital Loan Trust, Series 2023-2, Class M2, 8.00%, 05/25/53(b)(d)	3,508,568
2,978,295	Velocity Commercial Capital Loan Trust, Series 2023-4, Class M2, 9.08%, 11/25/53(b)(d)	3,030,825
771,725	Velocity Commercial Capital Loan Trust, Series 2023-4, Class M4, 10.72%, 11/25/53(b)(d)	739,089
		46,554,761
Total Non-Agency Mortgage-Backed Securities (Cost $596,011,438)		515,401,240

65

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
$10,438,174	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 11.20%, 07/25/56(b)(f)	$1,443,168
15,278,698	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.40%, 07/25/56(b)(d)	1,726,883
4,604,505	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.32%, 11/25/57(d)	1,679,516
2,582,143	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 2.15%, 08/25/57(b)(d)	877,879
29,416	Freddie Mac STACR Securitized Participation Interests Trust, Series 2018-SPI2, Class M2, 3.85%, 05/25/48(b)(d)	28,332
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,915,933)		5,755,778

U.S. GOVERNMENT SECURITIES — 32.0%
U.S. Treasury Bonds — 25.5%
41,315,000	3.63%, 08/15/43	35,885,951
42,400,000	3.63%, 02/15/44	36,671,031
48,055,000	3.38%, 05/15/44	39,930,702
47,350,000	3.13%, 08/15/44	37,700,588
47,550,000	3.00%, 02/15/47	36,056,273
52,750,000	2.75%, 08/15/47	37,994,424
66,000,000	3.00%, 08/15/48	49,309,219
46,350,000	3.38%, 11/15/48	37,023,873
47,000,000	3.00%, 02/15/49	34,980,117
47,300,000	2.88%, 05/15/49	34,283,262
81,560,000	1.25%, 05/15/50	39,674,480
103,400,000	1.63%, 11/15/50	55,121,086
82,250,000	2.38%, 05/15/51	52,729,961
78,500,000	3.00%, 08/15/52	57,390,859
		584,751,826
U.S. Treasury Notes — 6.5%
74,000,000	4.50%, 11/15/25	74,125,742
74,000,000	4.13%, 01/31/27	74,575,235
		148,700,977
Total U.S. Government Securities (Cost $1,021,459,478)		733,452,803
Principal Amount		Value
CASH SWEEP — 4.6%
UNITED STATES — 4.6%
$105,417,029	Citibank - U.S. Dollars on Deposit in Custody Account, 1.10%(h)	$105,417,029

Total Cash Sweep (Cost $105,417,029)		105,417,029

TOTAL INVESTMENTS — 99.4% (Cost $2,768,560,107)		$2,282,548,518
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		12,874,011
NET ASSETS — 100.0%		$2,295,422,529

(a)	A copy of the underlying funds’ financial statements is available upon request.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $666,293,147, which is 29.03% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c)	Perpetual security with no stated maturity date.
(d)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	Zero coupon security. The rate represents the yield at time of purchase.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $9,742,064 which is 0.42% of net assets and the cost is $10,915,666.
(h)	The rate shown represents the current yield as of April 30, 2025.

66

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Total Return Swap Agreements outstanding at April 30, 2025:

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation
Total Return Swap Agreements
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,171.29 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	11/19/2025	$100,000	$1,331,310	$–	$1,331,310
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,182.05 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	12/11/2025	75,000	694,112	–	694,112
Total Return Swap Agreements						$2,025,422

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor’s Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2025
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 27.0%
Banks — 7.1%
$2,300,000	Banco Santander SA, 5.59%, 08/08/28	$2,371,996
5,032,000	Bank of America Corp., (SOFR RATE + 0.960%), 1.73%, 07/22/27(a)	4,864,921
5,000,000	Bank of America Corp., (SOFR RATE + 1.650%), 5.47%, 01/23/35(a)	5,071,565
2,479,000	Bank of New York Mellon Corp. (The) MTN, (SOFR RATE + 1.418%), 4.29%, 06/13/33(a)	2,383,982
4,600,000	Barclays Plc, (SOFR RATE + 1.880%), 6.50%, 09/13/27(a)	4,703,598
2,000,000	BNP Paribas SA, (SOFR RATE + 1.450%), 4.79%, 05/09/29(a)(b)	1,998,485
6,000,000	Citigroup, Inc., (SOFR RATE + 1.939%), 3.79%, 03/17/33(a)	5,515,033
5,980,000	Fifth Third Bancorp, (SOFR RATE + 2.340%), 6.34%, 07/27/29(a)	6,270,830
5,000,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 1.135%), 4.69%, 10/23/30(a)	4,987,783
5,000,000	Huntington Bancshares, Inc., (SOFR RATE + 1.276%), 5.27%, 01/15/31(a)	5,037,559
5,000,000	ING Groep NV, (SOFR Index + 1.230%), 5.07%, 03/25/31(a)	5,039,563
6,565,000	JP Morgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(a)	6,124,374
3,099,000	JP Morgan Chase & Co., (3 mo. Term SOFR + 1.522%), 4.20%, 07/23/29(a)	3,073,393
4,600,000	JP Morgan Chase & Co., (SOFR RATE + 2.080%), 4.91%, 07/25/33(a)	4,576,249
3,135,000	KeyCorp GMTN, (SOFR Index + 1.227%), 5.12%, 04/04/31(a)	3,130,282
Principal Amount		Value
Banks (continued)
$4,600,000	Mitsubishi UFJ Financial Group, Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.750%), 1.54%, 07/20/27(a)	$4,442,416
6,000,000	Morgan Stanley, (SOFR RATE + 1.730%), 5.47%, 01/18/35(a)	6,060,964
5,000,000	PNC Financial Services Group, Inc. (The), (SOFR RATE + 1.072%), 5.22%, 01/29/31(a)	5,112,250
4,989,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/26	4,892,359
5,520,000	Toronto-Dominion Bank (The) GMTN, 5.53%, 07/17/26	5,594,650
5,431,000	Truist Financial Corp. MTN, (SOFR RATE + 2.050%), 6.05%, 06/08/27(a)	5,519,987
3,000,000	UBS AG, (SOFR RATE + 0.720%), 4.86%, 01/10/28(a)	3,020,478
5,000,000	UBS Group AG, (SOFR RATE + 3.730%), 4.19%, 04/01/31(a)(b)	4,848,800
		104,641,517
Consumer Discretionary — 1.2%
5,736,000	General Motors Financial Co., Inc., 2.70%, 06/10/31	4,909,184
3,229,000	Southwest Airlines Co., 5.13%, 06/15/27	3,237,776
3,997,000	Toyota Motor Credit Corp. GMTN, 5.25%, 09/11/28	4,122,061
5,520,000	Warnermedia Holdings, Inc., 3.76%, 03/15/27	5,371,773
		17,640,794
Consumer Staples — 1.1%
5,000,000	Diageo Capital Plc, 5.63%, 10/05/33	5,194,910
5,000,000	Mars, Inc., 4.80%, 03/01/30(b)	5,061,035
5,635,000	Target Corp., 5.00%, 04/15/35	5,574,778
		15,830,723
Energy — 1.8%
3,174,000	BP Capital Markets America, Inc., 4.81%, 02/13/33	3,115,140

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Energy (continued)
$5,000,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	$4,778,723
5,122,000	Energy Transfer LP, 4.95%, 06/15/28	5,168,417
4,823,000	Pioneer Natural Resources Co., 2.15%, 01/15/31	4,232,138
4,913,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	4,955,655
4,600,000	Williams Cos., Inc. (The), 3.75%, 06/15/27	4,531,310
		26,781,383
Financial Services — 3.5%
2,852,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	2,912,337
2,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 09/10/29	2,927,812
4,600,000	Air Lease Corp., 5.85%, 12/15/27	4,739,541
2,738,000	American Express Co., (SOFR RATE + 1.330%), 6.34%, 10/30/26(a)	2,762,423
4,600,000	Athene Global Funding, 1.73%, 10/02/26(b)	4,420,729
4,642,000	Capital One Financial Corp., (SOFR RATE + 2.080%), 5.47%, 02/01/29(a)	4,734,317
2,903,000	Capital One Financial Corp., (SOFR RATE + 2.640%), 6.31%, 06/08/29(a)	3,024,937
2,291,000	Charles Schwab Corp. (The), 2.45%, 03/03/27	2,221,938
2,976,000	Charles Schwab Corp. (The), 2.00%, 03/20/28	2,802,460
4,600,000	Corebridge Financial, Inc., 5.75%, 01/15/34	4,688,489
5,000,000	Marsh & McLennan Cos., Inc., 4.65%, 03/15/30	5,042,256
5,000,000	Metropolitan Life Global Funding I, 5.40%, 09/12/28(b)	5,178,482
6,941,000	PayPal Holdings, Inc., 2.85%, 10/01/29	6,526,785
		51,982,506
Health Care — 3.1%
4,600,000	AbbVie, Inc., 3.20%, 11/21/29	4,384,621
Principal Amount		Value
Health Care (continued)
$2,610,000	Elevance Health, Inc., 5.38%, 06/15/34	$2,643,247
1,750,000	Eli Lilly & Co., 4.75%, 02/12/30	1,794,174
4,600,000	Haleon US Capital LLC, 3.38%, 03/24/27	4,529,474
3,038,000	HCA, Inc., 5.38%, 09/01/26	3,055,061
5,520,000	Kenvue, Inc., 4.90%, 03/22/33	5,586,931
5,490,000	Laboratory Corp. of America Holdings, 4.55%, 04/01/32	5,357,522
4,600,000	Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	4,542,504
5,000,000	Stryker Corp., 5.20%, 02/10/35	5,039,057
5,645,000	UnitedHealth Group, Inc., 4.90%, 04/15/31	5,745,265
3,272,000	Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	3,356,287
		46,034,143
Industrials — 1.7%
5,520,000	BAE Systems Plc, 5.13%, 03/26/29(b)	5,636,037
5,000,000	General Dynamics Corp., 4.95%, 08/15/35	5,016,548
1,365,000	John Deere Capital Corp. MTN, 4.95%, 07/14/28	1,401,165
6,216,000	L3Harris Technologies, Inc., 5.25%, 06/01/31	6,363,152
3,000,000	Ryder System, Inc., 5.00%, 03/15/30	3,025,422
4,600,000	Waste Connections, Inc., 5.00%, 03/01/34	4,615,182
		26,057,506
Information Technology — 2.2%
5,000,000	Broadcom, Inc., 5.05%, 07/12/29	5,097,890
4,585,000	Fiserv, Inc., 3.50%, 07/01/29	4,369,884
2,176,000	Fiserv, Inc., 5.35%, 03/15/31	2,228,126
5,421,000	KLA Corp., 4.70%, 02/01/34	5,323,029
5,000,000	Leidos, Inc., 5.40%, 03/15/32	5,036,617
5,000,000	Microchip Technology, Inc., 4.90%, 03/15/28	5,011,095

69

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Information Technology (continued)
$6,116,000	Texas Instruments, Inc., 1.75%, 05/04/30	$5,411,045
		32,477,686
Materials — 1.2%
5,520,000	BHP Billiton Finance USA Ltd., 5.10%, 09/08/28	5,662,679
4,965,000	CRH SMW Finance DAC, 5.13%, 01/09/30	5,060,598
4,499,000	Glencore Funding LLC, 5.34%, 04/04/27(b)	4,561,380
2,000,000	Vulcan Materials Co., 4.95%, 12/01/29	2,020,701
		17,305,358
Real Estate — 1.1%
5,000,000	American Tower Corp. REIT, 5.00%, 01/31/30	5,079,397
5,000,000	Brixmor Operating Partnership LP REIT, 3.90%, 03/15/27	4,932,982
6,070,000	Public Storage Operating Co. REIT, 1.85%, 05/01/28	5,678,190
		15,690,569
Telecommunication Services — 0.3%
4,600,000	Cisco Systems, Inc., 4.95%, 02/26/31	4,732,760
Utilities — 2.7%
4,600,000	DTE Energy Co., 4.95%, 07/01/27	4,647,369
1,555,000	Duke Energy Corp., 2.65%, 09/01/26	1,518,970
3,000,000	Florida Power & Light Co., 5.30%, 06/15/34	3,076,710
5,235,000	Georgia Power Co., 4.55%, 03/15/30	5,267,791
4,600,000	National Rural Utilities Cooperative Finance Corp. MTN, 5.05%, 09/15/28	4,705,406
4,750,000	NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/30	4,825,109
4,723,000	Public Service Enterprise Group, Inc., 5.88%, 10/15/28	4,933,166
3,024,466	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	2,713,253
5,161,000	Southern California Edison Co., 5.65%, 10/01/28	5,303,191
Principal Amount		Value
Utilities (continued)
$3,520,000	Xcel Energy, Inc., 4.75%, 03/21/28	$3,548,190
		40,539,155
Total Corporate Bonds (Cost $397,933,260)		399,714,100

ASSET-BACKED SECURITIES — 7.6%
BERMUDA — 0.3%
Collateralized Loan Obligations — 0.3%
5,000,000	Trinitas CLO XXIII Ltd., Series 2023-23A, Class A, (3 mo. Term SOFR + 1.800%), 6.07%, 10/20/36(a)(b)	5,010,024
CAYMAN ISLANDS — 2.2%
Collateralized Loan Obligations — 2.2%
3,500,000	AGL CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. Term SOFR + 1.762%), 6.02%, 04/15/34(a)(b)	3,491,599
4,500,000	Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR, (3 mo. Term SOFR + 1.962%), 6.22%, 10/15/34(a)(b)	4,491,900
2,000,000	Flatiron CLO 19 Ltd., Series 2019-1A, Class BR2, (3 mo. Term SOFR + 1.500%), 5.81%, 11/16/34(a)(b)	1,997,800
3,500,000	Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR, (3 mo. Term SOFR + 1.950%), 6.22%, 04/20/35(a)(b)	3,497,551
1,500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. Term SOFR + 1.662%), 5.93%, 03/20/30(a)(b)	1,491,900
4,500,000	Octagon 55 Ltd., Series 2021-1A, Class B, (3 mo. Term SOFR + 1.912%), 6.18%, 07/20/34(a)(b)	4,490,550
4,500,000	Palmer Square CLO Ltd., Series 2022- 1A, Class B, (3 mo. Term SOFR + 1.800%), 6.07%, 04/20/35(a)(b)	4,495,050
4,250,000	Regatta XXI Funding Ltd., Series 2021-3A, Class BR, (3 mo. Term SOFR + 1.750%), 6.01%, 10/15/37(a)(b)	4,222,800

70

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$5,000,000	RRX 7 Ltd., Series 2022-7A, Class A2, (3 mo. Term SOFR + 2.000%), 6.26%, 07/15/35(a)(b)	$5,007,999
		33,187,149
JERSEY CHANNEL ISLANDS — 0.5%
Collateralized Loan Obligations — 0.5%
2,750,000	Golub Capital Partners CLO Ltd., Series 2024-74A, Class A, (3 mo. Term SOFR + 1.500%), 5.78%, 07/25/37(a)(b)	2,753,857
4,000,000	OCP Aegis CLO Ltd., Series 2023-29A, Class BR, (3 mo. Term SOFR + 1.550%), 5.82%, 01/20/36(a)(b)	3,977,599
		6,731,456
UNITED STATES — 4.6%
Other Asset-Backed Securities — 4.6%
1,726,376	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 07/21/31(b)	1,741,352
3,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.12%, 04/20/27(b)	3,030,450
3,850,000	Bank of America Auto Trust, Series 2023-2A, Class A3, 5.74%, 06/15/28(b)	3,896,250
2,250,000	BMW Vehicle Owner Trust, Series 2025-A, Class A4, 4.66%, 12/27/32	2,280,813
1,000,000	BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28(b)	1,010,677
199,741	Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.77%, 09/15/26	198,941
252,625	CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 02/16/27	251,759
2,799,068	CarMax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 08/16/27	2,808,197
2,250,000	CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	2,286,556
2,000,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/29	2,016,165
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,500,000	CNH Equipment Trust, Series 2021- C, Class A4, 1.16%, 10/16/28	$1,462,811
1,500,000	CNH Equipment Trust, Series 2024- B, Class A3, 5.19%, 09/17/29	1,523,280
3,138,748	Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 03/15/27	3,157,574
1,175,969	Enterprise Fleet Financing LLC, Series 2024-1, Class A2, 5.23%, 03/20/30(b)	1,185,122
826,831	Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(b)	830,931
4,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(b)	3,934,506
2,000,000	Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/27	2,006,717
3,000,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, 09/21/29	3,030,046
1,000,000	HPEFS Equipment Trust, Series 2024- 2A, Class A3, 5.36%, 10/20/31(b)	1,009,537
2,600,000	John Deere Owner Trust, Series 2024- B, Class A3, 5.20%, 03/15/29	2,650,059
3,000,000	Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/28(b)	3,028,207
932,789	Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 04/15/27(b)	937,500
3,750,000	M&T Equipment Notes, Series 2024- 1A, Class A3, 4.76%, 08/18/31(b)	3,768,052
995,838	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 07/15/69(b)	909,630
1,643,387	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69(b)	1,476,533
3,700,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, 02/15/29(b)	3,735,306
71

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,250,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 01/16/29	$1,254,787
800,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/29(b)	809,752
129,547	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(b)	128,749
413,124	Sofi Professional Loan Program Trust, Series 2021-A, Class AFX, 1.03%, 08/17/43(b)	361,530
395,354	Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/26(b)	396,083
1,500,000	T-Mobile US Trust, Series 2025-1A, Class A, 4.74%, 11/20/29(b)	1,518,354
3,000,000	Verizon Master Trust, Series 2025-1, Class A, 4.71%, 01/21/31	3,044,873
2,500,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, 06/21/39(b)	2,514,816
3,500,000	Wheels Fleet Lease Funding 1 LLC, Series 2025-1A, Class A1, 4.57%, 01/18/40(b)	3,508,794
		67,704,709
Total Asset-Backed Securities (Cost $112,592,152)		112,633,338

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
386,387	JP Morgan Tax-Exempt Pass-Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	358,811
Total Non-Agency Mortgage-Backed Securities (Cost $390,225)		358,811
Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 0.4%
Federal Farm Credit Banks Funding Corp. — 0.4%
$5,000,000	5.65%, 07/25/33	$5,002,835

Total U.S. Government Agencies (Cost $5,000,000)		5,002,835

U.S. GOVERNMENT SECURITIES — 63.4%
U.S. Treasury Bills — 0.8%
11,937,000	4.08%, 03/19/26(c)	11,536,660
U.S. Treasury Bonds — 2.8%
8,358,000	2.88%, 05/15/52	5,954,422
9,247,000	4.13%, 08/15/53	8,380,816
28,899,000	4.50%, 11/15/54	27,973,329
		42,308,567
U.S. Treasury Inflation Indexed Notes — 2.5%
37,562,425	1.25%, 04/15/28(d)	37,735,882
U.S. Treasury Notes — 57.3%
29,600,000	4.13%, 02/28/27	29,849,750
29,809,000	3.88%, 03/15/28	30,053,527
128,032,000	4.13%, 07/31/28	130,042,502
135,559,000	3.63%, 08/31/29	135,262,465
47,419,000	4.00%, 03/31/30	48,008,033
132,502,000	4.13%, 08/31/30	134,748,322
79,692,000	3.75%, 08/31/31	79,069,406
76,195,000	4.38%, 01/31/32	78,224,882
79,384,000	4.00%, 02/15/34	78,776,216
106,976,000	3.88%, 08/15/34	104,786,335
		848,821,438
Total U.S. Government Securities (Cost $927,274,080)		940,402,547

Shares
INVESTMENT COMPANY — 1.4%
20,741,443	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(e)	20,741,443
Total Investment Company (Cost $20,741,443)		20,741,443

TOTAL INVESTMENTS — 99.8% (Cost $1,463,931,160)		$1,478,853,074
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,664,180
NET ASSETS — 100.0%		$1,482,517,254

72

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

(a)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Zero coupon security. The rate represents the yield at time of purchase.
(d)	Inflation protected security.
(e)	The rate shown represents the current yield as of April 30, 2025.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

73

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments	April 30, 2025
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 34.2%
Banks — 10.2%
$247,000	Bank of America Corp., (SOFR RATE + 1.630%), 5.20%, 04/25/29(a)	$252,301
102,000	Bank of Montreal, Series H, MTN, 4.70%, 09/14/27	102,902
137,000	Bank of New York Mellon Corp. (The), (SOFR RATE + 1.026%), 4.95%, 04/26/27(a)	137,753
500,000	Barclays Plc, (SOFR RATE + 0.960%), 5.09%, 02/25/29(a)	503,645
500,000	BNP Paribas SA, (SOFR RATE + 1.450%), 4.79%, 05/09/29(a)(b)	499,621
400,000	Citibank NA, 4.93%, 08/06/26	403,104
672,000	Citigroup, Inc., (3 mo. Term SOFR + 1.652%), 3.67%, 07/24/28(a)	659,537
500,000	Fifth Third Bancorp, (SOFR RATE + 2.340%), 6.34%, 07/27/29(a)	524,317
640,000	Goldman Sachs Bank USA, (SOFR RATE + 0.750%), 5.41%, 05/21/27(a)	645,995
999,000	JP Morgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(a)	931,950
657,000	Morgan Stanley, (SOFR RATE + 1.295%), 5.05%, 01/28/27(a)	659,490
800,000	PNC Bank NA, (SOFR RATE + 0.504%), 4.78%, 01/15/27(a)	800,450
500,000	Royal Bank of Canada GMTN, (SOFR Index + 0.810%), 4.72%, 03/27/28(a)	503,066
952,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/26	933,559
87,000	Toronto-Dominion Bank (The) GMTN, 5.53%, 07/17/26	88,176
850,000	UBS AG, (SOFR RATE + 0.720%), 4.86%, 01/10/28(a)	855,802
Principal Amount		Value
Banks (continued)
$650,000	US Bank NA, (SOFR RATE + 0.690%), 4.51%, 10/22/27(a)	$650,349
420,000	Wells Fargo & Co. GMTN, (SOFR RATE + 1.070%), 5.71%, 04/22/28(a)	429,318
		9,581,335
Consumer Discretionary — 2.4%
92,000	American Honda Finance Corp. GMTN, (SOFR RATE + 0.770%), 5.14%, 03/12/27(a)	91,814
87,000	Clorox Co. (The), 3.90%, 05/15/28	86,103
877,000	General Motors Financial Co., Inc., 5.40%, 05/08/27	885,903
400,000	Marriott International, Inc., 5.55%, 10/15/28	413,268
218,000	Southwest Airlines Co., 5.13%, 06/15/27	218,592
400,000	Toyota Motor Credit Corp. GMTN, 4.55%, 08/07/26	401,582
190,000	Warnermedia Holdings, Inc., 3.76%, 03/15/27	184,898
		2,282,160
Consumer Staples — 0.6%
102,000	Constellation Brands, Inc., 5.00%, 02/02/26	101,978
117,000	Keurig Dr Pepper, Inc., (SOFR Index + 0.880%), 5.25%, 03/15/27(a)	117,294
250,000	Mars, Inc., 4.45%, 03/01/27(b)	251,509
112,000	Sysco Corp., 3.75%, 10/01/25	111,552
		582,333
Energy — 1.7%
114,000	BP Capital Markets America, Inc., 3.94%, 09/21/28	112,605
113,000	Enbridge, Inc., 6.00%, 11/15/28	118,250
627,000	Energy Transfer LP, 4.95%, 06/15/28	632,682
575,000	Pioneer Natural Resources Co., 1.90%, 08/15/30	504,877
237,000	Williams Cos., Inc. (The), 5.40%, 03/02/26	238,289
		1,606,703

74

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Financial Services — 5.5%
$950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	$970,098
500,000	Air Lease Corp., 3.38%, 07/01/25	498,740
247,000	Air Lease Corp., 5.85%, 12/15/27	254,493
152,000	American Express Co., (SOFR RATE + 1.000%), 5.10%, 02/16/28(a)	153,926
500,000	Arthur J Gallagher & Co., 4.60%, 12/15/27	503,886
641,000	Capital One Financial Corp., (SOFR RATE + 2.080%), 5.47%, 02/01/29(a)	653,748
151,000	Corebridge Financial, Inc., 3.65%, 04/05/27	148,778
500,000	Corebridge Global Funding, 4.90%, 01/07/28(b)	506,647
400,000	New York Life Global Funding MTN, 3.90%, 10/01/27(b)	397,478
1,000,000	PayPal Holdings, Inc., 4.45%, 03/06/28	1,011,063
		5,098,857
Health Care — 1.4%
87,000	Cigna Group (The), 4.50%, 02/25/26	86,918
259,000	CVS Health Corp., 1.30%, 08/21/27	240,809
667,000	HCA, Inc., 5.38%, 09/01/26	670,746
87,000	Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	87,677
92,000	Zimmer Biomet Holdings, Inc., 3.05%, 01/15/26	90,972
87,000	Zoetis, Inc., 5.40%, 11/14/25	87,316
		1,264,438
Industrials — 2.8%
400,000	Caterpillar Financial Services Corp., 4.40%, 10/15/27	402,846
627,000	L3Harris Technologies, Inc., 5.40%, 01/15/27	636,945
87,000	Ryder System, Inc. MTN, 5.30%, 03/15/27	88,247
1,000,000	Uber Technologies, Inc., 4.50%, 08/15/29(b)	984,706
Principal Amount		Value
Industrials (continued)
$500,000	Union Pacific Corp., 3.95%, 09/10/28	$497,590
		2,610,334
Information Technology — 4.0%
1,000,000	Advanced Micro Devices, Inc., 4.21%, 09/24/26	1,004,191
900,000	Broadcom, Inc., 5.05%, 07/12/27	914,299
102,000	Fiserv, Inc., 5.15%, 03/15/27	103,199
1,000,000	Microchip Technology, Inc., 4.90%, 03/15/28	1,002,219
750,000	Oracle Corp., 1.65%, 03/25/26	730,904
		3,754,812
Materials — 0.4%
170,000	Glencore Funding LLC, 5.34%, 04/04/27(b)	172,357
200,000	Owens Corning, 5.50%, 06/15/27	203,998
		376,355
Real Estate — 1.6%
800,000	Brixmor Operating Partnership LP REIT, 3.90%, 03/15/27	789,277
750,000	Equinix, Inc. REIT, 1.00%, 09/15/25	739,465
		1,528,742
Telecommunication Services — 0.2%
174,000	T-Mobile USA, Inc., 3.75%, 04/15/27	172,115
Utilities — 3.4%
900,000	DTE Energy Co., 4.95%, 07/01/27	909,268
1,000,000	Duke Energy Progress LLC, 4.35%, 03/06/27	1,007,665
117,000	National Rural Utilities Cooperative Finance Corp. MTN, 5.05%, 09/15/28	119,681
750,000	NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/25	749,282
87,000	NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/26	87,184
217,000	Public Service Enterprise Group, Inc., 5.88%, 10/15/28	226,656

75

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Utilities (continued)
$97,000	Southern Co. (The), 4.85%, 06/15/28	$98,612
		3,198,348
Total Corporate Bonds (Cost $31,838,934)		32,056,532

ASSET-BACKED SECURITIES — 8.3%
BERMUDA — 0.3%
Collateralized Loan Obligations — 0.3%
250,000	Rad CLO 25 Ltd., Series 2024-25A, Class A1, (3 mo. Term SOFR + 1.460%), 5.73%, 07/20/37(a)(b)	250,216
CAYMAN ISLANDS — 0.4%
Collateralized Loan Obligations — 0.4%
400,000	Palmer Square CLO Ltd., Series 2024-3A, Class A, (3 mo. Term SOFR + 1.350%), 5.62%, 07/20/37(a)(b)	400,000
JERSEY CHANNEL ISLANDS — 0.3%
Collateralized Loan Obligations — 0.3%
250,000	Golub Capital Partners CLO Ltd., Series 2024-74A, Class A, (3 mo. Term SOFR + 1.500%), 5.78%, 07/25/37(a)(b)	250,351
UNITED STATES — 7.3%
Other Asset-Backed Securities — 7.3%
500,000	BMW Vehicle Owner Trust, Series 2025-A, Class A4, 4.66%, 12/27/32	506,847
118,138	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, 12/15/26(b)	118,378
500,000	Carmax Auto Owner Trust, Series 2025-1, Class A3, 4.84%, 01/15/30	506,297
130,378	CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75%, 10/15/27	130,416
500,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/29	504,041
138,404	CNH Equipment Trust, Series 2024- B, Class A2A, 5.42%, 10/15/27	138,714
206,708	Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(b)	207,733
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$500,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, 09/21/29	$505,008
110,309	Hyundai Auto Receivables Trust, Series 2022-C, Class A3, 5.39%, 06/15/27	110,683
500,000	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.54%, 10/16/28	506,596
300,000	John Deere Owner Trust, Series 2024- B, Class A3, 5.20%, 03/15/29	305,776
750,000	Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/28(b)	757,052
233,197	Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 04/15/27(b)	234,375
400,000	M&T Equipment Notes, Series 2024- 1A, Class A2, 4.99%, 08/18/31(b)	400,892
250,000	PFS Financing Corp., Series 2022-D, Class A, 4.27%, 08/15/27(b)	249,648
200,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/29(b)	202,438
500,000	T-Mobile US Trust, Series 2025-1A, Class A, 4.74%, 11/20/29(b)	506,118
500,000	Verizon Master Trust, Series 2025-1, Class A, 4.71%, 01/21/31	507,479
500,000	Wheels Fleet Lease Funding 1 LLC, Series 2025-1A, Class A1, 4.57%, 01/18/40(b)	501,256
		6,899,747
Total Asset-Backed Securities (Cost $7,745,067)		7,800,314

U.S. GOVERNMENT SECURITIES — 55.9%
U.S. Treasury Bills — 2.5%
800,000	4.25%, 05/08/25(c)	799,346
584,000	4.38%, 08/07/25(c)	577,352
1,000,000	4.12%, 10/30/25(c)	979,601
		2,356,299
U.S. Treasury Notes — 53.4%
1,131,000	5.00%, 08/31/25	1,133,165
1,197,000	4.50%, 11/15/25	1,199,034

76

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Treasury Notes (continued)
$2,830,000	4.25%, 01/31/26	$2,834,378
2,769,000	3.63%, 05/15/26	2,761,710
3,569,000	4.38%, 08/15/26	3,595,210
3,201,000	4.63%, 11/15/26	3,244,013
2,883,000	4.00%, 01/15/27	2,898,766
2,800,000	4.13%, 02/28/27	2,823,625
2,547,000	4.50%, 05/15/27	2,590,777
2,309,000	4.38%, 07/15/27	2,346,341
2,345,000	4.13%, 09/30/27	2,374,954
2,388,000	3.88%, 11/30/27	2,404,324
2,800,000	4.25%, 01/15/28	2,846,922
2,463,000	4.00%, 02/29/28	2,489,554
1,000,000	3.75%, 04/15/28	1,004,609
2,508,000	4.00%, 06/30/28	2,538,664
2,748,000	4.38%, 08/31/28	2,812,514
2,687,000	4.00%, 01/31/29	2,719,748
2,586,000	4.00%, 07/31/29	2,618,426
1,710,000	4.13%, 11/30/29	1,741,060
1,050,000	4.25%, 01/31/30	1,074,486
		50,052,280
Total U.S. Government Securities (Cost $51,839,042)		52,408,579

Shares
INVESTMENT COMPANY — 0.6%
519,451	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(d)	519,451
Total Investment Company (Cost $519,451)		519,451

TOTAL INVESTMENTS — 99.0%
(Cost $91,942,494)		$92,784,876
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		945,513
NET ASSETS — 100.0%		$93,730,389

(a)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Zero coupon security. The rate represents the yield at time of purchase.
(d)	The rate shown represents the current yield as of April 30, 2025.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2025
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.0%
Alabama — 0.0%
$1,495,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	$1,497,421
Arizona — 1.2%
5,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/32	5,570,598
5,000,000	City of Phoenix Civic Improvement Corp. Current Refunding Revenue Bonds, 5.00%, 07/01/29	5,257,591
2,005,000	City of Phoenix School Improvements GO, Series B, 4.41%, 07/01/28	2,034,640
3,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/33	4,042,373
5,850,000	Salt River Project Agricultural Improvement & Power District Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/35	6,680,330
7,180,000	Salt River Project Agricultural Improvement & Power District Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/36	8,149,329
7,100,000	Salt River Project Agricultural Improvement & Power District Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/37	7,998,499
6,810,000	Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series A, 5.00%, 01/01/43	7,192,107
5,250,000	Town of Gilbert Public Improvements GO, 5.00%, 07/15/25	5,267,701
		52,193,168
California — 6.1%
2,500,000	California State Public Works Board Public Facilities Revenue Bonds, Series A, 5.00%, 04/01/33	2,803,304
Principal Amount		Value
California (continued)
$4,735,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, 5.00%, 05/15/32	$5,012,020
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/26	1,520,315
2,250,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/27	2,307,873
2,810,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series D, 5.00%, 05/15/27	2,924,380
6,150,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series D, 5.00%, 05/15/29	6,614,685
2,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series D, 5.00%, 05/15/30	2,179,915
10,000,000	County of Santa Clara GO, Series C, 4.30%, 08/01/27	10,076,393
10,000,000	County of Santa Clara GO, Series C, 4.33%, 08/01/29	10,086,100
4,325,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/26	4,384,423
5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/27	5,149,077
4,200,000	San Francisco City & County Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 05/01/34	4,476,020
18,115,000	San Francisco City & County Airport Refunding Revenue Bonds, Series C, 5.00%, 05/01/30	19,080,700
11,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Bonds, Series A, 4.66%, 10/01/27	11,182,845
4,415,000	State of California Current Refunding GO, 5.00%, 10/01/25	4,447,586

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
California (continued)
$14,000,000	State of California Current Refunding GO, 5.00%, 12/01/25	$14,152,510
2,520,000	State of California Current Refunding GO, 5.00%, 03/01/26	2,560,816
7,500,000	State of California Current Refunding GO, 5.00%, 03/01/27	7,766,083
10,000,000	State of California Current Refunding GO, 5.00%, 12/01/27	10,495,045
7,500,000	State of California Current Refunding GO, 5.00%, 03/01/28	7,902,304
10,000,000	State of California Current Refunding GO, 5.00%, 10/01/37	10,772,043
16,195,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	18,106,447
11,250,000	State of California Public Improvements GO, 5.00%, 09/01/25	11,314,414
8,500,000	State of California Public Improvements GO, 5.00%, 09/01/26	8,721,386
5,000,000	State of California Public Improvements GO, 5.00%, 09/01/31	5,532,815
3,000,000	State of California Public Improvements GO, 5.00%, 03/01/26	3,001,543
6,610,000	State of California Refunding GO, 5.00%, 10/01/25	6,619,007
10,000,000	State of California School Improvements GO, 1.75%, 11/01/30	8,805,030
15,000,000	State of California Water Utility Improvements GO, 5.00%, 09/01/25	15,085,885
15,000,000	State of California Water Utility Improvements GO, 5.00%, 09/01/26	15,390,681
4,100,000	State of California Water Utility Improvements GO, 5.00%, 09/01/27	4,284,485
Principal Amount		Value
California (continued)
$10,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	$11,149,732
		253,905,862
Colorado — 3.4%
3,000,000	Arapahoe County School District No 5 Cherry Creek School Improvements GO, (State Aid Withholding), 5.00%, 12/15/25	3,033,137
1,700,000	Arapahoe County School District No 5 Cherry Creek School Improvements GO, (State Aid Withholding), 5.00%, 12/15/26	1,753,254
5,000,000	Boulder Larimer & Weld Counties St. Vrain Valley School District School Improvements GO, Series 1J, (State Aid Withholding), 5.00%, 12/15/25	5,058,014
20,000,000	Boulder Larimer & Weld Counties St. Vrain Valley School District School Improvements GO, Series 1J, (State Aid Withholding), 5.00%, 12/15/26	20,655,440
27,720,000	City & County of Denver Co. Airport System & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 12/01/28	28,961,180
11,590,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series A, 5.00%, 11/15/27	12,007,378
6,175,000	City & County of Denver Co. Airport System Revenue Bonds, Series A, 5.00%, 11/15/36	6,463,904
10,000,000	City & County of Denver Co. Airport System Revenue Bonds, Series A, 5.00%, 12/01/32	10,274,595
2,225,000	City & County of Denver Co. Airport System Revenue Bonds, Series C, 5.00%, 11/15/27	2,328,838
3,500,000	Colorado Health Facilities Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 05/15/37	3,745,060

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Colorado (continued)
$1,000,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.33%, 05/01/29	$1,008,261
1,295,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.51%, 05/01/30	1,307,253
2,245,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.63%, 05/01/31	2,266,228
2,935,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.83%, 05/01/32	2,975,251
2,950,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.93%, 05/01/33	2,985,554
2,425,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 5.15%, 11/01/36	2,424,686
2,000,000	Denver City & County School District No 1 Current Refunding GO, Series B, (State Aid Withholding), 5.00%, 12/01/26	2,063,722
2,000,000	University of Colorado Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/25	2,002,471
11,330,000	University of Colorado Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/26	11,574,554
7,250,000	University of Colorado Hospital Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/15/29	7,774,351
10,000,000	University of Colorado Hospital Authority Health Care Facilities Revenue Bonds, Series B, 5.00%, 11/15/31	10,950,872
		141,614,003
Principal Amount		Value
Connecticut — 3.8%
$5,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40(a)	$5,254,720
11,200,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	11,693,533
5,260,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series U, 5.00%, 07/01/33(b)	5,911,874
5,860,000	Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	5,913,556
10,000,000	State of Connecticut GO, Series A, 5.50%, 05/01/25	10,000,000
4,715,000	State of Connecticut GO, Series A, 5.38%, 05/01/27	4,843,018
2,160,000	State of Connecticut GO, Series A, 4.88%, 05/01/34	2,172,817
6,295,000	State of Connecticut GO, Series D, 5.00%, 07/15/26	6,438,379
9,345,000	State of Connecticut Public Improvements GO, Series A, 5.00%, 01/15/26	9,460,911
6,000,000	State of Connecticut Public Improvements GO, Series A, 3.85%, 09/15/27	5,982,998
5,000,000	State of Connecticut Public Improvements GO, Series A, 4.79%, 03/15/31	5,080,710
6,775,000	State of Connecticut Special Tax Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	7,369,726
10,000,000	State of Connecticut Special Tax Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/35	10,319,893
11,400,000	State of Connecticut Special Tax Revenue Bonds, Series B, 5.00%, 10/01/35	11,836,141

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$3,385,000	State of Connecticut Special Tax Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	$3,392,916
14,000,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/26	14,320,208
20,000,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/27	20,811,788
6,500,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/28	6,874,928
5,865,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/29	6,295,631
2,555,000	State of Connecticut University & College Improvements GO, Series F, 5.00%, 11/15/35	2,857,686
		156,831,433
Delaware — 1.4%
10,000,000	Delaware State Health Facilities Authority Current Refunding Revenue Bonds, 5.00%, 10/01/45	10,159,769
9,430,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/28	10,012,346
6,780,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/27	7,072,758
2,240,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/35	2,470,715
7,895,000	State of Delaware Current Refunding GO, 5.00%, 02/01/31	8,727,832
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	8,084,861
Principal Amount		Value
Delaware (continued)
$3,620,000	State of Delaware Current Refunding GO, Series B, 5.00%, 07/01/26	$3,709,935
9,005,000	State of Delaware Public Improvements GO, Series A, 5.00%, 05/01/26	9,197,649
		59,435,865
District of Columbia — 2.7%
5,045,000	District of Columbia Cash Flow Management GO, Series B, 5.00%, 08/01/29	5,419,759
3,660,000	District of Columbia Current Refunding Revenue Bonds, Series C, 5.00%, 12/01/26	3,778,473
3,500,000	District of Columbia Income Tax Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	3,661,699
4,280,000	District of Columbia Income Tax Revenue Bonds, Series A, 5.00%, 05/01/43	4,488,528
12,675,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/36	13,691,420
10,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/47	10,267,181
7,185,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series B, 3.81%, 07/01/30	7,089,101
6,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series B, 3.86%, 07/01/31	5,877,420
7,440,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/26	7,631,145
3,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/27	3,129,553
4,150,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/28	4,397,777
5,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/29	5,371,416

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
District of Columbia (continued)
$3,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/30	$3,262,538
2,000,000	District of Columbia Water & Sewer Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 10/01/26	2,058,102
2,565,000	District of Columbia Water & Sewer Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 10/01/34	2,896,649
5,000,000	Metropolitan Washington Airports Authority Aviation Current Refunding Revenue Bonds, 5.00%, 10/01/25	5,030,649
2,850,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/26	2,914,789
3,000,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/27	3,103,213
3,500,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/28	3,664,242
2,500,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/30	2,654,439
10,000,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/31	10,696,043
		111,084,136
Florida — 2.1%
8,800,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/26	8,995,838
10,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/27	10,405,934
10,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/28	10,581,780
Principal Amount		Value
Florida (continued)
$4,170,000	State of Florida Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	$4,464,559
16,010,000	State of Florida Department of Transportation Turnpike System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	16,385,457
15,000,000	State of Florida Department of Transportation Turnpike System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	17,034,498
6,545,000	State of Florida Department of Transportation Turnpike System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	7,176,175
2,545,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/25	2,551,854
7,795,000	State of Florida Department of Transportation Turnpike System Revenue Bonds, Series B, 5.00%, 07/01/37	8,623,474
		86,219,569
Georgia — 1.1%
18,480,000	Brookhaven Development Authority Revenue Bonds, Series A, 4.00%, 07/01/44	16,710,882
9,280,000	City of Atlanta Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/34	9,809,726
12,890,000	City of Atlanta Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/35	13,555,514
5,500,000	City of Atlanta Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	5,670,946
		45,747,068

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Hawaii — 1.4%
$6,015,000	State of Hawaii Airports System Revenue Bonds, Series A, 5.00%, 07/01/34	$6,260,825
10,350,000	State of Hawaii Airports System Revenue Bonds, Series A, 5.00%, 07/01/31	10,895,516
7,330,000	State of Hawaii Harbor System Revenue Bonds, Series A, 5.00%, 07/01/28	7,651,857
3,000,000	State of Hawaii Public Facilities GO, Series GK, 4.93%, 10/01/28	3,092,098
20,000,000	State of Hawaii Public Facilities GO, Series GK, 5.06%, 10/01/29	20,800,448
5,000,000	State of Hawaii Public Facilities GO, Series GK, 5.13%, 10/01/30	5,227,222
4,360,000	State of Hawaii Public Facilities GO, Series GK, 5.15%, 10/01/31	4,560,193
2,000,000	State of Hawaii Public Facilities GO, Series GK, 5.20%, 10/01/32	2,092,585
		60,580,744
Idaho — 1.6%
5,000,000	Idaho Health Facilities Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 03/01/33	5,497,152
5,000,000	Idaho Health Facilities Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 03/01/35	5,514,738
2,000,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/25	2,009,765
3,600,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/35	4,030,840
1,250,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/38	1,359,717
10,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/26	10,209,629
Principal Amount		Value
Idaho (continued)
$8,445,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/27	$8,793,218
5,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/28	5,297,113
5,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/29	5,381,288
5,500,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/31	6,069,105
5,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/33	5,608,588
5,500,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/34	6,207,485
		65,978,638
Illinois — 0.2%
2,500,000	Illinois Finance Authority Revenue Bonds, Series A, 5.00%, 01/01/33	2,786,883
5,000,000	Metropolitan Water Reclamation District of Greater Chicago Advance Refunding GO, Series E, 2.53%, 12/01/32	4,353,914
		7,140,797
Indiana — 0.1%
5,145,000	Indiana University & College Improvements Revenue Bonds, Series A, 5.00%, 06/01/34	5,782,514
Iowa — 0.6%
2,250,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/25	2,259,470
3,185,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/31	3,529,988

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Iowa (continued)
$16,125,000	Iowa Finance Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 08/01/34	$18,202,068
		23,991,526
Kansas — 0.8%
6,595,000	Kansas Development Finance Authority Water Utility Improvements Revenue Bonds, 5.00%, 05/01/38	7,280,197
10,510,000	Kansas Development Finance Authority Water Utility Improvements Revenue Bonds, Series SRF, 5.00%, 05/01/30	11,423,953
13,325,000	Kansas Development Finance Authority Water Utility Improvements Revenue Bonds, Series SRF, 5.00%, 05/01/32	14,816,980
		33,521,130
Maine — 0.1%
2,000,000	Maine Turnpike Authority Current Refunding Revenue Bonds, 5.00%, 07/01/30	2,175,669
1,000,000	Maine Turnpike Authority Current Refunding Revenue Bonds, 5.00%, 07/01/32	1,108,644
1,000,000	Maine Turnpike Authority Current Refunding Revenue Bonds, 5.00%, 07/01/34	1,118,069
		4,402,382
Maryland — 4.4%
10,975,000	County of Baltimore Current Refunding GO, 5.00%, 02/01/26	11,135,105
12,695,000	County of Baltimore Current Refunding GO, 5.00%, 02/01/29	13,617,354
5,685,000	County of Baltimore Current Refunding GO, 5.00%, 02/01/29	6,098,043
9,825,000	County of Howard Advance Refunding GO, Series D, 5.00%, 02/15/27	10,182,762
16,805,000	County of Montgomery Current Refunding GO, Series B, 5.00%, 12/01/30	18,509,316
Principal Amount		Value
Maryland (continued)
$13,915,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/36	$15,012,081
1,655,000	County of Prince George’s Public Improvements GO, Series A, 5.00%, 08/01/25	1,661,878
5,910,000	County of Prince George’s Public Improvements GO, Series A, 5.00%, 08/01/26	6,061,837
7,810,000	County of Prince George’s Public Improvements GO, Series A, 5.00%, 08/01/29	8,442,551
10,000,000	County of Prince George’s School Improvements GO, Series A, 5.00%, 07/01/30	10,949,316
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	10,010,779
6,070,000	State of Maryland Public Facilities GO, Series A, 5.00%, 08/01/34	6,630,737
11,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/27	11,469,691
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/28	21,231,594
15,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/36	16,336,668
12,875,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/38	14,248,977
		181,598,689
Massachusetts — 4.3%
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/31	10,188,666
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/30	10,961,753
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/31	11,098,778
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/53	10,306,867

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 10/01/32	$11,205,440
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 08/01/33	11,275,897
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/32	2,004,850
10,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/32	11,137,569
2,000,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/26	2,030,388
3,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/27	3,625,439
2,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/28	2,636,983
2,160,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/29	2,316,768
2,000,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/30	2,175,812
2,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/32	2,785,834
3,500,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/33	3,929,292
2,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/41	2,116,831
4,900,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/42	5,158,537
Principal Amount		Value
Massachusetts (continued)
$10,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/27	$10,452,450
17,830,000	Massachusetts Development Finance Agency Health Care Facilities Revenue Bonds, Series T, 5.00%, 03/01/34	19,887,919
7,500,000	Massachusetts Development Finance Agency Refunding Revenue Bonds, Series B, 5.00%, 02/15/33	8,314,054
7,500,000	Massachusetts Development Finance Agency Refunding Revenue Bonds, Series B, 5.00%, 02/15/34	8,390,490
8,575,000	Massachusetts Development Finance Agency University & College Improvements Revenue Bonds, Series A-1, 5.00%, 05/15/55(a)	9,411,247
5,000,000	Massachusetts Port Authority Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	5,359,921
2,500,000	Massachusetts Water Resources Authority Cash Flow Management Revenue Bonds, Series C, 5.00%, 08/01/27	2,617,416
2,160,000	Massachusetts Water Resources Authority Cash Flow Management Revenue Bonds, Series C, 5.00%, 08/01/29	2,341,045
5,715,000	Massachusetts Water Resources Authority Cash Flow Management Revenue Bonds, Series C, 5.00%, 08/01/37	6,361,191
		178,091,437
Michigan — 0.2%
6,270,000	State of Michigan Trunk Line Revenue Bonds, 5.00%, 11/15/36	6,884,677
Minnesota — 0.7%
4,545,000	County of Hennepin Public Improvements GO, Series A, 5.00%, 12/01/27	4,774,370

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Minnesota (continued)
$5,000,000	Osseo Independent School District No 279 School Improvements GO, Series A, (School District Credit Program), 5.00%, 02/01/26	$5,072,900
7,300,000	Rosemount-Apple Valley-Eagan Independent School District No 196 School Improvements GO, Series A, (School District Credit Program), 5.00%, 02/01/26	7,404,254
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	2,912,151
7,360,000	State of Minnesota School Improvements GO, Series A, Group 2, 5.00%, 08/01/38	7,985,524
		28,149,199
Missouri — 0.4%
4,000,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 04/01/30	4,314,211
10,245,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 05/01/33	11,279,404
		15,593,615
Nebraska — 0.1%
2,345,000	Metropolitan Utilities District of Omaha Water System Revenue Bonds, 5.00%, 12/01/27	2,457,846
2,850,000	Metropolitan Utilities District of Omaha Water System Revenue Bonds, 5.00%, 12/01/31	3,145,188
		5,603,034
Nevada — 0.5%
20,915,000	State of Nevada Public Improvements GO, Series A, 5.00%, 05/01/36	22,981,323
Principal Amount		Value
New Jersey — 5.4%
$1,000,000	Camden County Improvement Authority Current Refunding Revenue Bonds, Series B, (County GTY), 5.00%, 01/15/27	$1,034,095
1,000,000	Camden County Improvement Authority Current Refunding Revenue Bonds, Series B, (County GTY), 5.00%, 01/15/28	1,052,606
1,000,000	Camden County Improvement Authority Current Refunding Revenue Bonds, Series B, (County GTY), 5.00%, 01/15/29	1,069,962
7,500,000	Middlesex County Improvement Authority University & College Improvements Revenue Bonds, 5.00%, 08/15/53	7,835,779
1,815,000	New Jersey Educational Facilities Authority Advance Refunding Revenue Bonds, Series I, 5.00%, 07/01/34	1,873,780
5,000,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/26	5,082,181
6,665,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/27	6,911,001
4,000,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/28	4,223,289
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/27	10,370,910
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/32	11,167,143
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A1, 5.00%, 03/01/30	10,887,780

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$18,800,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A1, 5.00%, 03/01/36	$21,029,199
10,000,000	New Jersey Health Care Facilities Financing Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/34	11,113,492
10,000,000	New Jersey Infrastructure Bank Green Purpose Revenue Bonds, Series A-2, 5.00%, 09/01/47	10,453,373
9,000,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 06/15/33	9,857,410
13,695,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series AA, 4.00%, 06/15/40	12,987,381
5,000,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series BB, 4.61%, 06/15/26	5,023,426
3,210,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/31	3,476,144
7,250,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/32	7,864,332
5,000,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/33	5,383,247
12,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/34	13,385,557
Principal Amount		Value
New Jersey (continued)
$5,410,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.48%, 01/01/28	$5,059,050
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,029,080
9,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.28%, 01/01/27	8,598,226
5,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.81%, 01/01/30	4,934,599
4,250,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 01/01/32	4,420,889
3,755,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/29	3,997,808
3,400,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/30	3,669,762
2,775,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/27	2,855,697
2,500,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/29	2,566,529
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/34	4,081,350
3,750,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/42	3,945,622
5,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/44	5,228,497

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$12,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/46	$12,439,754
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,863,912
		226,772,862
New York — 9.3%
8,360,000	City of New York Current Refunding GO, Series A-1, 5.00%, 08/01/30	9,079,850
5,000,000	City of New York Current Refunding GO, Series D, 5.00%, 08/01/25	5,020,148
5,000,000	City of New York Public Improvements GO, Series B-2, 5.37%, 10/01/25	5,020,353
12,335,000	City of New York Public Improvements GO, Series B-2, 5.31%, 10/01/27	12,681,065
10,000,000	City of New York Public Improvements GO, Series B-3, 5.00%, 09/01/26(b)	10,263,099
8,890,000	City of New York Public Improvements GO, Subseries D-2, 3.66%, 12/01/26	8,828,698
19,825,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	20,072,162
2,105,000	Empire State Development Corp. Pre-refunded Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/26(c)	2,142,365
11,970,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 09/15/28	12,784,120
10,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/30	10,841,650
10,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	10,939,042
Principal Amount		Value
New York (continued)
$10,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	$11,040,864
20,000,000	Empire State Development Corp. Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	22,041,900
2,055,000	Metropolitan Transportation Authority Dedicated Tax Fund Advance Refunding Revenue Bonds, Series A, 5.25%, 11/15/31	2,102,611
10,000,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/27	10,569,562
15,000,000	New York City Transitional Finance Authority Advance Refunding Revenue Bonds, Series 2, 5.00%, 11/01/25	15,054,942
10,000,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	11,056,490
10,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/27	10,489,708
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/31	9,189,419
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F-2, 4.90%, 02/01/32	10,217,050
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.00%, 11/01/28	14,448,267
15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.05%, 11/01/29	15,508,944

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
New York (continued)
$15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.15%, 11/01/30	$15,586,057
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.25%, 11/01/31	10,427,469
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.35%, 11/01/32	14,642,407
1,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/25	1,000,000
1,785,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/26	1,820,526
2,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/27	2,077,285
7,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/36	7,691,559
2,500,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/37	2,735,379
8,560,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series F-1, 5.00%, 02/01/45	8,931,850
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/31	2,007,948
10,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	11,131,093
10,000,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C, 5.00%, 03/15/27	10,381,101
Principal Amount		Value
New York (continued)
$10,000,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	$10,671,833
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/27	5,011,012
6,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	6,132,868
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	10,405,726
6,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	6,887,555
10,210,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	11,024,170
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	10,902,422
		388,860,569
North Carolina — 3.4%
11,680,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/25	11,711,634
3,295,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/28	3,500,422
2,375,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/29	2,563,848
3,000,000	City of Charlotte GO, Series A, 4.75%, 06/01/33	3,032,449
1,000,000	City of Charlotte Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/25	1,002,708
1,000,000	City of Charlotte Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/26	1,024,251

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
North Carolina (continued)
$1,235,000	City of Charlotte Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/27	$1,289,092
1,250,000	City of Charlotte Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/30	1,367,841
1,375,000	City of Charlotte Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/35	1,556,149
2,000,000	City of Charlotte Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/36	2,247,537
10,250,000	County of Cabarrus Current Refunding Revenue Bonds, Series A, 5.00%, 08/01/32	11,453,965
10,200,000	County of Guilford School Improvements GO, 5.00%, 03/01/30	11,118,776
15,000,000	County of Guilford School Improvements GO, 5.00%, 03/01/32	16,777,349
15,000,000	County of Guilford School Improvements GO, 5.00%, 03/01/35	17,124,990
11,285,000	County of Mecklenburg Correctional Facilities Improvements Revenue Bonds, 5.00%, 02/01/27	11,687,276
11,195,000	County of Mecklenburg Correctional Facilities Improvements Revenue Bonds, 5.00%, 02/01/29	11,990,621
11,085,000	County of Mecklenburg Correctional Facilities Improvements Revenue Bonds, 5.00%, 02/01/33	12,419,546
11,645,000	County of Mecklenburg GO, 5.00%, 09/01/26	11,963,712
5,995,000	County of Union School Improvements GO, 5.00%, 09/01/25	6,029,326
Principal Amount		Value
North Carolina (continued)
$2,000,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/25	$2,000,000
		141,861,492
Ohio — 3.5%
2,635,000	City of Columbus Public Improvements GO, Series A, 5.00%, 08/15/25	2,646,709
2,000,000	City of Columbus Public Improvements GO, Series A, 5.00%, 08/15/26	2,052,435
6,480,000	County of Allen Hospital Facilities Health Care Current Refunding Revenue Bonds, 5.00%, 11/01/33	7,042,597
3,750,000	County of Allen Hospital Facilities Health Care Current Refunding Revenue Bonds, 5.00%, 11/01/34	4,071,069
17,050,000	Ohio State University University & College Improvements Revenue Bonds, Series B, 5.00%, 12/01/33	18,950,431
5,125,000	Ohio State University University & College Improvements Revenue Bonds, Series B, 5.00%, 12/01/35	5,638,537
7,640,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/47	7,995,080
6,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series D, 5.00%, 12/01/29	6,504,366
3,475,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/33	3,916,375
8,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/33	9,003,327
3,690,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/34	4,186,308

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Ohio (continued)
$2,400,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/35	$2,723,100
5,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/36	5,620,310
10,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/41	10,846,300
6,500,000	State of Ohio Health Care Facilities Revenue Bonds, 5.00%, 01/01/32	7,154,245
1,200,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/25	1,213,652
5,000,000	State of Ohio School Improvements GO, Series A, 5.00%, 06/15/30	5,468,429
8,080,000	State of Ohio School Improvements GO, Series A, 5.00%, 06/15/32	9,036,966
5,000,000	State of Ohio School Improvements GO, Series A, 5.00%, 06/15/34	5,673,457
11,025,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/33	12,417,896
10,805,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/34	12,253,405
		144,414,994
Oklahoma — 0.8%
8,420,000	City of Oklahoma Public Improvements GO, 5.00%, 03/01/29	9,011,887
8,420,000	City of Oklahoma Public Improvements GO, 5.00%, 03/01/30	9,139,768
8,420,000	City of Oklahoma Public Improvements GO, 5.00%, 03/01/34	9,427,285
5,675,000	Oklahoma City Water Utilities Trust Advance Refunding Revenue Bonds, 3.68%, 07/01/29	5,614,462
		33,193,402
Principal Amount		Value
Oregon — 2.0%
$4,190,000	City of Portland Sewer System Revenue Sewer Improvements Revenue Bonds, Series A, 5.00%, 10/01/25	$4,221,058
2,500,000	City of Portland Water System Revenue Bonds, Series A, 5.00%, 05/01/26	2,550,663
2,500,000	City of Portland Water System Revenue Bonds, Series A, 5.00%, 05/01/27	2,598,408
2,000,000	City of Portland Water System Revenue Bonds, Series A, 5.00%, 05/01/28	2,115,984
3,350,000	City of Portland Water System Revenue Bonds, Series A, 5.00%, 05/01/30	3,641,317
2,300,000	City of Portland Water System Revenue Bonds, Series A, 5.00%, 05/01/31	2,533,074
15,000,000	Metro Recreational Facilities Improvements GO, 5.00%, 06/01/26	15,328,403
15,000,000	Metro Recreational Facilities Improvements GO, 5.00%, 06/01/27	15,624,684
15,000,000	Metro Recreational Facilities Improvements GO, 5.00%, 06/01/28	15,900,432
9,535,000	Multnomah County School District No 1 Portland School Improvements GO, (School Board GTY), 5.00%, 06/15/30	10,366,917
10,110,000	State of Oregon Public Facilities GO, Series A, 5.00%, 05/01/42	10,735,515
		85,616,455
Pennsylvania — 2.3%
11,500,000	Commonwealth of Pennsylvania Current Refunding GO, 4.00%, 02/15/34	11,917,212
6,700,000	Commonwealth of Pennsylvania Current Refunding GO, Series D, 5.00%, 09/01/25	6,738,387
10,000,000	Commonwealth of Pennsylvania Current Refunding GO, Series D, 5.00%, 09/01/26	10,255,311

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Pennsylvania (continued)
$5,000,000	Pennsylvania Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/35	$5,659,013
12,020,000	Philadelphia Authority for Industrial Development Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/45	12,550,168
15,000,000	Philadelphia Authority for Industrial Development Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/01/49	13,372,458
7,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/26	7,154,253
5,890,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/27	6,131,588
6,275,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/28	6,640,842
8,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/29	9,130,986
6,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/30	7,077,057
		96,627,275
South Carolina — 0.5%
3,695,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/32	4,124,309
3,830,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/33	4,301,996
4,290,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/35	4,814,882
Principal Amount		Value
South Carolina (continued)
$2,000,000	South Carolina Jobs-Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/33	$2,193,420
6,475,000	South Carolina Jobs-Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/34	7,123,377
		22,557,984
South Dakota — 0.2%
7,955,000	South Dakota Health & Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 07/01/31	8,565,647
Tennessee — 0.3%
9,820,000	County of Rutherford School Improvements GO, 5.00%, 04/01/37	10,806,737
Texas — 19.1%
7,250,000	Allen Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/26	7,360,312
10,000,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	10,790,674
14,700,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/35	16,422,852
14,775,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/37	16,301,195
7,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/26	7,185,216
13,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/27	13,582,650
17,250,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/28	18,330,707

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Texas (continued)
$10,500,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/34	$11,557,842
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series B, 5.00%, 08/15/35	5,652,390
1,820,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series B, 5.00%, 08/15/38	1,993,053
2,000,000	City of Austin Airport System Revenue Bonds, 5.00%, 11/15/25	2,015,622
5,000,000	City of Austin Airport System Revenue Bonds, 5.00%, 11/15/28	5,211,458
3,890,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/27	4,076,289
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/29	5,091,873
2,185,000	City of Austin Water & Wastewater System Current Refunding Revenue Bonds, 5.00%, 11/15/30	2,387,392
5,000,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/46	5,128,997
5,720,000	Clear Creek Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/34	6,358,356
8,340,000	Clear Creek Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/37	9,078,411
17,095,000	Comal Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/35	18,959,252
2,000,000	Conroe Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/27	2,070,615
Principal Amount		Value
Texas (continued)
$3,690,000	Conroe Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/28	$3,887,738
2,000,000	Conroe Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/30	2,167,693
13,000,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/41	13,877,724
7,500,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26(c)	7,665,313
18,695,000	County of Bexar GO, 5.00%, 06/15/49	19,269,572
6,400,000	County of Collin Public Facilities GO, 5.00%, 02/15/26	6,499,891
6,730,000	County of Collin Public Facilities GO, 5.00%, 02/15/27	6,968,811
9,545,000	County of Collin Public Facilities GO, 5.00%, 02/15/40	10,286,195
6,085,000	County of Harris Refunding GO, Series A, 5.00%, 09/15/33	6,799,991
2,225,000	County of Harris Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/27	2,320,638
2,100,000	County of Harris Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/28	2,224,695
3,500,000	County of Harris Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	3,756,162
2,500,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/26	2,563,867
2,250,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/27	2,346,712
6,350,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/28	6,727,054
3,250,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/29	3,487,865

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,500,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/30	$2,713,804
5,000,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/31	5,481,346
6,695,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/32	7,387,969
3,000,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/33	3,323,595
7,300,000	Cypress-Fairbanks Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/29	7,802,168
9,150,000	Cypress-Fairbanks Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/30	9,917,196
9,500,000	Cypress-Fairbanks Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/31	10,433,577
14,020,000	Cypress-Fairbanks Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/32	15,565,600
10,000,000	Cypress-Fairbanks Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/30	10,838,466
5,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B, (PSF-GTD), 4.00%, 02/15/44	4,715,321
5,000,000	Deer Park Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/48	5,168,342
5,000,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/34	5,551,660
3,500,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/48	3,623,915
Principal Amount		Value
Texas (continued)
$6,800,000	Ector County Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/25	$6,830,367
5,000,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/25	5,024,071
5,000,000	Fort Bend Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/26	5,121,088
9,850,000	Gregory-Portland Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/37	10,654,181
5,000,000	Houston Independent School District Current Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/26	5,072,546
2,500,000	Houston Independent School District Current Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/27	2,580,315
2,500,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	2,566,427
6,205,000	Katy Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/26	6,299,412
5,000,000	Leander Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	5,178,309
5,000,000	Leander Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/28	5,259,712
5,000,000	Lewisville Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/28	5,306,550
10,000,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	10,135,876

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Texas (continued)
$13,420,000	Permanent University Fund - Texas A&M University System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	$13,996,977
3,605,000	Permanent University Fund - Texas A&M University System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	3,941,672
6,000,000	Permanent University Fund - Texas A&M University System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/32	6,721,715
13,360,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds, 5.50%, 07/01/28	13,913,234
14,110,000	Permanent University Fund - Texas A&M University System University & College Improvements Revenue Bonds, 5.00%, 07/01/36	15,372,554
2,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	2,085,131
2,550,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	2,704,422
7,500,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/40	8,034,853
10,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/41	10,642,801
1,245,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	1,248,328
Principal Amount		Value
Texas (continued)
$1,875,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	$1,920,011
6,355,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	6,942,137
7,275,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/32	8,130,264
10,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/26	10,241,218
6,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/27	6,255,393
6,500,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/30	7,097,284
4,425,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/31	4,895,244
4,000,000	Plano Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/29	4,275,160
1,250,000	Plano Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/35	1,393,311
1,250,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/26(c)	1,266,257
1,250,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/26(c)	1,266,257
2,435,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	2,469,208

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Texas (continued)
$20,020,000	Richardson Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/26	$20,316,756
2,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/15/25	2,001,211
2,500,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/15/26	2,553,852
9,000,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/26	9,125,088
5,750,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/27	5,948,748
9,450,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/29	10,108,103
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	4,831,120
5,000,000	State of Texas Refunding GO, Series B, 1.94%, 10/01/31	4,397,473
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/25	3,222,302
18,500,000	Tarrant Regional Water District Water Supply System Revenue Bonds, 5.00%, 03/01/31	20,226,614
15,160,000	Tarrant Regional Water District Water Supply System Revenue Bonds, 5.00%, 03/01/34	16,962,662
7,730,000	Tarrant Regional Water District Water Utility Improvements Revenue Bonds, 5.00%, 09/01/30	8,399,733
3,000,000	Texas A&M University & College Improvements Revenue Bonds, 5.00%, 05/15/30	3,274,306
2,000,000	Texas A&M University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/33	2,254,930
Principal Amount		Value
Texas (continued)
$2,310,000	Texas A&M University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/35	$2,577,257
10,170,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/28	10,690,467
4,000,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/29	4,264,112
4,100,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/30	4,427,804
1,605,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/31	1,754,873
10,000,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/32	11,041,330
7,500,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/33	8,334,884
7,500,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/34	8,382,206
6,700,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/37	7,285,684
17,185,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/30	18,634,928
15,585,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/31	17,100,690
15,000,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/32	16,636,020

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Texas (continued)
$5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/40	$5,428,452
		797,951,926
Utah — 0.6%
2,950,000	City of Salt Lake City Airport Revenue Bonds, Series A, 5.00%, 07/01/26	2,997,672
2,500,000	City of Salt Lake City Airport Revenue Bonds, Series A, 5.00%, 07/01/30	2,635,459
10,000,000	City of Salt Lake City Airport Revenue Bonds, Series A, 5.00%, 07/01/33	10,452,452
6,000,000	City of Salt Lake City Airport Revenue Bonds, Series A, 5.00%, 07/01/34	6,357,264
3,710,000	Davis School District School Improvements GO, (School Board GTY), 5.00%, 06/01/31	4,098,215
		26,541,062
Virginia — 3.1%
3,330,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/25	3,334,347
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/28	7,440,123
16,640,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 4.00%, 10/01/31	17,504,791
14,745,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 4.00%, 10/01/33	15,564,953
5,795,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 4.00%, 10/01/34	6,051,370
7,555,000	County of Loudoun GO, Series A, (State Aid Withholding), 5.00%, 12/01/25	7,638,178
Principal Amount		Value
Virginia (continued)
$17,900,000	Fairfax County Industrial Development Authority Health Care Facilities Revenue Bonds, 5.00%, 05/15/32	$19,718,135
3,000,000	Hampton Roads Transportation Accountability Commission Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	3,277,174
16,330,000	Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/26	16,694,254
2,755,000	Virginia Beach Development Authority Current Refunding Revenue Bonds, Series B, 5.00%, 02/01/26	2,795,190
2,750,000	Virginia Beach Development Authority Current Refunding Revenue Bonds, Series B, 5.00%, 02/01/27	2,845,644
6,540,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/29	7,000,511
5,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/38	5,380,691
10,750,000	Virginia Public School Authority School Improvements Revenue Bonds, 5.00%, 04/15/28	11,343,858
2,645,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/25	2,655,999
		129,245,218
Washington — 5.8%
2,000,000	County of King Public Improvements GO, Series A, 5.00%, 12/01/34	2,265,458
6,850,000	County of King Public Improvements GO, Series A, 5.00%, 12/01/35	7,742,306
5,630,000	County of King Public Improvements GO, Series A, 5.00%, 12/01/36	6,316,115

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Washington (continued)
$9,000,000	County of King School District No 411 Issaquah School Improvements GO, (School Board GTY), 5.00%, 12/01/32	$9,276,870
8,000,000	County of King WA Sewer Revenue Bonds, Series B, 5.00%, 07/01/29	8,370,730
10,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	10,205,257
5,685,000	Pierce County School District No 320 Sumner School Improvements GO, (School Board GTY), 5.00%, 12/01/37	6,252,539
5,100,000	Snohomish County School District No 15 Edmonds School Improvements GO, (School Board GTY), 5.00%, 12/01/25	5,154,303
2,270,000	Snohomish County School District No 15 Edmonds School Improvements GO, (School Board GTY), 5.00%, 12/01/29	2,455,765
6,000,000	Spokane County School District No 81 Spokane School Improvements GO, (School Board GTY), 5.00%, 12/01/36	6,544,142
7,135,000	State of Washington Current Refunding GO, Series R, 5.00%, 07/01/26	7,298,192
20,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/37	21,842,956
11,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/38	11,963,992
5,620,000	State of Washington GO, Series T, 4.74%, 08/01/26	5,676,156
6,650,000	State of Washington Highway Improvements GO, Series D, 5.00%, 02/01/43	6,748,690
24,710,000	State of Washington School Improvements GO, Series 2024-A, 5.00%, 08/01/42	26,171,853
15,000,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/29	16,152,065
Principal Amount		Value
Washington (continued)
$15,000,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/30	$16,412,196
15,000,000	State of Washington School Improvements GO, Series A-2, 5.00%, 08/01/39	16,099,142
10,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/39	10,805,328
20,000,000	State of Washington School Improvements GO, Series C, 5.00%, 02/01/35	22,356,584
15,000,000	State of Washington School Improvements GO, Series C, 5.00%, 02/01/46	15,719,785
		241,830,424
Wisconsin — 2.5%
9,000,000	State of Wisconsin Cash Flow Management GO, Series 3, 5.00%, 05/01/30	9,803,939
5,000,000	State of Wisconsin Cash Flow Management GO, Series 3, 5.00%, 05/01/34	5,669,827
5,780,000	State of Wisconsin Crossover Refunding GO, Series 2, 5.00%, 11/01/27	6,009,668
11,000,000	State of Wisconsin Current Refunding GO, Series 1, 5.00%, 05/01/25	11,000,000
2,000,000	State of Wisconsin Current Refunding GO, Series 2024-2, 5.00%, 05/01/26	2,040,997
10,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/27(c)	10,376,774
13,780,000	State of Wisconsin GO, Series A, 5.00%, 05/01/38	14,904,991
13,310,000	State of Wisconsin Public Facilities GO, Series A, 5.00%, 05/01/25	13,310,000
8,000,000	State of Wisconsin University & College Improvements GO, Series A, 5.00%, 05/01/32	8,806,672
9,410,000	State of Wisconsin Water Utility Improvements GO, Series A, 5.00%, 05/01/26	9,602,892

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025
(Unaudited)

Principal Amount		Value
Wisconsin (continued)
$10,000,000	State of Wisconsin Water Utility Improvements GO, Series A, 5.00%, 05/01/36	$11,174,642
		102,700,402
Total Municipal Bonds (Cost $4,052,125,455)		4,006,374,679

CORPORATE BONDS — 1.4%
United States — 1.4%
8,000,000	Brown University, Series A, 1.91%, 09/01/30	7,128,501
5,000,000	J Paul Getty Trust (The), 4.91%, 04/01/35	5,001,791
5,000,000	Leland Stanford Junior University (The), 1.29%, 06/01/27	4,725,315
6,400,000	Leland Stanford Junior University (The), 4.68%, 03/01/35	6,298,095
9,275,000	Northwestern University, 4.94%, 12/01/35	9,295,638
3,000,000	President and Fellows of Harvard College, 4.89%, 03/15/30	3,077,381
20,000,000	SSM Health Care Corp., 4.89%, 06/01/28	20,337,157
1,800,000	Trustees of Princeton University (The), 4.65%, 07/01/30	1,826,967
Total Corporate Bonds (Cost $58,499,738)		57,690,845

U.S. GOVERNMENT SECURITIES — 0.5%
U.S. Treasury Notes — 0.5%
10,000,000	3.50%, 09/30/26	9,966,797
10,000,000	4.25%, 03/15/27	10,110,547
Total U.S. Government Securities (Cost $19,788,447)		20,077,344
Shares		Value
INVESTMENT COMPANY — 2.8%
117,788,413	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(d)	$117,788,413

Total Investment Company (Cost $117,788,413)		117,788,413

TOTAL INVESTMENTS — 100.7% (Cost $4,248,202,053)		$4,201,931,281

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(30,139,585)
NET ASSETS — 100.0%		$4,171,791,696

(a)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of April 30, 2025.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

99

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	April 30, 2025 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 95.3%
California — 95.3%
$10,000,000	California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3, 5.00%, 06/01/33	$11,491,939
5,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/15/33	5,677,570
2,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/01/49	2,046,634
680,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/26	694,215
1,130,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/27	1,178,953
4,715,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/28	5,019,216
1,020,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/29	1,106,382
1,000,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/32	1,134,217
8,200,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/33	9,396,119
2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 5.00%, 10/01/35	2,243,884
Principal Amount		Value
California (continued)
$2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 4.00%, 10/01/38	$2,028,548
1,950,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/01/28	2,085,700
1,500,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/01/33	1,710,964
3,575,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/15/42	3,518,244
2,750,000	California State Public Works Board Public Facilities Revenue Bonds, Series B, 4.99%, 04/01/31	2,816,525
5,000,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/47	5,005,154
325,000	City & County of San Francisco Current Refunding COP, Series R1, 5.00%, 04/01/26	331,638
4,550,000	City & County of San Francisco Current Refunding COP, Series R1, 5.00%, 04/01/40	4,976,704
1,260,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/26	1,292,065
1,100,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/27	1,151,005
2,375,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/28	2,531,599
3,000,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/30	3,299,002

100

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
California (continued)
$2,590,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/32	$2,688,130
5,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	5,179,884
1,220,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series D, 5.00%, 05/15/28	1,291,563
1,500,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/32	1,690,086
3,515,000	City of San Francisco Public Utilities Commission Water Refunding Revenue Bonds, Sub-Series S, 5.00%, 11/01/31	3,942,149
7,500,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Series A, 5.00%, 11/01/25	7,573,301
1,000,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/29	1,088,959
2,910,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/30	3,218,401
3,000,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/31	3,364,566
2,000,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/32	2,269,779
1,250,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/25	1,255,754
2,000,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/26	2,055,804
1,600,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/27	1,680,509
Principal Amount		Value
California (continued)
$1,955,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/28	$2,093,635
1,005,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/29	1,095,961
5,220,000	County of Santa Clara GO, Series C, 4.30%, 08/01/27	5,259,877
5,220,000	County of Santa Clara GO, Series C, 4.33%, 08/01/29	5,264,944
1,700,000	East Bay Municipal Utility District Water System Revenue Bonds, Series A, 5.00%, 06/01/31	1,907,825
1,500,000	East Bay Municipal Utility District Water System Revenue Bonds, Series A, 5.00%, 06/01/43	1,617,712
5,485,000	Foothill-De Anza Community College District University & College Improvements GO, Series C, 5.00%, 08/01/25	5,507,899
1,450,000	Fremont Union High School District School Improvements GO, Series 2018, 5.00%, 08/01/25	1,457,005
5,000,000	Los Angeles Community College District University & College Improvements GO, Series A-1, 5.00%, 08/01/27	5,237,185
3,000,000	Los Angeles Community College District University & College Improvements GO, Series B, 4.78%, 08/01/27	3,040,701
6,500,000	Los Angeles Community College District University & College Improvements GO, Series C, 5.00%, 08/01/25	6,528,611
5,000,000	Los Angeles Department of Water & Power Water System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/36	5,280,642
5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/26	5,068,698
5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/27	5,149,077

101

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
California (continued)
$2,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series D, 5.00%, 07/01/47	$2,007,864
1,000,000	Miracosta Community College District University & College Improvements GO, Series 2016-C, 5.00%, 08/01/35	1,122,645
1,000,000	Mount San Antonio Community College District University & College Improvements GO, Series D, 5.00%, 08/01/35	1,152,037
6,750,000	Orange County Local Transportation Authority Sales Tax Current Refunding Revenue Bonds, 5.00%, 02/15/41	7,504,166
1,000,000	Sacramento Municipal Utility District Current Refunding Revenue Bonds, Series J, 5.00%, 08/15/30	1,105,545
2,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series H, 5.00%, 08/15/36	2,148,136
1,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/38	1,110,029
1,400,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/39	1,544,447
1,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/40	1,097,290
2,500,000	San Diego Community College District University & College Improvements GO, Series A-1, 5.00%, 08/01/41	2,781,151
1,000,000	San Diego County Regional Transportation Commission Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/28	1,064,231
Principal Amount		Value
California (continued)
$3,500,000	San Francisco City & County Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 05/01/34	$3,730,017
5,000,000	San Francisco City & County Airport & Marina Improvements Revenue Bonds, Series C, 5.00%, 05/01/46	5,024,720
10,000,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/28	10,390,321
3,000,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29	3,138,364
2,000,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	2,121,725
2,500,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/32	2,644,242
12,530,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series C, 5.35%, 05/01/25	12,530,000
2,000,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	2,092,242
5,700,000	San Francisco City & County Public Utilities Commission Wastewater Advance Refunding Revenue Bonds, Series B, 4.81%, 10/01/32	5,790,201
1,000,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/36	1,114,051
1,650,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/38	1,817,629
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/36	1,117,440

102

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/37	$1,110,832
1,075,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/42	1,157,373
2,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/42	2,163,845
2,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/43	2,153,758
10,000,000	Santa Clara Valley Water District Refunding Revenue Bonds, Series A-2, 5.00%, 06/01/26	10,235,433
5,000,000	State Center Community College District University & College Improvements GO, Series C, 5.00%, 08/01/47	5,192,636
90,000	State of California Current Refunding GO, 5.00%, 08/01/27	90,121
2,000,000	State of California Current Refunding GO, 5.00%, 11/01/27	2,096,079
10,000,000	State of California Current Refunding GO, 5.00%, 11/01/30	10,954,400
5,000,000	State of California Current Refunding GO, 5.00%, 10/01/36	5,497,827
2,645,000	State of California Current Refunding GO, 5.00%, 10/01/27	2,768,036
5,770,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	6,451,016

10,140,000	State of California Multi Utility Improvements GO, 5.00%, 10/01/25	10,214,840
7,500,000	State of California Public Improvements GO, 5.00%, 08/01/33	8,446,565
25,000	State of California Refunding GO, 5.00%, 10/01/26	25,040
Principal Amount		Value
California (continued)
$5,000,000	State of California Water Utility Improvements GO, 6.00%, 03/01/33	$5,438,365
10,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	10,551,107
5,000,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/34	5,580,091
5,000,000	University of California Current Refunding Revenue Bonds, Series BV, 5.00%, 05/15/35	5,590,574
3,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	3,344,920
Total Municipal Bonds (Cost $340,681,811)		335,756,285

CORPORATE BONDS — 2.0%
United States — 2.0%
5,000,000	J Paul Getty Trust (The), 4.91%, 04/01/35	5,001,790
2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,892,211
Total Corporate Bonds (Cost $7,000,000)		6,894,001

Shares
INVESTMENT COMPANY — 2.9%
10,088,962	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(a)	10,088,962

Total Investment Company (Cost $10,088,962)		10,088,962

TOTAL INVESTMENTS — 100.2% (Cost $357,770,773)		$352,739,248

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(580,301)
NET ASSETS — 100.0%		$352,158,947

(a)	The rate shown represents the current yield as of April 30, 2025.

103

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

104

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	April 30, 2025 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 92.3%
New York — 92.3%
$2,500,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	$2,647,053
1,250,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/25	1,255,037
2,500,000	City of New York Current Refunding GO, Series F, 5.00%, 08/01/28	2,647,053
7,500,000	City of New York Current Refunding GO, Series F, 5.00%, 08/01/31	8,233,277
3,000,000	City of New York Current Refunding GO, Sub-Series F-1, 5.00%, 08/01/30	3,258,320
6,345,000	City of New York Public Improvements GO, Series A-1, 4.00%, 08/01/41	5,973,663
2,445,000	City of New York Public Improvements GO, Series C, 5.00%, 08/01/28	2,588,818
5,000,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	5,062,336
2,860,000	County of Westchester Public Improvements GO, Series A, 5.00%, 10/15/29	3,121,991
2,000,000	County of Westchester Recreation Facilities Improvements GO, Series A, 5.00%, 12/15/30	2,223,334
2,000,000	County of Westchester Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/31	2,098,118
2,300,000	County of Westchester Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/32	2,402,813
2,300,000	County of Westchester Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/33	2,393,998
7,500,000	County of Westchester Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/34	7,768,436
Principal Amount		Value
New York (continued)
$7,500,000	County of Westchester Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/35	$7,709,699
9,565,000	County of Westchester Recreation Facilities Improvements GO, Series A, 4.00%, 02/15/36	9,920,896
7,500,000	County of Westchester Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/36	7,656,261
5,380,000	County of Westchester Recreation Facilities Improvements GO, Series A, 4.00%, 02/15/39	5,406,454
1,500,000	Empire State Development Corp. Pre-refunded Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27(a)	1,558,836
5,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	5,469,521
5,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	5,520,432
4,500,000	Empire State Development Corp. Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	4,959,428
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/25	1,000,000
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/26	1,021,383
1,025,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/29	1,098,627

105

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
New York (continued)
$1,500,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/31	$1,649,422
1,750,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/27	1,817,586
2,220,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/28	2,344,165
1,050,000	Long Island Power Authority Current Refunding Revenue Bonds, Series A, 5.00%, 09/01/32	1,178,672
10,960,000	Long Island Power Authority Current Refunding Revenue Bonds, Series A, 4.00%, 09/01/38	10,967,833
1,860,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/28	1,981,576
6,000,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/29	6,481,106
2,500,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/33	2,828,443
1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	1,251,838
6,000,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 4.00%, 09/01/34	6,015,211
1,915,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/27	2,005,484
1,600,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/28	1,704,581
Principal Amount		Value
New York (continued)
$1,500,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/29	$1,620,276
1,700,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/30	1,863,092
1,400,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/31	1,554,105
1,850,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/32	2,076,708
2,300,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/33	2,602,168
1,500,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/34	1,663,248
2,000,000	Metropolitan Transportation Authority Dedicated Tax Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,061,877
2,500,000	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	2,745,960
1,000,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/25	1,010,385
7,155,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/28	7,708,505
9,500,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/29	10,414,677
4,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/31	4,465,664
6,280,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	5,596,978

106

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
New York (continued)
$6,000,000	New York City Housing Development Corp. Local Multifamily Housing Revenue Bonds, Series A, (Housing Finance Agency), 3.63%, 11/01/63(b)	$6,008,377
4,000,000	New York City Housing Development Corp. Local Multifamily Housing, Sustainable Development Revenue Bonds, Series K, (Housing Finance Agency), 0.90%, 11/01/60(b)	3,912,616
1,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/28	1,029,850
1,100,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/29	1,145,183
5,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-3, 5.00%, 06/15/47	5,177,199
2,750,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series CC, 5.00%, 06/15/25	2,755,586
1,020,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series DD, 5.00%, 06/15/33	1,150,638
3,580,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series HH, 5.00%, 06/15/28	3,586,656
1,420,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series HH, 5.00%, 06/15/28	1,422,640
Principal Amount		Value
New York (continued)
$1,005,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Sub-Series EE, 5.00%, 06/15/31	$1,113,579
2,000,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series CC-2, 5.00%, 06/15/27	2,022,153
6,400,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series DD-1, 5.00%, 06/15/30	6,996,410
5,600,000	New York City Transitional Finance Authority Advance Refunding Revenue Bonds, Series 2, 4.68%, 11/01/26	5,657,080
1,960,000	New York City Transitional Finance Authority Building Aid , Sub-Series S-3, (State Aid Withholding), 5.00%, 07/15/30	2,058,345
2,300,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/31	2,522,269
2,000,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	2,211,298
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	1,060,432
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/29	5,394,384
5,565,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/31	6,048,108

107

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
New York (continued)
$13,600,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/27	$14,266,003
7,750,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series B-1, 5.00%, 08/01/25	7,781,467
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series E-1, 5.00%, 11/01/36	3,271,492
2,060,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F-1, 5.00%, 02/01/38	2,228,533
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F-1, 5.00%, 02/01/40	2,113,655
2,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C, 5.00%, 05/01/36	2,197,588
1,500,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-S, 5.00%, 05/01/31	1,644,269
6,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series E, 5.00%, 11/01/37	6,596,014
5,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series F-1, 5.00%, 02/01/37	5,491,113
7,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series G-1, 5.00%, 05/01/38	7,637,436
1,655,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/30	1,833,211
6,000,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/31	6,732,103
Principal Amount		Value
New York (continued)
$2,575,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/32	$2,917,751
2,500,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/33	2,854,661
2,425,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/34	2,784,770
2,500,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/35	2,846,560
1,350,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 4.00%, 11/15/49	1,229,313
3,505,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	3,628,351
3,610,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/26	3,697,591
5,170,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/27	5,390,039
2,765,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/28	2,927,250
2,240,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/29	2,402,847
1,770,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/36	1,922,797
2,575,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/28	2,711,823

108

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
New York (continued)
$2,000,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/37	$2,183,396
3,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	3,787,383
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	1,722,856
10,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 09/15/25(a)	10,066,407
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/35	3,334,418
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/36	3,306,225
2,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/37	2,187,348
6,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/25(a)	6,517,629
1,005,000	New York State Dormitory Authority Refunding Revenue Bonds, Series B, (American Municipal Bond Assurance Corp.), 5.50%, 03/15/30	1,108,785
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 08/15/26(a)	2,568,190
5,000,000	New York State Dormitory Authority School Improvements Revenue Bonds, Group 1, Series A, 5.00%, 03/15/26	5,093,859
2,175,000	New York State Dormitory Authority School Improvements Revenue Bonds, Group 2, Series A, 5.00%, 03/15/32	2,303,769
Principal Amount		Value
New York (continued)
$1,575,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/31	$1,753,874
6,655,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/32	7,480,618
1,250,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/33	1,415,088
11,125,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/36	12,658,259
3,750,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.50%, 07/01/54	4,050,034
2,525,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	2,531,459
1,750,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,792,055
3,500,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/28	3,721,065
2,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	2,160,983
3,445,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series B, 5.00%, 06/15/30	3,726,213
4,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/25	4,007,728

109

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
New York (continued)
$2,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/26	$2,047,397
955,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/26	982,668
1,750,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/27	1,827,090
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/34	1,066,554
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,060,195
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/36	1,107,489
6,250,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/41	6,695,986
4,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/15/27	4,176,206
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series C, 5.00%, 09/15/48	3,127,548
5,000,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series F, (State of New York Mortgage Agency), 3.85%, 05/01/62(b)	5,000,564
1,500,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.10%, 11/01/61(b)	1,409,544
Principal Amount		Value
New York (continued)
$1,150,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series P, 5.00%, 01/01/38	$1,251,294
5,500,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/31	6,069,075
5,000,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	5,335,917
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/26	2,088,577
2,500,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 237, 5.00%, 01/15/47	2,588,198
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	7,749,354
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,016,470
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	1,941,567
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	1,009,786
2,750,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	2,941,614
1,500,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/34	1,670,542
2,000,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 4.00%, 11/15/35	2,058,221

110

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

Principal Amount		Value
New York (continued)
$3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/27	$3,126,418
4,740,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B-2, 5.00%, 05/15/31	5,193,674
1,275,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A, 5.00%, 05/15/34	1,410,693
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A, 5.00%, 05/15/38	1,085,431
1,275,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series 1, 5.00%, 06/15/29	1,326,730
2,975,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/27	2,981,552
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	5,110,723
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	5,202,863
5,045,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	5,345,802
3,630,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	3,919,465
4,760,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	5,189,553
2,250,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/33	2,482,633
Principal Amount		Value
New York (continued)
$1,700,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/34	$1,896,838
Total Municipal Bonds (Cost $556,458,171)		544,956,656

CORPORATE BONDS — 1.6%
United States — 1.6%
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,679,419
4,500,000	Cornell University, 4.84%, 06/15/34	4,457,589
Total Corporate Bonds (Cost $9,500,000)		9,137,008

U.S. GOVERNMENT SECURITIES — 1.8%
U.S. Treasury Notes — 1.8%
5,000,000	4.25%, 10/15/25	5,002,148
5,800,000	3.50%, 09/30/26	5,780,742
Total U.S. Government Securities (Cost $10,746,414)		10,782,890

Shares
INVESTMENT COMPANY — 3.1%
18,004,641	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 4.18%(c)	18,004,641

Total Investment Company (Cost $18,004,641)		18,004,641

TOTAL INVESTMENTS — 98.8% (Cost $594,709,226)		$582,881,195

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		7,251,866
NET ASSETS — 100.0%		$590,133,061

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

111

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2025 (Unaudited)

(b)	Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	The rate shown represents the current yield as of April 30, 2025.

The following abbreviation is used in the report:

GO — General Obligation

112

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	TOTAL EQUITY FUND
ASSETS:
Investments, at fair value - unaffiliated	$3,072,631,831	$22,883,104,307	$8,140,458,813	$650,361,458
Foreign currency, at value (Cost $0, $430,040, $5,422,158, and $1,977, respectively)	—	427,816	5,425,393	1,971
Cash	2	7,267,282	2	6
Dividends and interest receivable	806,247	50,734,659	27,810,510	387,491
Receivable for Fund shares sold	251,602	5,353,522	1,875,580	5,944,087
Receivable for investments sold	13,669,771	131,033,141	16,627,039	1,409,338
Unrealized appreciation on forward foreign currency exchange contracts	—	3,509,175	—	—
Prepaid expenses	9,202	32,300	14,878	—
Total Assets	3,087,368,655	23,081,462,202	8,192,212,215	658,104,351
LIABILITIES:
Due to broker for collateral	—	3,980,000	—	—
Payable for Fund shares redeemed	3,048,899	11,936,272	3,468,621	80,357
Payable for investments purchased	169,011	—	17,679,903	22,851,084
Deferred foreign capital gains tax liability (Note 8)	—	12,700,794	1,350,284	7,450
Accrued expenses and other payables:
Investment advisory	1,692,983	14,964,413	5,290,743	59,838
Administration and accounting - unaffiliated	109,336	743,256	336,143	24,280
Administration and accounting - affiliated	77,131	555,386	198,032	4,011
Shareholder servicing fee	514,208	3,702,576	1,320,220	26,737
Custody - unaffiliated	—	—	167,846	—
Custody - affiliated	64,926	503,475	29,926	11,300
Directors	20,281	142,125	50,584	1,214
Legal and audit	52,193	215,411	87,911	3,871
Other	66,661	463,457	185,781	14,256
Total Liabilities	5,815,629	49,907,165	30,165,994	23,084,398
NET ASSETS	$3,081,553,026	$23,031,555,037	$8,162,046,221	$635,019,953
NET ASSETS consist of:
Capital paid-in	$1,765,524,001	$13,827,557,092	$6,979,372,950	$633,145,187
Total distributable earnings	1,316,029,025	9,203,997,945	1,182,673,271	1,874,766
NET ASSETS	$3,081,553,026	$23,031,555,037	$8,162,046,221	$635,019,953
Net Asset Value, maximum offering price and redemption price per share	$23.95	$19.44	$16.05	$9.62
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	128,666,047	1,184,882,997	508,420,678	66,004,457
INVESTMENTS, AT COST	$1,937,427,277	$15,351,727,586	$7,209,268,503	$647,953,270

See Notes to Financial Statements.

113

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2025 (Unaudited)

	CREDIT INCOME FUND	FIXED INCOME FUND	SHORT-TERM BOND FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$2,282,548,518	$1,478,853,074	$92,784,876	$4,201,931,281
Cash	—	—	—	1
Dividends and interest receivable	15,609,401	11,600,897	934,218	51,267,105
Receivable from Advisor	—	—	17,845	—
Receivable for Fund shares sold	890,632	84,480	100	3,290,369
Receivable for investments sold	614,707	—	599,510	—
Unrealized appreciation on swap agreements	2,025,422	—	—	—
Prepaid expenses	7,988	6,836	—	9,777
Total Assets	2,301,696,668	1,490,545,287	94,336,549	4,256,498,533
LIABILITIES:
Due to broker for collateral	2,010,000	—	—	—
Payable to Custodian	—	14,202	1,903	—
Payable for Fund shares redeemed	2,263,255	249,484	73,000	3,280,427
Payable for investments purchased	174,500	7,001,420	500,000	79,277,350
Accrued expenses and other payables:
Investment advisory	1,070,066	336,646	—	993,924
Administration and accounting - unaffiliated	139,899	54,452	7,704	153,298
Administration and accounting - affiliated	56,343	36,204	2,186	102,834
Shareholder servicing fee	375,621	241,361	14,570	685,561
Custody - unaffiliated	4,910	—	—	—
Custody - affiliated	—	18,103	1,093	51,416
Directors	14,539	8,098	133	24,300
Legal and audit	103,463	38,010	658	45,868
Other	61,543	30,053	4,913	91,859
Total Liabilities	6,274,139	8,028,033	606,160	84,706,837
NET ASSETS	$2,295,422,529	$1,482,517,254	$93,730,389	$4,171,791,696
NET ASSETS consist of:
Capital paid-in	$2,954,453,815	$1,628,330,802	$92,708,483	$4,428,058,442
Total distributable earnings/(accumulated loss)	(659,031,286)	(145,813,548)	1,021,906	(256,266,746)
NET ASSETS	$2,295,422,529	$1,482,517,254	$93,730,389	$4,171,791,696
Net Asset Value, maximum offering price and redemption price per share	$7.90	$10.23	$10.23	$11.34
Number of shares authorized	3,500,000,000	2,000,000,000	3,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	290,467,963	144,935,584	9,160,615	368,011,848
INVESTMENTS, AT COST	$2,768,560,107	$1,463,931,160	$91,942,494	$4,248,202,053

See Notes to Financial Statements.

114

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2025 (Unaudited)

	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$352,739,248	$582,881,195
Dividends and interest receivable	4,755,476	7,813,735
Receivable for Fund shares sold	148,146	13,350
Prepaid expenses	5,768	5,983
Total Assets	357,648,638	590,714,263
LIABILITIES:
Payable for Fund shares redeemed	281,637	252,484
Payable for investments purchased	5,000,000	—
Accrued expenses and other payables:
Investment advisory	79,103	134,969
Administration and accounting - unaffiliated	21,670	30,659
Administration and accounting - affiliated	8,955	14,634
Shareholder servicing fee	59,704	97,558
Custody - affiliated	4,478	7,317
Directors	2,121	3,368
Legal and audit	14,531	17,034
Other	17,492	23,179
Total Liabilities	5,489,691	581,202
NET ASSETS	$352,158,947	$590,133,061
NET ASSETS consist of:
Capital paid-in	$373,465,201	$622,029,388
Total accumulated loss	(21,306,254)	(31,896,327)
NET ASSETS	$352,158,947	$590,133,061
Net Asset Value, maximum offering price and redemption price per share	$9.56	$9.71
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	36,836,629	60,745,167
INVESTMENTS, AT COST	$357,770,773	$594,709,226

See Notes to Financial Statements.

115

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	TOTAL EQUITY FUND(a)
INVESTMENT INCOME:
Interest	$1,745,262	$9,531,802	$1,247,222	$104,690
Dividends - unaffiliated	12,927,340	211,428,950	85,760,697	571,739
Foreign tax withheld	(183,033)	(11,994,220)	(6,516,841)	(61,042)
Total investment income	14,489,569	208,966,532	80,491,078	615,387
EXPENSES:
Investment advisory fees	11,615,770	97,988,172	36,878,806	160,620
Shareholder servicing fees	3,459,647	24,264,594	8,677,366	40,239
Administration and accounting fees - unaffiliated	272,306	1,772,732	666,749	21,852
Administration and accounting fees - affiliated	518,947	3,639,689	1,301,605	6,036
Custodian fees - unaffiliated	—	—	886,997	—
Custodian fees - affiliated	328,188	3,221,522	236,357	13,088
Directors fees and expenses	39,862	277,652	99,023	1,214
Insurance premiums	9,538	32,503	15,400	—
Legal and audit fees	60,165	372,039	136,138	3,893
Printing and postage fees	13,383	64,790	25,779	2,595
Registration fees	18,649	22,242	24,842	13,205
Transfer agent fees	171,727	1,145,294	415,614	10,381
Miscellaneous expenses	10,600	86,708	145,355	3,726
Total expenses	16,518,782	132,887,937	49,510,031	276,849
Expenses waived by Advisor	(85,460)	—	(1,784,518)	(79,678)
Net expenses	16,433,322	132,887,937	47,725,513	197,171
NET INVESTMENT INCOME/(LOSS)	(1,943,753)	76,078,595	32,765,565	418,216
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, FOREIGN CURRENCY TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain/(loss) on:
Investments	187,708,584	1,720,898,886	295,885,613	(822,826)
Forward foreign currency exchange contracts	—	(5,229,143)	—	—
Foreign currency transactions	(74,158)	(5,157,336)	(1,299,459)	(152,741)
Foreign capital gains tax	—	(1,578,939)	(231,030)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(275,995,612)	(1,762,252,938)	(331,773,430)	2,408,188
Forward foreign currency exchange contracts	—	9,035,327	—	—
Foreign currency transactions	(52,627)	1,755,846	1,315,440	31,379
Deferred foreign capital gains taxed on unrealized appreciation/(depreciation)	—	(680,356)	413,071	(7,450)
Net realized and change in unrealized gain/(loss) on investments, forward foreign currency exchange contracts, foreign currency transactions, and foreign capital gains taxes	(88,413,813)	(43,208,653)	(35,689,795)	1,456,550
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(90,357,566)	$32,869,942	$(2,924,230)	$1,874,766

(a)	For the period from February 28, 2025 (commencement of operations) to April 30, 2025.

See Notes to Financial Statements.

116

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2025 (Unaudited)

	CREDIT INCOME FUND	FIXED INCOME FUND	SHORT-TERM BOND FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$63,550,763	$31,144,087	$1,700,540	$66,604,837
Dividends - unaffiliated	10,695,656	1,727	292	45,612
Total investment income	74,246,419	31,145,814	1,700,832	66,650,449
EXPENSES:
Investment advisory fees	6,622,609	2,849,961	120,493	7,615,621
Shareholder servicing fees	2,272,979	1,416,025	75,308	4,139,259
Administration and accounting fees - unaffiliated	205,250	110,704	15,756	304,337
Administration and accounting fees - affiliated	340,947	212,404	11,296	620,889
Custodian fees - unaffiliated	30,230	—	—	—
Custodian fees - affiliated	—	106,202	5,648	310,444
Directors fees and expenses	26,137	15,513	596	46,049
Insurance premiums	8,450	7,249	3,562	10,288
Legal and audit fees	95,056	31,155	4,865	66,956
Printing and postage fees	10,868	8,454	5,011	15,042
Registration fees	13,663	25,240	25,192	35,896
Transfer agent fees	117,373	70,823	8,297	197,625
Miscellaneous expenses	83,093	14,594	8,747	41,106
Total expenses	9,826,655	4,868,324	284,771	13,403,512
Expenses waived by Advisor	(166,495)	(832,654)	(145,451)	(1,606,623)
Net expenses	9,660,160	4,035,670	139,320	11,796,889
NET INVESTMENT INCOME	64,586,259	27,110,144	1,561,512	54,853,560
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SWAP AGREEMENTS:
Net realized loss on:
Investments	(328,251)	(11,512,830)	(112,650)	(15,144,233)
Futures contracts	(1,689,872)	—	—	—
Swap agreements	(714,828)	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(32,363,254)	29,126,465	838,422	(29,681,868)
Swap agreements	3,312,757	—	—	—
Net realized and change in unrealized gain/(loss) on investments, futures contracts and swap agreements	(31,783,448)	17,613,635	725,772	(44,826,101)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,802,811	$44,723,779	$2,287,284	$10,027,459

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2025 (Unaudited)

	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$6,025,656	$8,463,943
Dividends - unaffiliated	419	5,115
Total investment income	6,026,075	8,469,058
EXPENSES:
Investment advisory fees	828,809	1,278,108
Shareholder servicing fees	368,360	577,068
Administration and accounting fees - unaffiliated	38,661	53,432
Administration and accounting fees - affiliated	55,254	86,560
Custodian fees - affiliated	27,627	43,280
Directors fees and expenses	4,113	6,397
Insurance premiums	6,089	6,328
Legal and audit fees	14,166	17,368
Printing and postage fees	5,842	6,365
Registration fees	11,258	12,035
Transfer agent fees	22,997	32,575
Miscellaneous expenses	9,733	13,600
Total expenses	1,392,909	2,133,116
Expenses waived by Advisor	(343,084)	(488,473)
Net expenses	1,049,825	1,644,643
NET INVESTMENT INCOME	4,976,250	6,824,415
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(423,905)	(342,138)
Net change in unrealized (depreciation) on:
Investments	(4,722,227)	(5,702,315)
Net realized and change in unrealized gain/(loss) on investments	(5,146,132)	(6,044,453)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(169,882)	$779,962

See Notes to Financial Statements.

118

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2024

FROM OPERATIONS:
Net investment loss	$(1,943,753)	$(725,962)
Net realized gain on investments and foreign currency transactions	187,634,426	372,931,811
Net realized gain on redemptions in-kind	—	57,604,732
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(276,048,239)	548,696,010
Net increase/(decrease) in net assets resulting from operations	(90,357,566)	978,506,591

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(343,469,046)	(251,769,397)
Total distributions to shareholders	(343,469,046)	(251,769,397)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	142,644,170	211,302,539
Reinvestment of distributions	206,697,000	155,213,606
Value of capital stock redeemed	(365,978,142)	(448,987,760)
Net decrease in net assets resulting from capital stock transactions	(16,636,972)	(82,471,615)
Net increase/(decrease) in net assets	(450,463,584)	644,265,579

NET ASSETS:
Beginning of period	3,532,016,610	2,887,751,031
End of period	$3,081,553,026	$3,532,016,610

CAPITAL SHARE TRANSACTIONS:
Shares sold	5,561,663	8,580,992
Shares issued as reinvestment of distributions	8,192,509	6,804,580
Shares redeemed in-kind	—	(934,146)
Shares redeemed	(14,625,703)	(17,014,957)
Net decrease in shares outstanding	(871,531)	(2,563,531)

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	LARGE CAP STRATEGIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2024

FROM OPERATIONS:
Net investment income	$76,078,595	$133,068,671
Net realized gain on investments, forward foreign currency exchange contracts, foreign currency transactions and foreign capital gains tax	1,708,933,468	1,423,995,001
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts, foreign currency transactions, net of foreign deferred taxes	(1,752,142,121)	5,108,914,830
Net increase in net assets resulting from operations	32,869,942	6,665,978,502

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(1,364,718,966)	(122,213,975)
Total distributions to shareholders	(1,364,718,966)	(122,213,975)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	528,196,500	1,078,093,056
Reinvestment of distributions	714,228,783	32,618,866
Value of capital stock redeemed	(1,519,084,157)	(2,699,329,776)
Net decrease in net assets resulting from capital stock transactions	(276,658,874)	(1,588,617,854)
Net increase/(decrease) in net assets	(1,608,507,898)	4,955,146,673

NET ASSETS:
Beginning of period	24,640,062,935	19,684,916,262
End of period	$23,031,555,037	$24,640,062,935

CAPITAL SHARE TRANSACTIONS:
Shares sold	26,444,616	58,151,648
Shares issued as reinvestment of distributions	36,145,182	1,898,035
Shares redeemed	(76,963,739)	(145,140,531)
Net decrease in shares outstanding	(14,373,941)	(85,090,848)

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	SMALL & MID CAP STRATEGIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2024

FROM OPERATIONS:
Net investment income	$32,765,565	$53,737,072
Net realized gain on investments, foreign currency transactions and foreign capital gains tax	294,355,124	348,634,899
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	(330,044,919)	1,468,657,425
Net increase/(decrease) in net assets resulting from operations	(2,924,230)	1,871,029,396

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(330,387,671)	(52,892,671)
Total distributions to shareholders	(330,387,671)	(52,892,671)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	367,783,066	954,799,857
Reinvestment of distributions	154,595,814	14,308,234
Value of capital stock redeemed	(868,544,161)	(1,298,432,985)
Net decrease in net assets resulting from capital stock transactions	(346,165,281)	(329,324,894)
Net increase/(decrease) in net assets	(679,477,182)	1,488,811,831

NET ASSETS:
Beginning of period	8,841,523,403	7,352,711,572
End of period	$8,162,046,221	$8,841,523,403

CAPITAL SHARE TRANSACTIONS:
Shares sold	22,569,245	60,801,939
Shares issued as reinvestment of distributions	9,668,281	944,438
Shares redeemed	(54,305,030)	(84,445,971)
Net decrease in shares outstanding	(22,067,504)	(22,699,594)

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

TOTAL EQUITY FUND
FOR THE PERIOD ENDED APRIL 30, 2025(a) (Unaudited)

FROM OPERATIONS:
Net investment income	$418,216
Net realized (loss) on investments and foreign currency transactions	(975,567)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	2,432,117
Net increase in net assets resulting from operations	1,874,766

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	—
Total distributions to shareholders	—

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	634,365,168
Reinvestment of distributions	—
Value of capital stock redeemed	(1,219,981)
Net increase in net assets resulting from capital stock transactions	633,145,187
Net increase in net assets	635,019,953

NET ASSETS:
Beginning of period	—
End of period	$635,019,953

CAPITAL SHARE TRANSACTIONS:
Shares sold	66,132,300
Shares issued as reinvestment of distributions	—
Shares redeemed	(127,843)
Net increase in shares outstanding	66,004,457

(a)	For the period from February 28, 2025 (commencement of operations) to April 30, 2025.

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	CREDIT INCOME FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2024

FROM OPERATIONS:
Net investment income	$64,586,259	$136,879,023
Net realized (loss) on investments, futures contracts and swap agreements	(2,732,951)	(22,888,560)
Net change in unrealized appreciation/(depreciation) on investments and swap agreements	(29,050,497)	179,226,338
Net increase in net assets resulting from operations	32,802,811	293,216,801

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(68,387,363)	(136,598,824)
Total distributions to shareholders	(68,387,363)	(136,598,824)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	272,758,007	586,100,662
Reinvestment of distributions	18,292,851	44,814,084
Value of capital stock redeemed	(339,978,759)	(646,042,483)
Net decrease in net assets resulting from capital stock transactions	(48,927,901)	(15,127,737)
Net increase/(decrease) in net assets	(84,512,453)	141,490,240

NET ASSETS:
Beginning of period	2,379,934,982	2,238,444,742
End of period	$2,295,422,529	$2,379,934,982

CAPITAL SHARE TRANSACTIONS:
Shares sold	34,445,282	73,047,995
Shares issued as reinvestment of distributions	2,319,967	5,590,623
Shares redeemed	(42,746,441)	(80,696,913)
Net decrease in shares outstanding	(5,981,192)	(2,058,295)

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2024

FROM OPERATIONS:
Net investment income	$27,110,144	$52,810,098
Net realized (loss) on investments	(11,512,830)	(12,863,723)
Net change in unrealized appreciation/(depreciation) on investments	29,126,465	68,254,975
Net increase in net assets resulting from operations	44,723,779	108,201,350

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(27,222,235)	(54,186,280)
Total distributions to shareholders	(27,222,235)	(54,186,280)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	137,428,847	219,867,269
Reinvestment of distributions	13,861,902	29,529,938
Value of capital stock redeemed	(75,759,392)	(300,747,384)
Net increase/(decrease) in net assets resulting from capital stock transactions	75,531,357	(51,350,177)
Net increase in net assets	93,032,901	2,664,893

NET ASSETS:
Beginning of period	1,389,484,353	1,386,819,460
End of period	$1,482,517,254	$1,389,484,353

CAPITAL SHARE TRANSACTIONS:
Shares sold	13,650,991	21,785,902
Shares issued as reinvestment of distributions	1,382,701	2,918,415
Shares redeemed	(7,522,900)	(29,990,162)
Net increase/(decrease) in shares outstanding	7,510,792	(5,285,845)

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	SHORT-TERM BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE PERIOD ENDED OCTOBER 31, 2024(a)

FROM OPERATIONS:
Net investment income	$1,561,512	$718,596
Net realized gain/(loss) on investments	(112,650)	1,884
Net change in unrealized appreciation/(depreciation) on investments	838,422	3,960
Net increase in net assets resulting from operations	2,287,284	724,440

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(1,434,824)	(554,994)
Total distributions to shareholders	(1,434,824)	(554,994)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	46,802,969	63,667,402
Reinvestment of distributions	295,505	129,606
Value of capital stock redeemed	(14,292,233)	(3,894,766)
Net increase in net assets resulting from capital stock transactions	32,806,241	59,902,242
Net increase in net assets	33,658,701	60,071,688

NET ASSETS:
Beginning of period	60,071,688	—
End of period	$93,730,389	$60,071,688

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,613,092	6,297,201
Shares issued as reinvestment of distributions	29,248	12,836
Shares redeemed	(1,408,817)	(382,945)
Net increase in shares outstanding	3,233,523	5,927,092

(a)	For the period from February 29, 2024 (commencement of operations) to October 31, 2024.

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2024

FROM OPERATIONS:
Net investment income	$54,853,560	$100,965,438
Net realized (loss) on investments	(15,144,233)	(28,741,511)
Net change in unrealized appreciation/(depreciation) on investments	(29,681,868)	167,513,967
Net increase in net assets resulting from operations	10,027,459	239,737,894

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(55,092,181)	(98,794,555)
Total distributions to shareholders	(55,092,181)	(98,794,555)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	443,582,579	762,858,325
Reinvestment of distributions	11,466,378	20,767,580
Value of capital stock redeemed	(384,514,396)	(573,657,356)
Net increase in net assets resulting from capital stock transactions	70,534,561	209,968,549
Net increase in net assets	25,469,839	350,911,888

NET ASSETS:
Beginning of period	4,146,321,857	3,795,409,969
End of period	$4,171,791,696	$4,146,321,857

CAPITAL SHARE TRANSACTIONS:
Shares sold	38,806,660	66,183,133
Shares issued as reinvestment of distributions	1,007,581	1,799,014
Shares redeemed	(33,710,463)	(49,838,558)
Net increase in shares outstanding	6,103,778	18,143,589

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	CALIFORNIA MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2024

FROM OPERATIONS:
Net investment income	$4,976,250	$9,137,338
Net realized (loss) on investments	(423,905)	(917,011)
Net change in unrealized appreciation/(depreciation) on investments	(4,722,227)	12,666,504
Net increase/(decrease) in net assets resulting from operations	(169,882)	20,886,831

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(4,974,132)	(9,190,192)
Total distributions to shareholders	(4,974,132)	(9,190,192)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	34,021,961	63,752,147
Reinvestment of distributions	1,419,483	2,972,465
Value of capital stock redeemed	(46,467,482)	(50,340,743)
Net increase/(decrease) in net assets resulting from capital stock transactions	(11,026,038)	16,383,869
Net increase/(decrease) in net assets	(16,170,052)	28,080,508

NET ASSETS:
Beginning of period	368,328,999	340,248,491
End of period	$352,158,947	$368,328,999

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,520,804	6,546,565
Shares issued as reinvestment of distributions	147,404	304,429
Shares redeemed	(4,840,779)	(5,188,556)
Net increase/(decrease) in shares outstanding	(1,172,571)	1,662,438

See Notes to Financial Statements.

127

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	NEW YORK MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2025 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2024

FROM OPERATIONS:
Net investment income	$6,824,415	$13,417,480
Net realized (loss) on investments	(342,138)	(1,613,026)
Net change in unrealized appreciation/(depreciation) on investments	(5,702,315)	22,444,531
Net increase in net assets resulting from operations	779,962	34,248,985

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(6,831,949)	(13,261,140)
Total distributions to shareholders	(6,831,949)	(13,261,140)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	98,025,908	90,280,293
Reinvestment of distributions	1,690,166	3,487,839
Value of capital stock redeemed	(83,680,907)	(83,561,528)
Net increase in net assets resulting from capital stock transactions	16,035,167	10,206,604
Net increase in net assets	9,983,180	31,194,449

NET ASSETS:
Beginning of period	580,149,881	548,955,432
End of period	$590,133,061	$580,149,881

CAPITAL SHARE TRANSACTIONS:
Shares sold	9,999,378	9,147,248
Shares issued as reinvestment of distributions	173,179	353,062
Shares redeemed	(8,556,705)	(8,470,637)
Net increase in shares outstanding	1,615,852	1,029,673

See Notes to Financial Statements.

128

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		YEAR ENDED OCTOBER 31,
			2024	2023		2022		2021		2020
Net asset value, beginning of period	$27.27		$21.86	$20.25		$27.31		$20.18		$18.84
Investment operations:
Net investment income/(loss)(a)	(0.01)		(0.01)	0.05		0.03		(0.02)		0.02
Net realized and unrealized gain/(loss)	(0.62)		7.36	2.06		(5.55)		7.85		3.02
Total from investment operations	(0.63)		7.35	2.11		(5.52)		7.83		3.04
Distributions:
Net investment income	—		(0.05)	(0.04)		—		(0.01)		(0.08)
Net realized gains	(2.69)		(1.89)	(0.46)		(1.54)		(0.69)		(1.62)
Total distributions	(2.69)		(1.94)	(0.50)		(1.54)		(0.70)		(1.70)
Net asset value, end of period	$23.95		$27.27	$21.86		$20.25		$27.31		$20.18
Total return	(2.8	)%(b)	35.3%	10.7%		(21.3)%		39.8%		17.3%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,081,553		$3,532,017	$2,887,751		$2,802,415		$3,648,683		$2,283,906
Ratio of expenses to average net assets before expense waivers	0.95	%(c)	0.95%	0.96	%(d)	0.96	%(d)	0.96	%(d)	0.97	%(d)
Ratio of expenses to average net assets after expense waivers	0.95	%(c)	0.95%	0.96%		0.96%		0.96%		0.97%
Ratio of net investment income/(loss) to average net assets	(0.11	)%(c)	(0.02)%	0.22%		0.12%		(0.10)%		0.10%
Portfolio turnover rate	20	%(b)	41%	54%		54%		30%		43%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

129

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		YEAR ENDED OCTOBER 31,
			2024	2023	2022		2021	2020
Net asset value, beginning of period	$20.55		$15.33	$14.36	$20.11		$15.26	$14.99
Investment operations:
Net investment income(a)	0.06		0.11	0.09	0.05		0.01	0.07
Net realized and unrealized gain/(loss)	(0.02)		5.21	0.97	(4.56)		5.08	0.94
Total from investment operations	0.04		5.32	1.06	(4.51)		5.09	1.01
Distributions:
Net investment income	(0.09)		(0.10)	(0.09)	(0.00	)(b)	(0.05)	(0.12)
Net realized gains	(1.06)		—	—	(1.24)		(0.19)	(0.62)
Total distributions	(1.15)		(0.10)	(0.09)	(1.24)		(0.24)	(0.74)
Net asset value, end of period	$19.44		$20.55	$15.33	$14.36		$20.11	$15.26
Total return	0.1	%(c)	34.8%	7.4%	(23.8)%		33.6%	7.0%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$23,031,555		$24,640,063	$19,684,916	$19,383,130		$25,742,487	$17,609,533
Ratio of expenses to average net assets before expense waivers(d)(e)	1.10	%(f)	1.09%	1.10%	1.09%		1.09%	1.10%
Ratio of expenses to average net assets after expense waivers	1.10	%(f)	1.09%	1.10%	1.09%		1.09%	1.10%
Ratio of net investment income to average net assets	0.63	%(f)	0.57%	0.55%	0.29%		0.05%	0.48%
Portfolio turnover rate	26	%(c)	37%	23%	52%		43%	76%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is greater than $(0.005) per share.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	There were no voluntary fee reductions during the period.
(f)	Annualized.

See Notes to Financial Statements.

130

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		YEAR ENDED OCTOBER 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.67		$13.29	$13.43	$19.92	$15.57	$15.39
Investment operations:
Net investment income/(loss)(a)	0.06		0.10	0.07	0.08	(0.02)	0.03
Net realized and unrealized gain/(loss)	(0.05)		3.38	(0.14)	(5.22)	4.97	0.88
Total from investment operations	0.01		3.48	(0.07)	(5.14)	4.95	0.91
Distributions:
Net investment income	(0.15)		(0.10)	(0.07)	(0.02)	(0.03)	(0.09)
Net realized gains	(0.48)		—	—	(1.33)	(0.57)	(0.64)
Total distributions	(0.63)		(0.10)	(0.07)	(1.35)	(0.60)	(0.73)
Net asset value, end of period	$16.05		$16.67	$13.29	$13.43	$19.92	$15.57
Total return	0.1	%(b)	26.3%	(0.5)%	(27.4)%	32.1%	5.9%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$8,162,046		$8,841,523	$7,352,712	$7,353,983	$9,746,839	$6,765,243
Ratio of expenses to average net assets before expense waivers(c)	1.14	%(d)	1.14%	1.14%	1.14%	1.14%	1.15%
Ratio of expenses to average net assets after expense waivers	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.11%
Ratio of net investment income/(loss) to average net assets	0.76	%(d)	0.64%	0.51%	0.50%	(0.10)%	0.17%
Portfolio turnover rate	36	%(b)	62%	41%	81%	46%	65%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(d)	Annualized.

See Notes to Financial Statements.

131

Old Westbury Funds, Inc.
Total Equity Fund
Financial Highlights

For a Share Outstanding Throughout the Period.

	PERIOD FROM FEBRUARY 28, 2025(a) TO APRIL 30, 2025 (Unaudited)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	0.03
Net realized and unrealized loss	(0.41)
Total from investment operations	(0.38)
Net asset value, end of period	$9.62
Total return	(3.7	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$635,020
Ratio of expenses to average net assets before expense waivers	1.38	%(d)
Ratio of expenses to average net assets after expense waivers	0.98	%(d)
Ratio of net investment income to average net assets	2.08	%(d)
Portfolio turnover rate	2	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

132

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		YEAR ENDED OCTOBER 31,				PERIOD FROM OCTOBER 1, 2020(a) TO OCTOBER 31, 2020
			2024	2023	2022	2021
Net asset value, beginning of period	$8.03		$7.50	$7.97	$10.15	$9.99	$10.00
Investment operations:
Net investment income(b)	0.22		0.46	0.43	0.40	0.43	0.05
Net realized and unrealized gain/(loss)	(0.11)		0.53	(0.48)	(2.17)	0.15	(0.06)
Total from investment operations	0.11		0.99	(0.05)	(1.77)	0.58	(0.01)
Distributions:
Net investment income	(0.24)		(0.46)	(0.42)	(0.41)	(0.42)	—
Total distributions	(0.24)		(0.46)	(0.42)	(0.41)	(0.42)	—
Net asset value, end of period	$7.90		$8.03	$7.50	$7.97	$10.15	$9.99
Total return	1.4	%(c)	13.4%	(1.0)%	(17.8)%	5.9%	(0.1	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,295,423		$2,379,935	$2,238,445	$2,322,013	$2,950,576	$1,939,199
Ratio of expenses to average net assets before expense waivers(d)	0.86	%(e)	0.85%	0.87%	0.86%	0.87%	0.94	%(e)
Ratio of expenses to average net assets after expense waivers	0.85	%(e)	0.85%	0.85%	0.85%	0.85%	0.85	%(e)
Ratio of net investment income to average net assets	5.68	%(e)	5.69%	5.34%	4.36%	4.23%	5.33	%(e)
Portfolio turnover rate	10	%(c)	20%	45%	22%	24%	1	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	Annualized.

See Notes to Financial Statements.

133

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		YEAR ENDED OCTOBER 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.11		$9.72	$9.88	$11.25	$11.82	$11.43
Investment operations:
Net investment income(a)	0.19		0.38	0.27	0.14	0.11	0.16
Net realized and unrealized gain/(loss)	0.12		0.40	(0.15)	(1.30)	(0.25)	0.43
Total from investment operations	0.31		0.78	0.12	(1.16)	(0.14)	0.59
Distributions:
Net investment income	(0.19)		(0.39)	(0.28)	(0.19)	(0.19)	(0.20)
Net realized gains	—		—	—	(0.02)	(0.24)	—
Total distributions	(0.19)		(0.39)	(0.28)	(0.21)	(0.43)	(0.20)
Net asset value, end of period	$10.23		$10.11	$9.72	$9.88	$11.25	$11.82
Total return	3.1	%(b)	8.1%	1.2%	(10.4)%	(1.2)%	5.2%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,482,517		$1,389,484	$1,368,819	$1,393,537	$1,568,691	$1,669,086
Ratio of expenses to average net assets before expense waivers	0.69	%(c)	0.69%	0.69%	0.69%	0.68%	0.68%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	3.83	%(c)	3.74%	2.69%	1.33%	0.97%	1.39%
Portfolio turnover rate	49	%(b)	102%	92%	56%	58%	87%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

134

Old Westbury Funds, Inc.
Short-Term Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		PERIOD FROM FEBRUARY 29, 2024(a) TO OCTOBER 31, 2024

Net asset value, beginning of period	$10.14		$10.00
Investment operations:
Net investment income(b)	0.21		0.30
Net realized and unrealized gains	0.07		0.07
Total from investment operations	0.28		0.37
Distributions:
Net investment income	(0.19)		(0.23)
Net realized gains	(0.00	)(c)	—
Total distributions	(0.19)		(0.23)
Net asset value, end of period	$10.23		$10.14
Total return	2.8	%(d)	3.7	%(d)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$93,730		$60,072
Ratio of expenses to average net assets before expense waivers	0.76	%(e)	0.98	%(e)
Ratio of expenses to average net assets after expense waivers	0.37	%(e)	0.37	%(e)
Ratio of net investment income to average net assets	4.15	%(e)	4.51	%(e)
Portfolio turnover rate	19	%(d)	13	%(d)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Amount is greater than $(0.005) per share.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		YEAR ENDED OCTOBER 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.46		$11.04	$11.10	$12.33	$12.52	$12.26
Investment operations:
Net investment income(a)	0.15		0.29	0.22	0.11	0.12	0.15
Net realized and unrealized gain/(loss)	(0.12)		0.41	(0.07)	(1.09)	(0.12)	0.26
Total from investment operations	0.03		0.70	0.15	(0.98)	0.00	0.41
Distributions:
Net investment income	(0.15)		(0.28)	(0.21)	(0.11)	(0.12)	(0.15)
Net realized gains	—		—	—	(0.14)	(0.07)	—
Total distributions	(0.15)		(0.28)	(0.21)	(0.25)	(0.19)	(0.15)
Net asset value, end of period	$11.34		$11.46	$11.04	$11.10	$12.33	$12.52
Total return	0.3	%(b)	6.3%	1.3%	(8.1)%	(0.1)%	3.4%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$4,171,792		$4,146,322	$3,795,410	$3,814,359	$4,234,247	$4,201,639
Ratio of expenses to average net assets before expense waivers	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.65	%(c)	2.48%	1.93%	0.97%	0.93%	1.21%
Portfolio turnover rate	23	%(b)	39%	52%	55%	58%	40%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

136

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		YEAR ENDED OCTOBER 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.69		$9.36	$9.39	$10.38	$10.57	$10.37
Investment operations:
Net investment income(a)	0.13		0.25	0.22	0.12	0.11	0.12
Net realized and unrealized gain/(loss)	(0.13)		0.33	(0.04)	(0.91)	(0.11)	0.22
Total from investment operations	0.00		0.58	0.18	(0.79)	0.00	0.34
Distributions:
Net investment income	(0.13)		(0.25)	(0.21)	(0.11)	(0.11)	(0.12)
Net realized gains	—		—	—	(0.09)	(0.08)	(0.02)
Total distributions	(0.13)		(0.25)	(0.21)	(0.20)	(0.19)	(0.14)
Net asset value, end of period	$9.56		$9.69	$9.36	$9.39	$10.38	$10.57
Total return	(0.0	)%(b)(c)	6.2%	1.9%	(7.7)%	(0.1)%	3.3%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$352,159		$368,329	$340,248	$314,887	$346,155	$400,367
Ratio of expenses to average net assets before expense waivers	0.76	%(d)	0.76%	0.76%	0.77%	0.76%	0.76%
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.70	%(d)	2.56%	2.28%	1.17%	1.03%	1.13%
Portfolio turnover rate	10	%(b)	35%	75%	60%	25%	26%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Amount is greater than (0.05)%.
(d)	Annualized.

See Notes to Financial Statements.

137

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)		YEAR ENDED OCTOBER 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.81		$9.45	$9.48	$10.43	$10.55	$10.42
Investment operations:
Net investment income(a)	0.11		0.23	0.19	0.11	0.11	0.12
Net realized and unrealized gain/(loss)	(0.10)		0.36	(0.04)	(0.91)	(0.05)	0.16
Total from investment operations	0.01		0.59	0.15	(0.80)	0.06	0.28
Distributions:
Net investment income	(0.11)		(0.23)	(0.18)	(0.11)	(0.11)	(0.12)
Net realized gains	—		—	—	(0.04)	(0.07)	(0.03)
Total distributions	(0.11)		(0.23)	(0.18)	(0.15)	(0.18)	(0.15)
Net asset value, end of period	$9.71		$9.81	$9.45	$9.48	$10.43	$10.55
Total return	0.1	%(b)	6.2%	1.6%	(7.7)%	0.6%	2.7%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$590,133		$580,150	$548,955	$546,067	$626,544	$582,500
Ratio of expenses to average net assets before expense waivers	0.74	%(c)	0.74%	0.74%	0.74%	0.74%	0.75%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.37	%(c)	2.35%	1.93%	1.14%	1.01%	1.13%
Portfolio turnover rate	9	%(b)	32%	48%	45%	23%	37%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

138

Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2025 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2025, the Corporation consisted of ten separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Total Equity Fund (“Total Equity Fund”)*	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)	Income. Capital appreciation is a secondary objective.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Short-Term Bond Fund (“Short-Term Bond Fund”)	Income. Capital appreciation is a secondary objective.
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

* Total Equity Fund commenced operations on February 28, 2025.

As of April 30, 2025, the Corporation has authorized a total of 26.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

139

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by Bessemer Investment Management LLC (“BIM”), or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are fair valued pursuant to policies and procedures approved by the Board. The Board has designated BIM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to BIM the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Pricing Committee (as defined below), with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment infor-

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mation, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, and Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 38 days and the Total Equity Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 20 days during the period ended April 30, 2025. As a result, on days when the index change exceeded predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level was not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2025, foreign securities were fair valued as the change in the S&P 500 Index exceeded the Funds’ predetermined Level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. BIM, as the valuation designee, is responsible for (i) periodically assessing material valuation risks, including material conflicts of interest, and managing identified valuation risks; (ii) establishing and applying fair value methodologies, taking into account each of the Fund’s valuation risks; (iii) testing the appropriateness and accuracy of fair value methodologies selected, including identifying testing methods and minimum frequency for their use; and (iv) overseeing pricing services. BIM has established a pricing committee (the “Pricing Committee”) to fulfill certain functions under the valuation policies and procedures. Investments for which a market quotation is not readily available are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of the portfolio manager and any other relevant matters. When the fair valuation of investments uses significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the specific identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/ or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended April 30, 2025, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

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The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, foreign currency transactions, and foreign capital gains taxes in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. The Funds had no short sales outstanding at April 30, 2025.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the Secured Overnight Financing Rate, the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which

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is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2025, the Funds had no unfunded floating rate loan interests.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance. The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and Total Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

3.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of, and income generated by, securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness, or general market conditions, overall economic trends or events, governmental actions or intervention, armed conflicts, terrorist activities, political developments, actions taken by the Federal Reserve or other central banks, market disruptions caused by trade disputes or other events or circumstances, natural disasters, rapid inflation, supply chain disruptions, international sanctions, a pandemic or other public health crisis, currency and interest rate and price fluctuations, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Bond Fund invest a substantial amount of their assets in municipal obligations of issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

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C. Shareholder Concentration Risk.

As of April 30, 2025, the following Funds had omnibus accounts which each owned more than 5% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
All Cap Core Fund	1	98.64%
Large Cap Strategies Fund	1	97.95%
Small & Mid Cap Strategies Fund	1	98.57%
Total Equity Fund	1	99.98%
Credit Income Fund	1	99.42%
Fixed Income Fund	1	99.61%
Short-Term Bond Fund	1	99.35%
Municipal Bond Fund	1	99.27%
California Municipal Bond Fund	1	99.99%
New York Municipal Bond Fund	1	99.39%

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•        Level 1 - quoted prices generally in active markets for identical securities.

•        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•        Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Common Stocks	$2,923,109,632(b)	$77,882,079(b)	$—	$3,000,991,711
Exchange-Traded Funds	20,684,003	—	—	20,684,003
Investment Company	50,956,117	—	—	50,956,117
Total	$2,994,749,752	$77,882,079	$—	$3,072,631,831

Large Cap Strategies Fund
Common Stocks	$15,455,008,692(b)	$6,945,836,609(b)	$—	$22,400,845,301
Rights/Warrants	—	—	0(b)	0
Exchange-Traded Funds	129,202,596	—	—	129,202,596
U.S. Government Securities	—	159,709,074	—	159,709,074
Investment Company	193,347,336	—	—	193,347,336
Other financial instruments - Assets Forward foreign currency exchange contracts	—	3,509,175(b)	—	3,509,175
Total	$15,777,558,624	$7,109,054,858	$0	$22,886,613,482

Small & Mid Cap Strategies Fund
Common Stocks
Australia	$2,851,664	$209,022,288	$—	$211,873,952
Austria	—	62,277,183	—	62,277,183
Bahamas	5,177,000	—	—	5,177,000
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Belgium	$—	$13,789,615	$—	$13,789,615
Brazil	41,007,351	—	—	41,007,351
Canada	145,847,512	—	—	145,847,512
Chile	10,193,663	—	—	10,193,663
China	66,278,776	340,485,426	—	406,764,202
Denmark	—	58,535,121	—	58,535,121
Finland	—	42,501,051	—	42,501,051
France	—	187,206,732	—	187,206,732
Germany	27,814	166,439,645	—	166,467,459
Greece	—	9,699,888	—	9,699,888
Hong Kong	—	51,109,517	—	51,109,517
India	—	35,252,638	—	35,252,638
Indonesia	—	5,170,203	—	5,170,203
Ireland	11,277,770	15,993,362	—	27,271,132
Israel	24,595,993	83,078,157	—	107,674,150
Italy	6,484,931	157,895,651	—	164,380,582
Japan	44,633	887,845,073	—	887,889,706
Luxembourg	—	2,754,613	—	2,754,613
Macau	—	474,781	—	474,781
Malaysia	—	4,418,015	—	4,418,015
Mexico	5,027,198	—	—	5,027,198
Netherlands	262,271	93,365,664	—	93,627,935
New Zealand	—	11,742,379	—	11,742,379
Norway	334,611	66,386,136	—	66,720,747
Poland	—	25,748,522	—	25,748,522
Portugal	—	12,336,676	—	12,336,676
Puerto Rico	272,901	—	—	272,901
Russia	—	—	0	0
Singapore	44,268	54,121,972	4,428	54,170,668
South Africa	—	63,781,045	—	63,781,045
South Korea	2,050,656	115,768,647	—	117,819,303
Spain	—	107,667,141	—	107,667,141
Sweden	—	155,028,934	—	155,028,934
Switzerland	3,285,711	149,318,138	—	152,603,849
Taiwan	—	45,711,068	—	45,711,068
Thailand	—	2,183,845	—	2,183,845
Turkey	—	28,799,426	—	28,799,426
United Kingdom	4,787,326	396,525,568	—	401,312,894
United States	3,375,729,742	340,120	—	3,376,069,862
Total Common Stocks	$3,705,581,791	$3,662,774,240	$4,428	$7,368,360,459
Rights/Warrants
Italy	—	—	0	0
Malaysia	55,252	—	—	55,252
United States	—	—	0	0
Total Rights/Warrants	$55,252	$—	$0	$55,252
Exchange-Traded Funds	599,437,185	—	—	599,437,185
Investment Company	53,236,656	—	—	53,236,656
Cash Sweep	119,369,261	—	—	119,369,261
Total	$4,477,680,145	$3,662,774,240	$4,428	$8,140,458,813

Total Equity Fund
Common Stocks	$455,183,117	$150,026,699	$—	$605,209,816
Exchange-Traded Funds	6,807,235	—	—	6,807,235
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Investment Company	$38,344,407	$—	$—	$38,344,407
Total	$500,334,759	$150,026,699	$—	$650,361,458

Credit Income Fund
Preferred Stocks	$4,678,249(b)	$—	$—	$4,678,249
Exchange-Traded Funds	441,654,758	—	—	441,654,758
Corporate Bonds	—	124,512,080(b)	—	124,512,080
Asset-Backed Securities	—	351,676,581(b)	—	351,676,581
Non-Agency Mortgage-Backed Securities	—	505,659,176(b)	9,742,064(b)	515,401,240
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	5,755,778(b)	—	5,755,778
U.S. Government Securities	—	733,452,803	—	733,452,803
Cash Sweep	105,417,029	—	—	105,417,029
Other financial instruments - Assets Interest Rate Risk	—	2,025,422(b)	—	2,025,422
Total	$551,750,036	$1,723,081,840	$9,742,064	$2,284,573,940

Fixed Income Fund
Corporate Bonds	$—	$399,714,100(b)	$—	$399,714,100
Asset-Backed Securities	—	112,633,338(b)	—	112,633,338
Non-Agency Mortgage-Backed Securities	—	358,811(b)	—	358,811
U.S. Government Agencies	—	5,002,835	—	5,002,835
U.S. Government Securities	—	940,402,547	—	940,402,547
Investment Company	20,741,443	—	—	20,741,443
Total	$20,741,443	$1,458,111,631	$—	$1,478,853,074

Short-Term Bond Fund
Corporate Bonds	$—	$32,056,532(b)	$—	$32,056,532
Asset-Backed Securities	—	7,800,314(b)	—	7,800,314
U.S. Government Securities	—	52,408,579	—	52,408,579
Investment Company	519,451	—	—	519,451
Total	$519,451	$92,265,425	$—	$92,784,876

Municipal Bond Fund
Municipal Bonds	$—	$4,006,374,679(b)	$—	$4,006,374,679
Corporate Bonds	—	57,690,845(b)	—	57,690,845
U.S. Government Securities	—	20,077,344	—	20,077,344
Investment Company	117,788,413	—	—	117,788,413
Total	$117,788,413	$4,084,142,868	$—	$4,201,931,281

California Municipal Bond Fund
Municipal Bonds	$—	$335,756,285(b)	$—	$335,756,285
Corporate Bonds	—	6,894,001(b)	—	6,894,001
Investment Company	10,088,962	—	—	10,088,962
Total	$10,088,962	$342,650,286	$—	$352,739,248

New York Municipal Bond Fund
Municipal Bonds	$—	$544,956,656(b)	$—	$544,956,656
Corporate Bonds	—	9,137,008(b)	—	9,137,008
U.S. Government Securities	—	10,782,890	—	10,782,890
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Investment Company	$18,004,641	$—	$—	$18,004,641
Total	$18,004,641	$564,876,554	$—	$582,881,195

(a)	The Large Cap Strategies Fund, the Small & Mid Cap Strategies Fund, and the Credit Income Fund held certain investments categorized as Level 3 that had a fair value less than 1% of NAV with a percentage of NAV as 0.00%, 0.00%, and 0.42%, respectively, for the period ended April 30, 2025. For the Small & Mid Cap Strategies Fund there were transfers out of Level 3 in the amount of $1,905,165 and for the Credit Income Fund there was a purchase of $788,179. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in Note 5 for derivatives.

The Fund did not have material transfers into or out of Level 3 during the six months ended April 30, 2025, with the exception of what is mentioned in footnote (a) above. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives. The use of derivatives exposes a Fund to risks in addition to and greater than those associated with investing directly in the instruments underlying those derivatives, including risks relating to leverage, market conditions and market risk, imperfect correlation (imperfect correlations with underlying instruments or the Fund’s other portfolio holdings), high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. There is no guarantee that the use of derivatives will achieve their intended result.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk than bilateral counterparties. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2025.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

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When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2025, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Large Cap Strategies Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)

Barclays Bank Plc	$3,509,175	$—	$—	$(3,509,175)	$—

Credit Income Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)

Barclays Bank Plc	$2,025,422	$—	$—	$(2,010,000)	$15,422

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.

The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2025
	Derivative Assets		Derivative Liabilities

Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$3,509,175	Unrealized depreciation on forward foreign currency exchange contracts	$—

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	Fair Values of Derivative Instruments as of April 30, 2025
	Derivative Assets		Derivative Liabilities

Credit Income Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Unrealized appreciation on swap agreements	$2,025,422	Unrealized depreciation on swap agreements	$—

	The Effect of Derivative Instruments on the Statements of Operations For the Period Ended April 30, 2025 Net Realized Gain/(Loss) from Derivatives Recognized in Income

Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Forward Foreign Currency Exchange Risk	$—	$—	$—	$—	$(5,229,143)	$(5,229,143)

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$(1,689,872)	$(714,828)	$—	$(2,404,700)

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Forward Foreign Currency Exchange Risk	$—	$—	$—	$—	$9,035,327	$9,035,327
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Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$3,312,757	$—	$3,312,757

For the period ended April 30, 2025, the quarterly average volume of derivative activities was as follows:

	Large Cap Strategies Fund	Credit Income Fund
Forward Foreign Currency Contracts Sold (U.S. Dollar Amounts)	$93,312,843	$—
Total Return Swaps (Notional Amounts in U.S. Dollars)	—	137,500,000

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to pursue their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as

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realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

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6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.67%
Total Equity Fund	0.80%	0.75%	0.70%	0.80%
Credit Income Fund	0.65%	0.60%	0.55%	0.58%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.44%

Average net assets
Small & Mid Cap Strategies Fund	0.85%
Short-Term Bond Fund	0.32%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%

BIM has retained Acadian Asset Management, LLC (“Acadian”), Champlain Investment Partners, LLC (“Champlain”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Champlain, and Polunin are paid for their services directly by BIM. Artisan Partners Limited Partnership (“Artisan”) previously served as a sub-adviser to the Small & Mid Cap Strategies Fund and was terminated effective February 27, 2025. Artisan was paid for its services directly by BIM.

BIM has retained Aikya Investment Management Limited (“Aikya”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Aikya and Sands are paid for their services directly by BIM.

BIM has retained Aikya, Polunin and Sands as sub-advisers to each manage a segment of the Total Equity Fund by providing a model portfolio to BIM on an ongoing basis. Aikya, Polunin and Sands are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. The Bank of New York Mellon (“BNY”) and BNY Mellon Investment Servicing (US) Inc. act as administrator and fund accounting agent and transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder

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sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets.

D. Custody Fees. The All Cap Core Fund, Large Cap Strategies Fund, Total Equity Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian. The Small & Mid Cap Strategies Fund has retained BTCO to serve as its co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund, Large Cap Strategies Fund and Total Equity Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund, Large Cap Strategies Fund and Total Equity Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Large Cap Strategies Fund and Small & Mid Cap Strategies Fund have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and Credit Income Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM has contractually committed through October 31, 2026 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the All Cap Core Fund at 0.95%, the Large Cap Strategies Fund at 1.10%, the Small & Mid Cap Strategies Fund at 1.10%, the Total Equity Fund at 0.98%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Short-Term Bond Fund at 0.37%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the period ended April 30, 2025, BIM waived $85,460 for the All Cap Core Fund, $1,784,518 for the Small & Mid Cap Strategies Fund, $79,678 for the Total Equity Fund, $166,495 for the Credit Income Fund, $832,654 for the Fixed Income Fund, $145,451 for the Short-Term Bond Fund, $1,606,623 for the Municipal Bond Fund, $343,084 for the California Municipal Bond Fund, and $488,473 for the New York Municipal Bond Fund. The contractual advisory fee waivers may be changed or terminated at any time with the approval of the Board. BIM, however, does not have the ability to recapture fees currently being waived at a later date.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. Cross trades for the six months ended April 30, 2025 were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BTCO serves as investment advisor. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7. For the six months ended April 30, 2025, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
All Cap Core Fund	$—	$152,109,365	$27,115,454
Large Cap Strategies Fund	—	25,955,184	8,202,934
Small & Mid Cap Strategies Fund	—	4,893,778	288,177
Total Equity Fund	182,958,327	—	—
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7.	Securities Transactions:

Investment transactions for the period ended April 30, 2025, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$687,083,249	$1,004,353,150
Large Cap Strategies Fund	6,272,720,035	7,978,713,825
Small & Mid Cap Strategies Fund	3,091,657,941	3,725,232,100
Total Equity Fund	618,611,160	8,179,471
Credit Income Fund	141,999,142	206,204,715
Fixed Income Fund	153,966,319	97,261,033
Short-Term Bond Fund	16,079,902	1,875,945
Municipal Bond Fund	1,041,870,568	888,601,154
California Municipal Bond Fund	26,695,198	29,282,310
New York Municipal Bond Fund	53,668,495	20,872,088

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the period ended April 30, 2025 were as follows:

	Purchases	Sales
Credit Income Fund	$74,138,855	$3,960,893
Fixed Income Fund	600,225,649	583,358,235
Short-Term Bond Fund	32,350,123	11,183,922
Municipal Bond Fund	19,715,625	47,890,898
California Municipal Bond Fund	7,393,359	12,455,039
New York Municipal Bond Fund	9,857,813	30,428,516

8.	Redemptions in-kind:

When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions in-kind). Gains and losses realized on redemptions in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2024, the All Cap Core Fund realized a net gain of $57,604,732 on $125,090,580 of redemptions in-kind, including cash of $2,390,404, with affiliates of BIM. During the six months ended April 30, 2025, there was no such activity.

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

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As of April 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,943,424,653	$1,177,158,259	$(47,951,081)	$1,129,207,178
Large Cap Strategies Fund	15,436,712,808	7,889,367,037	(442,975,538)	7,446,391,499
Small & Mid Cap Strategies Fund	7,245,444,057	1,354,170,482	(459,155,726)	895,014,756
Total Equity Fund	648,436,954	7,825,773	(5,901,269)	1,924,504
Credit Income Fund	2,777,914,561	30,143,580	(525,509,623)	(495,366,043)
Fixed Income Fund	1,466,095,298	18,419,513	(5,661,737)	12,757,776
Short-Term Bond Fund	92,042,311	749,553	(6,988)	742,565
Municipal Bond Fund	4,248,478,867	14,426,046	(60,973,632)	(46,547,586)
California Municipal Bond Fund	357,770,773	924,487	(5,956,012)	(5,031,525)
New York Municipal Bond Fund	594,709,226	946,675	(12,774,706)	(11,828,031)

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2024 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Distributions paid from:
Ordinary income	$6,016,433	$122,213,975	$52,892,671	$136,598,824
Net Long Term Capital Gains	245,752,964	—	—	—
Total Taxable Distributions	251,769,397	122,213,975	52,892,671	136,598,824
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$251,769,397	$122,213,975	$52,892,671	$136,598,824

	Fixed Income Fund	Short-Term Bond Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$54,186,280	$554,994	$22,074,297	$2,342,791	$3,337,459
Net Long Term Capital Gains	—	—	—	—	—
Total Taxable Distributions	54,186,280	554,994	22,074,297	2,342,791	3,337,459
Tax Exempt Distributions	—	—	76,720,258	6,847,401	9,923,681
Total Distributions Paid	$54,186,280	$554,994	$98,794,555	$9,190,192	$13,261,140

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2024, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2024. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

155

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2025
(Unaudited)

As of October 31, 2024, the capital loss carryforwards of the below Funds are available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Credit Income Fund	$77,917,182	$99,701,201
Fixed Income Fund	20,911,687	131,234,858
Municipal Bond Fund	73,373,789	130,366,649
California Municipal Bond Fund	6,318,983	10,324,397
New York Municipal Bond Fund	6,341,899	14,583,041

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The All Cap Core Fund had late year loss deferrals of $401,804 in the year ended October 31, 2024.

10.	Commitments:

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of April 30, 2025, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

156

Old Westbury Funds, Inc.
Additional Information (Unaudited)
April 30, 2025

Information on Proxy Voting:

The Funds’ voting record is available (i) without charge, upon request, by calling (800) 607-2200, (ii) free of charge on our website (https:// www.oldwestburyfunds.com), and (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT is available (i) without charge, upon request, by calling (800) 607-2200, (ii) free of charge on our website (https://www.oldwestburyfunds.com), and (iii) on the SEC’s website at http://www.sec.gov.

157

Old Westbury Funds, Inc.
Approval of Advisory Agreement Amendment with Bessemer Investment Management LLC and Sub-Advisory Agreements with Aikya Investment Management Limited, Polunin Capital Partners Limited, and Sands Capital Management, LLC, on behalf of the Old Westbury Total Equity Fund (Unaudited)
April 30, 2025

At a special meeting held on January 13, 2025, the Board of Directors (the “Board” or the “Directors”) of Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) of any party to the agreements defined below (“Independent Directors”), unanimously determined to approve the Advisory Agreement Amendment with Bessemer Investment Management LLC (“BIM” or the “Adviser”) and each of the proposed Sub-Advisory Agreements with Aikya Investment Management Limited (“Aikya”), Polunin Capital Partners Limited (“Polunin”), and Sands Capital Management, LLC (“Sands Capital”) (collectively, the “Sub-Advisers”) on behalf of the Old Westbury Total Equity Fund (the “New Fund”).

In approving the Advisory Agreement Amendment and each of the proposed Sub-Advisory Agreements the Board considered information about the Adviser and each of the Sub-Advisers, including the 15(c) materials and other information provided in reports and presentations throughout the year, and supplemental information provided with respect to the New Fund. The Board’s conclusions were based on the comprehensive consideration of information presented to it and are not the result of any single controlling factor.

The Board noted that its decision with respect to the Advisory Agreement Amendment and each of the Sub-Advisory Agreements may have also been based, in part, on the Board’s knowledge of the Adviser and each Sub-Adviser resulting from, among other things, the Board’s consideration of sub-advisory agreements with the Sub-Advisers in prior years, the sub-advisory agreements for other funds in the Corporation, the Board’s review throughout the year of the performance and operations of funds in the Corporation and each Director’s business judgment and industry experience.

The following summarizes the primary materials and factors that the Directors considered and the conclusions they reached in approving the Advisory Agreement Amendment and each of the Sub-Advisory Agreements on behalf of the New Fund. The Board’s decision was made separately with respect to each Sub-Advisory Agreement.

(1) The nature, extent and quality of services to be provided by the Adviser and Sub-Advisers.

The Board considered the nature, extent and quality of services to be provided to the New Fund under the Advisory Agreement Amendment and each of the Sub-Advisory Agreements. The Board took into account information provided by the Adviser regarding the design, investment objective and strategies and fees and expenses of the New Fund in connection with its meetings on January 13, 2025 and November 21, 2024. The Board also took into account information that it had reviewed earlier in the year as it relates to the Adviser and the Sub-Advisers in connection with its annual review of the Investment Advisory Agreement and Sub-Advisory Agreements for the existing funds in the Corporation. The Board considered the experience and skills of the investment personnel, the resources made available to such personnel and the organizational depth of the Adviser and the Sub-Advisers.

The Directors noted that, in addition to managing the overall investment program of the New Fund, the Adviser will provide day-to-day portfolio management for a portion of the Fund and will implement the investment recommendations of the Sub-Advisers pursuant to model portfolios provided by the Sub-Advisers and construct a portfolio for the New Fund that represents the aggregation of the Adviser’s portions of the New Fund’s portfolio and the model portfolios provided by the Sub-Advisers, with the weighting of each Sub-Adviser’s model portfolio in the total portfolio determined by the Adviser. The Directors also considered that the Adviser and its affiliates will provide, at their expense, personnel responsible for supervising the provision of compliance, administrative, accounting and related services, including valuation of the New Fund’s portfolio of investments, reports and filings with regulatory authorities and services related to such functions. In addition, the Board took into account the Adviser’s long-standing relationship with the Corporation. The Board also considered the Adviser’s compliance program.

The Board considered the scope and quality of services to be provided to the New Fund by the Sub-Advisers. The Board considered that each Sub-Adviser would manage its allocated portion of the New Fund’s portfolio by providing a model portfolio to the Adviser on an ongoing basis and each Sub-Adviser will use its research and securities selection processes in constructing its model portfolio. The Board considered that the Sub-Advisers serve as sub-advisers to other funds in the Corporation and took into account their history in sub-advising those portfolios as well as their compliance and operational histories with respect to such portfolios.

The Directors evaluated these factors based on their direct experience with the Adviser and the Sub-Advisers, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors. Based on these factors, among other considerations, the Directors concluded that they were satisfied with the nature, quality and extent of services anticipated to be provided by the Adviser and the Sub-Advisers.

(2) The performance of the New Fund and the Adviser and Sub-Advisers.

The Board noted that because the New Fund had not commenced operations, there was no performance information for the New Fund for the Board to consider at this time but that the Board would review the New Fund’s performance going forward. The Board considered the Adviser’s expertise and ability to manage an investment strategy similar to that of the New Fund and it considered Aikya’s, Polunin’s, and Sands Capital’s historical performance for sleeves of another series of the Corporation sub-advised by Aikya, Polunin, and Sands Capital, respectively. Based on these considerations, among others, the Board determined that the Adviser and the Sub-Advisers had demonstrated an ability to

158

Old Westbury Funds, Inc.
Approval of Advisory Agreement Amendment with Bessemer Investment Management LLC and Sub-Advisory Agreements with Aikya Investment Management Limited, Polunin Capital Partners Limited, and Sands Capital Management, LLC, on behalf of the Old Westbury Total Equity Fund (Unaudited) - (Continued)
April 30, 2025

capably manage assets in the styles expected to be used in connection with the New Fund and concluded that the information considered supported a determination to approve the Advisory Agreement Amendment and each Sub-Advisory Agreement.

(3) The cost of the advisory services and the anticipated profits to the Adviser and its affiliates from the relationship with the New Fund.

The Board considered the New Fund’s proposed advisory fees, operating expenses and estimated total expense ratio, and compared them to fees and expenses of the peer group presented. The Board considered that the New Fund’s proposed advisory fee was greater than the median for its peer group. The Board also considered that the Adviser provided not only supervisory services, but also direct day-to-day investment management over portions of the New Fund’s assets and would be responsible for implementing the Sub-Advisers’ model portfolios. The Board also considered that the New Fund’s total anticipated net expenses were below the peer group median. The Board also noted the advisory fee breakpoints as well as the Adviser’s contractual commitment to waive its advisory fee to the extent necessary to ensure that the net annual fund operating expense ratio (excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, and acquired fund fees and expenses) do not exceed 0.98%. The Board considered the proposed sub-advisory fees and noted that Aikya’s, Polunin’s, and Sands Capital’s respective sub-advisory fees would be paid entirely by the Adviser. Additionally, the Board considered the Adviser’s anticipated profitability from its relationship to the New Fund. Based on these considerations as well as other factors, including the fact that the New Fund is intended to be used principally as an asset allocation vehicle for client accounts of Bessemer and its affiliates, the Board, including all of the Independent Directors, concluded that the New Fund’s advisory fee schedule and sub-advisory fees were fair and reasonable in light of the quality of services expected to be provided to the New Fund by the Adviser and the Sub-Advisers.

(4) The extent to which economies of scale will be realized as the New Fund grows and whether fee levels reflect those economies of scale.

The Board considered whether economies of scale would be realized with respect to the management of the New Fund and whether the New Fund would benefit from any such economies of scale. In this regard, the Directors noted the advisory fee breakpoint levels with respect to the New Fund. The Directors also noted that the Adviser would bear Aikya’s, Polunin’s, and Sands Capital’s sub-advisory fees. As the New Fund had not yet commenced investment operations, the Directors concluded that it was not possible to determine whether economies of scale were currently in existence. The Directors determined to continue to monitor this in the future.

(5) Ancillary benefits and other factors.

The Directors also considered other benefits expected to be received by the Adviser from the management of the New Fund. The Board considered the compensation to be paid by the New Fund to affiliates of the Adviser for other services, including administrative services, shareholder servicing and custody. The Board considered comparative information relating to the fees charged for certain non-advisory services. The Board also considered the intended principal use of the New Fund as an asset allocation investment vehicle for clients of Bessemer and its affiliated banks and trust companies, with the resulting expectation that the asset size of the New Fund would grow as Bessemer’s client base grows. The Board also considered whether there were other benefits expected to be received by the Adviser, Aikya, Polunin, Sands Capital, or their affiliates, from the Adviser’s, Aikya’s, Polunin’s, and Sands Capital’s relationship with the New Fund, including potential future increases in profitability to the Adviser resulting from the Sub-Advisers’ sub-advisory fee schedules. The Board determined to monitor these matters and concluded that the proposed advisory and sub-advisory fees were reasonable in light of these fall-out benefits and other factors.

Conclusion.

The Board, including all of the Independent Directors, concluded that the fees payable under the Advisory Agreement Amendment and each of the Sub-Advisory Agreements for the New Fund were fair and reasonable with respect to the services that the Adviser and each Sub-Adviser provide, in light of the factors described above that the Board deemed relevant. The Board, including all of the Independent Directors, unanimously approved the Advisory Agreement Amendment and each of the Sub-Advisory Agreements. The Board based its decision on an evaluation of these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Independent Counsel in making this determination.

159

Old Westbury Funds, Inc.
Approval of Amendment of Sub-Advisory Agreement with Polunin Capital Partners Limited on behalf of the Old Westbury Small & Mid Cap Strategies Fund (Unaudited)
April 30, 2025

At a meeting held on February 20, 2025, the Board of Directors, including the Independent Directors, unanimously determined to approve the amendment to the sub-advisory agreement with Polunin Capital Partners Limited (“Polunin”) on behalf of Small & Mid Cap Strategies Fund (the “Fund”) with respect to the new international value strategy (the “Amendment”).

In approving the Amendment, the Board considered the overall fairness of the Amendment and whether the Amendment was in the best interests of the Fund. The Board also considered information about Bessemer Investment Management LLC (“BIM” or the “Adviser”) and Polunin and materials presented in advance of the Meeting as well as other information furnished to the Board throughout the year, including in connection with its contract review meetings held in April and July 2024, as and to the extent deemed relevant by the Directors. In this regard, the Board noted that it had received and reviewed information regarding Polunin, and the services to be provided by Polunin to the Fund under the Amendment. This information, which included Polunin’s response to a due diligence questionnaire, as well as information concerning Polunin’s organization, compliance program and financial condition, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board also noted that the Directors had earlier in the Meeting discussed with the Adviser its recommendation that the Board approve the Amendment and, during executive sessions over the prior year, the Independent Directors had met with their counsel (“Independent Counsel”) and counsel to the Corporation (“Counsel”) and reviewed their legal duties and responsibilities in considering and approving advisory agreements and discussed materials and other information provided to them. The Board concluded that they had received adequate information to make a reasonable determination with respect to the approval of the Amendment.

The Board noted that its decision with respect to the Amendment may have also been based, in part, on the Board’s knowledge of Polunin resulting from, among other things, the Board’s consideration of the sub-advisory agreement with Polunin in prior years, the sub-advisory agreements for other funds in the Corporation, the Board’s review throughout the year of the performance and operations of funds in the Corporation and each Director’s business judgment and industry experience.

The Board’s conclusions are based on the comprehensive consideration of information presented to it and are not the result of any single controlling factor.

The following summarizes the primary factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Amendment.

(1) The nature, extent and quality of services to be provided by Polunin.

The Board considered the scope and quality of services to be provided by Polunin under the Amendment. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers that would be responsible for managing Polunin’s applicable portion of the Fund. The Board took into account Polunin’s portfolio management, compliance, operational, and trading history. The Board considered the experience and skills of Polunin’s investment personnel, the resources made available to such personnel and the organizational structure of Polunin.

Based on these considerations, among others, the Board concluded that the nature, extent, and quality of services to be provided by Polunin were expected to be satisfactory.

(2) The performance of Polunin.

The Board considered performance data with respect to other accounts managed or sub-advised by Polunin, including another portion of the Fund, which pursue different investment strategies. In addition, the Board considered discussions between the proposed portfolio management team and the Board that occurred during the Meeting.

Based on these considerations, among others, the Board determined that Polunin had demonstrated an ability to appropriately manage assets in the style expected to be used by Polunin in connection with the applicable portion of the Fund and the Board concluded that its review of performance and related information supported a determination to approve the Amendment.

(3) The cost of the advisory services and profitability.

The Directors noted that the fee payable to Polunin under the Amendment would be paid entirely by the Adviser and the relevance of Polunin’s profitability was considered by the Directors in that context.

Based on these considerations, among others, the Board, including all of the Independent Directors, concluded that the sub-advisory fee to be paid to Polunin under the Amendment was fair and reasonable in light of the quality of services to be provided by Polunin.

160

Old Westbury Funds, Inc.
Approval of Amendment of Sub-Advisory Agreement with Polunin Capital Partners Limited on behalf of the Old Westbury Small & Mid Cap Strategies Fund (Unaudited) - (Continued)
April 30, 2025

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board considered whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted in this regard that BIM would bear Polunin’s sub-advisory fee. The Directors undertook to continue to review the appropriateness of the sub-advisory fee, taking into account the potential impact of economies of scale, over time.

(5) Ancillary benefits and other factors.

The Board also considered whether there were other benefits expected to be received by the Adviser, Polunin, or their affiliates, from Polunin’s relationship with the Fund. The Board determined to monitor these matters and concluded that the proposed sub-advisory fee was reasonable in light of these fall-out benefits and other factors.

Conclusion

The Board, including all of the Independent Directors, concluded that the fee to be paid to Polunin under the Amendment was fair and reasonable with respect to the services that Polunin would provide, in light of the factors described above and others that the Board deemed relevant. The Board based its decision on an evaluation of these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

161

Investment Adviser:

Bessemer Investment Management LLC
1271 Avenue of the Americas
New York, NY 10020
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Administrator:

The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm:

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

April 30, 2025

Cusip 680414307

Cusip 680414109

Cusip 680414604

Cusip 680414836

Cusip 680414851

Cusip 680414406

Cusip 680414844

Cusip 680414505

Cusip 680414877

Cusip 680414869

(OWF_A21-SAR2025)

(4/25)

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A Special Meeting of Shareholders of Old Westbury Funds, Inc. (the “Corporation”) was held on March

28, 2025 and adjourned to April 11, 2025 (the “Meeting”) for shareholders of record as of the close of business on February 20, 2025. The following proposal was submitted for a vote of the Funds’ shareholders at the Meeting:

1. To approve a proposal to elect six Directors, Alexander Ellis III, Patricia L. Francy, Daphne H. Foster, R. Keith Walton, Patrick Darcy, and Michael Marquez, to the Board of Directors of the Corporation, each to hold office for an indefinite term.

With respect to the proposal, the following votes were received:

Shares outstanding as of the record date of the Meeting:	2,813,499,461.292

Shares represented at the Meeting in person or by proxy:	2,775,505,212.810

Shares voted in favor:

Alexander Ellis III	2,775,419,165.983
Patricia L. Francy	2,775,419,165.983
Daphne H. Foster	2,775,419,165.983
R. Keith Walton	2,775,492,432.810
Patrick Darcy	2,774,072,316.581
Michael Marquez	2,775,419,165.983

Shares voted against:	0

Shares withheld:

Alexander Ellis III	86,046.827
Patricia L. Francy	86,046.827
Daphne H. Foster	86,046.827
R. Keith Walton	12,780.000
Patrick Darcy	1,432,896.229
Michael Marquez	86,046.827

Based on the votes received, the proposal was approved by shareholders of the Corporation and each of Alexander Ellis III,  Patricia L. Francy,  Daphne H. Foster, R. Keith Walton, Patrick Darcy, and Michael Marquez were elected to the Board of Directors of the Corporation.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a) of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date July 7, 2025

By (Signature and Title)*	/s/Matthew A. Rizzi
Matthew A. Rizzi, Treasurer (Principal Financial Officer)

Date July 7, 2025

* Print the name and title of each signing officer under his or her signature.